UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Advisor Asset Allocation Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805770.101 AAL QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 71.6%

	Shares	Value

CONSUMER DISCRETIONARY – 13.6%
Automobiles – 0.2%
Renault SA	2,400	$212,469
Toyota Motor Corp.	3,900	159,861
		372,330
Distributors – 0.1%
Li & Fung Ltd.	46,000	93,225
Hotels, Restaurants & Leisure 0.8%
Carnival Corp. unit	13,500	666,090
Carnival PLC	1,600	82,992
McDonald’s Corp.	18,100	587,345
		1,336,427
Household Durables – 7.1%
D.R. Horton, Inc.	72,433	2,674,226
Harman International Industries, Inc.	8,900	920,260
Hovnanian Enterprises, Inc. Class A (a)	16,400	986,460
KB Home	41,100	3,047,976
Ryland Group, Inc.	28,300	2,047,788
Techtronic Industries Co. Ltd.	48,000	121,057
Thomson SA	3,600	80,709
Toll Brothers, Inc. (a)	49,760	2,390,968
		12,269,444
Internet & Catalog Retail 0.2%
eBay, Inc. (a)	10,400	421,096
Leisure Equipment & Products – 0.1%
Sega Sammy Holdings, Inc.	2,600	191,792
Media – 2.2%
Clear Channel Communications, Inc.	83,297	2,773,790
Lamar Advertising Co. Class A (a)	6,600	265,452
NTL, Inc. (a)	13,258	846,921
		3,886,163
Multiline Retail – 1.8%
Federated Department Stores, Inc.	13,200	910,536
Nordstrom, Inc.	6,500	218,270
Target Corp.	36,200	1,945,750
		3,074,556
Specialty Retail – 1.0%
Home Depot, Inc.	43,200	1,741,824

Quarterly Report

2

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.1%
The Swatch Group AG (Reg.)	7,992	$227,833

TOTAL CONSUMER DISCRETIONARY		23,614,690

CONSUMER STAPLES 1.8%
Beverages – 0.1%
Pernod-Ricard	800	138,882
Food & Staples Retailing – 0.7%
Wal-Mart Stores, Inc.	26,170	1,176,603
Food Products 0.0%
Global Bio-Chem Technology Group Co. Ltd.	164,000	76,497
Tobacco 1.0%
Altria Group, Inc.	24,600	1,739,220

TOTAL CONSUMER STAPLES		3,131,202

ENERGY 9.0%
Energy Equipment & Services – 3.4%
BJ Services Co.	6,600	416,328
ENSCO International, Inc.	6,300	257,418
Fugro NV (Certificaten Van Aandelen) unit	2,000	60,138
Halliburton Co.	32,200	1,995,434
Nabors Industries Ltd. (a)	9,500	636,500
Noble Corp.	8,800	627,440
Pride International, Inc. (a)	14,600	369,380
Smith International, Inc.	23,000	799,020
Technip-Coflexip SA	2,400	137,550
Weatherford International Ltd. (a)	8,770	593,817
		5,893,025
Oil, Gas & Consumable Fuels – 5.6%
Arch Coal, Inc.	22,600	1,450,920
BP PLC	18,800	214,257
Canadian Natural Resources Ltd.	4,800	236,431
EnCana Corp.	4,400	215,765
ENI Spa	6,700	198,655
Massey Energy Co.	10,894	553,415
Peabody Energy Corp.	23,100	1,655,577
Royal Dutch Shell PLC Class A	3,200	103,936

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Total SA Series B	1,360	$358,605
Valero Energy Corp.	44,000	4,686,000
		9,673,561

TOTAL ENERGY		15,566,586

FINANCIALS – 10.2%
Capital Markets 1.1%
Credit Suisse Group (Reg.)	7,666	334,391
Lehman Brothers Holdings, Inc.	11,400	1,204,524
UBS AG (Reg.)	4,814	395,229
		1,934,144
Commercial Banks – 0.7%
DnB NOR ASA	12,000	126,529
Shinhan Financial Group Co. Ltd.	1,940	56,790
Societe Generale Series A	1,500	162,035
Sumitomo Mitsui Financial Group, Inc.	42	345,007
Unicredito Italiano Spa	14,900	84,899
Wachovia Corp.	9,500	471,390
		1,246,650
Consumer Finance – 0.2%
Aiful Corp.	2,250	173,760
Credit Saison Co. Ltd.	2,700	106,223
		279,983
Diversified Financial Services – 0.9%
CIT Group, Inc.	31,500	1,426,320
ING Groep NV (Certificaten Van Aandelen)	5,800	169,476
		1,595,796
Insurance – 6.3%
ACE Ltd.	18,100	803,821
AFLAC, Inc.	25,060	1,083,093
Allianz AG (Reg.)	2,000	260,200
American International Group, Inc.	118,067	6,989,566
Prudential PLC	14,600	133,268
W.R. Berkley Corp.	12,450	441,851
Willis Group Holdings Ltd.	36,200	1,267,000
		10,978,799

Quarterly Report

4

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – 1.0%
Golden West Financial Corp., Delaware		27,700	$ 1,689,423

TOTAL FINANCIALS			17,724,795

HEALTH CARE – 8.8%
Biotechnology – 0.1%
QIAGEN NV (a)		13,500	170,370
Health Care Equipment & Supplies – 1.5%
Fisher Scientific International, Inc. (a)		2,812	181,318
GN Store Nordic AS		14,000	182,979
Medtronic, Inc.		36,700	2,091,900
St. Jude Medical, Inc. (a)		3,700	169,830
			2,626,027
Health Care Providers & Services – 4.7%
Health Net, Inc. (a)		5,600	258,216
Sunrise Senior Living, Inc. (a)		6,300	374,157
UnitedHealth Group, Inc.		146,000	7,519,000
			8,151,373
Pharmaceuticals – 2.5%
Johnson & Johnson		62,600	3,968,214
Novartis AG (Reg.)		2,375	115,781
Roche Holding AG (participation certificate)		1,600	220,980
			4,304,975

TOTAL HEALTH CARE			15,252,745

INDUSTRIALS – 8.7%
Aerospace & Defense – 3.1%
BAE Systems PLC		44,500	262,571
Honeywell International, Inc.		48,800	1,868,064
Lockheed Martin Corp.		17,500	1,089,200
Northrop Grumman Corp.		9,000	504,810
Precision Castparts Corp.		4,700	454,396
The Boeing Co.		19,000	1,273,380
			5,452,421
Airlines – 0.2%
British Airways PLC (a)		18,700	93,706
Ryanair Holdings PLC sponsored ADR (a)		3,700	169,423
			263,129

	5		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – 0.9%
Asset Acceptance Capital Corp. (a)		56,300	$1,625,381
Construction & Engineering – 0.5%
Dycom Industries, Inc. (a)		23,400	414,648
Fluor Corp.		6,400	396,224
			810,872
Electrical Equipment – 0.2%
Rockwell Automation, Inc.		8,300	431,932
Industrial Conglomerates – 1.7%
General Electric Co.		67,570	2,271,028
Smiths Group PLC		4,900	80,177
Tyco International Ltd.		19,882	553,316
			2,904,521
Machinery – 0.5%
Caterpillar, Inc.		15,400	854,546
Weichai Power Co. Ltd. (H Shares)		23,000	56,675
			911,221
Road & Rail 1.3%
Canadian National Railway Co.		20,875	1,377,481
Norfolk Southern Corp.		26,900	957,909
			2,335,390
Trading Companies & Distributors – 0.3%
Mitsui & Co. Ltd.		12,000	127,096
WESCO International, Inc. (a)		9,500	329,650
			456,746

TOTAL INDUSTRIALS			15,191,613

INFORMATION TECHNOLOGY – 9.0%
Communications Equipment – 1.1%
China Techfaith Wireless Communication Technology Ltd.
sponsored ADR		3,300	53,097
Juniper Networks, Inc. (a)		26,500	602,610
Nokia Corp. sponsored ADR		82,800	1,305,756
			1,961,463
Computers & Peripherals – 1.0%
Apple Computer, Inc. (a)		10,800	506,844
Dell, Inc. (a)		32,200	1,146,320
			1,653,164

Quarterly Report	6

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.4%
AU Optronics Corp. sponsored ADR	9,283	$137,296
Hoya Corp.	2,400	314,954
Optimax Technology Corp.	94,121	164,101
Yageo Corp. (a)	121,000	37,870
		654,221
Internet Software & Services – 0.8%
Google, Inc. Class A (sub. vtg.)	3,000	858,000
Yahoo! Japan Corp	53	125,493
Yahoo!, Inc. (a)	13,800	460,092
		1,443,585
IT Services – 2.5%
Affiliated Computer Services, Inc. Class A (a)	57,500	2,987,125
Computershare Ltd.	12,700	64,013
First Data Corp.	30,000	1,246,500
		4,297,638
Office Electronics – 0.1%
Canon, Inc.	3,000	151,950
Semiconductors & Semiconductor Equipment – 3.1%
Advantest Corp.	1,500	118,026
Analog Devices, Inc.	15,300	557,685
ARM Holdings PLC	24,900	51,630
ASML Holding NV (NY Shares) (a)	24,700	417,430
Freescale Semiconductor, Inc. Class B (a)	13,700	329,896
Intel Corp.	74,600	1,918,712
KLA Tencor Corp.	15,500	786,780
National Semiconductor Corp.	29,100	725,463
STATS ChipPAC Ltd. sponsored ADR (a)	7,500	47,775
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	42,000	345,659
United Microelectronics Corp.	163,233	97,691
United Microelectronics Corp. sponsored ADR	13,896	47,385
		5,444,132

TOTAL INFORMATION TECHNOLOGY		15,606,153

MATERIALS 4.3%
Chemicals – 3.6%
Ashland, Inc.	6,900	419,451
CF Industries Holdings, Inc.	21,300	357,627
Chemtura Corp.	13,400	229,944

7		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

MATERIALS – continued
Chemicals – continued
Lyondell Chemical Co.	24,100	$621,780
Monsanto Co.	34,100	2,176,944
Mosaic Co. (a)	62,000	1,001,300
Nitto Denko Corp.	2,900	185,663
Potash Corp. of Saskatchewan	10,900	1,196,470
		6,189,179
Construction Materials 0.3%
Florida Rock Industries, Inc.	8,400	475,440
Metals & Mining – 0.4%
Grupo Mexico SA de CV Series B	53,667	94,369
Novelis, Inc.	30,500	704,014
		798,383
Paper & Forest Products 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	8,950	103,820

TOTAL MATERIALS		7,566,822

TELECOMMUNICATION SERVICES – 6.0%
Diversified Telecommunication Services – 0.1%
Philippine Long Distance Telephone Co.	5,740	162,179
Telefonica SA	7,800	129,428
		291,607
Wireless Telecommunication Services – 5.9%
American Tower Corp. Class A (a)	50,765	1,210,238
Sprint Nextel Corp.	346,788	8,992,213
		10,202,451

TOTAL TELECOMMUNICATION SERVICES		10,494,058

UTILITIES – 0.2%
Electric Utilities – 0.2%
Exelon Corp.	6,100	328,729
TOTAL COMMON STOCKS
(Cost $101,168,159)		124,477,393

Quarterly Report

8

U.S. Treasury Obligations 0.2%
		Principal	Value
		Amount
U.S. Treasury Bills, yield at date of purchase 2.97% to
3.28% 9/8/05 to 10/13/05 (c)
(Cost $299,022)		$ 300,000	$ 299,013
Fixed Income Funds 13.0%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b)		25,377	2,554,449
Fidelity High Income Central Investment Portfolio 1 (b)		105,833	10,391,694
Fidelity Tactical Income Central Investment Portfolio (b)		95,528	9,553,764
TOTAL FIXED INCOME FUNDS
(Cost $22,087,827)			22,499,907
Money Market Funds 14.8%
Fidelity Cash Central Fund, 3.6% (b)
(Cost $25,693,556)		25,693,556	25,693,556
Cash Equivalents 0.0%
		Maturity
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.54%,
dated 8/31/05 due 9/1/05)
(Cost $44,000)		$44,004	44,000

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $149,292,564)			173,013,869

NET OTHER ASSETS – 0.4%			765,056
NET ASSETS 100%			$ 173,778,925

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
18 S&P 500 Index Contracts	Sept. 2005	$ 5,496,300	$ 53,610
The face value of futures purchased as a percentage of net assets – 3.2%

	9		Quarterly Report

Investments (Unaudited) continued Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund’s holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund’s holdings is provided at the end of this report. (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,013.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $150,281,324. Net unrealized appreciation aggregated $22,732,545, of which $26,555,403 related to appreciated investment securities and $3,822,858 related to depreciated investment securities.

Quarterly Report

10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

11 Quarterly Report

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of August 31, 2005 which are direct or indirect investments of Fidelity Advisor Asset Allocation Fund.

These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments.

Quarterly Report

12

Fidelity Floating Rate Central Investment Portfolio

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) 92.2%

	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$1,390,000	$ 1,414,325
Air Transportation – 0.5%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,133,250
Automotive 4.3%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	2,425,227	2,458,574
AM General LLC Tranche B1, term loan 8.0303%
11/1/11 (b)	3,747,436	3,925,439
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,073,250
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,498,500
Travelcenters of America, Inc. Tranche B, term loan
5.26% 12/1/11 (b)	7,916,840	8,015,801
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,777,696	2,805,473
		19,777,037
Broadcasting – 1.2%
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87%
10/1/12 (b)	3,900,000	3,924,375
Spanish Broadcasting System, Inc. Tranche 1, term loan
5.49% 6/10/12 (b)	1,571,063	1,594,628
		5,519,003
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.125%
6/29/12 (b)	1,850,000	1,863,875
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,213,900	1,230,591
Masonite International Corp. term loan 5.6568%
4/5/13 (b)	1,466,325	1,468,158
		4,562,624
Cable TV 6.6%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.5%
6/30/09 (b)	3,000,000	2,977,500
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	6,630,902	6,606,036
Tranche B, term loan 6.9298% 4/7/11 (b)	1,992,485	2,002,448
DIRECTV Holdings LLC Tranche B, term loan 5.0881%
4/13/13 (b)	2,260,000	2,285,425

13		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	$3,000,000	$3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.2544% 9/30/12 (b)	3,940,000	3,989,250
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.6607% 6/22/11 (b)	2,593,451	2,619,385
		30,022,294
Capital Goods 1.4%
Alliance Laundry Systems LLC term loan 5.8%
1/27/12 (b)	1,950,000	1,981,688
Flowserve Corp. term loan 5.6198% 8/10/12 (b)	1,280,000	1,297,600
GenTek, Inc. term loan 6.1689% 2/28/11 (b)	1,969,468	1,974,392
Hexcel Corp. Tranche B, term loan 5.6318% 3/1/12 (b)	370,000	374,163
Wastequip, Inc. Tranche B1, term loan 6.17%
7/15/11 (b)	970,000	979,700
		6,607,543
Chemicals – 1.7%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,384,411
Mosaic Co. Tranche B, term loan 5.2184% 2/21/12 (b)	1,895,250	1,918,941
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,324,668
		7,628,020
Consumer Products – 1.3%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.3768%
5/14/09 (b)	397,983	402,957
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.27% 1/24/12 (b)	376,129	377,540
Jostens IH Corp. Tranche A, term loan 6.0044%
10/4/10 (b)	1,800,000	1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0593%
12/19/11 (b)	1,976,462	2,006,109
		5,828,151
Containers – 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	965,438

Quarterly Report

14

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.5706%
8/11/08 (b)	$650,000	$659,750
Refco Finance Holdings LLC term loan 5.6751%
8/5/11 (b)	2,972,222	3,009,375
		3,669,125
Diversified Media – 0.8%
Lamar Media Corp.:
Tranche A, term loan 4.8125% 6/30/09 (b)	496,501	496,501
Tranche C, term loan 5.314% 6/30/10 (b)	1,829,248	1,829,248
R.H. Donnelley Corp. Tranche A3, term loan 5.306%
12/31/09 (b)	1,213,001	1,222,099
		3,547,848
Electric Utilities – 4.2%
Allegheny Energy Supply Co. LLC term loan 5.3594%
3/8/11 (b)	3,204,597	3,252,666
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.46% 6/24/12 (b)	1,788,618	1,815,447
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Primary Energy Finance LLC term loan 5.6406%
8/24/12 (b)	3,030,000	3,067,875
Reliant Energy, Inc. term loan 6.0835% 4/30/10 (b)	1,990,000	2,007,413
Texas Genco LLC term loan 5.4146% 12/14/11 (b)	2,985,000	3,026,044
		19,322,474
Energy – 8.0%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.17% 7/22/12 (b)	370,000	375,550
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	714,560
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,071,840
El Paso Corp. Credit-Linked Deposit 5.855%
11/22/09 (b)	6,000,000	6,090,000
Energy Transfer Partners LP term loan 6.47%
6/16/08 (b)	5,000,000	5,056,250
EPCO Holdings, Inc. Tranche B, term loan 5.84%
8/16/10 (b)	3,460,000	3,516,225
Kerr-McGee Corp. Tranche B, term loan 6.14%
5/24/11 (b)	10,000,000	10,037,500

15 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
Key Energy Services, Inc. Tranche B, term loan LIBOR +
2.75% 6/30/12 (b)	$4,230,000	$4,293,450
LB Pacific LP term loan 6.335% 3/3/12 (b)	3,990,000	4,049,850
Universal Compression, Inc. term loan 5.24%
2/15/12 (b)	897,750	911,674
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	540,000
		36,656,899
Entertainment/Film 1.9%
MGM Holdings II, Inc. Tranche B, term loan 5.74%
4/8/12 (b)	8,550,000	8,667,563
Environmental – 1.5%
Allied Waste Industries, Inc.:
term loan 5.5379% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	797,297	804,274
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,783,182
		6,694,602
Food/Beverage/Tobacco – 2.0%
Centerplate, Inc. term loan 6.9246% 10/1/10 (b)	4,907,700	4,944,508
Commonwealth Brands, Inc. term loan 7% 8/28/07 (b) .	150,207	152,835
Constellation Brands, Inc. Tranche B, term loan 5.2989%
11/30/11 (b)	2,438,958	2,475,543
Herbalife International, Inc. term loan 5.409%
12/21/10 (b)	1,390,000	1,403,900
		8,976,786
Gaming – 2.7%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,387,200
Green Valley Ranch Gaming LLC term loan 5.49%
12/17/11 (b)	2,181,538	2,206,080
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	404,486
Isle of Capri Casinos, Inc. term loan 5.282% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185%
10/14/11 (b)	3,980,000	4,004,875
Motor City Casino Tranche B, term loan 5.6861%
7/29/12 (b)	1,430,000	1,446,088

Quarterly Report

16

Floating Rate Loans (c) continued
		Principal	Value
		Amount
Gaming – continued
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.2% 4/26/12 (b)		$785,433	$ 795,251
Venetian Casino Resort LLC Tranche B, term loan 5.24%
6/15/11 (b)		900,000	909,000
			12,237,020
Healthcare – 12.7%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1462% 2/7/12 (b)		3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.6095%
8/19/11 (b)		3,974,975	4,029,631
CRC Health Corp. term loan 6.24% 5/11/11 (b)		950,000	959,500
DaVita, Inc. Tranche B, term loan LIBOR + 2.25%
7/30/12 (b)		8,000,000	8,110,000
Genoa Healthcare Group LLC Tranche 1, term loan
8.75% 8/4/12 (b)		1,450,000	1,473,563
HCA, Inc. term loan 4.67% 11/9/09 (b)		9,900,000	9,880,101
HealthSouth Corp.:
Credit-Linked Deposit 5.9453% 6/14/07 (b)		807,500	814,566
term loan 6.15% 6/14/07 (b)		2,992,500	3,018,684
Lifecare Holdings, Inc. term loan 5.82% 8/11/12 (b)		2,140,000	2,145,350
LifePoint Hospitals, Inc. Tranche B, term loan 5.1963%
4/15/12 (b)		3,245,000	3,277,450
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)		480,000	486,000
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)		487,500	493,594
PacifiCare Health Systems, Inc. Tranche B, term loan
5.0656% 12/6/10 (b)		6,965,000	6,965,000
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b)	.	830,000	842,450
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)		3,000,000	3,030,000
Triumph HealthCare South Carolina Holding, Inc.
Tranche B, term loan 8.5% 8/31/11 (b)		500,000	503,750
Vicar Operating, Inc. term loan 5.1875% 5/16/11 (b)	.	4,656,032	4,702,592
Warner Chilcott Corp. term loan 6.3918% 1/18/12 (b)		3,992,057	4,026,987
			58,091,971
Homebuilding/Real Estate – 4.9%
CB Richard Ellis Services, Inc. term loan 5.6548%
3/31/10 (b)		1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan
5.67% 11/12/08 (b)		5,971,575	6,046,219
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)		3,912,008	3,960,908

17			Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.6893%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.3%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,448,225
		22,532,436
Hotels 1.1%
Starwood Hotels & Resorts Worldwide, Inc. term loan
4.92% 10/9/06 (b)	5,151,515	5,151,515
Insurance – 1.1%
Marsh & McLennan Companies, Inc. term loan 4.5%
12/31/06 (b)	5,000,000	5,000,000
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Metals/Mining – 2.8%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	499,988
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,461,538	3,509,135
Peabody Energy Corp. term loan 4.4505% 3/21/10 (b)	2,955,664	2,974,137
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0151% 3/23/11 (b)	5,690,750	5,690,750
		12,674,010
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	526,500
Georgia-Pacific Corp. term loan 5.05% 7/2/09 (b)	1,000,000	1,002,570
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,957,425	1,984,339
Credit-Linked Deposit 5.01% 5/7/11 (b)	602,945	610,482
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.5045% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.4369% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 5.49%
5/18/12 (b)	1,500,000	1,518,750
		13,516,521

Quarterly Report

18

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – 2.5%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.323% 9/9/10 (b)	$6,618,287	$ 6,701,015
Liberty Group Operating, Inc. Tranche B, term loan
5.8125% 2/28/12 (b)	197,006	198,238
R.H. Donnelley Corp. Tranche B2, term loan 5.2027%
6/30/11 (b)	4,298,142	4,351,868
		11,251,121
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.2461%
7/8/11 (b)	1,190,000	1,190,000
Kansas City Southern Railway Co. Tranche B1, term loan
5.1572% 3/30/08 (b)	2,786,000	2,827,790
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	2,969,648	3,025,328
		7,043,118
Restaurants 3.4%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.0147% 7/25/12 (b)	4,000,000	4,045,000
Burger King Corp. Tranche B, term loan 5.375%
6/30/12 (b)	1,850,000	1,877,750
Domino’s, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.3261% 1/8/11 (b)	3,117,746	3,160,615
Landry’s Seafood Restaurants, Inc. term loan 5.2415%
12/28/10 (b)	1,457,675	1,477,718
Ruth’s Chris Steak House, Inc. term loan 8.5%
3/11/11 (b)	169,048	169,048
		15,611,389
Services – 4.7%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	1,995,000	2,014,950
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.3485% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	4,061,111	4,071,264
Rural/Metro Corp.:
Credit-Linked Deposit 5.915% 3/4/11 (b)	520,882	527,393
term loan 6.0297% 3/4/11 (b)	1,904,941	1,928,753
United Rentals, Inc.:
term loan 5.92% 2/14/11 (b)	2,843,979	2,872,419
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,598,272

19		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.2599% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.0725%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.5%
AMI Semiconductor, Inc. term loan 7% 4/1/12 (b)	2,096,000	2,101,240
Fairchild Semiconductor Corp. Tranche B3, term loan
5.354% 12/31/10 (b)	2,060,334	2,083,512
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.3206% 3/9/13 (b)	5,487,000	5,500,718
Infor Global Solutions AG Tranche 1, term loan 6.748%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan 6.5%
12/15/11 (b)	2,985,000	3,029,775
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	15,000,000	15,206,240
UGS Holdings, Inc. Tranche C, term loan 5.3885%
3/31/12 (b)	475,172	481,706
		34,463,191
Telecommunications – 5.6%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,250
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,873,125
Alaska Communications Systems Holding term loan
5.49% 2/1/12 (b)	7,100,000	7,179,875
American Tower LP Tranche C, term loan 4.9599%
8/31/11 (b)	2,573,550	2,589,635
Conversant Holdings, Inc. Tranche B, term loan 7.6388%
3/31/11 (b)	1,962,500	1,952,688
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,268,908
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.04% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.875% 5/2/11 (b)	1,490,609	1,509,241
NTELOS, Inc.:
term loan 8.67% 2/24/12 (b)	200,000	199,750
Tranche B, term loan 6.17% 8/24/11 (b)	995,000	1,003,706
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,652,000
SpectraSite Communications, Inc. Tranche B, term loan
4.91% 5/19/12 (b)	1,990,000	2,002,438
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.6499% 2/14/12 (b)	773,333	782,033
		25,609,287

Quarterly Report 20

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan 6%
3/23/12 (b)	$498,750	$ 503,738
William Carter Co. term loan 5.7065% 6/29/12 (b)	850,000	862,750
		1,366,488

TOTAL FLOATING RATE LOANS
(Cost $419,113,210)		421,810,487
Nonconvertible Bonds 7.1%

Automotive 2.6%
General Motors Acceptance Corp.:
4.6019% 9/23/08 (b)	3,000,000	2,835,639
4.6769% 5/18/06 (b)	2,000,000	1,995,176
4.87% 10/20/05 (b)	5,000,000	5,004,245
6.75% 1/15/06	2,000,000	2,011,840
		11,846,900
Diversified Financial Services – 1.1%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,028,190
Technology – 1.4%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,128,150
		6,153,150
Telecommunications – 2.0%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,974,900
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,255,000
		9,229,900

TOTAL NONCONVERTIBLE BONDS
(Cost $32,133,858)		32,258,140

21 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 3.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at 3.6%,
dated 8/31/05 due 9/1/05)
(Cost $16,984,000)	$16,985,700	$ 16,984,000

TOTAL INVESTMENT PORTFOLIO 103.0%
(Cost $468,231,068)		471,052,627

NET OTHER ASSETS – (3.0)%		(13,641,652)
NET ASSETS 100%		$ 457,410,975

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,131,240 or 2.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $468,187,859. Net
unrealized appreciation aggregated
$2,864,768, of which $3,342,912 related
to appreciated investment securities and
$478,144 related to depreciated investment
securities.

Quarterly Report

22

Fidelity High Income Central Investment Portfolio 1

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 88.1%

	Principal	Value
	Amount
Convertible Bonds 0.1%
Services – 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$1,190,000	$ 1,250,690
Nonconvertible Bonds – 88.0%
Aerospace – 1.8%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,561,225
6.375% 10/15/15 (c)	3,520,000	3,581,600
7.625% 6/15/12	3,045,000	3,235,313
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(e)	1,630,000	1,760,400
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		18,947,588
Air Transportation – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,187,500
7.324% 4/15/11	935,000	841,500
7.377% 5/23/19	1,854,747	1,372,513
7.379% 5/23/16	1,553,711	1,149,746
7.8% 4/1/08	3,140,000	3,030,100
AMR Corp. 10.2% 3/15/20	10,000	7,000
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	1,120,000	1,065,128
Northwest Airlines Corp. 10% 2/1/09	1,000,000	445,000
Northwest Airlines, Inc.:
7.875% 3/15/08	765,000	332,775
9.875% 3/15/07	1,115,000	568,650
		9,999,912
Automotive 4.2%
Delco Remy International, Inc. 9.375% 4/15/12	2,760,000	1,807,800
Delphi Corp.:
6.5% 8/15/13	2,170,000	1,627,500
7.125% 5/1/29	1,530,000	1,071,000
Ford Motor Co. 7.45% 7/16/31	590,000	471,782
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,960,000
General Motors Acceptance Corp.:
6.75% 12/1/14	4,745,000	4,364,247
6.875% 9/15/11	6,265,000	5,932,849
8% 11/1/31	4,880,000	4,514,722
General Motors Corp.:
7.125% 7/15/13	5,055,000	4,587,413

23		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
General Motors Corp.: – continued
8.375% 7/15/33	$3,585,000	$3,011,400
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,292,500
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,361,600
7.5% 6/15/11	1,225,000	1,240,313
Tenneco Automotive, Inc. 8.625% 11/15/14	2,800,000	2,919,000
Visteon Corp. 7% 3/10/14	2,430,000	2,162,700
		44,324,826
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,107,800
Building Materials – 1.9%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,180,900
Building Materials Corp. of America 7.75% 8/1/14	970,000	936,050
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(e)	2,920,000	2,890,800
7.875% 12/15/12 (c)	2,205,000	2,083,725
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,756,550
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,776,750
NTK Holdings, Inc. 0% 3/1/14 (b)	3,720,000	2,129,700
Ply Gem Industries, Inc. 9% 2/15/12	2,195,000	1,975,500
		19,729,975
Cable TV 4.9%
Cablevision Systems Corp. 7.88% 4/1/09 (e)	5,830,000	6,004,900
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13 (c)	5,610,000	5,581,950
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,953,300
7.875% 2/15/18	1,995,000	1,970,063
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,458,629
GCI, Inc. 7.25% 2/15/14	5,225,000	5,107,438
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,513,400
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	907,125
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,896,384
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,489,600
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,523,250
		51,406,039
Capital Goods 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,867,538

Quarterly Report 24

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Case New Holland, Inc.:
6% 6/1/09	$2,030,000	$ 1,989,400
9.25% 8/1/11	1,145,000	1,219,425
Columbus McKinnon Corp. 8.875% 11/1/13 (c)(d)	410,000	415,125
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,688,250
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,190,650
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,735,000	2,557,225
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,917,200
		34,374,813
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(e)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(e)	3,525,000	3,525,000
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,423,325
Series B, 0% 10/1/14 (b)	1,355,000	975,600
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,692,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,433,525
10.125% 9/1/08	2,515,000	2,772,788
Huntsman LLC 11.0988% 7/15/11 (e)	5,660,000	6,112,800
Millennium America, Inc.:
7.625% 11/15/26	390,000	370,500
9.25% 6/15/08	7,370,000	7,996,450
Nalco Co. 7.75% 11/15/11	2,820,000	2,953,950
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,706,700
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	977,500
10.25% 6/1/10	1,805,000	1,958,425
		40,698,113
Consumer Products – 1.0%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	544,575
Revlon Consumer Products Corp.:
9.5% 4/1/11 (c)	2,030,000	1,953,875
9.5% 4/1/11	3,150,000	3,031,875

25		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Consumer Products – continued
Samsonite Corp. 8.875% 6/1/11	$1,675,000	$1,800,625
Spectrum Brands, Inc. 7.375% 2/1/15	900,000	866,250
		10,509,263
Containers – 2.3%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,162,425
BWAY Corp. 10% 10/15/10	3,370,000	3,589,050
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,416,713
10.875% 3/1/13	6,380,000	7,528,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,578,250
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,533,800
7.5% 5/15/10	2,895,000	3,003,563
		23,812,201
Diversified Financial Services – 0.5%
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12	1,055,000	1,131,488
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,600,457
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,048,800
		4,780,745
Diversified Media – 1.1%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,004,150
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,512,125
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,594,261
8.5% 7/15/29	1,575,000	1,602,444
		11,228,230
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,576,153
9.375% 9/15/10	1,509,000	1,688,194
9.5% 6/1/09	7,037,000	7,723,108
AES Gener SA 7.5% 3/25/14	4,175,000	4,289,813
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	606,150
Aquila, Inc. 14.875% 7/1/12	475,000	635,313
CMS Energy Corp.:
6.3% 2/1/12	2,890,000	2,926,125
7.5% 1/15/09	1,280,000	1,344,000

Quarterly Report 26

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
CMS Energy Corp.: – continued
8.9% 7/15/08	$2,760,000	$ 2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,253,600
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	840,000	903,000
NRG Energy, Inc. 8% 12/15/13	5,147,000	5,545,893
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,428,875
8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc. 5.6931% 5/1/10 (c)(e)	2,490,000	2,539,800
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,195,525
TXU Corp. 6.5% 11/15/24	3,410,000	3,329,013
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,987,563
Utilicorp United, Inc. 9.95% 2/1/11 (e)	720,000	801,900
		52,454,450
Energy – 6.9%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,242,700
7.5% 6/15/14	520,000	560,300
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,224,000
El Paso Energy Corp. 6.95% 12/15/07	1,630,000	1,648,338
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,214,250
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	571,113
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,673,450
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	845,108
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,267,650
Parker Drilling Co.:
8.08% 9/1/10 (e)	5,195,000	5,402,800
9.625% 10/1/13 (c)	1,635,000	1,855,725
9.625% 10/1/13	1,225,000	1,390,375
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,800,000
7.375% 7/15/13	5,235,000	5,588,363

27		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.:
6.625% 2/1/08	$3,330,000	$3,305,025
7.625% 7/15/11	3,820,000	3,867,750
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,310,319
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,793,388
6.5% 6/1/08	1,720,000	1,694,200
6.7% 2/15/27	1,835,000	1,844,175
7.625% 9/1/08	1,025,000	1,040,375
7.75% 6/15/10	5,960,000	6,079,200
		73,084,129
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,570,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,268,250
Food and Drug Retail – 0.5%
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (e)	3,075,000	3,113,438
8.125% 6/15/12	2,655,000	2,701,463
		5,814,901
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,628,900
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,970,000
7.3% 7/15/15 (c)	980,000	997,150
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,222,100
7.75% 5/15/13	75,000	80,625
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,308,500
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,401,960
		16,609,235
Gaming – 5.8%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,466,313
9.375% 2/15/10	1,095,000	1,220,925
10.25% 8/1/07	2,485,000	2,693,119
MGM MIRAGE:
6% 10/1/09	10,530,000	10,503,675

Quarterly Report 28

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.625% 7/15/15 (c)(d)	$2,230,000	$2,260,663
6.75% 9/1/12	245,000	252,044
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,407,375
6.375% 7/15/09	7,835,000	7,932,938
7.125% 8/15/14	1,480,000	1,539,200
8% 4/1/12	785,000	837,988
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	2,835,000	2,877,525
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,954,875
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,338,400
7.25% 5/1/12	3,945,000	4,102,800
Station Casinos, Inc. 6.875% 3/1/16 (c)(d)	1,370,000	1,409,388
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,066,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,141,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,439,463
		61,159,029
Healthcare 4.1%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,472,500
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,870,000	2,038,300
CDRV Investors, Inc. 0% 1/1/15 (b)	9,585,000	5,559,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,913,750
9.5% 8/15/10	2,110,000	2,226,050
DaVita, Inc. 6.625% 3/15/13 (c)	2,785,000	2,826,775
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,182,563
6.375% 8/15/15 (c)	1,650,000	1,645,875
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,791,500
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,254,350
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,863,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,028,800
		43,803,263

29		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$2,680,000	$2,700,100
8.125% 6/1/12	6,080,000	6,353,600
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,305,850
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.875% 5/15/11	1,915,000	1,924,575
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,973,400
10.375% 7/1/12	100,000	106,500
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,747,650
7.875% 10/1/13	4,665,000	4,711,650
		32,049,825
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,870,488
Host Marriott LP 7.125% 11/1/13	1,465,000	1,532,756
		5,403,244
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,325,000	4,779,125
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,505,000
		9,284,125
Leisure – 1.7%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,591,200
Six Flags, Inc.:
9.625% 6/1/14	2,920,000	2,934,600
9.75% 4/15/13	1,585,000	1,592,925
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,690,000	1,856,100
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,485,700
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,582,050
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (e)	4,260,000	4,483,650
		17,526,225

Quarterly Report

30

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – 1.6%
Arch Western Finance LLC 6.75% 7/1/13	$1,360,000	$ 1,390,600
Century Aluminum Co. 7.5% 8/15/14	625,000	650,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	932,800
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,577,600
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,140,500
		17,352,625
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	832,500
8.875% 2/1/10	2,050,000	2,301,125
Norske Skog Canada Ltd. 8.625% 6/15/11	2,900,000	3,016,000
		10,102,575
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,245,975
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	6,025,500
		11,651,075
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,487,188
9.5% 10/1/08	220,000	240,350
		4,727,538
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,910,325
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	4,205,925
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,372,375
		10,488,625
Services – 1.8%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,139,050
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,034,500
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	409,000
8.25% 7/1/11	1,750,000	1,780,625

31		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Services – continued
Iron Mountain, Inc.: – continued
8.625% 4/1/13	$4,815,000	$5,031,675
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	1,990,000	2,119,350
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	4,095,000	2,364,863
9.875% 3/15/15 (c)	630,000	645,750
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,641,000
		19,165,813
Shipping – 4.4%
CHC Helicopter Corp. 7.375% 5/1/14 (c)	845,000	861,900
General Maritime Corp. 10% 3/15/13	9,940,000	10,884,300
OMI Corp. 7.625% 12/1/13	7,645,000	7,874,350
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	191,100
8.25% 3/15/13	395,000	424,625
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,266,000
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,414,200
		46,916,475
Steels – 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,718,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,540,250
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,494,525
		15,206,100
Super Retail – 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,626,450
Buhrmann US, Inc. 7.875% 3/1/15 (c)	2,300,000	2,323,000
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,321,625
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,716,500
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	391,638
7.875% 4/15/13	995,000	890,525
		23,129,665
Technology – 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,742,150
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,508,000

Quarterly Report 32

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Celestica, Inc.: – continued
7.875% 7/1/11	$6,675,000	$6,875,250
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,617,500
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 6.66% 12/15/11 (e)	4,465,000	4,465,000
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,732,000
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,768,000
10.375% 1/15/10	1,950,000	2,154,750
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,450,575
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(e)	2,590,000	2,680,650
9.125% 8/15/13 (c)	6,090,000	6,364,050
10.25% 8/15/15 (c)	595,000	621,775
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,325,088
7.125% 6/15/10	4,275,000	4,504,781
9.75% 1/15/09	1,535,000	1,723,038
		60,538,607
Telecommunications – 9.7%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,053,425
American Towers, Inc. 7.25% 12/1/11	785,000	824,250
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,747,706
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,230,856
6.5% 11/1/13	5,710,000	4,468,075
7.625% 4/15/12	2,890,000	2,528,750
8.695% 1/15/12 (c)(e)	6,345,000	6,440,175
MCI, Inc. 8.735% 5/1/14 (e)	4,155,000	4,653,600
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,761,000
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	2,004,644
New Skies Satellites BV:
8.5388% 11/1/11 (e)	4,145,000	4,310,800
9.125% 11/1/12	415,000	431,600
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,991,600
6.875% 10/31/13	7,380,000	7,878,150
PanAmSat Corp. 9% 8/15/14	2,080,000	2,225,600
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	766,500

33		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$3,240,000	$ 3,175,200
7.9% 8/15/10	2,715,000	2,715,000
Qwest Corp.:
6.6706% 6/15/13 (c)(e)	6,760,000	7,081,100
8.875% 3/15/12	3,185,000	3,479,613
Qwest Services Corp.:
13.5% 12/15/10	1,570,000	1,813,350
14% 12/15/14	3,315,000	4,044,300
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,926,900
8% 12/15/12	4,020,000	4,301,400
9.625% 5/1/11	3,350,000	3,894,375
Rural Cellular Corp.:
9.625% 5/15/08	890,000	894,450
9.75% 1/15/10	2,445,000	2,481,675
SBA Communications Corp. 8.5% 12/1/12	4,420,000	4,828,850
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	395,850
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,081,500
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,436,060
U.S. West Communications 7.5% 6/15/23	805,000	740,600
		102,606,954
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (e)	2,225,000	2,236,125
12.25% 12/15/12	995,000	1,124,350
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,151,300
		5,511,775

TOTAL NONCONVERTIBLE BONDS		930,774,008

TOTAL CORPORATE BONDS
(Cost $909,345,885)		932,024,698

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 2.9912% 8/1/24 (c)(e)
(Cost $966,119)	1,232,317	1,053,631

Quarterly Report 34

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$0
Cable TV 0.0%
Ono Finance PLC rights 5/31/09 (c)	2,050	1,025
Healthcare 0.0%
Fountain View, Inc. (f)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	1,495,006
TOTAL COMMON STOCKS
(Cost $5,931,943)		1,652,891

Floating Rate Loans 7.4%
	Principal
	Amount
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (e)	$5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.2544% 9/30/12 (e)	5,460,000	5,528,250
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (e)	2,913,496	2,957,198
term loan 6.46% 6/24/12 (e)	2,356,504	2,391,852
Tranche 2, term loan 9.0503% 6/24/13 (e)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (e)	6,179,774	6,303,369
Credit-Linked Deposit 7.93% 6/24/11 (e)	288,859	293,192
		15,674,911
Energy – 2.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (e)	172,000	174,580
Tranche 2, term loan 10.3125% 7/8/13 (e)	2,870,000	2,948,925
Tranche B1, term loan 6.063% 7/8/12 (e)	258,000	261,870
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (e)	5,120,700	5,197,511
term loan 6.4375% 11/22/09 (e)	3,827,907	3,890,111
Kerr-McGee Corp. Tranche B, term loan 6.14%
5/24/11 (e)	8,560,000	8,592,100
		21,065,097

35		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal	Value
	Amount
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (e)	$4,882,727	$ 4,955,968
Tranche 2, term loan 8.86% 4/13/10 (e)	3,770,000	3,873,675
		8,829,643
Healthcare 0.1%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25%
7/30/12 (e)	1,320,000	1,338,150
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.1933% 2/3/08 (e)	2,150,000	2,150,000
Tranche B, term loan:
6.6893% 2/3/08 (e)	4,311,868	4,365,766
8.9433% 2/3/08 (e)	2,200,000	2,200,000
		8,715,766
Technology – 1.0%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.0706% 3/9/11 (e)	3,685,762	3,681,155
Tranche B, term loan 5.3206% 3/9/13 (e)	1,469,100	1,472,773
Infor Global Solutions AG Tranche 2, term loan
10.748% 4/18/12 (e)	1,700,000	1,717,000
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (e)	3,290,000	3,335,238
		10,206,166
Telecommunications – 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e) .	1,700,000	1,697,875
TOTAL FLOATING RATE LOANS
(Cost $77,606,067)		78,389,183

Quarterly Report

36

Cash Equivalents 4.4%
	Maturity	Value
	Amount

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at 3.6%,
dated 8/31/05 due 9/1/05)	$38,115,814	$ 38,112,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.53%,
dated 8/31/05 due 9/1/05)	8,171,802	8,171,000

TOTAL CASH EQUIVALENTS
(Cost $46,283,000)		46,283,000

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $1,040,133,014)	1,059,403,403

NET OTHER ASSETS – (0.2)%		(1,802,853)

NET ASSETS 100%	$ 1,057,600,550

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $181,693,289 or 17.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,651,866 or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$5,834,134
Fountain View,	8/19/03 -
Inc.	1/27/04	$13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

37 Quarterly Report

Investments (Unaudited) continued

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,036,739,466. Net unrealized appreciation aggregated $22,663,937, of which $37,023,896 related to appreciated investment securities and $14,359,959 related to depreciated investment securities.

Quarterly Report

38

Fidelity Tactical Income Central Investment Portfolio

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 21.3%

	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.8%
Automobiles – 0.7%
Ford Motor Co.:
6.375% 2/1/29	$1,750,000	$ 1,279,220
6.625% 10/1/28	1,115,000	829,412
7.45% 7/16/31	12,780,000	10,219,271
General Motors Corp. 8.25% 7/15/23	11,340,000	9,497,250
		21,825,153
Media – 1.1%
Clear Channel Communications, Inc. 5.5% 9/15/14	7,170,000	7,061,353
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,323,989
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,833,425
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,757,743
8.25% 2/1/30	8,580,000	8,660,995
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,192,549
News America, Inc. 6.2% 12/15/34	5,075,000	5,258,619
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,259,381
		37,348,054

TOTAL CONSUMER DISCRETIONARY		59,173,207

CONSUMER STAPLES 0.4%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,739,701
Food Products 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	8,710,000	9,532,450

TOTAL CONSUMER STAPLES		13,272,151

ENERGY 2.1%
Energy Equipment & Services – 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	10,270,000	10,272,917
Petronas Capital Ltd. 7% 5/22/12 (a)	5,725,000	6,486,459
		16,759,376
Oil, Gas & Consumable Fuels – 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,233,890
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,807,889
6.25% 2/15/13	4,500,000	4,859,654
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,762,219

39		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Kinder Morgan Energy Partners LP 5.8% 3/15/35	$1,810,000	$1,820,183
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,743,665
Pemex Project Funding Master Trust:
7.375% 12/15/14	3,000,000	3,384,000
8.625% 2/1/22	8,725,000	10,720,844
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,900,450
9.625% 5/15/12	7,730,000	8,580,300
		51,813,094

TOTAL ENERGY		68,572,470

FINANCIALS – 10.3%
Capital Markets 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	4,370,000	4,246,893
4.25% 9/4/12 (e)	4,285,000	4,273,328
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,815,925
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,746,667
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,562,324
Lazard LLC 7.125% 5/15/15 (a)	5,665,000	5,746,327
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,535,742
		39,927,206
Commercial Banks – 2.3%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,687,581
7.8% 2/15/10	14,984,000	16,995,467
Banponce Corp. 6.75% 12/15/05	3,570,000	3,593,698
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,465,411
5.25% 2/10/14 (a)	2,560,000	2,632,374
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,898,688
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,486,639
4.75% 7/20/09	3,520,000	3,539,096
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(e)	6,835,000	6,998,315
Wachovia Bank NA 4.875% 2/1/15	12,050,000	12,157,125
		76,454,394

Quarterly Report 40

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Consumer Finance – 0.7%
General Electric Capital Corp. 3.5% 5/1/08	$500,000	$ 491,404
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,359,922
5.875% 2/1/09	730,000	762,816
Household International, Inc. 8.875% 2/15/08	8,550,000	8,716,759
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,740,608
MBNA Corp. 6.25% 1/17/07	3,670,000	3,760,462
		22,831,971
Diversified Financial Services – 1.8%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	32,603,656
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	9,191,550
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	10,065,000	10,709,230
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,942,139
		57,446,575
Insurance – 1.3%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,468,849
Oil Insurance Ltd. 5.15% 8/15/33 (a)(e)	3,625,000	3,636,245
Principal Life Global Funding I 5.125% 6/28/07 (a)	18,600,000	18,805,995
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(e)	9,370,000	9,534,949
		42,446,038
Real Estate 2.1%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,352,986
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,314,565
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,958,183
5.25% 7/15/11	5,000,000	5,090,950
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,279,730
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,303,163
5.25% 4/15/11	1,855,000	1,888,974
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,367,939
6.763% 6/15/07	10,075,000	10,454,646
7.75% 11/15/07	9,645,000	10,292,932
Gables Realty LP:
5% 3/15/10	2,030,000	2,009,958
5.75% 7/15/07	1,450,000	1,477,537
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	3,016,093

41		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Real Estate continued
Simon Property Group LP:
4.6% 6/15/10 (a)	$2,865,000	$ 2,851,411
4.875% 8/15/10	7,325,000	7,366,196
5.1% 6/15/15 (a)	4,240,000	4,229,570
		69,254,833
Thrifts & Mortgage Finance – 0.9%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,016,040
Independence Community Bank Corp. 3.75% 4/1/14 (e)	2,870,000	2,785,501
Residential Capital Corp. 6.375% 6/30/10 (a)	5,860,000	5,992,766
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,335,752
4.625% 4/1/14	7,830,000	7,611,159
		28,741,218

TOTAL FINANCIALS		337,102,235

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,719,500
7.45% 5/1/34 (a)	7,300,000	6,241,500
		7,961,000
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	583,909
6.978% 10/1/12	1,380,441	1,427,623
7.024% 4/15/11	2,545,000	2,624,984
7.858% 4/1/13	10,000,000	10,594,983
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	635,000	645,758
7.056% 3/15/11	2,000,000	2,081,339
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	10,651,278
		28,609,874
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	4,019,613

TOTAL INDUSTRIALS		40,590,487

Quarterly Report 42

Nonconvertible Bonds continued
	Principal	Value
	Amount

INFORMATION TECHNOLOGY – 0.3%
Computers & Peripherals – 0.1%
NCR Corp. 7.125% 6/15/09	$1,660,000	$1,781,831
Semiconductors & Semiconductor Equipment – 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,480,321
6.375% 8/3/15	2,940,000	2,956,499
		7,436,820

TOTAL INFORMATION TECHNOLOGY		9,218,651

MATERIALS 0.6%
Metals & Mining – 0.3%
Alcan, Inc. 5.75% 6/1/35	5,225,000	5,383,547
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	2,620,000	2,890,127
		8,273,674
Paper & Forest Products 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,341,719
International Paper Co. 4.25% 1/15/09	1,075,000	1,064,923
		10,406,642

TOTAL MATERIALS		18,680,316

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.6%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,508,750
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,806,109
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,128,677
4% 1/15/10 (a)	10,065,000	9,799,817
5.25% 11/15/13	2,500,000	2,540,223
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,604,368
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,721,900
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,766,792
		51,876,636

43 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 0.3%
America Movil SA de CV 6.375% 3/1/35	$4,960,000	$ 4,911,129
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,605,543
		10,516,672

TOTAL TELECOMMUNICATION SERVICES		62,393,308

UTILITIES – 2.7%
Electric Utilities – 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,157,424
Exelon Corp. 4.9% 6/15/15	9,500,000	9,472,298
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,873,370
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,283,482
Monongahela Power Co. 5% 10/1/06	3,890,000	3,920,715
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,780,667
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,245,752
7.75% 3/1/31	12,910,000	16,261,733
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,384,729
		67,380,170
Independent Power Producers & Energy Traders – 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,394,838
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,754,458
		6,149,296
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,703,332
5.95% 6/15/35	6,270,000	6,549,128
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,250,166
		14,502,626

TOTAL UTILITIES		88,032,092

TOTAL NONCONVERTIBLE BONDS
(Cost $688,120,801)		697,034,917

Quarterly Report

44

U.S. Government and Government Agency Obligations 16.1%
	Principal	Value
	Amount
U.S. Government Agency Obligations 5.2%
Fannie Mae 6.25% 2/1/11	$53,700,000	$58,467,808
Financing Corp. – coupon STRIPS 0% 11/30/05	1,666,000	1,651,549
Freddie Mac:
5.25% 11/5/12	51,240,000	51,586,075
5.875% 3/21/11	45,055,000	48,257,194
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	771,609	790,420
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	10,040,000	10,174,928
7.63% 8/1/14	995,000	1,003,105

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		171,931,079
U.S. Treasury Inflation Protected Obligations 6.8%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,005,290	70,482,506
3.375% 4/15/32	46,350,648	62,394,137
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	16,943,680	17,314,985
2% 1/15/14	49,999,450	51,542,383
3.375% 1/15/07	19,150,716	19,849,411

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		221,583,422
U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds 8% 11/15/21	10,900,000	15,596,788
U.S. Treasury Notes 4.75% 5/15/14	113,660,000	119,729,220

TOTAL U.S. TREASURY OBLIGATIONS		135,326,008

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $518,894,729)		528,840,509

U.S. Government Agency Mortgage Securities 27.7%
Fannie Mae – 24.7%
3.465% 4/1/34 (e)		1,239,457	1,238,536
3.732% 1/1/35 (e)		839,336	836,208

	45		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
3.753% 10/1/33 (e)		$509,528	$505,955
3.794% 6/1/34 (e)		2,342,776	2,303,581
3.8% 12/1/34 (e)		159,593	159,094
3.826% 6/1/33 (e)		414,373	409,784
3.827% 1/1/35 (e)		551,153	549,696
3.838% 1/1/35 (e)		1,573,352	1,576,995
3.913% 12/1/34 (e)		498,113	498,518
3.938% 10/1/34 (e)		691,877	689,167
3.97% 5/1/33 (e)		167,002	165,680
3.978% 1/1/35 (e)		706,002	699,314
3.981% 12/1/34 (e)		656,995	652,201
3.998% 1/1/35 (e)		437,228	432,765
4% 6/1/18 to 9/1/19		45,745,377	44,602,040
4.008% 12/1/34 (e)		3,589,153	3,607,350
4.015% 5/1/34 (e)		194,313	197,105
4.016% 12/1/34 (e)		514,879	510,952
4.017% 2/1/35 (e)		496,431	491,874
4.028% 12/1/34 (e)		368,240	369,755
4.03% 1/1/35 (e)		253,123	251,468
4.044% 2/1/35 (e)		484,352	480,116
4.054% 1/1/35 (e)		475,654	470,757
4.057% 10/1/18 (e)		523,303	518,271
4.073% 12/1/34 (e)		992,025	985,709
4.077% 4/1/33 (e)		183,076	182,600
4.097% 1/1/35 (e)		1,046,056	1,053,296
4.1% 2/1/35 (e)		328,775	326,712
4.107% 2/1/35 (e)		348,642	346,662
4.113% 1/1/35 (e)		1,019,531	1,013,258
4.118% 2/1/35 (e)		1,879,082	1,866,810
4.121% 2/1/35 (e)		899,826	894,578
4.124% 1/1/35 (e)		1,031,790	1,039,321
4.134% 1/1/35 (e)		1,759,551	1,749,540
4.14% 2/1/35 (e)		1,144,980	1,152,355
4.143% 11/1/34 (e)		890,501	885,660
4.149% 2/1/35 (e)		934,199	929,128
4.177% 1/1/35 (e)		1,925,894	1,917,650
4.179% 1/1/35 (e)		871,841	868,025
4.189% 11/1/34 (e)		267,866	266,789
4.191% 1/1/35 (e)		1,078,611	1,068,759
4.217% 3/1/34 (e)		477,582	475,944
4.25% 2/1/35 (e)		541,099	536,543

Quarterly Report	46
U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae continued
4.293% 3/1/35 (e)		$535,657	$ 537,009
4.3% 1/1/35 (e)		676,633	671,861
4.302% 8/1/33 (e)		1,133,037	1,128,971
4.313% 3/1/33 (e)		280,062	278,052
4.325% 5/1/35 (e)		783,309	780,929
4.327% 2/1/35 (e)		345,317	344,024
4.33% 1/1/35 (e)		544,218	543,670
4.333% 12/1/34 (e)		372,397	374,170
4.353% 1/1/35 (e)		530,994	527,728
4.367% 2/1/34 (e)		1,333,580	1,330,970
4.368% 4/1/35 (e)		350,614	349,759
4.401% 2/1/35 (e)		846,796	842,783
4.409% 5/1/35 (e)		1,580,467	1,589,368
4.455% 3/1/35 (e)		753,041	749,878
4.459% 10/1/34 (e)		3,062,310	3,082,541
4.472% 4/1/34 (e)		909,930	914,926
4.49% 8/1/34 (e)		1,793,174	1,793,108
4.49% 1/1/35 (e)		895,726	901,026
4.497% 3/1/35 (e)		1,694,038	1,695,989
4.5% 5/1/18 to 5/1/35	100,393,730		98,937,405
4.5% 9/1/20 (b)		50,000,000	49,593,750
4.5% 9/1/35 (b)		15,000,000	14,568,750
4.501% 5/1/35 (e)		552,328	553,642
4.527% 3/1/35 (e)		1,540,058	1,537,481
4.539% 8/1/34 (e)		1,123,836	1,134,196
4.554% 7/1/35 (e)		1,947,666	1,953,643
4.557% 2/1/35 (e)		3,676,850	3,693,248
4.571% 2/1/35 (e)		574,791	575,706
4.585% 2/1/35 (e)		4,999,451	4,991,275
4.619% 2/1/35 (e)		1,654,715	1,653,427
4.635% 2/1/35 (e)		435,187	439,287
4.645% 11/1/34 (e)		1,926,074	1,928,629
4.686% 11/1/34 (e)		1,904,768	1,905,182
4.711% 3/1/35 (e)		4,817,494	4,852,896
4.736% 7/1/34 (e)		1,657,401	1,659,338
4.739% 3/1/35 (e)		926,288	929,879
4.815% 12/1/32 (e)		831,092	837,828
4.825% 12/1/34 (e)		1,516,122	1,521,359
4.845% 12/1/34 (e)		608,277	610,024
5% 2/1/18 to 6/1/34		64,795,606	65,233,654
5% 9/1/35 (b)		83,345,351	82,850,488

	47		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
5% 9/1/35 (b)	$17,098,396	$16,996,874
5% 9/1/35 (b)	30,000,000	29,821,875
5.119% 5/1/35 (e)	3,702,644	3,755,446
5.203% 6/1/35 (e)	2,684,135	2,727,975
5.297% 9/1/35 (e)	1,035,000	1,040,175
5.5% 2/1/11 to 10/1/34	88,922,963	90,371,280
5.5% 9/1/35 (b)	1,560,000	1,578,038
5.5% 9/1/35 (b)	54,898,541	55,533,305
5.5% 9/1/35 (b)	15,000,000	15,173,438
6% 6/1/13 to 1/1/34	38,807,774	39,850,527
6.5% 2/1/12 to 5/1/34	60,909,562	63,139,717
6.5% 9/1/35 (b)	18,289,984	18,901,555
7% 11/1/05 to 2/1/33	18,155,070	19,069,693
7% 9/1/20 (b)	3,757,832	3,930,457
7.5% 10/1/09 to 11/1/31	7,666,906	8,136,853
8% 6/1/10 to 6/1/29	8,786	9,118
11.5% 11/1/15	44,018	49,177

TOTAL FANNIE MAE		810,259,873
Freddie Mac – 1.6%
4.106% 12/1/34 (e)	571,237	566,764
4.127% 12/1/34 (e)	875,459	875,102
4.216% 1/1/35 (e)	897,591	898,258
4.301% 5/1/35 (e)	1,346,364	1,351,425
4.306% 3/1/35 (e)	772,255	770,863
4.311% 12/1/34 (e)	790,483	783,474
4.345% 1/1/35 (e)	1,985,920	1,981,805
4.368% 3/1/35 (e)	1,140,362	1,127,889
4.397% 2/1/35 (e)	1,534,261	1,517,480
4.446% 3/1/35 (e)	736,115	733,010
4.452% 2/1/34 (e)	872,077	873,651
4.489% 3/1/35 (e)	2,110,181	2,107,314
4.494% 6/1/35 (e)	1,167,741	1,168,388
4.498% 3/1/35 (e)	5,176,706	5,171,853
4.5% 3/1/35 (e)	835,184	832,900
4.562% 2/1/35 (e)	1,220,758	1,218,963
5% 11/1/33	681,977	679,053
5.035% 4/1/35 (e)	4,460,471	4,505,075
5.248% 8/1/33 (e)	381,285	389,939
5.5% 12/1/24 to 4/1/25	9,788,551	9,957,855
6% 10/1/23 to 5/1/33	9,094,874	9,338,862

Quarterly Report	48

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Freddie Mac continued
7.5% 11/1/16 to 6/1/32	$3,637,057	$ 3,870,404
8% 7/1/25 to 10/1/27	100,507	107,789
8.5% 2/1/19 to 8/1/22	16,602	18,069
12% 11/1/19	18,885	20,906

TOTAL FREDDIE MAC		50,867,091
Government National Mortgage Association 1.4%
6% 6/15/08 to 9/15/10	2,943,678	3,022,793
6.5% 12/15/07 to 12/15/32	19,993,076	20,805,461
7% 6/15/24 to 12/15/33	16,443,785	17,308,463
7.5% 3/15/22 to 8/15/28	4,300,230	4,594,070
8% 4/15/24 to 12/15/25	241,456	259,550
8.5% 8/15/29 to 11/15/31	675,346	735,274

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		46,725,611

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $901,350,833)		907,852,575

Asset Backed Securities 6.0%

Accredited Mortgage Loan Trust Series 2003-2 Class
A1, 4.23% 10/25/33	3,159,099	3,076,998
ACE Securities Corp. Series 2004-OP1:
Class M1, 4.1613% 4/25/34 (e)	2,390,000	2,392,331
Class M2, 4.6913% 4/25/34 (e)	3,375,000	3,380,957
Aircraft Lease Securitisation Ltd. Series 2005-1 Class C1,
7.2% 9/9/30 (a)(e)	915,000	915,000
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.0288% 11/6/09 (e)	3,425,000	3,435,446
Series 2003-BX Class A4B, 3.9688% 1/6/10 (e)	2,220,000	2,226,625
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 4.4413% 3/25/33 (e)	4,050,000	4,073,281
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 4.4413% 10/25/32 (e)	18,293,000	18,430,198
Argent Securities, Inc. Series 2003-W3 Class M2,
5.4413% 9/25/33 (e)	5,400,000	5,564,843
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.9513% 4/15/33 (e)	557,615	557,770
Class M1, 4.4713% 4/15/33 (e)	4,770,000	4,792,497

49		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2004-HE2 Class M1, 4.1913% 4/25/34 (e)	$3,320,000	$3,332,842
Bayview Financial Asset Trust Series 2000-F Class A,
4.1694% 9/28/43 (e)	7,441,365	7,450,796
Capital Auto Receivables Asset Trust Series 2004-2 Class
A2, 3.35% 2/15/08	4,890,000	4,838,394
Capital One Auto Finance Trust Series 2003-A Class
A4B, 3.8513% 1/15/10 (e)	6,505,000	6,520,272
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.2513% 7/15/08 (e)	6,380,000	6,380,602
Series 2003-B1 Class B1, 4.7413% 2/17/09 (e)	7,735,000	7,776,450
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,049,744
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (e)	1,774,982	1,804,947
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	3,300,000	3,299,762
Chase Credit Card Master Trust Series 2003-6 Class B,
3.9213% 2/15/11 (e)	4,870,000	4,907,488
Countrywide Home Loans, Inc. Series 2002-6 Class
AV1, 4.0713% 5/25/33 (e)	1,976,989	1,981,717
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	5,006,245
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,694,708
Class C, 5.074% 6/15/35 (a)	2,457,000	2,452,814
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 4.7913% 7/25/34 (e)	5,110,000	5,109,781
First USA Secured Note Trust Series 2001-3 Class C,
4.64% 11/19/08 (a)(e)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.0713% 1/25/35 (e)	900,000	900,299
Class M2, 4.1013% 1/25/35 (e)	1,300,000	1,300,864
Class M3, 4.1313% 1/25/35 (e)	700,000	701,656
HFC Home Equity Loan Asset Backed Certificates Series
2005-2:
Class M1, 4% 1/20/35 (e)	1,600,000	1,600,023
Class M2, 4.03% 1/20/35 (e)	1,200,000	1,200,017
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.0213% 8/25/33 (e)	150,121	150,623
Class M1, 4.5213% 8/25/33 (e)	1,780,000	1,801,947

Quarterly Report 50

Asset Backed Securities continued
		Principal	Value
		Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)		$215,000	$216,462
Class M2, 5.5413% 10/25/33 (e)		255,000	258,107
Household Private Label Credit Card Master Note Trust I
Series 2002-3 Class B, 4.8213% 9/15/09 (e)		4,865,000	4,872,635
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.3913% 7/25/33 (e)		5,250,000	5,284,507
Class M2, 5.4913% 7/25/33 (e)		2,685,000	2,734,716
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.9463% 10/15/08 (e)		3,400,000	3,404,078
Series 2001-B2 Class B2, 3.9313% 1/15/09 (e)		3,400,000	3,407,351
Series 2002-B2 Class B2, 3.9513% 10/15/09 (e)		3,400,000	3,414,185
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.7413% 12/27/32 (e)	.	1,010,000	1,023,166
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (e)		8,680,000	8,926,885
Series 2004-NC2 Class M1, 4.1913% 12/25/33 (e)	.	1,410,000	1,415,163
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 5.0413% 2/25/32 (e)		442,389	442,748
Series 2002-NC3 Class M1, 4.3613% 8/25/32 (e)		815,000	818,387
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)		5,150,000	2,554,503
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)		2,300,000	599,168
New Century Home Equity Loan Trust Series 2003-2
Class A2, 4.0713% 1/25/33 (e)		176,572	176,615
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09		2,265,000	2,249,499
Ownit Mortgage Loan Asste-Backed Certificates Series
2005-3 Class A2A, 3.7613% 6/25/36 (e)		9,730,069	9,730,435
Residential Asset Mortgage Products, Inc. Series
2003 RZ2 Class A1, 3.6% 4/25/33		1,710,421	1,683,996
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)		1,680,249	1,626,691
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.1713% 3/25/35 (e)		2,395,000	2,397,215
Sears Credit Account Master Trust II Series 2000-2 Class
A, 6.75% 9/16/09		2,500,000	2,502,320
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.2413% 11/25/34 (e)		985,000	990,142

51 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.0013% 2/25/34 (e)	$515,785	$ 515,764
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.7713% 6/15/10 (e)	3,540,000	3,538,711
TOTAL ASSET BACKED SECURITIES
(Cost $194,240,574)		195,296,104

Collateralized Mortgage Obligations 7.9%

Private Sponsor 3.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.0413% 1/25/34 (e)	2,762,393	2,768,773
Series 2005-1 Class 5A2, 3.9713% 5/25/35 (e)	5,084,052	5,087,611
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (e)	6,008,967	6,057,275
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
3.9213% 1/25/35 (e)	8,301,747	8,301,747
Granite Master Issuer PLC floater Series 2005-2 Class
M1, 4.06% 12/20/54 (e)	7,000,000	7,000,000
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	778,345	788,074
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.0313% 3/25/28 (e)	5,460,326	5,488,816
Series 2004-E Class A2B, 3.7275% 11/25/29 (e) .	4,419,775	4,410,527
Series 2004-G Class A2, 3.95% 11/25/29 (e)	2,321,545	2,320,513
Series 2005-B Class A2, 3.75% 6/25/30 (e)	4,459,725	4,451,711
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	22,557,478	266,785
Series 2003-G Class XA1, 1% 1/25/29 (g)	19,960,675	248,964
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	17,663,932	221,781
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 3.9313% 7/25/35 (e)	7,589,808	7,594,255
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,495,171	2,550,633
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 4.8% 6/10/35 (a)(e)	1,713,800	1,743,792
Class B4, 5% 6/10/35 (a)(e)	1,530,866	1,559,570
Class B5, 5.6% 6/10/35 (a)(e)	1,039,834	1,061,930
Class B6, 6.1% 6/10/35 (a)(e)	625,826	639,125
Sequoia Mortgage Funding Trust Series 2003-A Class
AX1, 0.8% 10/21/08 (a)(g)	71,463,798	519,642

Quarterly Report 52

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (e)	$ 9,611,870	$ 9,609,365
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	5,712,832	5,701,515
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 3.9513% 7/25/35 (e)	10,078,865	10,078,865
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	631,317	650,691
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1109% 6/25/35 (e)	7,526,792	7,465,389
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,227,477	14,136,774
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (e)	4,772,383	4,789,751

TOTAL PRIVATE SPONSOR		115,513,874
U.S. Government Agency 4.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,825,800
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,890,905
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	607,986	614,345
Series 2002-64 Class PC, 5.5% 12/25/26	3,073,537	3,085,800
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,538,262
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,342,672
Series 2543 CLass PM, 5.5% 8/15/18	5,008,948	5,059,625
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,845,085
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,020,513
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,297,992
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,833,200
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,776,435
Class EG, 4.5% 4/15/19	13,500,000	13,274,666
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,432,444
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,377,533
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,865,582

53 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
Series 2885 Class PC, 4.5% 3/15/18	$ 5,430,000	$ 5,424,753
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,944,441	3,737,291

TOTAL U.S. GOVERNMENT AGENCY		144,242,903

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $256,842,155)		259,756,777

Commercial Mortgage Securities 8.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	383,288	393,925
Series 1997-D5 Class PS1, 1.4277% 2/14/43 (e)(g) .	60,459,653	2,935,860
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (e)	10,415,000	10,665,835
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class A3, 3.8913% 11/15/15 (a)(e)	2,715,000	2,717,053
Class C, 4.0413% 11/15/15 (a)(e)	555,000	556,913
Class D, 4.1213% 11/15/15 (a)(e)	870,000	874,766
Class F, 4.4713% 11/15/15 (a)(e)	620,000	624,177
Class H, 4.9713% 11/15/15 (a)(e)	555,000	558,166
Class J, 5.5213% 11/15/15 (a)(e)	580,000	587,233
Class K, 5.9881% 11/15/15 (a)(e)	520,000	517,496
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(e)	4,226,779	4,276,993
Series 2004-2 Class A, 4.0713% 8/25/34 (a)(e)	3,909,657	3,928,900
Series 2004-3:
Class A2, 4.0613% 1/25/35 (a)(e)	616,833	619,005
Class M1, 4.1413% 1/25/35 (a)(e)	682,312	683,235
Class M2, 4.6413% 1/25/35 (a)(e)	427,038	429,578
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,437,757
Class D, 4.986% 5/14/16 (a)	875,000	887,652
Class E, 5.064% 5/14/16 (a)	2,705,000	2,745,823
Class F, 5.182% 5/14/16 (a)	650,000	660,884

Quarterly Report

54

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$1,697,876	$ 1,877,504
Class F, 7.734% 1/15/32	920,000	1,006,379
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(e) .	2,080,000	2,257,263
COMM floater Series 2002-FL7 Class D, 4.1413%
11/15/14 (a)(e)	150,000	150,015
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 4.2113% 9/15/14 (a)(e)	350,000	350,101
Class E, 4.2713% 9/15/14 (a)(e)	480,000	480,336
Class F, 4.3713% 9/15/14 (a)(e)	375,000	375,204
Class G, 4.5513% 9/15/14 (a)(e)	860,000	860,335
Class H, 4.6513% 9/15/14 (a)(e)	915,000	915,356
Class J, 5.1713% 9/15/14 (a)(e)	310,000	310,915
Class K, 5.5713% 9/15/14 (a)(e)	495,000	495,951
Class L, 5.7713% 9/15/14 (a)(e)	400,000	399,827
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	633,855	665,721
Series 2003-C4 Class A3, 4.7% 8/15/36 (e)	320,000	322,273
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,573,430
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,453,222
Series 2003-C3 Class ASP, 1.8179%
5/15/38 (a)(e)(g)	62,949,009	3,844,856
Series 2004-C1 Class ASP, 0.9376%
1/15/37 (a)(e)(g)	41,505,216	1,478,814
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,094,950
DLJ Commercial Mortgage Corp. sequential pay Series
1999 CG2 Class A1A, 6.88% 6/10/32	5,760,850	5,909,475
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	11,400,000	11,619,375
Class C1, 7.52% 5/15/06 (a)	8,700,000	8,872,265
Class D1, 7.77% 5/15/06 (a)	6,800,000	6,920,673
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31	6,700,000	7,222,256
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.991% 2/16/24 (e)	5,850,000	6,110,044
Series 2002-35 Class C, 5.8917% 10/16/23 (e)	795,000	829,468
Series 2003-87 Class C, 5.2436% 8/16/32 (e)	5,000,000	5,154,716

55		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		$6,681,046	$6,620,214
Series 2003-47 Class XA, 0.0444% 6/16/43 (e)(g)		17,269,760	812,214
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		3,121,838	3,246,644
Series 2004-C3 Class X2, 0.9005% 12/10/41 (e)(g) .		6,825,000	199,259
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,686,461
Series 2003-C1 Class XP, 2.0978% 7/5/35 (a)(e)(g)	.	31,867,475	2,250,471
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,374,736
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,437,414
Series 1998-GLII Class E, 6.9703% 4/13/31 (e)		4,103,000	4,352,180
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)		3,200,000	3,523,781
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30		8,839,731	9,181,180
Series 1999-C7 Class A2, 6.507% 10/15/35		5,555,000	5,867,282
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30		800,000	838,380
Series 1999-C1 Class B, 6.93% 6/15/31		3,854,000	4,177,351
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20		14,042,713	14,546,201
Series 2003-C5 Class A2, 3.478% 7/15/27		1,000,000	980,273
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)		5,900,000	5,328,302
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31		1,550,000	1,622,544
Series 1999-RM1 Class E, 6.9888% 12/15/31 (e)		824,000	887,218
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.3992% 3/12/35 (a)(e)(g)		35,142,760	2,015,033
Salomon Brothers Mortgage Securities VII, Inc.
sequential pay Series 2000-C3 Class A2, 6.592%
12/18/33		5,060,000	5,483,491
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)		12,680,000	13,266,109
Series 1:
Class D2, 6.992% 11/15/07 (a)		13,890,000	14,548,614

Quarterly Report 56

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Thirteen Affiliates of General Growth Properties, Inc.: -
continued
Series 1:
Class E2, 7.224% 11/15/07 (a)	$8,260,000	$ 8,709,524
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	1,000,000	1,104,573
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,936,697
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $270,422,416)		272,648,121

Municipal Securities 1.1%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	6,600,000	6,946,170
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	719,340
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,309,292
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	4,300,000	4,597,130
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,776,491
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,820,670
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	5,124,098
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,669,676
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,390,909
TOTAL MUNICIPAL SECURITIES
(Cost $34,968,613)		35,353,776

Foreign Government and Government Agency Obligations 2.1%

Chilean Republic 7.125% 1/11/12	1,460,000	1,666,736
Israeli State 4.625% 6/15/13	5,305,000	5,222,109
Korean Republic 4.875% 9/22/14	3,000,000	3,016,938
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,853,575
United Mexican States:
5.875% 1/15/14	3,690,000	3,856,050

57 Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations
continued
	Principal	Value
	Amount
United Mexican States: – continued
6.75% 9/27/34	$ 25,820,000	$ 27,988,880
7.5% 4/8/33	18,650,000	21,913,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $62,795,755)		69,518,038
Fixed Income Funds 14.4%
	Shares
Fidelity Ultra-Short Central Fund (f)
(Cost $472,024,582)	4,743,231	471,951,485
Cash Equivalents 3.9%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading account
at 3.6%, dated 8/31/05 due 9/1/05)
(Cost $127,155,000)	$ 127,167,725	127,155,000

TOTAL INVESTMENT PORTFOLIO 108.8%
(Cost $3,526,815,458)		3,565,407,302

NET OTHER ASSETS – (8.8)%		(287,100,403)
NET ASSETS 100%		$ 3,278,306,899

Quarterly Report 58

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and
pay to Merrill Lynch, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 4,
par value of the proportional notional
amount (d)	June 2010	$16,600,000	$(61,561)
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and
pay to Merrill Lynch, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 4,
par value of the proportional notional
amount (d)	June 2015	16,600,000	(95,267)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and
pay to JPMorgan Chase, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3,
par value of the proportional notional
amount (c)	March 2015	40,000,000	(137,424)
Receive quarterly notional amount
multiplied by .31% and pay Goldman
Sachs upon default event of SBC
Communications, Inc., par value of the
notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	7,500,000	(1,217)
Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	6,500
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount
of Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	19,783
Receive quarterly notional amount
multiplied by .405% and pay Deutsche
Bank upon defalut event of Sempra
Energy, par value of the notional
amount of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(6,081)
Receive quarterly notional amount
multiplied by .41% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional
amount of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(5,121)

Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap – continued
Receive quarterly notional amount
multiplied by .43% and pay Lehman
Brothers, Inc. upon default event of
Fannie Mae, par value of the notional
amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 15,000,000	$ 106,530
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	10,000,000	(36,157)
Receive quarterly notional amount
multiplied by .48% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount
of Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	46,927
Receive quarterly notional amount
multiplied by .53% and pay Lehman
Brothers, Inc. upon default event of Tyco
International Group SA, par value of
the notional amount of Tyco
International Group SA yankee 6.375%
10/15/11	June 2010	5,000,000	37,792

TOTAL CREDIT DEFAULT SWAP		$ 134,750,000	$(125,296)

Interest Rate Swap
Receive quarterly a fixed rate equal to
3.38% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	May 2006	250,000,000	(1,180,550)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(278,116)

TOTAL INTEREST RATE SWAP		$ 290,000,000	$(1,458,666)

Quarterly Report	60

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed
Securities Daily Index and pay monthly
a floating rate based on 1-month LIBOR
minus 40 basis points with Bank of
America	March 2006	$ 12,600,000	$ 296,263
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on
the 1-month LIBOR minus 11.1 basis
points with Lehman Brothers, Inc.	Nov. 2005	12,000,000	4,132
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ and pay
monthly a floating rate based on
1-month LIBOR minus 20 basis points
with Citibank	Oct. 2005	12,500,000	267,957
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and
pay monthly a return based on 1-month
LIBOR minus 50 basis points with
Citibank	Jan. 2006	30,000,000	650,848
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based
on 1-month LIBOR minus 20 basis
points with Lehman Brothers, Inc.	March 2006	70,000,000	946,546
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Bank of America	Dec. 2005	20,045,000	266,816
Receive quarterly a return equal to Banc
of America Securities LLC AAA 10 Yr
Commercial Mortgage Backed
Securities Daily Index and pay quarterly
a floating rate based on 3-month LIBOR
minus 40 basis points with Bank of
America	Nov. 2005	14,000,000	228,310

TOTAL TOTAL RETURN SWAP		$ 171,145,000	$2,660,872

		$ 595,895,000	$1,076,910

	61		Quarterly Report

Investments (Unaudited) continued Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $291,846,680 or 8.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(d) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund’s holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,526,642,308. Net unrealized appreciation aggregated $38,764,994, of which $56,311,098 related to appreciated investment securities and $17,546,104 related to depreciated investment securities.

Quarterly Report

62

Fidelity Ultra-Short Central Fund

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%

	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$16,665,000	$16,723,794
4.43% 5/24/06 (e)	4,700,000	4,715,787
		21,439,581
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,220,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,226,655
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,623,898
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,810,023
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,348,482
		51,229,898

TOTAL CONSUMER DISCRETIONARY		72,669,479

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,703,684

FINANCIALS – 1.6%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (e)	10,000,000	10,012,970
Commercial Banks – 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,604,515
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (e)	14,765,000	14,777,535
MBNA Europe Funding PLC 3.97% 9/7/07 (b)(c)(e)	19,925,000	19,923,406
		34,700,941
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (e)	11,025,000	11,033,136
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,229,778
Washington Mutual Bank 3.9363% 8/25/08 (e)	16,325,000	16,325,000
		41,587,914

TOTAL FINANCIALS		102,906,340

TELECOMMUNICATION SERVICES – 1.3%
Diversified Telecommunication Services – 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,332,293
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,683,552

63		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
GTE Corp. 6.36% 4/15/06	$ 9,000,000	$ 9,119,187
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,311,784
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,029,088
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,503,803
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,179,113
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,832,176
		75,990,996
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,587,379

TOTAL TELECOMMUNICATION SERVICES		81,578,375

UTILITIES – 0.5%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (b)(e)	12,800,000	12,803,725
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,310,680
Multi-Utilities – 0.2%
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,403,361

TOTAL UTILITIES		35,517,766

TOTAL NONCONVERTIBLE BONDS
(Cost $304,381,520)		304,375,644

U.S. Government Agency Obligations 0.0%

Fannie Mae 0% 9/28/05 (d)
(Cost $997,476)	1,000,000	997,390

Asset Backed Securities 34.9%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.9413% 7/25/34 (e)	7,685,032	7,696,119
Series 2004-3 Class 2A4, 3.9913% 10/25/34 (e)	10,915,000	10,942,597
Series 2004-4 Class A2D, 3.9913% 1/25/35 (e)	3,391,446	3,399,807
Series 2005-1:
Class M1, 4.1113% 4/25/35 (e)	11,280,000	11,284,004
Class M2, 4.3313% 4/25/35 (e)	5,275,000	5,289,286

Quarterly Report

64

Asset Backed Securities continued
	Principal	Value
	Amount
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.2913% 6/25/32 (e)	$1,842,987	$1,859,684
Series 2002-HE2 Class M1, 4.4913% 8/25/32 (e)	18,631,213	18,700,346
Series 2003-FM1 Class M2, 5.4913% 11/25/32 (e)	3,015,000	3,048,139
Series 2003-HS1:
Class M1, 4.3913% 6/25/33 (e)	800,000	803,887
Class M2, 5.3913% 6/25/33 (e)	856,000	870,995
Series 2003-NC1 Class M1, 4.4213% 7/25/33 (e) .	1,600,000	1,609,184
Series 2004-HE1:
Class M1, 4.1413% 2/25/34 (e)	2,193,000	2,194,047
Class M2, 4.7413% 2/25/34 (e)	2,475,000	2,476,380
Series 2004-OP1:
Class M1, 4.1613% 4/25/34 (e)	4,420,000	4,424,310
Class M2, 4.6913% 4/25/34 (e)	6,240,000	6,251,014
Series 2005-HE2:
Class M1, 4.0813% 4/25/35 (e)	1,530,000	1,529,934
Class M2, 4.0913% 4/25/35 (e)	1,803,000	1,802,182
Class M3, 4.1213% 4/25/35 (e)	1,040,000	1,041,227
Class M4, 4.2813% 4/25/35 (e)	1,340,000	1,341,567
Series 2005-HE3:
Class A2A, 3.7413% 5/25/35 (e)	7,713,845	7,714,117
Class A2B, 3.8513% 5/25/35 (e)	4,370,000	4,366,420
Series 2005-SD1 Class A1, 4.0413% 11/25/50 (e) .	2,390,202	2,393,012
Aesop Funding II LLC Series 2005-1A Class A2,
3.6694% 4/20/09 (b)(e)	8,800,000	8,787,808
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.0213% 3/15/10 (e)	5,000,000	5,029,586
Series 2004-1 Class B, 3.8213% 9/15/11 (e)	5,775,000	5,797,473
Series 2004-C Class C, 4.0713% 2/15/12 (b)(e)	17,323,520	17,372,102
Series 2005-1 Class A, 3.6013% 10/15/12 (e)	15,455,000	15,482,320
Series 2005-6 Class C, 3.8381% 3/15/11 (b)(e)	9,085,000	9,082,456
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,918,858
Series 2003-AM:
Class A3B, 3.9288% 6/6/07 (e)	194,124	194,123
Class A4B, 4.0288% 11/6/09 (e)	12,400,000	12,437,820
Series 2003-BX Class A4B, 3.9688% 1/6/10 (e)	3,265,000	3,274,744
Series 2003-CF Class A3, 2.75% 10/9/07	10,534,567	10,502,916
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,573,442
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.3413% 8/25/32 (e)	3,928,134	3,949,913

65 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.0513% 2/25/33 (e)	$316,125	$316,234
Class M1, 4.5413% 2/25/33 (e)	6,150,000	6,195,413
Series 2003-3:
Class M1, 4.4413% 3/25/33 (e)	1,590,000	1,599,140
Class S, 5% 9/25/05 (f)	4,457,447	4
Series 2003-6:
Class M1, 4.4013% 8/25/33 (e)	7,560,000	7,612,125
Class M2, 5.4913% 5/25/33 (e)	2,750,000	2,807,475
Series 2003-AR1 Class M1, 4.7913% 1/25/33 (e) .	7,000,000	7,072,053
Series 2004-R2:
Class M1, 4.0713% 4/25/34 (e)	1,230,000	1,229,948
Class M2, 4.1213% 4/25/34 (e)	950,000	949,960
Class M3, 4.1913% 4/25/34 (e)	3,500,000	3,499,853
Class M4, 4.6913% 4/25/34 (e)	4,500,000	4,499,805
Series 2004-R9 Class A3, 3.9613% 10/25/34 (e)	9,340,000	9,354,491
Series 2005-R1:
Class M1, 4.0913% 3/25/35 (e)	5,710,000	5,707,498
Class M2, 4.1213% 3/25/35 (e)	1,925,000	1,924,181
Series 2005-R2 Class M1, 4.0913% 4/25/35 (e)	12,500,000	12,494,080
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.9713% 6/25/32 (e)	2,411,175	2,418,019
Series 2002-BC6 Class M1, 4.3913% 8/25/32 (e)	24,900,000	25,113,956
Series 2002-BC7:
Class M1, 4.4413% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.5413% 10/25/32 (e)	5,575,000	5,609,577
Series 2003-BC1 Class M2, 4.7413% 1/25/32 (e)	758,836	762,225
ARG Funding Corp.:
Series 2005-1A Class A2, 3.7094% 4/20/09 (b)(e) .	11,000,000	10,975,938
Series 2005-2A Class A2, 3.7194% 5/20/09 (b)(e) .	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.4413% 9/25/33 (e)	20,000,000	20,610,530
Series 2003-W7 Class A2, 4.0313% 3/1/34 (e)	4,263,955	4,273,288
Series 2004-W5 Class M1, 4.2413% 4/25/34 (e)	3,960,000	3,964,746
Series 2004-W7:
Class M1, 4.1913% 5/25/34 (e)	4,085,000	4,084,824
Class M2, 4.2413% 5/25/34 (e)	3,320,000	3,319,858
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.9513% 4/15/33 (e)	954,379	954,645
Class M1, 4.4713% 4/15/33 (e)	11,365,000	11,418,601

Quarterly Report 66

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
continued
Series 2003-HE3:
Class M1, 4.4013% 6/15/33 (e)	$2,185,000	$ 2,197,917
Class M2, 5.5713% 6/15/33 (e)	10,000,000	10,177,600
Series 2003-HE4 Class M2, 5.5713% 8/15/33 (e)	5,695,000	5,796,135
Series 2003-HE5 Class A2A, 3.9313% 8/15/33 (e)	771,396	771,592
Series 2003-HE6 Class M1, 4.2913% 11/25/33 (e)	3,475,000	3,497,093
Series 2004-HE2 Class M1, 4.1913% 4/25/34 (e)	6,060,000	6,083,440
Series 2004-HE3:
Class M1, 4.1813% 6/25/34 (e)	1,450,000	1,457,237
Class M2, 4.7613% 6/25/34 (e)	3,350,000	3,392,506
Series 2004-HE6 Class A2, 4.0013% 6/25/34 (e)	16,425,525	16,459,670
Series 2005-HE2:
Class M1, 4.0913% 3/25/35 (e)	8,250,000	8,259,797
Class M2, 4.1413% 3/25/35 (e)	2,065,000	2,070,848
Series 2005-HE6 Class A2B, 3.856% 7/25/35 (e)	10,000,000	9,998,789
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.9513% 12/15/09 (e)	20,655,000	20,739,431
Series 2002-B2 Class B2, 3.9113% 5/15/08 (e)	15,000,000	15,000,173
Series 2002-B3 Class B, 3.9313% 8/15/08 (e)	14,500,000	14,504,708
Series 2002-C1 Class C1, 4.5313% 12/15/09 (e)	7,980,000	8,062,089
Series 2002-C2 Class C2, 4.5613% 5/15/08 (e)	35,785,000	35,794,029
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.0894% 5/28/44 (e)	7,967,479	7,987,882
Bayview Financial Asset Trust Series 2000-F Class A,
4.1694% 9/28/43 (e)	9,301,708	9,313,496
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.1194% 2/28/44 (e)	5,462,625	5,472,825
Bear Stearns Asset Backed Securities I:
Series 2005-3 Class A, 4.15% 10/25/35 (c)(e)	4,465,000	4,465,000
Series 2005-HE2:
Class M1, 4.1413% 2/25/35 (e)	6,655,000	6,657,231
Class M2, 4.3913% 2/25/35 (e)	2,430,000	2,438,495
Series 2005-HE5 Class 1A1, 3.7513% 6/25/35 (e) .	10,319,737	10,317,516
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,671,964	2,648,234
Series 2003-1 Class B, 4.0413% 6/15/10 (b)(e)	5,372,494	5,386,915
Series 2003-2 Class B, 3.8513% 1/15/09 (e)	2,558,180	2,562,570
Series 2005-1 Class B, 3.9463% 6/15/10 (e)	5,725,000	5,757,676
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.8513% 1/15/10 (e)	9,630,000	9,652,608
Series 2004-B Class A4, 3.6813% 8/15/11 (e)	16,300,000	16,303,729

67		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.0513% 9/15/09 (e)	$5,000,000	$5,002,919
Series 2001-1 Class B, 4.0813% 12/15/10 (e)	19,500,000	19,639,212
Series 2001-8A Class B, 4.1213% 8/17/09 (e)	9,585,000	9,630,796
Series 2002-4A Class B, 4.0713% 3/15/10 (e)	6,000,000	6,028,014
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.2513% 7/15/08 (e)	17,705,000	17,706,671
Series 2003-B1 Class B1, 4.7413% 2/17/09 (e)	15,470,000	15,552,899
Capital Trust Ltd. Series 2004-1:
Class A2, 4.0594% 7/20/39 (b)(e)	2,968,000	2,967,993
Class B, 4.3594% 7/20/39 (b)(e)	1,550,000	1,549,996
Class C, 4.7094% 7/20/39 (b)(e)	1,994,000	1,993,993
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.6713% 1/25/32 (e)	3,925,503	3,930,752
Series 2002-HE2 Class M1, 4.3413% 1/25/33 (e)	9,278,431	9,307,576
Series 2002-HE3:
Class M1, 4.7413% 3/25/33 (e)	21,339,884	21,615,079
Class M2, 5.8913% 3/25/33 (e)	9,968,976	10,133,935
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (e)	1,989,998	1,997,224
Class M2, 5.5913% 8/25/33 (e)	4,369,996	4,420,161
Series 2003-HE2 Class A, 3.9913% 10/25/33 (e)	1,340,662	1,341,372
Series 2003-HE3:
Class M1, 4.3413% 11/25/33 (e)	2,254,989	2,276,915
Class M2, 5.3913% 11/25/33 (e)	1,719,992	1,752,274
Series 2004-HE2 Class M2, 4.8413% 7/26/34 (e)	2,345,000	2,368,221
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 3.72% 5/20/17 (b)(e)	10,220,000	10,220,000
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.0513% 3/16/09 (e)	1,305,000	1,310,802
Series 2002-6 Class B, 3.9213% 1/15/08 (e)	11,850,000	11,851,428
Series 2004-1 Class B, 3.7713% 5/15/09 (e)	4,105,000	4,104,374
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (e)	17,500,000	17,502,637
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	11,995,548
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,039,128
Series 2002-C1 Class C1, 4.7369% 2/9/09 (e)	17,500,000	17,675,572
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,021,865
Series 2003-C1 Class C1, 4.65% 4/7/10 (e)	17,785,000	18,141,497
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.0513% 12/25/33 (b)(e)	7,835,736	7,836,549
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000

Quarterly Report 68

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 3.72% 6/15/11 (e)	$2,280,000	$ 2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.0713% 5/25/33 (e)	1,400,671	1,404,021
Series 2003-BC1 Class M2, 5.6413% 9/25/32 (e)	11,065,000	11,192,024
Series 2003-SD3 Class A1, 4.0613%
12/25/32 (b)(e)	819,157	823,152
Series 2004-2 Class M1, 4.1413% 5/25/34 (e)	5,200,000	5,209,794
Series 2004-3:
Class 3A4, 3.8913% 8/25/34 (e)	489,582	487,693
Class M1, 4.1413% 6/25/34 (e)	1,475,000	1,476,343
Series 2004-4:
Class A, 4.0113% 8/25/34 (e)	2,326,397	2,328,662
Class M1, 4.1213% 7/25/34 (e)	3,650,000	3,660,829
Class M2, 4.1713% 6/25/34 (e)	4,395,000	4,406,896
Series 2005-1:
Class 1AV2, 3.8413% 7/25/35 (e)	8,780,000	8,775,338
Class M1, 4.0613% 8/25/35 (e)	19,600,000	19,585,353
Class MV1, 4.0413% 7/25/35 (e)	3,135,000	3,133,728
Class MV2, 4.0813% 7/25/35 (e)	3,765,000	3,762,231
Class MV3, 4.1213% 7/25/35 (e)	1,560,000	1,561,530
Series 2005-3 Class MV1, 4.0613% 8/25/35 (e)	11,125,000	11,116,459
Series 2005-AB1 Class A2, 3.8513% 8/25/35 (e)	17,520,000	17,514,949
Series 2005-BC1 Class 2A2, 3.8413% 5/25/35 (e) .	8,375,000	8,374,661
Series 2005-IM1 Class A1, 3.56% 8/25/34 (e)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.0313% 4/25/34 (e)	2,384,156	2,394,226
Series 2004-FRE1:
Class A2, 3.9913% 4/25/34 (e)	2,341,126	2,341,033
Class M3, 4.2913% 4/25/34 (e)	5,885,000	5,884,748
Discover Card Master Trust I Series 2003-4 Class B1,
3.9013% 5/16/11 (e)	8,155,000	8,198,717
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.0333% 5/28/35 (e)	6,204,980	6,207,136
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.3213% 11/25/33 (e)	1,300,000	1,310,994
Class M2, 5.3913% 11/25/33 (e)	700,000	719,228
Series 2004-1 Class M2, 4.7413% 1/25/35 (e)	3,700,000	3,744,747
Series 2004-2 Class M2, 4.7913% 7/25/34 (e)	9,890,000	9,889,577
Series 2004-3 Class M5, 5.0913% 8/25/34 (e)	2,000,000	2,037,355
Series 2005-2 Class 2A1, 3.7613% 7/25/36 (e)	16,885,173	16,884,513

69		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.7313% 3/25/35 (e) .	$6,932,044	$6,932,822
Series 2005-FF2 Class M6, 4.3413% 3/25/35 (e)	6,950,000	6,966,735
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.1913% 3/25/34 (e)	400,000	401,286
Class M4, 4.5413% 3/25/34 (e)	300,000	302,977
First USA Credit Card Master Trust Series 2001-4 Class
B, 3.97% 1/12/09 (e)	15,000,000	15,021,402
First USA Secured Note Trust Series 2001-3 Class C,
4.64% 11/19/08 (b)(e)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.0013% 10/15/07 (e)	19,600,000	19,672,059
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 3.7213% 5/17/10 (e)	9,590,000	9,590,257
Class B, 4.0113% 5/17/10 (e)	2,625,000	2,625,068
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.8613% 2/25/34 (e)	2,446,399	2,447,760
Class M1, 4.0913% 2/25/34 (e)	750,000	749,968
Class M2, 4.1413% 2/25/34 (e)	800,000	800,747
Series 2004-C Class 2A2, 4.1913% 8/25/34 (e)	10,000,000	10,109,523
Series 2004-D Class 3A2, 3.9213% 11/25/34 (e)	2,320,000	2,326,289
Series 2005-2 Class 2A1, 3.7513% 6/25/35 (e)	15,121,733	15,115,918
Series 2005 A:
Class 2A2, 3.8813% 2/25/35 (e)	11,850,000	11,864,913
Class M1, 4.0713% 1/25/35 (e)	1,603,000	1,603,533
Class M2, 4.1013% 1/25/35 (e)	2,325,000	2,326,545
Class M3, 4.1313% 1/25/35 (e)	1,250,000	1,252,957
Class M4, 4.3213% 1/25/35 (e)	925,000	929,669
GE Business Loan Trust Series 2003-1 Class A,
4.0013% 4/15/31 (b)(e)	5,308,613	5,338,483
GE Capital Credit Card Master Note Trust Series
2005-2 Class B, 3.7713% 6/15/11 (e)	6,475,000	6,473,452
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (e)	1,520,000	1,521,120
Class C, 4.3181% 8/15/08 (e)	5,580,000	5,599,440
Series 6 Class B, 3.5781% 2/17/09 (e)	1,030,000	1,030,879
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,455,458
GSAMP Trust:
Series 2002-HE Class M1, 4.8594% 11/20/32 (e)	2,882,888	2,925,829

Quarterly Report

70

Asset Backed Securities continued
		Principal	Value
		Amount
GSAMP Trust: – continued
Series 2002-NC1:
Class A2, 3.9613% 7/25/32 (e)		$54,777	$55,082
Class M1, 4.2813% 7/25/32 (e)		8,861,000	8,918,756
Series 2003-FM1 Class M1, 4.4294% 3/20/33 (e)	.	15,000,000	15,131,804
Series 2004-FM1:
Class M1, 4.2913% 11/25/33 (e)		2,865,000	2,864,877
Class M2, 5.0413% 11/25/33 (e)		1,975,000	2,009,027
Series 2004-FM2:
Class M1, 4.1413% 1/25/34 (e)		3,500,000	3,499,851
Class M2, 4.7413% 1/25/34 (e)		1,500,000	1,499,935
Class M3, 4.9413% 1/25/34 (e)		1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.1913% 5/25/34 (e)		4,045,000	4,044,828
Class M2, 4.7913% 5/25/34 (e)		1,750,000	1,765,718
Series 2005-9 Class 2A1, 3.7613% 8/25/35 (e)		16,845,583	16,845,583
Series 2005-FF2 Class M5, 4.2713% 3/25/35 (e)		3,500,000	3,507,038
Series 2005-HE2 Class M, 4.0713% 3/25/35 (e)		8,780,000	8,772,364
Series 2005-NC1 Class M1, 4.0913% 2/25/35 (e)	.	9,010,000	9,013,239
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 4.7213% 5/25/30 (b)(e)		14,000,000	13,986,906
HFC Home Equity Loan Asset Backed Certificates Series
2005-2:
Class M1, 4% 1/20/35 (e)		3,225,000	3,225,046
Class M2, 4.03% 1/20/35 (e)		2,415,000	2,415,035
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.4413% 6/25/32 (e)		10,000,000	10,016,670
Series 2002-3 Class A5, 4.0813% 2/25/33 (e)		516,541	517,154
Series 2002-4 Class A3, 4.1213% 3/25/33 (e)		359,523	359,589
Series 2002-5:
Class A3, 4.1613% 5/25/33 (e)		2,483,436	2,489,138
Class M1, 4.8413% 5/25/33 (e)		13,800,000	13,957,465
Series 2003-1:
Class A2, 4.1113% 6/25/33 (e)		3,752,058	3,754,760
Class M1, 4.6413% 6/25/33 (e)		8,335,000	8,374,407
Series 2003-2:
Class A2, 4.0213% 8/25/33 (e)		189,172	189,805
Class M1, 4.5213% 8/25/33 (e)		2,245,000	2,272,680
Series 2003-3:
Class A2, 4.0013% 8/25/33 (e)		1,425,346	1,430,576
Class M1, 4.5013% 8/25/33 (e)		8,185,000	8,280,165
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)		3,415,000	3,438,226

71			Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (e)	$4,040,000	$4,089,225
Series 2003-5:
Class A2, 3.9913% 12/25/33 (e)	4,617,955	4,633,171
Class M1, 4.3413% 12/25/33 (e)	3,175,000	3,198,542
Class M2, 5.3713% 12/25/33 (e)	1,345,000	1,377,183
Series 2003-7 Class A2, 4.0213% 3/25/34 (e)	3,168,334	3,175,449
Series 2004-2 Class A2, 3.9313% 7/25/34 (e)	5,498,988	5,498,823
Series 2004-3:
Class M1, 4.2113% 8/25/34 (e)	2,015,000	2,023,934
Class M2, 4.8413% 8/25/34 (e)	2,200,000	2,241,042
Series 2004-4 Class A2, 3.9613% 10/25/34 (e)	7,709,329	7,735,619
Series 2004-6 Class A2, 3.9913% 12/25/34 (e)	8,712,550	8,739,192
Series 2004-7 Class A3, 4.0313% 1/25/35 (e)	2,728,818	2,740,622
Series 2005-1:
Class M1, 4.0713% 5/25/35 (e)	9,705,000	9,708,198
Class M2, 4.0913% 5/25/35 (e)	5,780,000	5,775,631
Class M3, 4.1413% 5/25/35 (e)	5,825,000	5,820,708
Series 2005-2:
Class 2A2, 3.8413% 7/25/35 (e)	13,170,000	13,166,344
Class M1, 4.0913% 7/25/35 (e)	10,085,000	10,080,654
Series 2005-3 Class M1, 4.0513% 8/25/35 (e)	9,450,000	9,442,041
Series 2005-5 Class 2A2, 3.8913% 11/25/35 (e)	15,000,000	15,006,902
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 3.8613% 8/15/08 (e)	10,000,000	10,014,971
Household Credit Card Master Trust I Series 2002-1
Class B, 4.2213% 7/15/08 (e)	22,589,000	22,600,529
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.9094% 4/20/32 (e)	3,176,279	3,178,237
Series 2002-3 Class A, 4.0594% 7/20/32 (e)	2,582,406	2,585,124
Series 2003-1 Class M, 4.2394% 10/20/32 (e)	723,454	724,272
Series 2003-2:
Class A, 3.9394% 9/20/33 (e)	2,736,661	2,741,719
Class M, 4.1894% 9/20/33 (e)	1,286,914	1,289,632
Series 2004-1 Class M, 4.1294% 9/20/33 (e)	2,568,614	2,573,644
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.2594% 2/20/33 (e)	1,631,557	1,636,514
Series 2004-HC1:
Class A, 3.9594% 2/20/34 (e)	4,684,234	4,695,875
Class M, 4.1094% 2/20/34 (e)	2,832,105	2,833,306
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.1213% 1/18/11 (e)	8,850,000	8,865,944

Quarterly Report 72

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note
Trust I: – continued
Series 2002-2:
Class A, 3.7413% 1/18/11 (e)	$9,000,000	$ 9,010,825
Class B, 4.1213% 1/18/11 (e)	14,275,000	14,350,335
Series 2002-3 Class B, 4.8213% 9/15/09 (e)	4,150,000	4,156,513
Ikon Receivables Funding LLC Series 2003-1 Class
A3A, 3.8113% 12/17/07 (e)	2,381,598	2,382,034
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.8913% 6/25/35 (e)	10,942,536	10,942,092
Class M1, 4.1113% 6/25/35 (e)	4,100,000	4,098,194
Class M2, 4.1313% 6/25/35 (e)	2,775,000	2,773,800
Class M3, 4.1613% 6/25/35 (e)	1,975,000	1,977,197
Keycorp Student Loan Trust Series 1999-A Class A2,
3.8% 12/27/09 (e)	16,169,548	16,220,929
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.9613% 6/25/33 (e)	193,476	193,540
Class M1, 4.4613% 6/25/33 (e)	19,500,000	19,621,142
Series 2003-3 Class M1, 4.3913% 7/25/33 (e)	7,770,000	7,821,070
Series 2004-2:
Class M1, 4.1713% 6/25/34 (e)	4,275,000	4,285,004
Class M2, 4.7213% 6/25/34 (e)	1,400,000	1,416,072
Series 2005-2 Class 2A2, 3.8213% 4/25/35 (e)	12,000,000	11,999,515
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.3713% 4/25/33 (e)	3,500,000	3,520,584
Class M2, 5.4913% 4/25/33 (e)	1,500,000	1,534,118
Series 2004-FRE1 Class M1, 4.1913% 7/25/34 (e) .	5,223,000	5,243,120
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.3713% 3/17/08 (b)(e)	7,250,000	7,254,568
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.9463% 10/15/08 (e)	30,000,000	30,035,982
Series 2001-B2 Class B2, 3.9313% 1/15/09 (e)	30,353,000	30,418,629
Series 2002-B2 Class B2, 3.9513% 10/15/09 (e)	20,000,000	20,083,442
Series 2002-B4 Class B4, 4.0713% 3/15/10 (e)	14,800,000	14,910,081
Series 2003-B2 Class B2, 3.9613% 10/15/10 (e)	1,530,000	1,545,192
Series 2003-B3 Class B3, 3.9463% 1/18/11 (e)	1,130,000	1,135,308
Series 2003-B5 Class B5, 3.9413% 2/15/11 (e)	705,000	709,943
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (e)	7,800,000	7,842,193
Series 1998-G Class B, 3.9713% 2/17/09 (e)	20,000,000	20,038,814

73		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.1413% 7/25/34 (e)		$2,125,000	$2,124,911
Class M2, 4.1913% 7/25/34 (e)		375,000	374,984
Class M3, 4.5913% 7/25/34 (e)		775,000	774,967
Class M4, 4.7413% 7/25/34 (e)		525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.3413% 7/25/34 (e)		2,321,000	2,334,655
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.7413% 11/25/32 (e)		2,370,000	2,438,699
Series 2003-NC5 Class M2, 5.6413% 4/25/33 (e)	.	2,800,000	2,830,249
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (e)	.	12,835,000	13,200,066
Series 2003-NC7 Class M1, 4.3413% 6/25/33 (e)	.	1,785,000	1,791,137
Series 2003-NC8 Class M1, 4.3413% 9/25/33 (e)	.	2,350,000	2,375,879
Series 2004-HE6 Class A2, 3.9813% 8/25/34 (e)		6,610,818	6,631,678
Series 2004-NC2 Class M1, 4.1913% 12/25/33 (e)		2,595,000	2,604,503
Series 2004-NC6 Class A2, 3.9813% 7/25/34 (e)	.	2,958,456	2,964,313
Series 2005-1:
Class M2, 4.1113% 12/25/34 (e)		4,425,000	4,429,919
Class M3, 4.1613% 12/25/34 (e)		4,000,000	4,007,456
Series 2005-HE1:
Class A3B, 3.8613% 12/25/34 (e)		3,885,000	3,890,214
Class M1, 4.0913% 12/25/34 (e)		1,100,000	1,103,450
Class M2, 4.1113% 12/25/34 (e)		2,970,000	2,974,521
Series 2005-HE2:
Class M1, 4.0413% 1/25/35 (e)		2,665,000	2,673,495
Class M2, 4.0813% 1/25/35 (e)		1,900,000	1,899,165
Series 2005-NC1:
Class M1, 4.0813% 1/25/35 (e)		2,425,000	2,434,465
Class M2, 4.1113% 1/25/35 (e)		2,425,000	2,427,713
Class M3, 4.1513% 1/25/35 (e)		2,425,000	2,431,409
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.4913% 2/25/32 (e)		1,510,288	1,511,046
Class M2, 5.0413% 2/25/32 (e)		6,193,145	6,198,165
Series 2001-NC4 Class M1, 4.6413% 1/25/32 (e)	.	3,827,881	3,838,811
Series 2002-AM3 Class A3, 4.1313% 2/25/33 (e)	.	1,188,948	1,192,433
Series 2002-HE1 Class M1, 4.2413% 7/25/32 (e)		5,860,000	5,893,898
Series 2002-HE2 Class M1, 4.3413% 8/25/32 (e)		9,925,000	9,964,289
Series 2002-NC3 Class A3, 3.9813% 8/25/32 (e)	.	147,864	148,119
Series 2002-OP1 Class M1, 4.3913% 9/25/32 (e)	.	3,894,745	3,915,007
Series 2003-NC1:
Class M1, 4.6913% 11/25/32 (e)		2,555,000	2,571,516
Class M2, 5.6913% 11/25/32 (e)		1,880,000	1,898,665

Quarterly Report 74

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 4.0713% 1/25/33 (e)	$201,326	$201,376
Class M2, 5.6413% 1/25/33 (e)	4,600,000	4,658,980
Series 2003-6 Class M1, 4.3613% 1/25/34 (e)	5,180,000	5,212,892
Series 2005-1:
Class M1, 4.0913% 3/25/35 (e)	4,395,000	4,394,811
Class M2, 4.1213% 3/25/35 (e)	4,395,000	4,396,450
Class M3, 4.1613% 3/25/35 (e)	2,120,000	2,126,142
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.7113% 6/15/09 (e)	12,623,544	12,633,152
Series 2004-A Class A4A, 3.6413% 6/15/10 (e)	10,570,000	10,581,120
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.0913% 6/25/34 (e)	1,450,000	1,451,145
Class M4, 4.6163% 6/25/34 (e)	2,435,000	2,444,469
Ocala Funding LLC Series 2005-1A Class A, 5.1094%
3/20/10 (b)(e)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 3.7613% 6/25/36 (e)	15,389,395	15,389,974
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.2713% 9/25/34 (e)	3,745,000	3,767,204
Class M2, 4.3213% 9/25/34 (e)	1,755,000	1,768,057
Class M3, 4.8913% 9/25/34 (e)	3,355,000	3,404,109
Class M4, 5.0913% 9/25/34 (e)	4,700,000	4,778,629
Series 2004-WCW2 Class A2, 4.0213%
10/25/34 (e)	7,108,042	7,127,703
Series 2005-WCH1:
Class A3B, 3.8613% 1/25/35 (e)	2,775,000	2,779,971
Class M2, 4.1613% 1/25/35 (e)	4,175,000	4,178,118
Class M3, 4.2013% 1/25/35 (e)	3,290,000	3,300,049
Class M5, 4.5213% 1/25/35 (e)	3,095,000	3,112,439
Series 2005-WHQ2 Class M7, 4.8913%
5/25/35 (e)	5,950,000	5,961,287
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 3.7513% 9/25/24 (e)	6,939,735	6,940,437
Class M4, 4.2713% 5/25/35 (e)	6,000,000	6,009,175
Providian Gateway Master Trust Series 2002-B Class A,
4.2713% 6/15/09 (b)(e)	15,000,000	15,030,053
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.2213% 5/25/35 (e)	1,040,000	1,041,906
Series 2005-KS7 Class A1, 3.7413% 8/25/35 (e)	10,336,957	10,336,553

75		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Residential Asset Mortgage Products, Inc. Series
2004-RS10 Class MII2, 4.8913% 10/25/34 (e)	$5,500,000	$ 5,589,799
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.0413% 4/25/33 (e)	718,960	722,167
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.1713% 3/25/35 (e)	4,415,000	4,419,083
Series 2004-2 Class MV1, 4.2213% 8/25/35 (e)	4,495,000	4,508,940
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.9963% 2/15/10 (e)	10,000,000	9,988,630
Series 2002-4 Class B, 3.9963% 8/18/09 (e)	33,300,000	33,301,558
Series 2002-5 Class B, 4.8213% 11/17/09 (e)	30,000,000	30,043,296
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.1613% 2/25/34 (e)	2,910,000	2,912,819
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.2413% 11/25/34 (e)	1,810,000	1,819,449
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.0013% 2/25/34 (e)	988,588	988,548
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.0213% 3/15/11 (b)(e)	10,835,000	10,824,842
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.7713% 6/15/10 (e)	6,840,000	6,837,510
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.0713% 9/25/34 (e)	2,484,410	2,497,289
Series 2003-6HE Class A1, 4.1113% 11/25/33 (e) .	1,694,002	1,697,830
Series 2005-14HE Class AF1, 3.9753%
7/25/36 (c)(e)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.7613% 7/25/35 (b)(e)	7,545,510	7,552,584
TOTAL ASSET BACKED SECURITIES
(Cost $2,267,221,047)		2,274,549,407

Collateralized Mortgage Obligations 19.9%

Private Sponsor – 13.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.0413% 2/25/35 (e)	8,788,405	8,806,952
Series 2004-4 Class 5A2, 4.0413% 3/25/35 (e)	3,548,579	3,556,560
Series 2005-1 Class 5A2, 3.9713% 5/25/35 (e)	5,931,394	5,935,546
Series 2005-2:
Class 6A2, 3.9213% 6/25/35 (e)	2,701,657	2,701,657
Class 6M2, 4.1213% 6/25/35 (e)	10,145,000	10,144,970
Series 2005-3 Class 8A2, 3.8813% 7/25/35 (e)	18,041,016	18,052,671
Series 2005-4 Class 7A2, 3.8713% 8/25/35 (e)	8,706,150	8,696,626
Series 2005-8 Class 7A2, 3.9213% 11/25/35 (e)	7,415,320	7,415,320

Quarterly Report 76

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (e)	$12,032,638	$ 12,129,371
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.9213% 1/25/35 (e)	19,633,632	19,633,632
Series 2005-2 Class 1A1, 3.8913% 3/25/35 (e)	13,877,479	13,883,985
Series 2005-5 Class 1A1, 3.8613% 7/25/35 (e)	17,879,488	17,868,313
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.0413% 5/25/33 (e)	5,246,117	5,248,471
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 4.0413% 9/25/34 (e)	9,716,375	9,706,834
Series 2005-1 Class 2A1, 3.9313% 3/25/35 (e)	14,081,430	14,081,430
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.0413% 3/25/34 (e) .	5,004,141	5,001,063
Series 2004-AR3 Class 6A2, 4.0113% 4/25/34 (e) .	2,095,752	2,097,771
Series 2004-AR4 Class 5A2, 4.0113% 5/25/34 (e) .	1,887,540	1,886,411
Series 2004-AR5 Class 11A2, 4.0113% 6/25/34 (e)	2,843,140	2,837,403
Series 2004-AR6 Class 9A2, 4.0113% 10/25/34 (e)	3,688,972	3,690,610
Series 2004-AR7 Class 6A2, 4.0213% 8/25/34 (e) .	5,378,470	5,382,257
Series 2004-AR8 Class 8A2, 4.0213% 9/25/34 (e) .	4,193,827	4,201,333
First Horizon Mortgage Passthru Trust floater Series
2004-FL1 Class 2A1, 4.3531% 12/25/34 (e)	4,004,879	3,999,409
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	5,300,000	5,298,758
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,046,696
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,297,516
Series 2005-2 Class C1, 4.32% 12/20/54 (e)	7,975,000	7,975,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,000
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,090,281
Class 1M, 3.84% 3/20/44 (e)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,259
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,175
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,712,086
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,722,619
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,546
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,426,480
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,528

77		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 3.81% 5/19/35 (e)	$11,511,942	$11,470,571
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (e)	2,560,000	2,563,948
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (e)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (e)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (e)	10,280,000	10,324,975
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 3.7313% 8/25/35 (e)	6,585,551	6,586,257
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.0913% 10/25/34 (e)	4,299,112	4,311,150
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.0113% 3/25/35 (e)	8,296,072	8,294,451
Series 2004-6 Class 1A2, 4.0313% 10/25/34 (e)	3,276,359	3,281,016
Series 2005-1:
Class M1, 4.1013% 4/25/35 (e)	3,139,540	3,136,964
Class M2, 4.1413% 4/25/35 (e)	5,496,406	5,492,970
Class M3, 4.1713% 4/25/35 (e)	1,348,675	1,347,569
Class M4, 4.3913% 4/25/35 (e)	795,940	796,903
Class M5, 4.4113% 4/25/35 (e)	795,940	795,940
Class M6, 4.4613% 4/25/35 (e)	1,273,503	1,273,503
Series 2005-2 Class 1A2, 3.9513% 4/25/35 (e)	12,868,427	12,858,374
Series 2005-3 Class A1, 3.8813% 8/25/35 (e)	14,911,659	14,886,030
Series 2005-4 Class 1B1, 4.9413% 5/25/35 (e)	5,164,225	5,140,824
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.0306% 9/26/45 (b)(e)	15,748,504	15,748,504
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.9113%
3/25/35 (e)	12,089,961	12,102,573
Series 2004-6 Class 4A2, 4.1644% 7/25/34 (e)	5,969,000	5,945,937
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.0313% 3/25/28 (e)	7,618,036	7,657,784
Series 2003-B Class A1, 3.9813% 4/25/28 (e)	7,519,311	7,561,505
Series 2003-D Class A, 3.9513% 8/25/28 (e)	7,034,343	7,044,961
Series 2003-E Class A2, 4.3831% 10/25/28 (e)	9,930,177	9,940,688
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	12,423,900	12,422,354
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	10,747,877	10,732,598
Series 2004-B Class A2, 3.79% 6/25/29 (e)	8,250,570	8,229,508
Series 2004-C Class A2, 3.95% 7/25/29 (e)	12,176,450	12,142,740
Series 2004-D Class A2, 4.4131% 9/25/29 (e)	9,278,452	9,287,186

Quarterly Report 78

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: -
continued
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	$ 8,135,716	$ 8,118,693
Class A2D, 3.9175% 11/25/29 (e)	1,892,027	1,900,045
Series 2004-G Class A2, 3.95% 11/25/29 (e)	3,691,637	3,689,996
Series 2005-A Class A2, 3.38% 2/25/30 (e)	10,271,398	10,270,670
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.4913% 10/25/32 (e)	3,887,363	3,905,238
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.0113% 12/25/34 (e)	4,802,679	4,814,328
Class A2, 4.0913% 12/25/34 (e)	6,497,234	6,545,823
Series 2005-2 Class 1A1, 3.9013% 5/25/35 (e)	4,975,556	4,970,198
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 3.9313% 7/25/35 (e)	18,888,551	18,899,617
Permanent Financing No. 1 PLC floater Series 1 Class
2C, 4.5594% 6/10/42 (e)	1,745,000	1,745,783
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.0994% 6/10/42 (e)	15,400,000	15,471,742
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,244,891
Series 3 Class C, 4.1994% 6/10/42 (e)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	3,991,909
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,177
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,396
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,850,374
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,164,420
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,944,194
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	4,504,635	4,604,762
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (c)(e)	5,145,000	5,132,940
Residential Finance LP/Residential Finance
Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (b)(e)	5,484,404	5,566,670

79		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance
Development Corp. floater Series 2003-A: –
continued
Class B5, 5.7% 3/10/35 (b)(e)	$ 5,675,843	$5,800,941
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.1413% 11/25/34 (e) .	2,611,398	2,621,514
Series 2003-RP2 Class A1, 4.0913% 6/25/33 (b)(e)	3,701,596	3,713,034
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (e)	10,470,533	10,471,639
Series 2003-7 Class A2, 3.835% 1/20/34 (e)	9,011,576	9,002,789
Series 2004-1 Class A, 4.34% 2/20/34 (e)	5,887,961	5,879,451
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	9,918,731	9,906,947
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	10,030,436	10,001,491
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	12,568,231	12,543,333
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	8,352,806	8,346,281
Series 2004-6:
Class A3A, 3.9375% 6/20/35 (e)	7,268,066	7,261,833
Class A3B, 4.08% 7/20/34 (e)	908,508	907,627
Series 2004-7:
Class A3A, 4.365% 8/20/34 (e)	7,015,247	7,011,807
Class A3B, 4.59% 7/20/34 (e)	1,262,357	1,265,499
Series 2004-8 Class A2, 4.41% 9/20/34 (e)	13,070,755	13,079,296
Series 2005-1 Class A2, 4.1% 2/20/35 (e)	6,868,235	6,865,177
Series 2005-2 Class A2, 4.29% 3/20/35 (e)	13,167,148	13,167,148
Series 2005-3 Class A1, 3.8094% 5/20/35 (e)	8,826,415	8,807,160
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 3.9513% 7/25/35 (e)	10,981,236	10,981,237
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.0413% 9/25/33 (b)(e)	2,359,498	2,360,868
Thornburg Mortgage Securities Trust floater Series
2004-3 Class A, 4.0113% 9/25/34 (e)	21,391,357	21,434,670
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.8713%
4/25/45 (e)	6,066,850	6,067,279
Series 2005-AR11 Class A1C1, 3.8413%
8/25/45 (e)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6986% 8/25/34 (e)	19,880,000	19,791,749
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e) .	30,270,153	30,041,955

TOTAL PRIVATE SPONSOR		879,513,071

Quarterly Report 80

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.0881% 11/18/30 (e)	$1,079,489	$1,087,521
Series 2000-40 Class FA, 4.1413% 7/25/30 (e)	2,417,104	2,427,619
Series 2002-89 Class F, 3.9413% 1/25/33 (e)	3,496,520	3,501,273
target amortization class Series G94-2 Class D,
6.45% 1/25/24	4,596,215	4,724,780
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.9881% 8/18/31 (e)	2,440,496	2,447,376
Series 2001-44 Class FB, 3.9413% 9/25/31 (e)	2,193,751	2,199,310
Series 2001-46 Class F, 3.9881% 9/18/31 (e)	6,318,004	6,350,578
Series 2002-11 Class QF, 4.1413% 3/25/32 (e)	4,398,421	4,431,631
Series 2002-36 Class FT, 4.1413% 6/25/32 (e)	1,472,605	1,484,454
Series 2002-64 Class FE, 3.9381% 10/18/32 (e) .	2,147,079	2,156,174
Series 2002-65 Class FA, 3.9413% 10/25/17 (e)	2,449,258	2,454,575
Series 2002-74 Class FV, 4.0913% 11/25/32 (e) .	8,116,229	8,172,344
Series 2003-11:
Class DF, 4.0913% 2/25/33 (e)	2,999,873	3,020,770
Class EF, 4.0913% 2/25/33 (e)	2,330,473	2,340,501
Series 2003-63 Class F1, 3.9413% 11/25/27 (e) .	6,163,272	6,166,337
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	992,126	990,848
Series 2001-62 Class PG, 6.5% 10/25/30	3,589,973	3,596,485
Series 2001-76 Class UB, 5.5% 10/25/13	1,023,076	1,022,574
Series 2002-16 Class QD, 5.5% 6/25/14	305,584	306,372
Series 2002-28 Class PJ, 6.5% 3/25/31	4,383,380	4,385,651
Series 2002-8 Class PD, 6.5% 7/25/30	2,998,991	3,008,342
Series 2003-119 Class FK, 4.1413% 5/25/18 (e)	2,500,000	2,523,390
Series 2005-45 Class XA, 3.9813% 6/25/35 (e)	75,794,829	75,741,447
Series 2005-72 Class FG, 3.8913% 5/25/35 (e)	51,392,890	51,208,416
Freddie Mac:
floater Series 2510 Class FE, 3.9713% 10/15/32 (e)	5,881,918	5,912,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	794,738	793,631
Series 2353 Class PC, 6.5% 9/15/15	1,204,323	1,206,500
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
3.7713% 7/15/31 (e)	5,099,188	5,097,275

81 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.5513% 1/15/32 (e)	$10,270,000	$10,473,414
Class PF, 4.5513% 12/15/31 (e)	8,125,000	8,323,590
Series 2410 Class PF, 4.5513% 2/15/32 (e)	18,644,444	19,063,674
Series 2474 Class FJ, 3.9213% 7/15/17 (e)	4,454,886	4,451,354
Series 2526 Class FC, 3.9713% 11/15/32 (e)	3,304,091	3,319,786
Series 2538 Class FB, 3.9713% 12/15/32 (e)	6,393,196	6,430,979
Series 2551 Class FH, 4.0213% 1/15/33 (e)	3,190,479	3,203,654
Series 2861 Class JF, 3.8713% 4/15/17 (e)	7,023,112	7,020,070
Series 2994 Class FB, 3.7213% 6/15/20 (e)	6,879,155	6,861,077
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	11,332,854	11,380,644
Series 2394 Class ND, 6% 6/15/27	867,862	867,932
Series 2395 Class PE, 6% 2/15/30	5,112,844	5,142,973
Series 2398 Class DK, 6.5% 1/15/31	318,376	318,601
Series 2410 Class ML, 6.5% 12/15/30	1,580,304	1,585,186
Series 2420 Class BE, 6.5% 12/15/30	1,821,502	1,824,289
Series 2443 Class TD, 6.5% 10/15/30	2,363,199	2,372,240
Series 2461 Class PG, 6.5% 1/15/31	2,451,060	2,473,045
Series 2483 Class DC, 5.5% 7/15/14	717,176	716,118
Series 2556 Class PM, 5.5% 2/15/16	513,939	513,276
Series 2776 Class UJ, 4.5% 5/15/20 (f)	6,885,551	335,496
Series 2828 Class JA, 4.5% 1/15/10	11,423,301	11,449,968
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	489,982	489,658
Series 2480 Class QW, 5.75% 2/15/30	497,945	497,164
Series 2395 Class FA, 4.1713% 6/15/29 (e)	1,138,601	1,145,889
Series 3013 Class AF, 3.73% 5/15/35 (e)	81,010,787	80,960,157
Series 3033 Class TF, 0% 5/15/30 (c)(e)	854,545	828,909
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 3.9225% 5/16/23 (e)	2,931,960	2,945,131
Series 2001-50 Class FV, 3.7725% 9/16/27 (e)	8,927,938	8,926,327
Series 2002-24 Class FX, 4.1225% 4/16/32 (e)	2,538,457	2,559,955

Quarterly Report

82

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities
floater: – continued
Series 2002-31 Class FW, 3.9725% 6/16/31 (e)	$ 3,480,207	$ 3,498,998
Series 2002-5 Class KF, 3.9725% 8/16/26 (e)	550,596	550,803

TOTAL U.S. GOVERNMENT AGENCY		419,288,949

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,300,065,096)	1,298,802,020

Commercial Mortgage Securities 5.8%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class A3, 3.8913%
11/15/15 (b)(e)	5,038,226	5,042,036
Series 2005-BOCA:
Class H, 4.5213% 12/15/16 (b)(e)	2,065,000	2,062,094
Class J, 4.6713% 12/15/16 (b)(e)	1,020,000	1,018,566
Class K, 4.9213% 12/15/16 (b)(e)	6,659,000	6,651,329
Series 2005-BBA6:
Class B, 3.8794% 1/15/19 (b)(e)	2,800,000	2,799,999
Class C, 3.9194% 1/15/19 (b)(e)	2,857,948	2,857,948
Class D, 3.9694% 1/15/19 (b)(e)	2,800,000	2,799,999
Class E, 4.0094% 1/15/19 (b)(e)	1,750,000	1,749,999
Class F, 4.0594% 1/15/19 (b)(e)	1,170,000	1,169,999
Class G, 4.0894% 1/15/19 (b)(e)	915,000	915,000
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (b)(e)	6,523,941	6,601,445
Series 2003-2:
Class A, 4.2213% 12/25/33 (b)(e)	13,352,220	13,515,432
Class M1, 4.4913% 12/25/33 (b)(e)	2,172,859	2,208,696
Series 2004-1:
Class A, 4.0013% 4/25/34 (b)(e)	6,326,971	6,338,092
Class B, 5.5413% 4/25/34 (b)(e)	657,348	664,871
Class M1, 4.2013% 4/25/34 (b)(e)	575,179	577,696
Class M2, 4.8413% 4/25/34 (b)(e)	493,011	498,788
Series 2004-2:
Class A, 4.0713% 8/25/34 (b)(e)	6,192,123	6,222,600
Class M1, 4.2213% 8/25/34 (b)(e)	1,996,608	2,004,407
Series 2004-3:
Class A1, 4.0113% 1/25/35 (b)(e)	6,547,916	6,570,836

83		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class A2, 4.0613% 1/25/35 (b)(e)	$910,065	$913,271
Class M1, 4.1413% 1/25/35 (b)(e)	1,091,319	1,092,795
Class M2, 4.6413% 1/25/35 (b)(e)	711,730	715,963
Series 2005-2A:
Class M1, 4.1113% 8/25/35 (b)(e)	1,293,460	1,293,460
Class M2, 4.1313% 8/25/35 (b)(e)	2,129,234	2,129,234
Class M3, 4.1913% 8/25/35 (b)(e)	1,179,038	1,179,038
Class M4, 4.3413% 8/25/35 (b)(e)	1,084,516	1,084,516
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.1713% 4/14/15 (b)(e)	1,344,296	1,348,971
Class KFCM, 5.4213% 4/14/15 (b)(e)	1,436,661	1,441,923
Class LFCM, 5.8213% 4/14/15 (b)(e)	1,601,905	1,602,411
Class MFCM, 6.1213% 4/14/15 (b)(e)	2,218,251	2,219,030
Series 2004-BBA3 Class E, 4.2713% 6/15/17 (b)(e) .	10,415,000	10,416,162
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.02% 12/12/13 (b)(e)	896,672	897,505
Class C, 4.37% 12/12/13 (b)(e)	1,793,345	1,800,844
COMM floater:
Series 2001-FL5A Class E, 5.0713% 11/15/13 (b)(e)	3,021,068	3,020,002
Series 2002-FL6:
Class F, 5.0213% 6/14/14 (b)(e)	11,163,000	11,185,818
Class G, 5.4713% 6/14/14 (b)(e)	5,000,000	4,999,815
Series 2003-FL9 Class B, 4.0713% 11/15/15 (b)(e)	10,354,700	10,381,058
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.8713% 9/15/14 (b)(e)	3,570,000	3,573,243
Class G, 4.5513% 9/15/14 (b)(e)	1,345,000	1,345,524
Class H, 4.6513% 9/15/14 (b)(e)	1,430,000	1,430,556
Class J, 5.1713% 9/15/14 (b)(e)	490,000	491,447
Class K, 5.5713% 9/15/14 (b)(e)	770,000	771,479
Class L, 5.7713% 9/15/14 (b)(e)	625,000	624,730
Series 2004-HTL1:
Class B, 4.0213% 7/15/16 (b)(e)	495,379	495,708
Class D, 4.1213% 7/15/16 (b)(e)	1,125,628	1,125,793
Class E, 4.3213% 7/15/16 (b)(e)	805,726	806,016
Class F, 4.3713% 7/15/16 (b)(e)	852,671	853,173
Class H, 4.8713% 7/15/16 (b)(e)	2,472,312	2,473,111
Class J, 5.0213% 7/15/16 (b)(e)	950,314	950,620
Class K, 5.9213% 7/15/16 (b)(e)	1,069,720	1,069,318

Quarterly Report 84

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Commercial Mortgage Pass-Through Certificates floater
Series 2005-F10A:
Class B, 3.8013% 4/15/17 (b)(e)		$7,080,000	$7,074,277
Class C, 3.8413% 4/15/17 (b)(e)		3,006,000	3,000,139
Class D, 3.8813% 4/15/17 (b)(e)		2,440,000	2,437,555
Class E, 3.9413% 4/15/17 (b)(e)		1,821,000	1,819,176
Class F, 3.9813% 4/15/17 (b)(e)		1,035,000	1,034,698
Class G, 4.1213% 4/15/17 (b)(e)		1,035,000	1,034,943
Class H, 4.1913% 4/15/17 (b)(e)		1,035,000	1,034,332
Class I, 4.4213% 4/15/17 (b)(e)		335,000	334,587
Class MOA3, 3.8713% 3/15/20 (b)(e)		4,590,000	4,589,755
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 4.1481%
11/18/12 (b)(e)		3,675,000	3,674,934
Series 2003-TF2A Class A2, 3.8913%
11/15/14 (b)(e)		9,500,000	9,500,149
Series 2004-FL1 Class B, 4.0213% 5/15/14 (b)(e)	.	11,230,000	11,235,077
Series 2004-HC1:
Class A2, 4.0713% 12/15/21 (b)(e)		1,475,000	1,474,997
Class B, 4.3213% 12/15/21 (b)(e)		3,835,000	3,834,992
Series 2004-TF2A Class E, 3.9913%
11/15/19 (b)(e)		4,450,000	4,456,604
Series 2004-TFL1:
Class A2, 3.7613% 2/15/14 (b)(e)		7,005,000	7,006,141
Class E, 4.1213% 2/15/14 (b)(e)		2,800,000	2,803,382
Class F, 4.1713% 2/15/14 (b)(e)		2,325,000	2,328,560
Class G, 4.4213% 2/15/14 (b)(e)		1,875,000	1,879,862
Class H, 4.6713% 2/15/14 (b)(e)		1,400,000	1,403,528
Class J, 4.9713% 2/15/14 (b)(e)		750,000	753,503
Series 2005-TF2A Class F, 4.0713%
11/15/19 (b)(e)		1,540,000	1,542,282
Series 2005-TFLA:
Class C, 3.8113% 2/15/20 (b)(e)		5,650,000	5,649,989
Class E, 3.9013% 2/15/20 (b)(e)		3,955,000	3,954,992
Class F, 3.9513% 2/15/20 (b)(e)		1,745,000	1,744,997
Class G, 4.0913% 2/15/20 (b)(e)		505,000	504,998
Class H, 4.3213% 2/15/20 (b)(e)		715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		344,007	345,612
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.4206% 2/11/11 (b)(e)	.	52,466	52,411
85 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 3.7188% 11/6/19 (b)(e)	$10,137,774	$10,138,781
ISTAR Asset Receivables Trust floater Series 2002-1A
Class A2, 4.0206% 5/28/20 (b)(e)	2,675,967	2,676,545
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.0475% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 4.3213% 6/15/19 (b)(e)	3,325,000	3,325,000
Class WJ, 4.5213% 6/15/19 (b)(e)	2,045,000	2,045,000
Class WK, 4.9213% 6/15/19 (b)(e)	3,065,000	3,065,000
Series 2005-FL1A Class WX1, 1.2068%
6/15/19 (b)(e)(f)	240,000,000	2,320,800
Lehman Brothers Floating Rate Commercial Mortgage
Trust:
floater:
Series 2003-C4A:
Class F, 5.8206% 7/11/15 (b)(e)	813,387	813,886
Class H, 6.5706% 7/11/15 (b)(e)	8,267,264	8,274,757
Series 2003 LLFA:
Class A2, 3.9613% 12/16/14 (b)(e)	11,700,000	11,705,997
Class B, 4.1713% 12/16/14 (b)(e)	4,615,000	4,624,729
Class C, 4.2713% 12/16/14 (b)(e)	4,982,000	4,995,169
Series 2005-LLFA Class FAIR, 5.2213%
7/15/18 (b)(e)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.781% 8/15/19 (b)(e)	6,705,000	6,704,476
Class C, 3.811% 8/15/19 (b)(e)	525,000	524,938
Class D, 3.831% 8/15/19 (b)(e)	1,915,000	1,914,850
Class E, 3.851% 8/15/19 (b)(e)	1,745,000	1,744,864
Class F, 3.891% 8/15/19 (b)(e)	1,220,000	1,219,857
Class G, 3.941% 8/15/19 (b)(e)	870,000	869,898
Class H, 3.961% 8/15/19 (b)(e)	695,000	694,919
Class J, 4.031% 8/15/19 (b)(e)	525,000	524,938
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 5.7% 8/5/14 (b)(e)	7,603,103	7,602,955
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.3713% 2/15/13 (b)(e)	4,711,321	4,701,085
Class D, 4.3713% 2/15/13 (b)(e)	4,000,000	3,987,825
Series 2003-CDCA:
Class HEXB, 5.4713% 2/15/15 (b)(e)	770,000	772,258

Quarterly Report 86

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.: -
continued
floater:
Series 2003-CDCA:
Class JEXB, 5.6713% 2/15/15 (b)(e)	$1,300,000	$ 1,303,811
Class KEXB, 6.0713% 2/15/15 (b)(e)	960,000	961,248
Series 2000-NL1 Class E, 6.8326% 10/15/30 (b)(e) .	3,629,073	3,640,859
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 3.9113% 5/15/09 (b)(e)	18,000,000	18,006,104
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.12% 3/24/18 (b)(e)	7,107,172	7,107,172
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.7513% 3/15/14 (b)(e)	3,510,000	3,511,049
Class E, 4.0713% 3/15/14 (b)(e)	2,190,000	2,192,223
Class F, 4.1213% 3/15/14 (b)(e)	1,755,000	1,756,715
Class G, 4.1681% 3/15/14 (b)(e)	875,000	876,102
Series 2005-WL5A:
Class KHP1, 3.9213% 1/15/18 (b)(e)	1,745,000	1,744,415
Class KHP2, 4.1213% 1/15/18 (b)(e)	1,745,000	1,747,591
Class KHP3, 4.4213% 1/15/18 (b)(e)	2,060,000	2,061,794
Class KHP4, 4.5213% 1/15/18 (b)(e)	1,600,000	1,602,031
Class KHP5, 4.7213% 1/15/18 (b)(e)	1,855,000	1,845,533
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $378,530,014)		379,339,349

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	30,000,000
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	30,030,486
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,030,486

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,332,608)	26,500,000	26,328,102

87 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 24.7%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.6%, dated 8/31/05 due 9/1/05) (h)		$1,322,572,341	$1,322,440,000
With Goldman Sachs & Co. at 3.66%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 1.86%– 8.5%,
8/10/14 - 8/25/45) (e)(g)		292,653,500	289,998,115
TOTAL CASH EQUIVALENTS
(Cost $1,612,440,000)		1,612,438,115

TOTAL INVESTMENT PORTFOLIO 91.3%
(Cost $5,949,967,761)		5,956,860,513

NET OTHER ASSETS – 8.7%			567,044,132
NET ASSETS 100%		$ 6,523,904,645

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,255,400	$1,043
49 Eurodollar 90 Day Index Contracts	March 2006	48,495,912	(3,202)
32 Eurodollar 90 Day Index Contracts	June 2006	31,668,800	(6,953)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,718,862	(3,896)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,727,000	(5,079)
24 Eurodollar 90 Day Index Contracts	March 2007	23,747,700	(5,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,820,650	(6,993)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,830,800	(6,889)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,840,438	(6,597)
15 Eurodollar 90 Day Index Contracts	March 2008	14,840,250	(7,360)
8 Eurodollar 90 Day Index Contracts	June 2008	7,914,500	818
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,924,838	935

TOTAL EURODOLLAR CONTRACTS			$(49,844)

Quarterly Report

88

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%.	June 2007	$14,000,000	$ (143,108)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(47,876)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	103,807

TOTAL CREDIT DEFAULT SWAP		37,540,000	(87,177)

89 Quarterly Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	$48,200,000	$13,295
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	12,025
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	13,192

Quarterly Report	90

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$1,993
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	10,329

TOTAL TOTAL RETURN SWAP		$ 178,400,000	$50,834

		$ 215,940,000	$(36,343)

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $631,963,659 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,390.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) The maturity amount is based on the rate at period end.

91 Quarterly Report

Investments (Unaudited) continued

(h) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty

$1,322,440,000 due
9/1/05 at 3.6%

Banc of America
Securities LLC.	$254,198,810
Bank of America,
National Association	132,051,331

Barclays Capital Inc.	528,205,322
Countrywide Securities
Corporation	132,051,331
Morgan Stanley & Co.
Incorporated.	231,696,010
UBS Securities LLC	44,237,196
$ 1,322,440,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,949,607,071. Net unrealized appreciation aggregated $7,253,442, of which $11,183,359 related to appreciated investment securities and $3,929,917 related to depreciated investment securities.

Quarterly Report

92

Quarterly Holdings Report for Fidelity® Advisor Balanced Fund Class A Class T Class B Class C Institutional Class August 31, 2005

1.805755.101 AIG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 69.0%

		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – 6.8%
Auto Components 0.4%
American Axle & Manufacturing Holdings, Inc.		89,500	$2,323
Delphi Corp.		111,200	617
Exide Technologies warrants 3/18/06 (a)		682	0
Lear Corp.		14,800	558
TRW Automotive Holdings Corp. (a)		62,900	1,846
			5,344
Automobiles – 0.0%
Fleetwood Enterprises, Inc. (a)		8,700	88
Diversified Consumer Services – 0.2%
Career Education Corp. (a)		39,200	1,537
Carriage Services, Inc. Class A (a)		56,600	354
Education Management Corp. (a)		10,100	342
Service Corp. International (SCI)		63,900	543
			2,776
Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp.		1,300	60
Brinker International, Inc. (a)		34,900	1,297
Carnival Corp. unit		19,500	962
Kerzner International Ltd. (a)		36,100	2,060
McDonald’s Corp.		131,000	4,251
Outback Steakhouse, Inc.		17,200	716
Royal Caribbean Cruises Ltd.		54,000	2,307
Six Flags, Inc. (a)		50,000	358
WMS Industries, Inc. (a)		32,900	953
			12,964
Household Durables – 1.3%
Champion Enterprises, Inc. (a)		4,300	57
D.R. Horton, Inc.		68,700	2,536
KB Home		51,300	3,804
LG Electronics, Inc.		24,140	1,448
Pulte Homes, Inc.		2,200	190
Ryland Group, Inc.		32,600	2,359
Sharp Corp.		70,000	1,063
Standard Pacific Corp.		38,200	1,678
Techtronic Industries Co. Ltd.		755,500	1,905
Tempur-Pedic International, Inc. (a)		22,400	360
Toll Brothers, Inc. (a)		83,800	4,027
			19,427

Quarterly Report	94

Common Stocks continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.1%
eBay, Inc. (a)		26,600	$1,077
Leisure Equipment & Products – 0.1%
Brunswick Corp.		39,800	1,751
Media – 2.6%
ADVO, Inc.		24,200	792
Citadel Broadcasting Corp. (a)		132,651	1,791
Clear Channel Communications, Inc.		19,600	653
Discovery Holding Co. Class A (a)		21,200	321
E.W. Scripps Co. Class A		31,640	1,582
EchoStar Communications Corp. Class A		88,819	2,658
Lagardere S.C.A. (Reg.)		23,600	1,689
Lamar Advertising Co. Class A (a)		92,900	3,736
Liberty Global, Inc. Class A (a)		53,000	2,690
Liberty Media Corp. Class A (a)		240,000	1,994
McGraw Hill Companies, Inc.		26,800	1,292
News Corp. Class A		187,400	3,038
NTL, Inc. (a)		74,200	4,740
Omnicom Group, Inc.		16,550	1,331
Radio One, Inc. Class D (non-vtg.) (a)		49,100	686
Salem Communications Corp. Class A (a)		5,000	93
SES Global unit		53,673	915
The DIRECTV Group, Inc. (a)		84,900	1,351
TVN SA		156,880	2,425
Vivendi Universal SA sponsored ADR		33,300	1,051
Walt Disney Co.		128,900	3,247
			38,075
Multiline Retail – 0.3%
Family Dollar Stores, Inc.		15,000	298
Federated Department Stores, Inc.		20,500	1,414
Fred’s, Inc. Class A		79,100	1,108
JCPenney Co., Inc.		29,300	1,425
Target Corp.		2,300	124
			4,369
Specialty Retail – 0.9%
Aeropostale, Inc. (a)		40,400	1,032
Best Buy Co., Inc.		15,750	751
Big 5 Sporting Goods Corp.		42,900	1,118
Edgars Consolidated Stores Ltd.		45,600	228
Finish Line, Inc. Class A		4,400	63

	95		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Foot Locker, Inc.	77,300	$1,688
Home Depot, Inc.	68,900	2,778
Linens ’N Things, Inc. (a)	25,100	592
OfficeMax, Inc.	6,500	192
Pacific Sunwear of California, Inc. (a)	68,200	1,629
Ross Stores, Inc.	32,200	801
Sports Authority, Inc. (a)	10,000	323
Staples, Inc.	28,300	621
The Pep Boys – Manny, Moe & Jack	83,000	1,084
		12,900

TOTAL CONSUMER DISCRETIONARY		98,771

CONSUMER STAPLES 3.9%
Beverages – 0.3%
Coca-Cola Enterprises, Inc.	44,100	986
Diageo PLC sponsored ADR	3,700	214
The Coca-Cola Co.	71,600	3,150
		4,350
Food & Staples Retailing – 0.8%
CVS Corp.	110,400	3,242
Jean Coutu Group, Inc. Class A (sub. vtg.)	77,800	1,376
Rite Aid Corp. (a)	70,800	289
Wal-Mart de Mexico SA de CV Series V	50,100	218
Wal-Mart Stores, Inc.	139,700	6,281
Walgreen Co.	7,500	347
		11,753
Food Products 0.9%
Bunge Ltd.	28,300	1,662
Corn Products International, Inc.	92,000	2,072
Dean Foods Co. (a)	15,100	558
General Mills, Inc.	33,400	1,540
Global Bio-Chem Technology Group Co. Ltd.	672,000	313
Groupe Danone	8,500	893
Kellogg Co.	24,700	1,120
McCormick & Co., Inc. (non-vtg.)	23,400	793
Nestle SA (Reg.)	3,875	1,088

Quarterly Report

96

Common Stocks continued
		Shares	Value
			(000s)

CONSUMER STAPLES – continued
Food Products – continued
The J.M. Smucker Co.		37,000	$1,766
TreeHouse Foods, Inc. (a)		14,580	439
			12,244
Household Products – 0.3%
Colgate-Palmolive Co.		70,000	3,675
Spectrum Brands, Inc. (a)		28,100	791
			4,466
Personal Products 0.4%
Alberto-Culver Co.		20,900	898
Avon Products, Inc.		34,000	1,116
Gillette Co.		81,100	4,369
			6,383
Tobacco 1.2%
Altria Group, Inc.		234,020	16,545

TOTAL CONSUMER STAPLES			55,741

ENERGY 8.9%
Energy Equipment & Services – 5.9%
BJ Services Co.		279,100	17,606
Grey Wolf, Inc. (a)		264,100	2,068
Halliburton Co.		659,500	40,865
Maverick Tube Corp. (a)		5,400	172
Nabors Industries Ltd. (a)		27,100	1,816
Pride International, Inc. (a)		621,700	15,729
Weatherford International Ltd. (a)		109,800	7,435
			85,691
Oil, Gas & Consumable Fuels – 3.0%
Bill Barrett Corp.		7,800	263
Cabot Oil & Gas Corp.		29,500	1,274
Canadian Natural Resources Ltd.		15,700	773
Chesapeake Energy Corp.		97,100	3,069
CNX Gas Corp. (a)(d)		11,700	187
El Paso Corp.		61,800	717
EnCana Corp.		73,500	3,604
Goodrich Petroleum Corp. (a)		3,000	65
Holly Corp.		64,300	3,623
Massey Energy Co.		20,500	1,041
McMoRan Exploration Co. (a)		35,600	640

	97		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
OMI Corp.	28,300	$541
Penn Virginia Corp.	28,900	1,621
Petroleum Development Corp. (a)	18,300	695
Plains Exploration & Production Co. (a)	33,800	1,252
Quicksilver Resources, Inc. (a)	79,400	3,446
Range Resources Corp.	62,100	2,163
Ultra Petroleum Corp. (a)	22,900	1,013
Valero Energy Corp.	155,000	16,508
		42,495

TOTAL ENERGY		128,186

FINANCIALS – 11.2%
Capital Markets 1.3%
Affiliated Managers Group, Inc. (a)	900	65
E*TRADE Financial Corp. (a)	124,400	1,990
Goldman Sachs Group, Inc.	25,100	2,791
Investors Financial Services Corp.	6,600	232
Janus Capital Group, Inc.	19,600	277
Lehman Brothers Holdings, Inc.	40,500	4,279
Merrill Lynch & Co., Inc.	101,900	5,825
Morgan Stanley	8,700	443
Nuveen Investments, Inc. Class A	36,300	1,365
State Street Corp.	25,900	1,252
		18,519
Commercial Banks – 2.5%
Bank of America Corp.	400,100	17,216
Cathay General Bancorp	7,100	239
HDFC Bank Ltd. sponsored ADR	10,200	488
PrivateBancorp, Inc.	1,900	65
SVB Financial Group (a)	38,400	1,806
UCBH Holdings, Inc.	165,700	3,160
UnionBanCal Corp.	17,200	1,166
Wachovia Corp.	170,000	8,435
Wells Fargo & Co.	33,400	1,991
Wilshire Bancorp, Inc.	75,300	1,101
Wintrust Financial Corp.	26,500	1,366
		37,033

Quarterly Report

98

Common Stocks continued
		Shares	Value
			(000s)

FINANCIALS – continued
Consumer Finance – 0.3%
American Express Co.		42,700	$2,359
Capital One Financial Corp.		22,300	1,834
MBNA Corp.		22,000	554
			4,747
Diversified Financial Services – 1.8%
Citigroup, Inc.		379,400	16,606
JPMorgan Chase & Co.		273,000	9,252
			25,858
Insurance – 2.6%
AFLAC, Inc.		52,300	2,260
AMBAC Financial Group, Inc.		28,800	1,975
American International Group, Inc.		281,125	16,643
Assurant, Inc.		31,000	1,157
Genworth Financial, Inc. Class A (non-vtg.)		135	4
Hartford Financial Services Group, Inc.		42,800	3,127
Hilb Rogal & Hobbs Co.		24,200	852
MBIA, Inc.		45,400	2,632
MetLife, Inc.		7,400	362
Platinum Underwriters Holdings Ltd.		22,300	724
Scottish Re Group Ltd.		96,300	2,317
Specialty Underwriters’ Alliance, Inc.		54,600	450
The St. Paul Travelers Companies, Inc.		61,998	2,667
Universal American Financial Corp. (a)		32,200	739
USI Holdings Corp. (a)		80,600	987
XL Capital Ltd. Class A		6,800	473
			37,369
Real Estate 0.7%
Alexandria Real Estate Equities, Inc.		4,000	328
BRE Properties, Inc. Class A		900	37
CBL & Associates Properties, Inc.		15,400	653
Corporate Office Properties Trust (SBI)		8,400	293
Digital Realty Trust, Inc.		10,100	192
Equity Office Properties Trust		26,800	892
Equity Residential (SBI)		47,800	1,805
General Growth Properties, Inc.		32,600	1,470
Highwoods Properties, Inc. (SBI)		8,900	275
Pennsylvania Real Estate Investment Trust (SBI)		8,400	362
Reckson Associates Realty Corp.		25,900	859
Trizec Properties, Inc.		49,000	1,097

	99		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value
			(000s)

FINANCIALS – continued
Real Estate continued
United Dominion Realty Trust, Inc. (SBI)		37,200	$881
Vornado Realty Trust		15,000	1,290
			10,434
Thrifts & Mortgage Finance – 2.0%
Countrywide Financial Corp.		59,800	2,021
Doral Financial Corp.		40,900	587
Fannie Mae		65,300	3,333
Fidelity Bankshares, Inc.		33,200	1,000
First Niagara Financial Group, Inc.		17,000	241
Freddie Mac		123,200	7,439
Golden West Financial Corp., Delaware		14,000	854
Hudson City Bancorp, Inc.		107,400	1,343
KNBT Bancorp, Inc.		21,400	358
MGIC Investment Corp.		10,400	649
NetBank, Inc.		117,472	1,017
New York Community Bancorp, Inc.		67,600	1,188
NewAlliance Bancshares, Inc.		80,500	1,171
R&G Financial Corp. Class B		254,700	3,854
Sovereign Bancorp, Inc.		129,000	3,008
W Holding Co., Inc.		64,700	639
			28,702

TOTAL FINANCIALS			162,662

HEALTH CARE – 7.9%
Biotechnology – 0.7%
Alkermes, Inc. (a)		80,800	1,517
Angiotech Pharmaceuticals, Inc. (a)		44,800	604
Biogen Idec, Inc. (a)		28,300	1,193
Cephalon, Inc. (a)		28,900	1,171
Charles River Laboratories International, Inc. (a)		5,400	274
Genentech, Inc. (a)		18,700	1,757
MedImmune, Inc. (a)		16,800	503
ONYX Pharmaceuticals, Inc. (a)		16,600	331
OSI Pharmaceuticals, Inc. (a)		55,700	1,827
Serologicals Corp. (a)		13,700	326
			9,503
Health Care Equipment & Supplies – 2.0%
Alcon, Inc.		10,700	1,263

Quarterly Report	100

Common Stocks continued
	Shares	Value
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Baxter International, Inc.	88,400	$3,565
Beckman Coulter, Inc.	25,800	1,439
Becton, Dickinson & Co.	17,500	921
C.R. Bard, Inc.	36,500	2,348
CONMED Corp. (a)	29,000	849
Cytyc Corp. (a)	21,400	534
Dade Behring Holdings, Inc.	140,200	5,130
Fisher & Paykel Healthcare Corp.	87,796	215
Fisher Scientific International, Inc. (a)	23,700	1,528
Guidant Corp.	19,800	1,399
Medtronic, Inc.	22,000	1,254
St. Jude Medical, Inc. (a)	9,100	418
Synthes, Inc.	15,643	1,884
Thermo Electron Corp. (a)	76,700	2,140
Varian, Inc. (a)	42,400	1,509
Waters Corp. (a)	67,300	3,060
		29,456
Health Care Providers & Services – 3.1%
Aetna, Inc.	24,000	1,912
AmerisourceBergen Corp.	12,300	918
Cardinal Health, Inc.	90,900	5,419
Caremark Rx, Inc. (a)	30,900	1,444
Cerner Corp. (a)	12,200	961
DaVita, Inc. (a)	17,400	799
Health Net, Inc. (a)	67,300	3,103
Humana, Inc. (a)	45,100	2,172
McKesson Corp.	85,800	4,004
Medco Health Solutions, Inc. (a)	26,800	1,320
Omnicare, Inc.	9,500	499
PacifiCare Health Systems, Inc. (a)	60,300	4,545
Pediatrix Medical Group, Inc. (a)	9,300	689
Quest Diagnostics, Inc.	11,800	590
Sierra Health Services, Inc. (a)	9,800	660
Sunrise Senior Living, Inc. (a)	17,500	1,039
UnitedHealth Group, Inc.	202,930	10,451
WebMD Corp. (a)	127,100	1,393
WellPoint, Inc. (a)	42,400	3,148
		45,066

101 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
		(000s)

HEALTH CARE – continued
Pharmaceuticals – 2.1%
Abbott Laboratories	26,800	$1,209
Atherogenics, Inc. (a)	28,200	501
Barr Pharmaceuticals, Inc. (a)	36,600	1,669
Cipla Ltd.	50,583	393
Connetics Corp. (a)	133,900	2,552
Johnson & Johnson	109,300	6,929
Novartis AG sponsored ADR	43,600	2,126
Pfizer, Inc.	112,750	2,872
Schering-Plough Corp.	172,600	3,695
Teva Pharmaceutical Industries Ltd. sponsored ADR	93,200	3,023
Wyeth	103,100	4,721
		29,690

TOTAL HEALTH CARE		113,715

INDUSTRIALS – 9.2%
Aerospace & Defense – 1.6%
BE Aerospace, Inc. (a)	22,670	360
EADS NV	67,100	2,265
Goodrich Corp.	33,700	1,544
Hexcel Corp. (a)	70,800	1,377
Honeywell International, Inc.	103,100	3,947
Lockheed Martin Corp.	33,900	2,110
Meggitt PLC	148,300	826
Northrop Grumman Corp.	20,900	1,172
Precision Castparts Corp.	36,100	3,490
Raytheon Co.	19,800	777
Rockwell Collins, Inc.	29,000	1,396
United Technologies Corp.	62,100	3,105
		22,369
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	63,300	1,588
FedEx Corp.	11,300	920
UTI Worldwide, Inc.	12,000	906
		3,414
Airlines – 0.5%
ACE Aviation Holdings, Inc. Class A (a)	48,100	1,472

Quarterly Report

102

Common Stocks continued
		Shares	Value
			(000s)

INDUSTRIALS – continued
Airlines – continued
AirTran Holdings, Inc. (a)		349,500	$3,610
Frontier Airlines, Inc. (a)		119,061	1,292
			6,374
Building Products 0.1%
American Standard Companies, Inc.		19,500	889
Masco Corp.		24,400	749
			1,638
Commercial Services & Supplies – 0.3%
Cendant Corp.		117,400	2,388
Cintas Corp.		12,500	516
Corrections Corp. of America (a)		17,600	697
Herman Miller, Inc.		19,800	592
Kforce, Inc. (a)		7,000	71
			4,264
Construction & Engineering – 1.7%
Dycom Industries, Inc. (a)		130,200	2,307
Fluor Corp.		123,300	7,634
Foster Wheeler Ltd. (a)		85,200	2,292
Granite Construction, Inc.		79,600	2,967
Infrasource Services, Inc. (a)		8,300	125
Jacobs Engineering Group, Inc. (a)		26,400	1,647
MasTec, Inc. (a)		124,900	1,443
McDermott International, Inc. (a)		5,600	193
Perini Corp. (a)		43,600	845
Shaw Group, Inc. (a)		106,900	2,256
SNC-Lavalin Group, Inc.		3,500	201
URS Corp. (a)		72,800	2,743
Washington Group International, Inc. (a)		6,200	328
			24,981
Electrical Equipment – 0.3%
A.O. Smith Corp.		37,600	1,058
ABB Ltd. sponsored ADR (a)		159,800	1,165
Acuity Brands, Inc.		18,300	540
American Power Conversion Corp.		45,500	1,191
Cooper Industries Ltd. Class A		8,200	545
			4,499
Industrial Conglomerates – 2.5%
3M Co.		13,100	932

	103		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value
			(000s)

INDUSTRIALS – continued
Industrial Conglomerates – continued
General Electric Co.		773,600	$26,001
Smiths Group PLC		101,235	1,656
Tyco International Ltd.		239,500	6,665
			35,254
Machinery – 1.0%
AGCO Corp. (a)		22,100	454
Albany International Corp. Class A		21,200	764
Atlas Copco AB (B Shares)		66,300	1,018
Briggs & Stratton Corp.		29,000	1,070
Danaher Corp.		20,100	1,077
Deere & Co.		28,400	1,857
Manitowoc Co., Inc.		13,900	648
SPX Corp.		47,400	2,159
Timken Co.		108,700	3,193
Wabash National Corp		36,800	766
Watts Water Technologies, Inc. Class A		50,500	1,710
			14,716
Marine – 0.1%
Alexander & Baldwin, Inc.		27,500	1,441
Seaspan Corp.		22,300	468
			1,909
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.		42,100	2,232
Laidlaw International, Inc.		132,000	3,267
Norfolk Southern Corp.		88,200	3,141
U.S. Xpress Enterprises, Inc. Class A (a)		4,400	58
			8,698
Trading Companies & Distributors – 0.3%
Ashtead Group PLC (a)		4,500	10
UAP Holding Corp.		54,300	932
WESCO International, Inc. (a)		96,400	3,345
			4,287

TOTAL INDUSTRIALS			132,403

INFORMATION TECHNOLOGY – 11.2%
Communications Equipment – 0.9%
Andrew Corp. (a)		51,800	597

Quarterly Report	104

Common Stocks continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Avaya, Inc. (a)	265,100	$2,704
Avocent Corp. (a)	35,800	1,193
Cisco Systems, Inc. (a)	61,700	1,087
Harris Corp.	41,900	1,618
Juniper Networks, Inc. (a)	34,600	787
Motorola, Inc.	145,900	3,192
Nokia Corp. sponsored ADR	34,900	550
QUALCOMM, Inc.	39,400	1,565
		13,293
Computers & Peripherals – 1.3%
Hewlett-Packard Co.	185,400	5,147
Lexmark International, Inc. Class A (a)	18,100	1,140
Maxtor Corp. (a)	628,500	3,055
McDATA Corp. Class A (a)	242,300	1,304
NCR Corp. (a)	25,500	873
Network Appliance, Inc. (a)	2,200	52
SanDisk Corp. (a)	23,200	901
Seagate Technology	212,000	3,517
Western Digital Corp. (a)	165,300	2,289
		18,278
Electronic Equipment & Instruments – 2.3%
Agilent Technologies, Inc. (a)	126,100	4,055
Avnet, Inc. (a)	64,900	1,626
Bell Microproducts, Inc. (a)	105,000	1,064
Celestica, Inc. (sub. vtg.) (a)	279,700	3,351
Flextronics International Ltd. (a)	324,000	4,231
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR	208,440	1,807
Ingram Micro, Inc. Class A (a)	146,000	2,556
KEMET Corp. (a)	46,700	379
Mettler-Toledo International, Inc. (a)	24,800	1,250
Molex, Inc.	38,800	1,038
Sanmina-SCI Corp. (a)	304,800	1,545
Solectron Corp. (a)	1,239,700	5,083
Symbol Technologies, Inc.	289,200	2,655
Tech Data Corp. (a)	25,900	948
Tektronix, Inc.	53,700	1,357
Vishay Intertechnology, Inc. (a)	68,500	884
		33,829

105 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 0.4%
Google, Inc. Class A (sub. vtg.)	13,900	$3,975
Yahoo!, Inc. (a)	74,800	2,494
		6,469
IT Services – 0.2%
Ceridian Corp. (a)	103,200	2,095
First Data Corp.	4,000	166
Wright Express Corp.	24,700	543
		2,804
Office Electronics – 0.2%
Xerox Corp. (a)	236,200	3,167
Semiconductors & Semiconductor Equipment – 4.3%
Advanced Energy Industries, Inc. (a)	44,200	527
Agere Systems, Inc. (a)	417,600	4,727
Amkor Technology, Inc. (a)	237,400	1,211
Analog Devices, Inc.	14,900	543
ASML Holding NV (NY Shares) (a)	139,700	2,361
ATMI, Inc. (a)	189,200	5,833
Axcelis Technologies, Inc. (a)	319,500	1,885
Cascade Microtech, Inc.	36,500	493
Conexant Systems, Inc. (a)	74,300	128
Credence Systems Corp. (a)	315,900	2,802
Cymer, Inc. (a)	63,400	2,124
Cypress Semiconductor Corp. (a)	43,700	683
Fairchild Semiconductor International, Inc. (a)	219,000	3,690
FormFactor, Inc. (a)	51,000	1,386
Freescale Semiconductor, Inc.:
Class A (a)	238,280	5,690
Class B (a)	418,260	10,072
Integrated Device Technology, Inc. (a)	33,000	353
Intel Corp.	19,800	509
Intersil Corp. Class A	177,400	3,725
Linear Technology Corp.	16,100	611
LTX Corp. (a)	397,600	1,694
Maxim Integrated Products, Inc.	6,500	277
Microchip Technology, Inc.	25,900	806
National Semiconductor Corp.	218,200	5,440
ON Semiconductor Corp. (a)	118,800	683
Samsung Electronics Co. Ltd.	3,780	1,980

Quarterly Report

106

Common Stocks continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Silicon Laboratories, Inc. (a)	51,000	$1,583
Vitesse Semiconductor Corp. (a)	168,300	369
		62,185
Software 1.6%
Activision, Inc. (a)	41,400	925
BEA Systems, Inc. (a)	244,400	2,156
Cadence Design Systems, Inc. (a)	98,300	1,574
Citrix Systems, Inc. (a)	24,900	593
Cognos, Inc. (a)	44,600	1,603
FileNET Corp. (a)	27,500	731
Hyperion Solutions Corp. (a)	22,100	958
JDA Software Group, Inc. (a)	4,200	59
Macrovision Corp. (a)	109,700	2,029
Microsoft Corp.	336,900	9,231
Symantec Corp. (a)	57,892	1,215
Take-Two Interactive Software, Inc. (a)	44,200	1,052
TIBCO Software, Inc. (a)	48,700	372
Ulticom, Inc. (a)	15,300	163
		22,661

TOTAL INFORMATION TECHNOLOGY		162,686

MATERIALS 4.7%
Chemicals – 1.9%
Airgas, Inc.	47,400	1,333
Albemarle Corp.	35,900	1,304
Ashland, Inc.	45,800	2,784
Celanese Corp. Class A	77,800	1,434
CF Industries Holdings, Inc.	11,300	190
Chemtura Corp.	73,600	1,263
Cytec Industries, Inc.	14,800	704
Dow Chemical Co.	55,800	2,411
Georgia Gulf Corp.	25,700	717
Lyondell Chemical Co.	211,300	5,452
Monsanto Co.	47,000	3,000
Mosaic Co. (a)	52,300	845
NOVA Chemicals Corp.	82,300	2,630
Praxair, Inc.	29,200	1,410

107 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
		(000s)

MATERIALS – continued
Chemicals – continued
Rhodia SA (a)	651,100	$1,237
Spartech Corp.	16,300	312
		27,026
Construction Materials 0.5%
Florida Rock Industries, Inc.	8,100	458
Martin Marietta Materials, Inc.	23,100	1,671
Rinker Group Ltd.	139,500	1,513
Texas Industries, Inc.	33,000	1,974
Vulcan Materials Co.	16,100	1,157
		6,773
Containers & Packaging – 0.7%
Owens Illinois, Inc. (a)	204,900	5,286
Packaging Corp. of America	25,700	539
Pactiv Corp. (a)	180,300	3,500
Smurfit-Stone Container Corp. (a)	136,517	1,507
		10,832
Metals & Mining – 1.6%
Agnico-Eagle Mines Ltd.	99,400	1,290
Alcan, Inc.	96,900	3,190
Alcoa, Inc.	94,000	2,518
Chaparral Steel Co. (a)	26,700	596
Compass Minerals International, Inc.	37,400	920
Falconbridge Ltd.	95,944	2,234
Fording Canadian Coal Trust	46,800	1,929
Goldcorp, Inc.	164,700	2,969
Ivanhoe Mines Ltd. (a)	31,000	226
Meridian Gold, Inc. (a)	192,900	3,604
Nucor Corp.	1,800	102
Phelps Dodge Corp.	9,700	1,043
Stillwater Mining Co. (a)	123,700	993
Teck Cominco Ltd. Class B (sub. vtg.)	31,500	1,227
		22,841
Paper & Forest Products 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	70,800	821

TOTAL MATERIALS		68,293

Quarterly Report

108

Common Stocks continued
	Shares	Value
		(000s)

TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 1.2%
BellSouth Corp.	52,100	$1,370
Citizens Communications Co.	14,600	199
Covad Communications Group, Inc. (a)	1,693,100	2,049
SBC Communications, Inc.	300,384	7,233
Telewest Global, Inc. (a)	49,000	1,088
Verizon Communications, Inc.	165,100	5,400
		17,339
Wireless Telecommunication Services – 1.7%
American Tower Corp. Class A (a)	444,280	10,592
Crown Castle International Corp. (a)	118,400	2,932
MTN Group Ltd.	52,400	382
Nextel Partners, Inc. Class A (a)	115,500	3,031
NII Holdings, Inc. (a)	28,600	2,180
Partner Communications Co. Ltd. ADR (a)	4,300	35
Sprint Nextel Corp.	199,999	5,186
Wireless Facilities, Inc. (a)	61,200	343
		24,681

TOTAL TELECOMMUNICATION SERVICES		42,020

UTILITIES – 2.3%
Electric Utilities – 0.6%
Allegheny Energy, Inc. (a)	10,200	308
Edison International	8,700	392
Entergy Corp.	25,800	1,933
Exelon Corp.	76,800	4,139
ITC Holdings Corp.	11,800	322
Pinnacle West Capital Corp.	7,900	355
PPL Corp.	45,000	1,438
		8,887
Independent Power Producers & Energy Traders – 1.2%
AES Corp. (a)	503,800	7,930
NRG Energy, Inc. (a)	10,300	412
TXU Corp.	89,100	8,644
		16,986
Multi-Utilities – 0.5%
CMS Energy Corp. (a)	52,300	842
Dominion Resources, Inc.	33,000	2,524
NorthWestern Energy Corp.	5,800	181

109		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value
			(000s)

UTILITIES – continued
Multi-Utilities – continued
PG&E Corp.		57,100	$2,142
Public Service Enterprise Group, Inc.		19,700	1,272
			6,961

TOTAL UTILITIES			32,834

TOTAL COMMON STOCKS
(Cost $924,450)			997,311

Convertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%		8,700	389
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $255)			389

Corporate Bonds 7.5%
		Principal
		Amount (000s)
Convertible Bonds 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
Human Genome Sciences, Inc. 2.25% 8/15/12 (d)		$360	341
INFORMATION TECHNOLOGY – 0.0%
Computers & Peripherals – 0.0%
Maxtor Corp. 2.375% 8/15/12 (d)		270	259

TOTAL CONVERTIBLE BONDS			600
Nonconvertible Bonds – 7.5%

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.0%
Delco Remy International, Inc. 9.375% 4/15/12		405	265
Automobiles – 0.2%
Ford Motor Co.:
6.625% 10/1/28		215	160

Quarterly Report	110

Corporate Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Automobiles – continued
Ford Motor Co.: – continued
7.45% 7/16/31	$965	$772
General Motors Corp. 8.375% 7/15/33	1,950	1,638
		2,570
Diversified Consumer Services – 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	208
Hotels, Restaurants & Leisure 0.1%
Carrols Corp. 9% 1/15/13 (d)	390	408
Mandalay Resort Group 6.5% 7/31/09	380	384
MGM MIRAGE 5.875% 2/27/14	460	447
Six Flags, Inc.:
9.625% 6/1/14	50	50
9.75% 4/15/13	55	55
		1,344
Media – 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	609
Cablevision Systems Corp. 7.88% 4/1/09 (h)	450	464
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (d)	370	376
Cox Communications, Inc. 7.125% 10/1/12	510	570
CSC Holdings, Inc. 7.625% 4/1/11	518	519
Dex Media West LLC/Dex Media West Finance Co.
9.875% 8/15/13	215	243
Houghton Mifflin Co. 9.875% 2/1/13	675	732
Liberty Media Corp.:
5.7% 5/15/13	850	787
8.25% 2/1/30	800	808
News America Holdings, Inc. 7.75% 12/1/45	510	620
News America, Inc. 6.2% 12/15/34	990	1,026
PRIMEDIA, Inc. 7.625% 4/1/08	503	508
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,558
Time Warner, Inc. 6.625% 5/15/29	655	713
		9,533

111 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Specialty Retail – 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14		$430	$428
Sonic Automotive, Inc. 8.625% 8/15/13		475	489
			917
Textiles, Apparel & Luxury Goods – 0.0%
Levi Strauss & Co. 8.2544% 4/1/12 (h)		280	281

TOTAL CONSUMER DISCRETIONARY			15,118

CONSUMER STAPLES 0.1%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)		585	589
Tobacco 0.0%
Altria Group, Inc. 7% 11/4/13		290	324

TOTAL CONSUMER STAPLES			913

ENERGY 0.9%
Energy Equipment & Services – 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14		200	200
Petronas Capital Ltd. 7% 5/22/12 (d)		1,045	1,184
Seabulk International, Inc. 9.5% 8/15/13		430	483
			1,867
Oil, Gas & Consumable Fuels – 0.8%
Amerada Hess Corp. 6.65% 8/15/11		220	242
Chesapeake Energy Corp. 7.5% 6/15/14		220	237
Duke Capital LLC:
4.37% 3/1/09		100	99
6.75% 2/15/32		570	645
El Paso Corp. 7.875% 6/15/12		345	356
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)		730	803
EnCana Holdings Finance Corp. 5.8% 5/1/14		385	412
Enterprise Products Operating LP 5.75% 3/1/35		500	486
Kinder Morgan Energy Partners LP:
5.125% 11/15/14		220	222
5.8% 3/15/35		500	503
Nexen, Inc. 5.875% 3/10/35		875	888
Pemex Project Funding Master Trust:
6.125% 8/15/08		2,000	2,068

Quarterly Report	112

Corporate Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pemex Project Funding Master Trust: – continued
6.625% 6/15/35 (d)	$1,130	$1,122
7.875% 2/1/09 (h)	1,200	1,312
The Coastal Corp.:
6.5% 5/15/06	195	197
7.625% 9/1/08	310	315
7.75% 6/15/10	770	785
		10,692

TOTAL ENERGY		12,559

FINANCIALS – 2.1%
Capital Markets 0.5%
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,585
Lazard LLC 7.125% 5/15/15 (d)	900	913
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,215
Morgan Stanley:
3.875% 1/15/09	1,500	1,477
6.6% 4/1/12	900	996
		7,186
Commercial Banks – 0.3%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,100
7.4% 1/15/11	780	886
Korea Development Bank 3.875% 3/2/09	1,000	978
Wachovia Bank NA 4.875% 2/1/15	445	449
Wachovia Corp. 4.875% 2/15/14	120	121
		3,534
Consumer Finance – 0.3%
Capital One Bank 6.5% 6/13/13	750	825
Ford Motor Credit Co. 7.375% 2/1/11	1,250	1,233
General Motors Acceptance Corp. 5.53% 12/1/14 (h) .	390	339
Household International, Inc. 8.875% 2/15/08	850	867
MBNA Corp.:
6.25% 1/17/07	770	789
7.5% 3/15/12	325	377
		4,430

113		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Diversified Financial Services – 0.3%
Alliance Capital Management LP 5.625% 8/15/06	$1,020	$1,030
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,525	2,557
Prime Property Funding II, Inc. 5.125% 6/1/15 (d)	755	751
		4,338
Insurance – 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (d)	490	536
Real Estate 0.5%
Archstone Smith Operating Trust 5.25% 5/1/15	1,005	1,021
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,530
Developers Diversified Realty Corp.:
5% 5/3/10	525	529
5.25% 4/15/11	305	311
EOP Operating LP:
4.65% 10/1/10	750	748
7% 7/15/11	1,250	1,388
Simon Property Group LP:
5.1% 6/15/15 (d)	705	703
5.625% 8/15/14	975	1,016
		7,246
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	715	691
Independence Community Bank Corp. 3.75%
4/1/14 (h)	210	204
Residential Capital Corp. 6.375% 6/30/10 (d)	885	905
Washington Mutual, Inc. 4.625% 4/1/14	1,000	972
		2,772

TOTAL FINANCIALS		30,042

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
DaVita, Inc. 7.25% 3/15/15 (d)	830	847
HCA, Inc. 6.375% 1/15/15	300	306
Psychiatric Solutions, Inc. 7.75% 7/15/15 (d)	115	119
		1,272

Quarterly Report

114

Corporate Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – 0.9%
Aerospace & Defense – 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	$655	$658
BE Aerospace, Inc. 8.875% 5/1/11	390	410
Bombardier, Inc.:
6.3% 5/1/14 (d)	780	706
7.45% 5/1/34 (d)	260	222
		1,996
Airlines – 0.6%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12	165	170
7.024% 4/15/11	475	490
7.377% 5/23/19	424	314
7.379% 5/23/16	254	188
7.858% 4/1/13	705	747
Continental Airlines, Inc. 8% 12/15/05	4,320	4,320
Continental Airlines, Inc. pass thru trust certificates
7.373% 6/15/17	731	636
Delta Air Lines, Inc. equipment trust certificates 8.54%
1/2/07	35	23
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	4	1
7.57% 11/18/10	555	528
7.711% 9/18/11	75	44
7.779% 11/18/05	12	6
7.779% 1/2/12	37	16
10.06% 1/2/16	130	62
Northwest Airlines, Inc. 7.875% 3/15/08	1,375	598
		8,143
Building Products 0.0%
Mueller Group, Inc. 8.4431% 11/1/11 (h)	370	379
Commercial Services & Supplies – 0.0%
Allied Waste North America, Inc. 8.5% 12/1/08	398	419
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (d)	280	302
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (d)	510	603
		905

115 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Machinery – 0.0%
Invensys PLC 9.875% 3/15/11 (d)		$355	$357
Marine – 0.0%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15		425	455

TOTAL INDUSTRIALS			12,654

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.0%
L 3 Communications Corp. 6.125% 1/15/14		425	430
IT Services – 0.0%
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (d)(h)		110	114
9.125% 8/15/13 (d)		190	199
10.25% 8/15/15 (d)		290	303
			616
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27		710	738
Xerox Corp. 7.125% 6/15/10		405	427
			1,165
Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc. 9.25% 2/15/08		70	65
Freescale Semiconductor, Inc.:
6.3488% 7/15/09 (h)		350	360
7.125% 7/15/14		360	383
Semiconductor Note Participation Trust 0% 8/4/11 (d) .		480	744
			1,552

TOTAL INFORMATION TECHNOLOGY			3,763

MATERIALS 0.3%
Chemicals – 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		332	375
Lyondell Chemical Co. 9.5% 12/15/08		825	871
			1,246
Construction Materials	0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (d)		455	460

Quarterly Report	116

Corporate Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Containers & Packaging – 0.1%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	$240	$253
8.75% 11/15/12	340	370
Owens Illinois, Inc. 8.1% 5/15/07	250	258
		881
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875% 4/1/35	590	606
Paper & Forest Products 0.1%
Georgia-Pacific Corp. 9.5% 12/1/11	560	664

TOTAL MATERIALS		3,857

TELECOMMUNICATION SERVICES – 0.9%
Diversified Telecommunication Services – 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	500	604
BellSouth Capital Funding Corp. 7.875% 2/15/30	580	747
BellSouth Corp. 5.2% 9/15/14	285	293
British Telecommunications PLC 8.875% 12/15/30	1,250	1,772
Koninklijke KPN NV yankee 8% 10/1/10	450	520
Qwest Corp.:
6.6706% 6/15/13 (d)(h)	710	744
8.875% 3/15/12	365	399
SBC Communications, Inc.:
6.15% 9/15/34	750	807
6.45% 6/15/34	415	463
Sprint Capital Corp. 6.875% 11/15/28	850	974
Telecom Italia Capital:
4.95% 9/30/14 (d)	565	561
5.25% 11/15/13	1,300	1,321
Verizon Global Funding Corp.:
7.25% 12/1/10	670	753
7.75% 12/1/30	600	767
Verizon New York, Inc. 6.875% 4/1/12	225	248
		10,973
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 4.125% 3/1/09	500	491
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	295

117 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Intelsat Ltd.:
6.5% 11/1/13		$160	$125
8.695% 1/15/12 (d)(h)		340	345
Rogers Communications, Inc.:
6.375% 3/1/14		595	601
6.535% 12/15/10 (h)		220	229
			2,086

TOTAL TELECOMMUNICATION SERVICES			13,059

UTILITIES – 1.0%
Electric Utilities – 0.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13		805	843
Exelon Corp.:
4.9% 6/15/15		700	698
5.625% 6/15/35		115	116
6.75% 5/1/11		560	617
FirstEnergy Corp. 6.45% 11/15/11		515	558
Niagara Mohawk Power Corp. 8.875% 5/15/07		650	698
Progress Energy, Inc. 7.1% 3/1/11		1,350	1,490
TXU Energy Co. LLC 7% 3/15/13		1,235	1,378
			6,398
Gas Utilities 0.2%
Sonat, Inc. 6.75% 10/1/07		115	115
Texas Eastern Transmission Corp. 7.3% 12/1/10		1,495	1,675
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08		485	495
			2,285
Independent Power Producers & Energy Traders – 0.2%
AES Corp.:
8.75% 5/15/13 (d)		670	735
9.5% 6/1/09		452	496
Constellation Energy Group, Inc. 7% 4/1/12		1,110	1,246
			2,477
Multi-Utilities – 0.2%
CMS Energy Corp.:
8.5% 4/15/11		500	561
8.9% 7/15/08		560	606

Quarterly Report	118

Corporate Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.:
4.75% 12/15/10	$770	$773
5.95% 6/15/35	555	580
6.25% 6/30/12	930	1,007
		3,527

TOTAL UTILITIES		14,687

TOTAL NONCONVERTIBLE BONDS		107,924

TOTAL CORPORATE BONDS
(Cost $104,848)		108,524

U.S. Government and Government Agency Obligations 6.9%

U.S. Government Agency Obligations 1.8%
Fannie Mae:
3.25% 1/15/08	1,839	1,805
3.25% 8/15/08	560	547
3.25% 2/15/09	1,684	1,638
3.375% 12/15/08	190	186
6.25% 2/1/11	7,310	7,959
Freddie Mac:
4% 6/12/13	2,342	2,269
5.75% 1/15/12	2,360	2,559
5.875% 3/21/11	5,505	5,896
6.625% 9/15/09	2,160	2,358
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-A, 7.12% 4/15/06	75	76
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-B, 7.5% 1/26/06	43	44

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		25,337
U.S. Treasury Inflation Protected Obligations 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	5,159	5,594

119 Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$5,133	$5,013
2% 1/15/14	18,421	18,989

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		29,596
U.S. Treasury Obligations – 3.1%
U.S. Treasury Bonds 6.25% 5/15/30	13,050	16,908
U.S. Treasury Notes:
2.75% 7/31/06	9,000	8,916
4.25% 8/15/13	7,626	7,767
4.75% 5/15/14	10,435	10,992

TOTAL U.S. TREASURY OBLIGATIONS		44,583

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $97,399)		99,516

U.S. Government Agency Mortgage Securities 10.9%

Fannie Mae – 10.1%
3.465% 4/1/34 (h)	192	192
3.732% 1/1/35 (h)	125	125
3.753% 10/1/33 (h)	75	75
3.783% 12/1/34 (h)	107	106
3.794% 6/1/34 (h)	379	373
3.8% 12/1/34 (h)	20	20
3.826% 6/1/33 (h)	59	59
3.827% 1/1/35 (h)	85	85
3.838% 1/1/35 (h)	247	248
3.869% 1/1/35 (h)	134	134
3.913% 12/1/34 (h)	65	65
3.938% 10/1/34 (h)	99	98
3.97% 5/1/33 (h)	30	30
3.978% 1/1/35 (h)	104	103
3.981% 12/1/34 (h)	106	105
3.998% 1/1/35 (h)	62	62
4% 9/1/20 (e)	2,000	1,950
4.008% 12/1/34 (h)	552	555
4.015% 5/1/34 (h)	24	25
4.016% 12/1/34 (h)	82	82

Quarterly Report	120

U.S. Government Agency Mortgage Securities continued
		Principal	Value
	Amount (000s)		(000s)
Fannie Mae continued
4.017% 2/1/35 (h)		$71	$70
4.028% 12/1/34 (h)		65	65
4.03% 1/1/35 (h)		46	46
4.044% 2/1/35 (h)		66	65
4.054% 1/1/35 (h)		65	64
4.057% 10/1/18 (h)		87	86
4.073% 12/1/34 (h)		158	157
4.077% 4/1/33 (h)		27	27
4.097% 1/1/35 (h)		153	154
4.1% 2/1/35 (h)		44	44
4.107% 2/1/35 (h)		46	46
4.113% 1/1/35 (h)		155	154
4.118% 2/1/35 (h)		287	286
4.121% 2/1/35 (h)		132	131
4.124% 1/1/35 (h)		150	152
4.134% 1/1/35 (h)		269	267
4.14% 2/1/35 (h)		176	177
4.143% 11/1/34 (h)		142	141
4.144% 1/1/35 (h)		228	230
4.149% 2/1/35 (h)		159	159
4.177% 1/1/35 (h)		301	300
4.179% 1/1/35 (h)		134	134
4.189% 11/1/34 (h)		33	33
4.191% 1/1/35 (h)		161	159
4.217% 3/1/34 (h)		73	73
4.237% 10/1/34 (h)		229	232
4.25% 2/1/35 (h)		94	93
4.293% 3/1/35 (h)		93	93
4.294% 7/1/34 (h)		72	72
4.3% 1/1/35 (h)		113	112
4.302% 8/1/33 (h)		179	178
4.313% 3/1/33 (h)		47	46
4.325% 5/1/35 (h)		130	129
4.327% 2/1/35 (h)		65	65
4.33% 1/1/35 (h)		91	91
4.333% 12/1/34 (h)		47	47
4.353% 1/1/35 (h)		92	92
4.367% 2/1/34 (h)		211	210
4.368% 4/1/35 (h)		47	47
4.401% 2/1/35 (h)		141	140
4.409% 5/1/35 (h)		229	230

	121		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
	Amount (000s)		(000s)
Fannie Mae continued
4.455% 3/1/35 (h)		$121	$121
4.459% 10/1/34 (h)		472	475
4.472% 4/1/34 (h)		141	142
4.49% 8/1/34 (h)		281	281
4.49% 1/1/35 (h)		145	146
4.497% 3/1/35 (h)		266	267
4.5% 9/1/20 (e)		2,000	1,984
4.5% 9/1/20 (e)		10,000	9,919
4.5% 9/1/20 (e)		2,450	2,430
4.5% 7/1/33 to 4/1/35		14,230	13,832
4.501% 5/1/35 (h)		92	92
4.527% 3/1/35 (h)		241	240
4.539% 8/1/34 (h)		178	180
4.554% 7/1/35 (h)		273	274
4.557% 2/1/35 (h)		581	583
4.571% 2/1/35 (h)		82	82
4.585% 2/1/35 (h)		792	791
4.619% 2/1/35 (h)		262	262
4.635% 2/1/35 (h)		62	63
4.645% 11/1/34 (h)		304	304
4.686% 11/1/34 (h)		310	310
4.711% 3/1/35 (h)		766	771
4.736% 7/1/34 (h)		267	267
4.739% 3/1/35 (h)		139	139
4.815% 12/1/32 (h)		135	136
4.825% 12/1/34 (h)		226	227
4.845% 12/1/34 (h)		90	90
5% 12/1/16 to 8/1/35		35,491	35,466
5% 9/1/20 (e)		398	402
5.119% 5/1/35 (h)		570	578
5.203% 6/1/35 (h)		415	422
5.297% 9/1/35 (h)		160	161
5.5% 2/1/11 to 9/1/28		10,887	11,116
5.5% 9/1/35 (e)		28,208	28,535
5.5% 9/1/35 (e)		4,435	4,486
6% 3/1/13 to 3/1/33		7,592	7,787
6.5% 4/1/11 to 9/1/32		10,200	10,582
7% 12/1/23 to 4/1/29		120	126
7.5% 6/1/25 to 4/1/29		1,944	2,066

TOTAL FANNIE MAE			145,724

Quarterly Report	122

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Freddie Mac – 0.4%
4.106% 12/1/34 (h)	$102	$101
4.127% 12/1/34 (h)	128	128
4.216% 1/1/35 (h)	430	431
4.301% 5/1/35 (h)	236	237
4.306% 3/1/35 (h)	132	132
4.311% 12/1/34 (h)	139	138
4.368% 3/1/35 (h)	170	168
4.397% 2/1/35 (h)	236	233
4.404% 2/1/35 (h)	272	274
4.446% 3/1/35 (h)	123	122
4.452% 2/1/34 (h)	145	146
4.489% 3/1/35 (h)	336	335
4.494% 6/1/35 (h)	195	195
4.498% 3/1/35 (h)	748	747
4.5% 3/1/35 (h)	143	143
4.562% 2/1/35 (h)	188	188
5.035% 4/1/35 (h)	743	751
5.248% 8/1/33 (h)	60	62
6% 5/1/33	1,142	1,173

TOTAL FREDDIE MAC		5,704
Government National Mortgage Association 0.4%
6.5% 10/15/27 to 7/15/34	1,640	1,715
7% 12/15/25 to 12/15/32	1,513	1,593
7.5% 2/15/23 to 12/15/28	2,295	2,449
8% 11/15/21 to 12/15/26	510	548

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,305

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $155,830)		157,733

Asset Backed Securities 1.2%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 4.1413% 2/25/34 (h)	200	200
Class M2, 4.7413% 2/25/34 (h)	225	225
Series 2005-SD1 Class A1, 4.0413% 11/25/50 (h)	205	206
Aesop Funding II LLC Series 2005-1A Class A1, 3.95%
4/20/08 (d)	800	794

123		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount (000s)	(000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.0713% 4/25/34 (h)		$115	$115
Class M2, 4.1213% 4/25/34 (h)		100	100
Amortizing Residential Collateral Trust Series 2003-BC1
Class M2, 4.7413% 1/25/32 (h)		72	72
Argent Securities, Inc. Series 2004-W5 Class M1,
4.2413% 4/25/34 (h)		360	360
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2 Class M1, 4.1913% 4/25/34 (h)		560	562
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 4.3713% 7/15/11 (h)		585	594
Series 2004-6 Class B, 4.15% 7/16/12		730	723
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (d)		450	450
Citibank Credit Card Issuance Trust Series 2002-C1
Class C1, 4.7369% 2/9/09 (h)		1,250	1,263
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.1413% 5/25/34 (h)		475	476
Series 2004-3 Class M1, 4.1413% 6/25/34 (h)		125	125
Series 2004-4:
Class A, 4.0113% 8/25/34 (h)		211	212
Class M1, 4.1213% 7/25/34 (h)		325	326
Class M2, 4.1713% 6/25/34 (h)		400	401
Series 2005-1:
Class MV1, 4.0413% 7/25/35 (h)		270	270
Class MV2, 4.0813% 7/25/35 (h)		320	320
Class MV3, 4.1213% 7/25/35 (h)		135	135
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (d)		460	458
Class C, 5.074% 6/15/35 (d)		417	416
Discover Card Master Trust I Series 2003-4 Class B1,
3.9013% 5/16/11 (h)		770	774
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.1913% 3/25/34 (h)		25	25
Class M4, 4.5413% 3/25/34 (h)		25	25
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.1913% 1/25/34 (h)		425	426
Class M2, 4.7913% 1/25/34 (h)		475	481
Series 2005 A:
Class M1, 4.0713% 1/25/35 (h)		150	150
Class M2, 4.1013% 1/25/35 (h)		200	200

Quarterly Report	124

Asset Backed Securities continued
	Principal	Value
	Amount (000s)	(000s)
Fremont Home Loan Trust: – continued
Class M3, 4.1313% 1/25/35 (h)	$100	$100
Class M4, 4.3213% 1/25/35 (h)	75	75
GSAMP Trust Series 2004-FM2 Class M1, 4.1413%
1/25/34 (h)	250	250
HFC Home Equity Loan Asset Backed Certificates Series
2005-2:
Class M1, 4% 1/20/35 (h)	250	250
Class M2, 4.03% 1/20/35 (h)	185	185
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.1413% 7/25/34 (h)	200	200
Class M2, 4.1913% 7/25/34 (h)	25	25
Class M3, 4.5913% 7/25/34 (h)	75	75
Class M4, 4.7413% 7/25/34 (h)	50	50
Morgan Stanley ABS Capital I, Inc. Series 2003-NC5
Class M2, 5.6413% 4/25/33 (h)	250	253
Morgan Stanley Dean Witter Capital I Trust Series
2003-NC1 Class M1, 4.6913% 11/25/32 (h)	235	237
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (i)	350	91
Park Place Securities, Inc. Series 2005-WCH1 Class M2,
4.1613% 1/25/35 (h)	350	350
Sears Credit Account Master Trust II Series 2000-2
Class A, 6.75% 9/16/09	2,940	2,943
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.0013% 2/25/34 (h)	97	97
Volkswagen Auto Lease Trust Series 2005-A Class A4,
3.94% 10/20/10	1,415	1,407
TOTAL ASSET BACKED SECURITIES
(Cost $17,447)		17,472

Collateralized Mortgage Obligations 1.4%

Private Sponsor 1.0%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.9713% 5/25/35 (h)	490	490
Series 2005-2 Class 6A2, 3.9213% 6/25/35 (h)	242	242
Series 2005-3 Class 8A2, 3.8813% 7/25/35 (h)	1,258	1,258
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
3.9213% 1/25/35 (h)	830	830
CS First Boston Mortgage Securities Corp. floater Series
2004-AR3 Class 6A2, 4.0113% 4/25/34 (h)	191	191

125 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (000s)	(000s)
Private Sponsor continued
Impac CMB Trust floater Series 2005-1:
Class M1, 4.1013% 4/25/35 (h)	$265	$265
Class M2, 4.1413% 4/25/35 (h)	478	477
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.0306% 9/26/45 (d)(h)	899	899
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	130	131
Merrill Lynch Mortgage Investors, Inc. floater Series
2005-B Class A2, 3.75% 6/25/30 (h)	930	928
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 3.9313% 7/25/35 (h)	526	526
Residential Asset Mortgage Products, Inc. sequential pay
Series 2004-SL2 Class A1, 6.5% 10/25/16	121	124
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.1% 2/20/35 (h)	583	583
Series 2005-2 Class A2, 4.29% 3/20/35 (h)	811	811
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 3.9513% 7/25/35 (h)	1,695	1,695
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1109% 6/25/35 (h)	1,190	1,180
Series 2005-AR12 Class 2A6, 4.322% 7/25/35 (h) .	1,280	1,269
Series 2005-AR4 Class 2A2, 4.5401% 4/25/35 (h) .	989	981
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (h)	545	547

TOTAL PRIVATE SPONSOR		13,427
U.S. Government Agency 0.4%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	1,795	1,790
4.5% 7/25/18	785	776
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,582
Series 2885 Class PC, 4.5% 3/15/18	765	764

TOTAL U.S. GOVERNMENT AGENCY		5,912

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,385)		19,339
Quarterly Report

126

Commercial Mortgage Securities 1.7%
	Principal	Value
	Amount (000s)	(000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.0013% 4/25/34 (d)(h)	$575	$576
Class B, 5.5413% 4/25/34 (d)(h)	82	83
Class M1, 4.2013% 4/25/34 (d)(h)	82	83
Class M2, 4.8413% 4/25/34 (d)(h)	82	83
Series 2004-3:
Class A1, 4.0113% 1/25/35 (d)(h)	569	571
Class A2, 4.0613% 1/25/35 (d)(h)	95	95
Class M1, 4.1413% 1/25/35 (d)(h)	95	95
Class M2, 4.6413% 1/25/35 (d)(h)	47	48
Berkeley Federal Bank & Trust FSB Series 1994-1
Class B, 2.9912% 8/1/24 (d)(h)	320	273
COMM:
floater:
Series 2002-FL7 Class D, 4.1413% 11/15/14 (d)(h)	225	225
Series 2003-FL9 Class B, 4.0713% 11/15/15 (d)(h)	260	260
Series 2004-LBN2 Class X2, 1.2401%
3/10/39 (d)(h)(i)	1,532	56
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,250	1,363
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,113
Series 2004-C1 Class A3, 4.321% 1/15/37	475	470
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,486
Series 2004-C1 Class ASP, 0.9376%
1/15/37 (d)(h)(i)	7,302	260
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,933
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	1,235	1,348
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (d)	630	695
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	710
Series 1998-GLII Class E, 6.9703% 4/13/31 (h)	635	674
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay Series 2000-C9 Class A2, 7.77%
10/15/32	1,440	1,604
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	700	658
Class C, 4.13% 11/20/37 (d)	700	632

127 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount (000s)	(000s)
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05%
1/13/41	$505	$497
Series 2005-IQ9 Class X2, 1.0826% 7/15/56 (d)(h)(i)	5,945	296
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (d)	4,500	4,708
Wachovia Bank Commercial Mortgage Trust sequential
pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	811
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $23,618)		24,706

Foreign Government and Government Agency Obligations 0.4%

Chilean Republic 7.125% 1/11/12	865	987
Israeli State 4.625% 6/15/13	165	162
Korean Republic 4.875% 9/22/14	245	246
United Mexican States:
5.875% 1/15/14	300	314
6.375% 1/16/13	700	755
6.75% 9/27/34	1,475	1,599
7.5% 4/8/33	1,300	1,528
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $5,037)		5,591

Fixed Income Funds 3.6%
	Shares
Fidelity Ultra-Short Central Fund
(Cost $52,000) (b)	522,665	52,005

Quarterly Report

128

Money Market Funds 1.5%
		Shares	Value
			(000s)
Fidelity Cash Central Fund, 3.6% (b)		17,610,461	$17,610
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)		4,311,950	4,312

TOTAL MONEY MARKET FUNDS
(Cost $21,922)			21,922

TOTAL INVESTMENT PORTFOLIO 104.1%
(Cost $1,422,191)			1,504,508

NET OTHER ASSETS – (4.1)%			(58,639)

NET ASSETS 100%		$	1,445,869

Swap Agreements
	Expiration	Notional
	Date	Amount (000s)

Credit Default Swap
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 4, par value
of the proportional notional amount (g)	June 2010	$10,000	(37)
Receive quarterly a fixed rate of .5%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value
of the proportional notional amount (f)	March 2010	1,500	1
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and pay
to Merrill Lynch, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 4, par value
of the proportional notional amount (g)	June 2015	7,500	(43)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3, par value of the
proportional notional amount (f)	March 2015	1,500	(5)

129 Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempre Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	$500	$1
Receive quarterly notional amount multiplied
by .42% and pay Morgan Stanley, Inc.
upon default event of Sempra Energy, par
value of the notional amount of Sempra
Energy 6% 2/1/13	Sept. 2010	600	0

TOTAL CREDIT DEFAULT SWAP		21,600	(83)

Interest Rate Swap
Receive quarterly a fixed rate equal to
3.2955% and pay quarterly a floating rate
based on 3-month LIBOR with Morgan
Stanley, Inc.	Feb. 2006	11,000	(39)
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	1,500	12
Receive quarterly a fixed rate equal to
4.774% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2015	1,500	47

TOTAL INTEREST RATE SWAP		14,000	20

Quarterly Report	130

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	$1,500	$35
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ and pay
monthly a floating rate based on 1-month
LIBOR minus 20 basis points with Citibank	Oct. 2005	1,500	32
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 10 basis points with
Citibank	Oct. 2005	7,150	94
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	2,850	39
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	2,425	32
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	1,500	24

TOTAL TOTAL RETURN SWAP		16,925	256

		$52,525	$193

	131		Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,810,000 or 2.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,421,913,000. Net unrealized appreciation aggregated $82,595,000, of which $111,342,000 related to appreciated investment securities and $28,747,000 related to depreciated investment securities.

Quarterly Report

132

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

133 Quarterly Report

     The following is a complete listing of investments for Fidelity’s fixed income central fund as of August 31, 2005 which is a direct or indirect investment of Fidelity Advisor Balanced Fund.

Thsese underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments as part of the Financial Statements.

Quarterly Report

134

Fidelity Ultra-Short Central Fund

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%

	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$16,665,000	$16,723,794
4.43% 5/24/06 (e)	4,700,000	4,715,787
		21,439,581
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,220,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,226,655
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,623,898
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,810,023
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,348,482
		51,229,898

TOTAL CONSUMER DISCRETIONARY		72,669,479

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,703,684

FINANCIALS – 1.6%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (e)	10,000,000	10,012,970
Commercial Banks – 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,604,515
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (e)	14,765,000	14,777,535
MBNA Europe Funding PLC 3.97% 9/7/07 (b)(c)(e)	19,925,000	19,923,406
		34,700,941
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (e)	11,025,000	11,033,136
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,229,778
Washington Mutual Bank 3.9363% 8/25/08 (e)	16,325,000	16,325,000
		41,587,914

TOTAL FINANCIALS		102,906,340

TELECOMMUNICATION SERVICES – 1.3%
Diversified Telecommunication Services – 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,332,293
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,683,552

135		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
GTE Corp. 6.36% 4/15/06	$ 9,000,000	$ 9,119,187
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,311,784
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,029,088
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,503,803
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,179,113
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,832,176
		75,990,996
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,587,379

TOTAL TELECOMMUNICATION SERVICES		81,578,375

UTILITIES – 0.5%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (b)(e)	12,800,000	12,803,725
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,310,680
Multi-Utilities – 0.2%
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,403,361

TOTAL UTILITIES		35,517,766

TOTAL NONCONVERTIBLE BONDS
(Cost $304,381,520)		304,375,644

U.S. Government Agency Obligations 0.0%

Fannie Mae 0% 9/28/05 (d)
(Cost $997,476)	1,000,000	997,390

Asset Backed Securities 34.9%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.9413% 7/25/34 (e)	7,685,032	7,696,119
Series 2004-3 Class 2A4, 3.9913% 10/25/34 (e)	10,915,000	10,942,597
Series 2004-4 Class A2D, 3.9913% 1/25/35 (e)	3,391,446	3,399,807
Series 2005-1:
Class M1, 4.1113% 4/25/35 (e)	11,280,000	11,284,004
Class M2, 4.3313% 4/25/35 (e)	5,275,000	5,289,286

Quarterly Report

136

Asset Backed Securities continued
	Principal	Value
	Amount
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.2913% 6/25/32 (e)	$1,842,987	$1,859,684
Series 2002-HE2 Class M1, 4.4913% 8/25/32 (e)	18,631,213	18,700,346
Series 2003-FM1 Class M2, 5.4913% 11/25/32 (e)	3,015,000	3,048,139
Series 2003-HS1:
Class M1, 4.3913% 6/25/33 (e)	800,000	803,887
Class M2, 5.3913% 6/25/33 (e)	856,000	870,995
Series 2003-NC1 Class M1, 4.4213% 7/25/33 (e) .	1,600,000	1,609,184
Series 2004-HE1:
Class M1, 4.1413% 2/25/34 (e)	2,193,000	2,194,047
Class M2, 4.7413% 2/25/34 (e)	2,475,000	2,476,380
Series 2004-OP1:
Class M1, 4.1613% 4/25/34 (e)	4,420,000	4,424,310
Class M2, 4.6913% 4/25/34 (e)	6,240,000	6,251,014
Series 2005-HE2:
Class M1, 4.0813% 4/25/35 (e)	1,530,000	1,529,934
Class M2, 4.0913% 4/25/35 (e)	1,803,000	1,802,182
Class M3, 4.1213% 4/25/35 (e)	1,040,000	1,041,227
Class M4, 4.2813% 4/25/35 (e)	1,340,000	1,341,567
Series 2005-HE3:
Class A2A, 3.7413% 5/25/35 (e)	7,713,845	7,714,117
Class A2B, 3.8513% 5/25/35 (e)	4,370,000	4,366,420
Series 2005-SD1 Class A1, 4.0413% 11/25/50 (e) .	2,390,202	2,393,012
Aesop Funding II LLC Series 2005-1A Class A2,
3.6694% 4/20/09 (b)(e)	8,800,000	8,787,808
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.0213% 3/15/10 (e)	5,000,000	5,029,586
Series 2004-1 Class B, 3.8213% 9/15/11 (e)	5,775,000	5,797,473
Series 2004-C Class C, 4.0713% 2/15/12 (b)(e)	17,323,520	17,372,102
Series 2005-1 Class A, 3.6013% 10/15/12 (e)	15,455,000	15,482,320
Series 2005-6 Class C, 3.8381% 3/15/11 (b)(e)	9,085,000	9,082,456
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,918,858
Series 2003-AM:
Class A3B, 3.9288% 6/6/07 (e)	194,124	194,123
Class A4B, 4.0288% 11/6/09 (e)	12,400,000	12,437,820
Series 2003-BX Class A4B, 3.9688% 1/6/10 (e)	3,265,000	3,274,744
Series 2003-CF Class A3, 2.75% 10/9/07	10,534,567	10,502,916
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,573,442
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.3413% 8/25/32 (e)	3,928,134	3,949,913

137 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.0513% 2/25/33 (e)		$316,125	$316,234
Class M1, 4.5413% 2/25/33 (e)		6,150,000	6,195,413
Series 2003-3:
Class M1, 4.4413% 3/25/33 (e)		1,590,000	1,599,140
Class S, 5% 9/25/05 (f)		4,457,447	4
Series 2003-6:
Class M1, 4.4013% 8/25/33 (e)		7,560,000	7,612,125
Class M2, 5.4913% 5/25/33 (e)		2,750,000	2,807,475
Series 2003-AR1 Class M1, 4.7913% 1/25/33 (e) .		7,000,000	7,072,053
Series 2004-R2:
Class M1, 4.0713% 4/25/34 (e)		1,230,000	1,229,948
Class M2, 4.1213% 4/25/34 (e)		950,000	949,960
Class M3, 4.1913% 4/25/34 (e)		3,500,000	3,499,853
Class M4, 4.6913% 4/25/34 (e)		4,500,000	4,499,805
Series 2004-R9 Class A3, 3.9613% 10/25/34 (e)		9,340,000	9,354,491
Series 2005-R1:
Class M1, 4.0913% 3/25/35 (e)		5,710,000	5,707,498
Class M2, 4.1213% 3/25/35 (e)		1,925,000	1,924,181
Series 2005-R2 Class M1, 4.0913% 4/25/35 (e)		12,500,000	12,494,080
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.9713% 6/25/32 (e)		2,411,175	2,418,019
Series 2002-BC6 Class M1, 4.3913% 8/25/32 (e)		24,900,000	25,113,956
Series 2002-BC7:
Class M1, 4.4413% 10/25/32 (e)		10,000,000	10,075,000
Class M2, 4.5413% 10/25/32 (e)		5,575,000	5,609,577
Series 2003-BC1 Class M2, 4.7413% 1/25/32 (e)		758,836	762,225
ARG Funding Corp.:
Series 2005-1A Class A2, 3.7094% 4/20/09 (b)(e) .		11,000,000	10,975,938
Series 2005-2A Class A2, 3.7194% 5/20/09 (b)(e) .		5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.4413% 9/25/33 (e)		20,000,000	20,610,530
Series 2003-W7 Class A2, 4.0313% 3/1/34 (e)		4,263,955	4,273,288
Series 2004-W5 Class M1, 4.2413% 4/25/34 (e)		3,960,000	3,964,746
Series 2004-W7:
Class M1, 4.1913% 5/25/34 (e)		4,085,000	4,084,824
Class M2, 4.2413% 5/25/34 (e)		3,320,000	3,319,858
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.9513% 4/15/33 (e)		954,379	954,645
Class M1, 4.4713% 4/15/33 (e)		11,365,000	11,418,601

Quarterly Report	138

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
continued
Series 2003-HE3:
Class M1, 4.4013% 6/15/33 (e)	$2,185,000	$ 2,197,917
Class M2, 5.5713% 6/15/33 (e)	10,000,000	10,177,600
Series 2003-HE4 Class M2, 5.5713% 8/15/33 (e)	5,695,000	5,796,135
Series 2003-HE5 Class A2A, 3.9313% 8/15/33 (e)	771,396	771,592
Series 2003-HE6 Class M1, 4.2913% 11/25/33 (e)	3,475,000	3,497,093
Series 2004-HE2 Class M1, 4.1913% 4/25/34 (e)	6,060,000	6,083,440
Series 2004-HE3:
Class M1, 4.1813% 6/25/34 (e)	1,450,000	1,457,237
Class M2, 4.7613% 6/25/34 (e)	3,350,000	3,392,506
Series 2004-HE6 Class A2, 4.0013% 6/25/34 (e)	16,425,525	16,459,670
Series 2005-HE2:
Class M1, 4.0913% 3/25/35 (e)	8,250,000	8,259,797
Class M2, 4.1413% 3/25/35 (e)	2,065,000	2,070,848
Series 2005-HE6 Class A2B, 3.856% 7/25/35 (e)	10,000,000	9,998,789
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.9513% 12/15/09 (e)	20,655,000	20,739,431
Series 2002-B2 Class B2, 3.9113% 5/15/08 (e)	15,000,000	15,000,173
Series 2002-B3 Class B, 3.9313% 8/15/08 (e)	14,500,000	14,504,708
Series 2002-C1 Class C1, 4.5313% 12/15/09 (e)	7,980,000	8,062,089
Series 2002-C2 Class C2, 4.5613% 5/15/08 (e)	35,785,000	35,794,029
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.0894% 5/28/44 (e)	7,967,479	7,987,882
Bayview Financial Asset Trust Series 2000-F Class A,
4.1694% 9/28/43 (e)	9,301,708	9,313,496
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.1194% 2/28/44 (e)	5,462,625	5,472,825
Bear Stearns Asset Backed Securities I:
Series 2005-3 Class A, 4.15% 10/25/35 (c)(e)	4,465,000	4,465,000
Series 2005-HE2:
Class M1, 4.1413% 2/25/35 (e)	6,655,000	6,657,231
Class M2, 4.3913% 2/25/35 (e)	2,430,000	2,438,495
Series 2005-HE5 Class 1A1, 3.7513% 6/25/35 (e) .	10,319,737	10,317,516
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,671,964	2,648,234
Series 2003-1 Class B, 4.0413% 6/15/10 (b)(e)	5,372,494	5,386,915
Series 2003-2 Class B, 3.8513% 1/15/09 (e)	2,558,180	2,562,570
Series 2005-1 Class B, 3.9463% 6/15/10 (e)	5,725,000	5,757,676
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.8513% 1/15/10 (e)	9,630,000	9,652,608
Series 2004-B Class A4, 3.6813% 8/15/11 (e)	16,300,000	16,303,729

139		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.0513% 9/15/09 (e)		$5,000,000	$5,002,919
Series 2001-1 Class B, 4.0813% 12/15/10 (e)		19,500,000	19,639,212
Series 2001-8A Class B, 4.1213% 8/17/09 (e)		9,585,000	9,630,796
Series 2002-4A Class B, 4.0713% 3/15/10 (e)		6,000,000	6,028,014
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.2513% 7/15/08 (e)		17,705,000	17,706,671
Series 2003-B1 Class B1, 4.7413% 2/17/09 (e)		15,470,000	15,552,899
Capital Trust Ltd. Series 2004-1:
Class A2, 4.0594% 7/20/39 (b)(e)		2,968,000	2,967,993
Class B, 4.3594% 7/20/39 (b)(e)		1,550,000	1,549,996
Class C, 4.7094% 7/20/39 (b)(e)		1,994,000	1,993,993
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.6713% 1/25/32 (e)		3,925,503	3,930,752
Series 2002-HE2 Class M1, 4.3413% 1/25/33 (e)		9,278,431	9,307,576
Series 2002-HE3:
Class M1, 4.7413% 3/25/33 (e)		21,339,884	21,615,079
Class M2, 5.8913% 3/25/33 (e)		9,968,976	10,133,935
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (e)		1,989,998	1,997,224
Class M2, 5.5913% 8/25/33 (e)		4,369,996	4,420,161
Series 2003-HE2 Class A, 3.9913% 10/25/33 (e)		1,340,662	1,341,372
Series 2003-HE3:
Class M1, 4.3413% 11/25/33 (e)		2,254,989	2,276,915
Class M2, 5.3913% 11/25/33 (e)		1,719,992	1,752,274
Series 2004-HE2 Class M2, 4.8413% 7/26/34 (e)		2,345,000	2,368,221
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 3.72% 5/20/17 (b)(e)		10,220,000	10,220,000
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.0513% 3/16/09 (e)		1,305,000	1,310,802
Series 2002-6 Class B, 3.9213% 1/15/08 (e)		11,850,000	11,851,428
Series 2004-1 Class B, 3.7713% 5/15/09 (e)		4,105,000	4,104,374
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (e)		17,500,000	17,502,637
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)		11,945,000	11,995,548
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)		9,010,000	9,039,128
Series 2002-C1 Class C1, 4.7369% 2/9/09 (e)		17,500,000	17,675,572
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)		25,000,000	25,021,865
Series 2003-C1 Class C1, 4.65% 4/7/10 (e)		17,785,000	18,141,497
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.0513% 12/25/33 (b)(e)		7,835,736	7,836,549
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)		18,000,000	18,000,000

Quarterly Report	140

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 3.72% 6/15/11 (e)	$2,280,000	$ 2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.0713% 5/25/33 (e)	1,400,671	1,404,021
Series 2003-BC1 Class M2, 5.6413% 9/25/32 (e)	11,065,000	11,192,024
Series 2003-SD3 Class A1, 4.0613%
12/25/32 (b)(e)	819,157	823,152
Series 2004-2 Class M1, 4.1413% 5/25/34 (e)	5,200,000	5,209,794
Series 2004-3:
Class 3A4, 3.8913% 8/25/34 (e)	489,582	487,693
Class M1, 4.1413% 6/25/34 (e)	1,475,000	1,476,343
Series 2004-4:
Class A, 4.0113% 8/25/34 (e)	2,326,397	2,328,662
Class M1, 4.1213% 7/25/34 (e)	3,650,000	3,660,829
Class M2, 4.1713% 6/25/34 (e)	4,395,000	4,406,896
Series 2005-1:
Class 1AV2, 3.8413% 7/25/35 (e)	8,780,000	8,775,338
Class M1, 4.0613% 8/25/35 (e)	19,600,000	19,585,353
Class MV1, 4.0413% 7/25/35 (e)	3,135,000	3,133,728
Class MV2, 4.0813% 7/25/35 (e)	3,765,000	3,762,231
Class MV3, 4.1213% 7/25/35 (e)	1,560,000	1,561,530
Series 2005-3 Class MV1, 4.0613% 8/25/35 (e)	11,125,000	11,116,459
Series 2005-AB1 Class A2, 3.8513% 8/25/35 (e)	17,520,000	17,514,949
Series 2005-BC1 Class 2A2, 3.8413% 5/25/35 (e) .	8,375,000	8,374,661
Series 2005-IM1 Class A1, 3.56% 8/25/34 (e)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.0313% 4/25/34 (e)	2,384,156	2,394,226
Series 2004-FRE1:
Class A2, 3.9913% 4/25/34 (e)	2,341,126	2,341,033
Class M3, 4.2913% 4/25/34 (e)	5,885,000	5,884,748
Discover Card Master Trust I Series 2003-4 Class B1,
3.9013% 5/16/11 (e)	8,155,000	8,198,717
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.0333% 5/28/35 (e)	6,204,980	6,207,136
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.3213% 11/25/33 (e)	1,300,000	1,310,994
Class M2, 5.3913% 11/25/33 (e)	700,000	719,228
Series 2004-1 Class M2, 4.7413% 1/25/35 (e)	3,700,000	3,744,747
Series 2004-2 Class M2, 4.7913% 7/25/34 (e)	9,890,000	9,889,577
Series 2004-3 Class M5, 5.0913% 8/25/34 (e)	2,000,000	2,037,355
Series 2005-2 Class 2A1, 3.7613% 7/25/36 (e)	16,885,173	16,884,513

141		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.7313% 3/25/35 (e) .	$6,932,044	$6,932,822
Series 2005-FF2 Class M6, 4.3413% 3/25/35 (e)	6,950,000	6,966,735
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.1913% 3/25/34 (e)	400,000	401,286
Class M4, 4.5413% 3/25/34 (e)	300,000	302,977
First USA Credit Card Master Trust Series 2001-4 Class
B, 3.97% 1/12/09 (e)	15,000,000	15,021,402
First USA Secured Note Trust Series 2001-3 Class C,
4.64% 11/19/08 (b)(e)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.0013% 10/15/07 (e)	19,600,000	19,672,059
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 3.7213% 5/17/10 (e)	9,590,000	9,590,257
Class B, 4.0113% 5/17/10 (e)	2,625,000	2,625,068
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.8613% 2/25/34 (e)	2,446,399	2,447,760
Class M1, 4.0913% 2/25/34 (e)	750,000	749,968
Class M2, 4.1413% 2/25/34 (e)	800,000	800,747
Series 2004-C Class 2A2, 4.1913% 8/25/34 (e)	10,000,000	10,109,523
Series 2004-D Class 3A2, 3.9213% 11/25/34 (e)	2,320,000	2,326,289
Series 2005-2 Class 2A1, 3.7513% 6/25/35 (e)	15,121,733	15,115,918
Series 2005 A:
Class 2A2, 3.8813% 2/25/35 (e)	11,850,000	11,864,913
Class M1, 4.0713% 1/25/35 (e)	1,603,000	1,603,533
Class M2, 4.1013% 1/25/35 (e)	2,325,000	2,326,545
Class M3, 4.1313% 1/25/35 (e)	1,250,000	1,252,957
Class M4, 4.3213% 1/25/35 (e)	925,000	929,669
GE Business Loan Trust Series 2003-1 Class A,
4.0013% 4/15/31 (b)(e)	5,308,613	5,338,483
GE Capital Credit Card Master Note Trust Series
2005-2 Class B, 3.7713% 6/15/11 (e)	6,475,000	6,473,452
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (e)	1,520,000	1,521,120
Class C, 4.3181% 8/15/08 (e)	5,580,000	5,599,440
Series 6 Class B, 3.5781% 2/17/09 (e)	1,030,000	1,030,879
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,455,458
GSAMP Trust:
Series 2002-HE Class M1, 4.8594% 11/20/32 (e)	2,882,888	2,925,829

Quarterly Report

142

Asset Backed Securities continued
		Principal	Value
		Amount
GSAMP Trust: – continued
Series 2002-NC1:
Class A2, 3.9613% 7/25/32 (e)		$54,777	$55,082
Class M1, 4.2813% 7/25/32 (e)		8,861,000	8,918,756
Series 2003-FM1 Class M1, 4.4294% 3/20/33 (e)	.	15,000,000	15,131,804
Series 2004-FM1:
Class M1, 4.2913% 11/25/33 (e)		2,865,000	2,864,877
Class M2, 5.0413% 11/25/33 (e)		1,975,000	2,009,027
Series 2004-FM2:
Class M1, 4.1413% 1/25/34 (e)		3,500,000	3,499,851
Class M2, 4.7413% 1/25/34 (e)		1,500,000	1,499,935
Class M3, 4.9413% 1/25/34 (e)		1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.1913% 5/25/34 (e)		4,045,000	4,044,828
Class M2, 4.7913% 5/25/34 (e)		1,750,000	1,765,718
Series 2005-9 Class 2A1, 3.7613% 8/25/35 (e)		16,845,583	16,845,583
Series 2005-FF2 Class M5, 4.2713% 3/25/35 (e)		3,500,000	3,507,038
Series 2005-HE2 Class M, 4.0713% 3/25/35 (e)		8,780,000	8,772,364
Series 2005-NC1 Class M1, 4.0913% 2/25/35 (e)	.	9,010,000	9,013,239
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 4.7213% 5/25/30 (b)(e)		14,000,000	13,986,906
HFC Home Equity Loan Asset Backed Certificates Series
2005-2:
Class M1, 4% 1/20/35 (e)		3,225,000	3,225,046
Class M2, 4.03% 1/20/35 (e)		2,415,000	2,415,035
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.4413% 6/25/32 (e)		10,000,000	10,016,670
Series 2002-3 Class A5, 4.0813% 2/25/33 (e)		516,541	517,154
Series 2002-4 Class A3, 4.1213% 3/25/33 (e)		359,523	359,589
Series 2002-5:
Class A3, 4.1613% 5/25/33 (e)		2,483,436	2,489,138
Class M1, 4.8413% 5/25/33 (e)		13,800,000	13,957,465
Series 2003-1:
Class A2, 4.1113% 6/25/33 (e)		3,752,058	3,754,760
Class M1, 4.6413% 6/25/33 (e)		8,335,000	8,374,407
Series 2003-2:
Class A2, 4.0213% 8/25/33 (e)		189,172	189,805
Class M1, 4.5213% 8/25/33 (e)		2,245,000	2,272,680
Series 2003-3:
Class A2, 4.0013% 8/25/33 (e)		1,425,346	1,430,576
Class M1, 4.5013% 8/25/33 (e)		8,185,000	8,280,165
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)		3,415,000	3,438,226

143			Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (e)		$4,040,000	$4,089,225
Series 2003-5:
Class A2, 3.9913% 12/25/33 (e)		4,617,955	4,633,171
Class M1, 4.3413% 12/25/33 (e)		3,175,000	3,198,542
Class M2, 5.3713% 12/25/33 (e)		1,345,000	1,377,183
Series 2003-7 Class A2, 4.0213% 3/25/34 (e)		3,168,334	3,175,449
Series 2004-2 Class A2, 3.9313% 7/25/34 (e)		5,498,988	5,498,823
Series 2004-3:
Class M1, 4.2113% 8/25/34 (e)		2,015,000	2,023,934
Class M2, 4.8413% 8/25/34 (e)		2,200,000	2,241,042
Series 2004-4 Class A2, 3.9613% 10/25/34 (e)		7,709,329	7,735,619
Series 2004-6 Class A2, 3.9913% 12/25/34 (e)		8,712,550	8,739,192
Series 2004-7 Class A3, 4.0313% 1/25/35 (e)		2,728,818	2,740,622
Series 2005-1:
Class M1, 4.0713% 5/25/35 (e)		9,705,000	9,708,198
Class M2, 4.0913% 5/25/35 (e)		5,780,000	5,775,631
Class M3, 4.1413% 5/25/35 (e)		5,825,000	5,820,708
Series 2005-2:
Class 2A2, 3.8413% 7/25/35 (e)		13,170,000	13,166,344
Class M1, 4.0913% 7/25/35 (e)		10,085,000	10,080,654
Series 2005-3 Class M1, 4.0513% 8/25/35 (e)		9,450,000	9,442,041
Series 2005-5 Class 2A2, 3.8913% 11/25/35 (e)		15,000,000	15,006,902
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 3.8613% 8/15/08 (e)		10,000,000	10,014,971
Household Credit Card Master Trust I Series 2002-1
Class B, 4.2213% 7/15/08 (e)		22,589,000	22,600,529
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.9094% 4/20/32 (e)		3,176,279	3,178,237
Series 2002-3 Class A, 4.0594% 7/20/32 (e)		2,582,406	2,585,124
Series 2003-1 Class M, 4.2394% 10/20/32 (e)		723,454	724,272
Series 2003-2:
Class A, 3.9394% 9/20/33 (e)		2,736,661	2,741,719
Class M, 4.1894% 9/20/33 (e)		1,286,914	1,289,632
Series 2004-1 Class M, 4.1294% 9/20/33 (e)		2,568,614	2,573,644
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.2594% 2/20/33 (e)		1,631,557	1,636,514
Series 2004-HC1:
Class A, 3.9594% 2/20/34 (e)		4,684,234	4,695,875
Class M, 4.1094% 2/20/34 (e)		2,832,105	2,833,306
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.1213% 1/18/11 (e)		8,850,000	8,865,944

Quarterly Report	144

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note
Trust I: – continued
Series 2002-2:
Class A, 3.7413% 1/18/11 (e)	$9,000,000	$ 9,010,825
Class B, 4.1213% 1/18/11 (e)	14,275,000	14,350,335
Series 2002-3 Class B, 4.8213% 9/15/09 (e)	4,150,000	4,156,513
Ikon Receivables Funding LLC Series 2003-1 Class
A3A, 3.8113% 12/17/07 (e)	2,381,598	2,382,034
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.8913% 6/25/35 (e)	10,942,536	10,942,092
Class M1, 4.1113% 6/25/35 (e)	4,100,000	4,098,194
Class M2, 4.1313% 6/25/35 (e)	2,775,000	2,773,800
Class M3, 4.1613% 6/25/35 (e)	1,975,000	1,977,197
Keycorp Student Loan Trust Series 1999-A Class A2,
3.8% 12/27/09 (e)	16,169,548	16,220,929
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.9613% 6/25/33 (e)	193,476	193,540
Class M1, 4.4613% 6/25/33 (e)	19,500,000	19,621,142
Series 2003-3 Class M1, 4.3913% 7/25/33 (e)	7,770,000	7,821,070
Series 2004-2:
Class M1, 4.1713% 6/25/34 (e)	4,275,000	4,285,004
Class M2, 4.7213% 6/25/34 (e)	1,400,000	1,416,072
Series 2005-2 Class 2A2, 3.8213% 4/25/35 (e)	12,000,000	11,999,515
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.3713% 4/25/33 (e)	3,500,000	3,520,584
Class M2, 5.4913% 4/25/33 (e)	1,500,000	1,534,118
Series 2004-FRE1 Class M1, 4.1913% 7/25/34 (e) .	5,223,000	5,243,120
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.3713% 3/17/08 (b)(e)	7,250,000	7,254,568
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.9463% 10/15/08 (e)	30,000,000	30,035,982
Series 2001-B2 Class B2, 3.9313% 1/15/09 (e)	30,353,000	30,418,629
Series 2002-B2 Class B2, 3.9513% 10/15/09 (e)	20,000,000	20,083,442
Series 2002-B4 Class B4, 4.0713% 3/15/10 (e)	14,800,000	14,910,081
Series 2003-B2 Class B2, 3.9613% 10/15/10 (e)	1,530,000	1,545,192
Series 2003-B3 Class B3, 3.9463% 1/18/11 (e)	1,130,000	1,135,308
Series 2003-B5 Class B5, 3.9413% 2/15/11 (e)	705,000	709,943
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (e)	7,800,000	7,842,193
Series 1998-G Class B, 3.9713% 2/17/09 (e)	20,000,000	20,038,814

145		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
			Principal	Value
			Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.1413% 7/25/34 (e)			$2,125,000	$2,124,911
Class M2, 4.1913% 7/25/34 (e)			375,000	374,984
Class M3, 4.5913% 7/25/34 (e)			775,000	774,967
Class M4, 4.7413% 7/25/34 (e)			525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.3413% 7/25/34 (e)			2,321,000	2,334,655
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.7413% 11/25/32 (e)			2,370,000	2,438,699
Series 2003-NC5 Class M2, 5.6413% 4/25/33 (e)		.	2,800,000	2,830,249
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (e)		.	12,835,000	13,200,066
Series 2003-NC7 Class M1, 4.3413% 6/25/33 (e)		.	1,785,000	1,791,137
Series 2003-NC8 Class M1, 4.3413% 9/25/33 (e)		.	2,350,000	2,375,879
Series 2004-HE6 Class A2, 3.9813% 8/25/34 (e)			6,610,818	6,631,678
Series 2004-NC2 Class M1, 4.1913% 12/25/33 (e)			2,595,000	2,604,503
Series 2004-NC6 Class A2, 3.9813% 7/25/34 (e)		.	2,958,456	2,964,313
Series 2005-1:
Class M2, 4.1113% 12/25/34 (e)			4,425,000	4,429,919
Class M3, 4.1613% 12/25/34 (e)			4,000,000	4,007,456
Series 2005-HE1:
Class A3B, 3.8613% 12/25/34 (e)			3,885,000	3,890,214
Class M1, 4.0913% 12/25/34 (e)			1,100,000	1,103,450
Class M2, 4.1113% 12/25/34 (e)			2,970,000	2,974,521
Series 2005-HE2:
Class M1, 4.0413% 1/25/35 (e)			2,665,000	2,673,495
Class M2, 4.0813% 1/25/35 (e)			1,900,000	1,899,165
Series 2005-NC1:
Class M1, 4.0813% 1/25/35 (e)			2,425,000	2,434,465
Class M2, 4.1113% 1/25/35 (e)			2,425,000	2,427,713
Class M3, 4.1513% 1/25/35 (e)			2,425,000	2,431,409
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.4913% 2/25/32 (e)			1,510,288	1,511,046
Class M2, 5.0413% 2/25/32 (e)			6,193,145	6,198,165
Series 2001-NC4 Class M1, 4.6413% 1/25/32 (e)		.	3,827,881	3,838,811
Series 2002-AM3 Class A3, 4.1313% 2/25/33 (e)		.	1,188,948	1,192,433
Series 2002-HE1 Class M1, 4.2413% 7/25/32 (e)			5,860,000	5,893,898
Series 2002-HE2 Class M1, 4.3413% 8/25/32 (e)			9,925,000	9,964,289
Series 2002-NC3 Class A3, 3.9813% 8/25/32 (e)		.	147,864	148,119
Series 2002-OP1 Class M1, 4.3913% 9/25/32 (e)		.	3,894,745	3,915,007
Series 2003-NC1:
Class M1, 4.6913% 11/25/32 (e)			2,555,000	2,571,516
Class M2, 5.6913% 11/25/32 (e)			1,880,000	1,898,665

Quarterly Report	146

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 4.0713% 1/25/33 (e)	$201,326	$201,376
Class M2, 5.6413% 1/25/33 (e)	4,600,000	4,658,980
Series 2003-6 Class M1, 4.3613% 1/25/34 (e)	5,180,000	5,212,892
Series 2005-1:
Class M1, 4.0913% 3/25/35 (e)	4,395,000	4,394,811
Class M2, 4.1213% 3/25/35 (e)	4,395,000	4,396,450
Class M3, 4.1613% 3/25/35 (e)	2,120,000	2,126,142
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.7113% 6/15/09 (e)	12,623,544	12,633,152
Series 2004-A Class A4A, 3.6413% 6/15/10 (e)	10,570,000	10,581,120
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.0913% 6/25/34 (e)	1,450,000	1,451,145
Class M4, 4.6163% 6/25/34 (e)	2,435,000	2,444,469
Ocala Funding LLC Series 2005-1A Class A, 5.1094%
3/20/10 (b)(e)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 3.7613% 6/25/36 (e)	15,389,395	15,389,974
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.2713% 9/25/34 (e)	3,745,000	3,767,204
Class M2, 4.3213% 9/25/34 (e)	1,755,000	1,768,057
Class M3, 4.8913% 9/25/34 (e)	3,355,000	3,404,109
Class M4, 5.0913% 9/25/34 (e)	4,700,000	4,778,629
Series 2004-WCW2 Class A2, 4.0213%
10/25/34 (e)	7,108,042	7,127,703
Series 2005-WCH1:
Class A3B, 3.8613% 1/25/35 (e)	2,775,000	2,779,971
Class M2, 4.1613% 1/25/35 (e)	4,175,000	4,178,118
Class M3, 4.2013% 1/25/35 (e)	3,290,000	3,300,049
Class M5, 4.5213% 1/25/35 (e)	3,095,000	3,112,439
Series 2005-WHQ2 Class M7, 4.8913%
5/25/35 (e)	5,950,000	5,961,287
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 3.7513% 9/25/24 (e)	6,939,735	6,940,437
Class M4, 4.2713% 5/25/35 (e)	6,000,000	6,009,175
Providian Gateway Master Trust Series 2002-B Class A,
4.2713% 6/15/09 (b)(e)	15,000,000	15,030,053
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.2213% 5/25/35 (e)	1,040,000	1,041,906
Series 2005-KS7 Class A1, 3.7413% 8/25/35 (e)	10,336,957	10,336,553

147		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Residential Asset Mortgage Products, Inc. Series
2004-RS10 Class MII2, 4.8913% 10/25/34 (e)		$5,500,000	$ 5,589,799
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.0413% 4/25/33 (e)		718,960	722,167
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.1713% 3/25/35 (e)		4,415,000	4,419,083
Series 2004-2 Class MV1, 4.2213% 8/25/35 (e)		4,495,000	4,508,940
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.9963% 2/15/10 (e)		10,000,000	9,988,630
Series 2002-4 Class B, 3.9963% 8/18/09 (e)		33,300,000	33,301,558
Series 2002-5 Class B, 4.8213% 11/17/09 (e)		30,000,000	30,043,296
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.1613% 2/25/34 (e)		2,910,000	2,912,819
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.2413% 11/25/34 (e)		1,810,000	1,819,449
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.0013% 2/25/34 (e)		988,588	988,548
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.0213% 3/15/11 (b)(e)		10,835,000	10,824,842
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.7713% 6/15/10 (e)		6,840,000	6,837,510
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.0713% 9/25/34 (e)		2,484,410	2,497,289
Series 2003-6HE Class A1, 4.1113% 11/25/33 (e) .		1,694,002	1,697,830
Series 2005-14HE Class AF1, 3.9753%
7/25/36 (c)(e)		8,635,000	8,634,326
Series 2005-8HE Class A1, 3.7613% 7/25/35 (b)(e)		7,545,510	7,552,584
TOTAL ASSET BACKED SECURITIES
(Cost $2,267,221,047)			2,274,549,407

Collateralized Mortgage Obligations 19.9%

Private Sponsor – 13.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.0413% 2/25/35 (e)		8,788,405	8,806,952
Series 2004-4 Class 5A2, 4.0413% 3/25/35 (e)		3,548,579	3,556,560
Series 2005-1 Class 5A2, 3.9713% 5/25/35 (e)		5,931,394	5,935,546
Series 2005-2:
Class 6A2, 3.9213% 6/25/35 (e)		2,701,657	2,701,657
Class 6M2, 4.1213% 6/25/35 (e)		10,145,000	10,144,970
Series 2005-3 Class 8A2, 3.8813% 7/25/35 (e)		18,041,016	18,052,671
Series 2005-4 Class 7A2, 3.8713% 8/25/35 (e)		8,706,150	8,696,626
Series 2005-8 Class 7A2, 3.9213% 11/25/35 (e)		7,415,320	7,415,320

Quarterly Report	148

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (e)	$12,032,638	$ 12,129,371
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.9213% 1/25/35 (e)	19,633,632	19,633,632
Series 2005-2 Class 1A1, 3.8913% 3/25/35 (e)	13,877,479	13,883,985
Series 2005-5 Class 1A1, 3.8613% 7/25/35 (e)	17,879,488	17,868,313
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.0413% 5/25/33 (e)	5,246,117	5,248,471
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 4.0413% 9/25/34 (e)	9,716,375	9,706,834
Series 2005-1 Class 2A1, 3.9313% 3/25/35 (e)	14,081,430	14,081,430
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.0413% 3/25/34 (e) .	5,004,141	5,001,063
Series 2004-AR3 Class 6A2, 4.0113% 4/25/34 (e) .	2,095,752	2,097,771
Series 2004-AR4 Class 5A2, 4.0113% 5/25/34 (e) .	1,887,540	1,886,411
Series 2004-AR5 Class 11A2, 4.0113% 6/25/34 (e)	2,843,140	2,837,403
Series 2004-AR6 Class 9A2, 4.0113% 10/25/34 (e)	3,688,972	3,690,610
Series 2004-AR7 Class 6A2, 4.0213% 8/25/34 (e) .	5,378,470	5,382,257
Series 2004-AR8 Class 8A2, 4.0213% 9/25/34 (e) .	4,193,827	4,201,333
First Horizon Mortgage Passthru Trust floater Series
2004-FL1 Class 2A1, 4.3531% 12/25/34 (e)	4,004,879	3,999,409
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	5,300,000	5,298,758
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,046,696
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,297,516
Series 2005-2 Class C1, 4.32% 12/20/54 (e)	7,975,000	7,975,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,000
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,090,281
Class 1M, 3.84% 3/20/44 (e)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,259
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,175
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,712,086
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,722,619
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,546
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,426,480
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,528

149		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 3.81% 5/19/35 (e)		$11,511,942	$11,470,571
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (e)		2,560,000	2,563,948
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (e)		25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (e)		2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (e)		10,280,000	10,324,975
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 3.7313% 8/25/35 (e)		6,585,551	6,586,257
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.0913% 10/25/34 (e)		4,299,112	4,311,150
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.0113% 3/25/35 (e)		8,296,072	8,294,451
Series 2004-6 Class 1A2, 4.0313% 10/25/34 (e)		3,276,359	3,281,016
Series 2005-1:
Class M1, 4.1013% 4/25/35 (e)		3,139,540	3,136,964
Class M2, 4.1413% 4/25/35 (e)		5,496,406	5,492,970
Class M3, 4.1713% 4/25/35 (e)		1,348,675	1,347,569
Class M4, 4.3913% 4/25/35 (e)		795,940	796,903
Class M5, 4.4113% 4/25/35 (e)		795,940	795,940
Class M6, 4.4613% 4/25/35 (e)		1,273,503	1,273,503
Series 2005-2 Class 1A2, 3.9513% 4/25/35 (e)		12,868,427	12,858,374
Series 2005-3 Class A1, 3.8813% 8/25/35 (e)		14,911,659	14,886,030
Series 2005-4 Class 1B1, 4.9413% 5/25/35 (e)		5,164,225	5,140,824
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.0306% 9/26/45 (b)(e)		15,748,504	15,748,504
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.9113%
3/25/35 (e)		12,089,961	12,102,573
Series 2004-6 Class 4A2, 4.1644% 7/25/34 (e)		5,969,000	5,945,937
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.0313% 3/25/28 (e)		7,618,036	7,657,784
Series 2003-B Class A1, 3.9813% 4/25/28 (e)		7,519,311	7,561,505
Series 2003-D Class A, 3.9513% 8/25/28 (e)		7,034,343	7,044,961
Series 2003-E Class A2, 4.3831% 10/25/28 (e)		9,930,177	9,940,688
Series 2003-F Class A2, 3.7075% 10/25/28 (e)		12,423,900	12,422,354
Series 2004-A Class A2, 3.6175% 4/25/29 (e)		10,747,877	10,732,598
Series 2004-B Class A2, 3.79% 6/25/29 (e)		8,250,570	8,229,508
Series 2004-C Class A2, 3.95% 7/25/29 (e)		12,176,450	12,142,740
Series 2004-D Class A2, 4.4131% 9/25/29 (e)		9,278,452	9,287,186

Quarterly Report	150

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: -
continued
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	$ 8,135,716	$ 8,118,693
Class A2D, 3.9175% 11/25/29 (e)	1,892,027	1,900,045
Series 2004-G Class A2, 3.95% 11/25/29 (e)	3,691,637	3,689,996
Series 2005-A Class A2, 3.38% 2/25/30 (e)	10,271,398	10,270,670
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.4913% 10/25/32 (e)	3,887,363	3,905,238
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.0113% 12/25/34 (e)	4,802,679	4,814,328
Class A2, 4.0913% 12/25/34 (e)	6,497,234	6,545,823
Series 2005-2 Class 1A1, 3.9013% 5/25/35 (e)	4,975,556	4,970,198
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 3.9313% 7/25/35 (e)	18,888,551	18,899,617
Permanent Financing No. 1 PLC floater Series 1 Class
2C, 4.5594% 6/10/42 (e)	1,745,000	1,745,783
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.0994% 6/10/42 (e)	15,400,000	15,471,742
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,244,891
Series 3 Class C, 4.1994% 6/10/42 (e)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	3,991,909
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,177
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,396
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,850,374
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,164,420
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,944,194
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	4,504,635	4,604,762
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (c)(e)	5,145,000	5,132,940
Residential Finance LP/Residential Finance
Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (b)(e)	5,484,404	5,566,670

151		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Residential Finance LP/Residential Finance
Development Corp. floater Series 2003-A: –
continued
Class B5, 5.7% 3/10/35 (b)(e)		$ 5,675,843	$5,800,941
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.1413% 11/25/34 (e) .		2,611,398	2,621,514
Series 2003-RP2 Class A1, 4.0913% 6/25/33 (b)(e)		3,701,596	3,713,034
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (e)		10,470,533	10,471,639
Series 2003-7 Class A2, 3.835% 1/20/34 (e)		9,011,576	9,002,789
Series 2004-1 Class A, 4.34% 2/20/34 (e)		5,887,961	5,879,451
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)		9,918,731	9,906,947
Series 2004-3 Class A, 3.5463% 5/20/34 (e)		10,030,436	10,001,491
Series 2004-4 Class A, 3.5881% 5/20/34 (e)		12,568,231	12,543,333
Series 2004-5 Class A3, 3.77% 6/20/34 (e)		8,352,806	8,346,281
Series 2004-6:
Class A3A, 3.9375% 6/20/35 (e)		7,268,066	7,261,833
Class A3B, 4.08% 7/20/34 (e)		908,508	907,627
Series 2004-7:
Class A3A, 4.365% 8/20/34 (e)		7,015,247	7,011,807
Class A3B, 4.59% 7/20/34 (e)		1,262,357	1,265,499
Series 2004-8 Class A2, 4.41% 9/20/34 (e)		13,070,755	13,079,296
Series 2005-1 Class A2, 4.1% 2/20/35 (e)		6,868,235	6,865,177
Series 2005-2 Class A2, 4.29% 3/20/35 (e)		13,167,148	13,167,148
Series 2005-3 Class A1, 3.8094% 5/20/35 (e)		8,826,415	8,807,160
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 3.9513% 7/25/35 (e)		10,981,236	10,981,237
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.0413% 9/25/33 (b)(e)		2,359,498	2,360,868
Thornburg Mortgage Securities Trust floater Series
2004-3 Class A, 4.0113% 9/25/34 (e)		21,391,357	21,434,670
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.8713%
4/25/45 (e)		6,066,850	6,067,279
Series 2005-AR11 Class A1C1, 3.8413%
8/25/45 (e)		14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6986% 8/25/34 (e)		19,880,000	19,791,749
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e) .		30,270,153	30,041,955

TOTAL PRIVATE SPONSOR			879,513,071

Quarterly Report	152

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.0881% 11/18/30 (e)	$1,079,489	$1,087,521
Series 2000-40 Class FA, 4.1413% 7/25/30 (e)	2,417,104	2,427,619
Series 2002-89 Class F, 3.9413% 1/25/33 (e)	3,496,520	3,501,273
target amortization class Series G94-2 Class D,
6.45% 1/25/24	4,596,215	4,724,780
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.9881% 8/18/31 (e)	2,440,496	2,447,376
Series 2001-44 Class FB, 3.9413% 9/25/31 (e)	2,193,751	2,199,310
Series 2001-46 Class F, 3.9881% 9/18/31 (e)	6,318,004	6,350,578
Series 2002-11 Class QF, 4.1413% 3/25/32 (e)	4,398,421	4,431,631
Series 2002-36 Class FT, 4.1413% 6/25/32 (e)	1,472,605	1,484,454
Series 2002-64 Class FE, 3.9381% 10/18/32 (e) .	2,147,079	2,156,174
Series 2002-65 Class FA, 3.9413% 10/25/17 (e)	2,449,258	2,454,575
Series 2002-74 Class FV, 4.0913% 11/25/32 (e) .	8,116,229	8,172,344
Series 2003-11:
Class DF, 4.0913% 2/25/33 (e)	2,999,873	3,020,770
Class EF, 4.0913% 2/25/33 (e)	2,330,473	2,340,501
Series 2003-63 Class F1, 3.9413% 11/25/27 (e) .	6,163,272	6,166,337
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	992,126	990,848
Series 2001-62 Class PG, 6.5% 10/25/30	3,589,973	3,596,485
Series 2001-76 Class UB, 5.5% 10/25/13	1,023,076	1,022,574
Series 2002-16 Class QD, 5.5% 6/25/14	305,584	306,372
Series 2002-28 Class PJ, 6.5% 3/25/31	4,383,380	4,385,651
Series 2002-8 Class PD, 6.5% 7/25/30	2,998,991	3,008,342
Series 2003-119 Class FK, 4.1413% 5/25/18 (e)	2,500,000	2,523,390
Series 2005-45 Class XA, 3.9813% 6/25/35 (e)	75,794,829	75,741,447
Series 2005-72 Class FG, 3.8913% 5/25/35 (e)	51,392,890	51,208,416
Freddie Mac:
floater Series 2510 Class FE, 3.9713% 10/15/32 (e)	5,881,918	5,912,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	794,738	793,631
Series 2353 Class PC, 6.5% 9/15/15	1,204,323	1,206,500
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
3.7713% 7/15/31 (e)	5,099,188	5,097,275

153 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.5513% 1/15/32 (e)	$10,270,000	$10,473,414
Class PF, 4.5513% 12/15/31 (e)	8,125,000	8,323,590
Series 2410 Class PF, 4.5513% 2/15/32 (e)	18,644,444	19,063,674
Series 2474 Class FJ, 3.9213% 7/15/17 (e)	4,454,886	4,451,354
Series 2526 Class FC, 3.9713% 11/15/32 (e)	3,304,091	3,319,786
Series 2538 Class FB, 3.9713% 12/15/32 (e)	6,393,196	6,430,979
Series 2551 Class FH, 4.0213% 1/15/33 (e)	3,190,479	3,203,654
Series 2861 Class JF, 3.8713% 4/15/17 (e)	7,023,112	7,020,070
Series 2994 Class FB, 3.7213% 6/15/20 (e)	6,879,155	6,861,077
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	11,332,854	11,380,644
Series 2394 Class ND, 6% 6/15/27	867,862	867,932
Series 2395 Class PE, 6% 2/15/30	5,112,844	5,142,973
Series 2398 Class DK, 6.5% 1/15/31	318,376	318,601
Series 2410 Class ML, 6.5% 12/15/30	1,580,304	1,585,186
Series 2420 Class BE, 6.5% 12/15/30	1,821,502	1,824,289
Series 2443 Class TD, 6.5% 10/15/30	2,363,199	2,372,240
Series 2461 Class PG, 6.5% 1/15/31	2,451,060	2,473,045
Series 2483 Class DC, 5.5% 7/15/14	717,176	716,118
Series 2556 Class PM, 5.5% 2/15/16	513,939	513,276
Series 2776 Class UJ, 4.5% 5/15/20 (f)	6,885,551	335,496
Series 2828 Class JA, 4.5% 1/15/10	11,423,301	11,449,968
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	489,982	489,658
Series 2480 Class QW, 5.75% 2/15/30	497,945	497,164
Series 2395 Class FA, 4.1713% 6/15/29 (e)	1,138,601	1,145,889
Series 3013 Class AF, 3.73% 5/15/35 (e)	81,010,787	80,960,157
Series 3033 Class TF, 0% 5/15/30 (c)(e)	854,545	828,909
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 3.9225% 5/16/23 (e)	2,931,960	2,945,131
Series 2001-50 Class FV, 3.7725% 9/16/27 (e)	8,927,938	8,926,327
Series 2002-24 Class FX, 4.1225% 4/16/32 (e)	2,538,457	2,559,955

Quarterly Report

154

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities
floater: – continued
Series 2002-31 Class FW, 3.9725% 6/16/31 (e)	$ 3,480,207	$ 3,498,998
Series 2002-5 Class KF, 3.9725% 8/16/26 (e)	550,596	550,803

TOTAL U.S. GOVERNMENT AGENCY		419,288,949

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,300,065,096)	1,298,802,020

Commercial Mortgage Securities 5.8%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class A3, 3.8913%
11/15/15 (b)(e)	5,038,226	5,042,036
Series 2005-BOCA:
Class H, 4.5213% 12/15/16 (b)(e)	2,065,000	2,062,094
Class J, 4.6713% 12/15/16 (b)(e)	1,020,000	1,018,566
Class K, 4.9213% 12/15/16 (b)(e)	6,659,000	6,651,329
Series 2005-BBA6:
Class B, 3.8794% 1/15/19 (b)(e)	2,800,000	2,799,999
Class C, 3.9194% 1/15/19 (b)(e)	2,857,948	2,857,948
Class D, 3.9694% 1/15/19 (b)(e)	2,800,000	2,799,999
Class E, 4.0094% 1/15/19 (b)(e)	1,750,000	1,749,999
Class F, 4.0594% 1/15/19 (b)(e)	1,170,000	1,169,999
Class G, 4.0894% 1/15/19 (b)(e)	915,000	915,000
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (b)(e)	6,523,941	6,601,445
Series 2003-2:
Class A, 4.2213% 12/25/33 (b)(e)	13,352,220	13,515,432
Class M1, 4.4913% 12/25/33 (b)(e)	2,172,859	2,208,696
Series 2004-1:
Class A, 4.0013% 4/25/34 (b)(e)	6,326,971	6,338,092
Class B, 5.5413% 4/25/34 (b)(e)	657,348	664,871
Class M1, 4.2013% 4/25/34 (b)(e)	575,179	577,696
Class M2, 4.8413% 4/25/34 (b)(e)	493,011	498,788
Series 2004-2:
Class A, 4.0713% 8/25/34 (b)(e)	6,192,123	6,222,600
Class M1, 4.2213% 8/25/34 (b)(e)	1,996,608	2,004,407
Series 2004-3:
Class A1, 4.0113% 1/25/35 (b)(e)	6,547,916	6,570,836

155		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class A2, 4.0613% 1/25/35 (b)(e)		$910,065	$913,271
Class M1, 4.1413% 1/25/35 (b)(e)		1,091,319	1,092,795
Class M2, 4.6413% 1/25/35 (b)(e)		711,730	715,963
Series 2005-2A:
Class M1, 4.1113% 8/25/35 (b)(e)		1,293,460	1,293,460
Class M2, 4.1313% 8/25/35 (b)(e)		2,129,234	2,129,234
Class M3, 4.1913% 8/25/35 (b)(e)		1,179,038	1,179,038
Class M4, 4.3413% 8/25/35 (b)(e)		1,084,516	1,084,516
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.1713% 4/14/15 (b)(e)		1,344,296	1,348,971
Class KFCM, 5.4213% 4/14/15 (b)(e)		1,436,661	1,441,923
Class LFCM, 5.8213% 4/14/15 (b)(e)		1,601,905	1,602,411
Class MFCM, 6.1213% 4/14/15 (b)(e)		2,218,251	2,219,030
Series 2004-BBA3 Class E, 4.2713% 6/15/17 (b)(e) .		10,415,000	10,416,162
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.02% 12/12/13 (b)(e)		896,672	897,505
Class C, 4.37% 12/12/13 (b)(e)		1,793,345	1,800,844
COMM floater:
Series 2001-FL5A Class E, 5.0713% 11/15/13 (b)(e)		3,021,068	3,020,002
Series 2002-FL6:
Class F, 5.0213% 6/14/14 (b)(e)		11,163,000	11,185,818
Class G, 5.4713% 6/14/14 (b)(e)		5,000,000	4,999,815
Series 2003-FL9 Class B, 4.0713% 11/15/15 (b)(e)		10,354,700	10,381,058
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.8713% 9/15/14 (b)(e)		3,570,000	3,573,243
Class G, 4.5513% 9/15/14 (b)(e)		1,345,000	1,345,524
Class H, 4.6513% 9/15/14 (b)(e)		1,430,000	1,430,556
Class J, 5.1713% 9/15/14 (b)(e)		490,000	491,447
Class K, 5.5713% 9/15/14 (b)(e)		770,000	771,479
Class L, 5.7713% 9/15/14 (b)(e)		625,000	624,730
Series 2004-HTL1:
Class B, 4.0213% 7/15/16 (b)(e)		495,379	495,708
Class D, 4.1213% 7/15/16 (b)(e)		1,125,628	1,125,793
Class E, 4.3213% 7/15/16 (b)(e)		805,726	806,016
Class F, 4.3713% 7/15/16 (b)(e)		852,671	853,173
Class H, 4.8713% 7/15/16 (b)(e)		2,472,312	2,473,111
Class J, 5.0213% 7/15/16 (b)(e)		950,314	950,620
Class K, 5.9213% 7/15/16 (b)(e)		1,069,720	1,069,318

Quarterly Report	156

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Commercial Mortgage Pass-Through Certificates floater
Series 2005-F10A:
Class B, 3.8013% 4/15/17 (b)(e)		$7,080,000	$7,074,277
Class C, 3.8413% 4/15/17 (b)(e)		3,006,000	3,000,139
Class D, 3.8813% 4/15/17 (b)(e)		2,440,000	2,437,555
Class E, 3.9413% 4/15/17 (b)(e)		1,821,000	1,819,176
Class F, 3.9813% 4/15/17 (b)(e)		1,035,000	1,034,698
Class G, 4.1213% 4/15/17 (b)(e)		1,035,000	1,034,943
Class H, 4.1913% 4/15/17 (b)(e)		1,035,000	1,034,332
Class I, 4.4213% 4/15/17 (b)(e)		335,000	334,587
Class MOA3, 3.8713% 3/15/20 (b)(e)		4,590,000	4,589,755
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 4.1481%
11/18/12 (b)(e)		3,675,000	3,674,934
Series 2003-TF2A Class A2, 3.8913%
11/15/14 (b)(e)		9,500,000	9,500,149
Series 2004-FL1 Class B, 4.0213% 5/15/14 (b)(e)	.	11,230,000	11,235,077
Series 2004-HC1:
Class A2, 4.0713% 12/15/21 (b)(e)		1,475,000	1,474,997
Class B, 4.3213% 12/15/21 (b)(e)		3,835,000	3,834,992
Series 2004-TF2A Class E, 3.9913%
11/15/19 (b)(e)		4,450,000	4,456,604
Series 2004-TFL1:
Class A2, 3.7613% 2/15/14 (b)(e)		7,005,000	7,006,141
Class E, 4.1213% 2/15/14 (b)(e)		2,800,000	2,803,382
Class F, 4.1713% 2/15/14 (b)(e)		2,325,000	2,328,560
Class G, 4.4213% 2/15/14 (b)(e)		1,875,000	1,879,862
Class H, 4.6713% 2/15/14 (b)(e)		1,400,000	1,403,528
Class J, 4.9713% 2/15/14 (b)(e)		750,000	753,503
Series 2005-TF2A Class F, 4.0713%
11/15/19 (b)(e)		1,540,000	1,542,282
Series 2005-TFLA:
Class C, 3.8113% 2/15/20 (b)(e)		5,650,000	5,649,989
Class E, 3.9013% 2/15/20 (b)(e)		3,955,000	3,954,992
Class F, 3.9513% 2/15/20 (b)(e)		1,745,000	1,744,997
Class G, 4.0913% 2/15/20 (b)(e)		505,000	504,998
Class H, 4.3213% 2/15/20 (b)(e)		715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		344,007	345,612
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.4206% 2/11/11 (b)(e)	.	52,466	52,411

157 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 3.7188% 11/6/19 (b)(e)		$10,137,774	$10,138,781
ISTAR Asset Receivables Trust floater Series 2002-1A
Class A2, 4.0206% 5/28/20 (b)(e)		2,675,967	2,676,545
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.0475% 4/10/15 (b)(e)		8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 4.3213% 6/15/19 (b)(e)		3,325,000	3,325,000
Class WJ, 4.5213% 6/15/19 (b)(e)		2,045,000	2,045,000
Class WK, 4.9213% 6/15/19 (b)(e)		3,065,000	3,065,000
Series 2005-FL1A Class WX1, 1.2068%
6/15/19 (b)(e)(f)		240,000,000	2,320,800
Lehman Brothers Floating Rate Commercial Mortgage
Trust:
floater:
Series 2003-C4A:
Class F, 5.8206% 7/11/15 (b)(e)		813,387	813,886
Class H, 6.5706% 7/11/15 (b)(e)		8,267,264	8,274,757
Series 2003 LLFA:
Class A2, 3.9613% 12/16/14 (b)(e)		11,700,000	11,705,997
Class B, 4.1713% 12/16/14 (b)(e)		4,615,000	4,624,729
Class C, 4.2713% 12/16/14 (b)(e)		4,982,000	4,995,169
Series 2005-LLFA Class FAIR, 5.2213%
7/15/18 (b)(e)		4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.781% 8/15/19 (b)(e)		6,705,000	6,704,476
Class C, 3.811% 8/15/19 (b)(e)		525,000	524,938
Class D, 3.831% 8/15/19 (b)(e)		1,915,000	1,914,850
Class E, 3.851% 8/15/19 (b)(e)		1,745,000	1,744,864
Class F, 3.891% 8/15/19 (b)(e)		1,220,000	1,219,857
Class G, 3.941% 8/15/19 (b)(e)		870,000	869,898
Class H, 3.961% 8/15/19 (b)(e)		695,000	694,919
Class J, 4.031% 8/15/19 (b)(e)		525,000	524,938
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 5.7% 8/5/14 (b)(e)		7,603,103	7,602,955
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.3713% 2/15/13 (b)(e)		4,711,321	4,701,085
Class D, 4.3713% 2/15/13 (b)(e)		4,000,000	3,987,825
Series 2003-CDCA:
Class HEXB, 5.4713% 2/15/15 (b)(e)		770,000	772,258

Quarterly Report	158

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.: -
continued
floater:
Series 2003-CDCA:
Class JEXB, 5.6713% 2/15/15 (b)(e)	$1,300,000	$ 1,303,811
Class KEXB, 6.0713% 2/15/15 (b)(e)	960,000	961,248
Series 2000-NL1 Class E, 6.8326% 10/15/30 (b)(e) .	3,629,073	3,640,859
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 3.9113% 5/15/09 (b)(e)	18,000,000	18,006,104
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.12% 3/24/18 (b)(e)	7,107,172	7,107,172
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.7513% 3/15/14 (b)(e)	3,510,000	3,511,049
Class E, 4.0713% 3/15/14 (b)(e)	2,190,000	2,192,223
Class F, 4.1213% 3/15/14 (b)(e)	1,755,000	1,756,715
Class G, 4.1681% 3/15/14 (b)(e)	875,000	876,102
Series 2005-WL5A:
Class KHP1, 3.9213% 1/15/18 (b)(e)	1,745,000	1,744,415
Class KHP2, 4.1213% 1/15/18 (b)(e)	1,745,000	1,747,591
Class KHP3, 4.4213% 1/15/18 (b)(e)	2,060,000	2,061,794
Class KHP4, 4.5213% 1/15/18 (b)(e)	1,600,000	1,602,031
Class KHP5, 4.7213% 1/15/18 (b)(e)	1,855,000	1,845,533
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $378,530,014)		379,339,349

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	30,000,000
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	30,030,486
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,030,486

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,332,608)	26,500,000	26,328,102

159 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 24.7%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.6%, dated 8/31/05 due 9/1/05) (h)		$1,322,572,341	$1,322,440,000
With Goldman Sachs & Co. at 3.66%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 1.86%– 8.5%,
8/10/14 - 8/25/45) (e)(g)		292,653,500	289,998,115
TOTAL CASH EQUIVALENTS
(Cost $1,612,440,000)		1,612,438,115

TOTAL INVESTMENT PORTFOLIO 91.3%
(Cost $5,949,967,761)		5,956,860,513

NET OTHER ASSETS – 8.7%			567,044,132
NET ASSETS 100%		$ 6,523,904,645

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,255,400	$1,043
49 Eurodollar 90 Day Index Contracts	March 2006	48,495,912	(3,202)
32 Eurodollar 90 Day Index Contracts	June 2006	31,668,800	(6,953)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,718,862	(3,896)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,727,000	(5,079)
24 Eurodollar 90 Day Index Contracts	March 2007	23,747,700	(5,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,820,650	(6,993)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,830,800	(6,889)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,840,438	(6,597)
15 Eurodollar 90 Day Index Contracts	March 2008	14,840,250	(7,360)
8 Eurodollar 90 Day Index Contracts	June 2008	7,914,500	818
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,924,838	935

TOTAL EURODOLLAR CONTRACTS			$(49,844)

Quarterly Report

160

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%.	June 2007	$14,000,000	$ (143,108)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(47,876)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	103,807

TOTAL CREDIT DEFAULT SWAP		37,540,000	(87,177)

161 Quarterly Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	$48,200,000	$13,295
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	12,025
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	13,192

Quarterly Report	162

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$1,993
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	10,329

TOTAL TOTAL RETURN SWAP		$ 178,400,000	$50,834

		$ 215,940,000	$(36,343)

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $631,963,659 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,390.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) The maturity amount is based on the rate at period end.

163 Quarterly Report

Investments (Unaudited) continued

(h) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty

$1,322,440,000 due
9/1/05 at 3.6%

Banc of America
Securities LLC.	$254,198,810
Bank of America,
National Association	132,051,331

Barclays Capital Inc.	528,205,322
Countrywide Securities
Corporation	132,051,331
Morgan Stanley & Co.
Incorporated.	231,696,010
UBS Securities LLC	44,237,196
$ 1,322,440,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,949,607,071. Net unrealized appreciation aggregated $7,253,442, of which $11,183,359 related to appreciated investment securities and $3,929,917 related to depreciated investment securities.

Quarterly Report

164

Quarterly Holdings Report for Fidelity® Advisor Dividend Growth Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805738.101 ADGF QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 91.7%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.7%
Hotels, Restaurants & Leisure 0.7%
Carnival Corp. unit	117,000	$5,773
McDonald’s Corp.	708,700	22,997
Royal Caribbean Cruises Ltd.	104,200	4,451
		33,221
Media – 5.4%
Clear Channel Communications, Inc.	5,885,400	195,984
E.W. Scripps Co. Class A	83,600	4,180
News Corp. Class A	1,938,600	31,425
Omnicom Group, Inc.	132,500	10,658
Tribune Co.	405,500	15,235
		257,482
Specialty Retail – 5.6%
Home Depot, Inc.	6,149,595	247,952
TJX Companies, Inc.	798,500	16,697
		264,649

TOTAL CONSUMER DISCRETIONARY		555,352

CONSUMER STAPLES 6.5%
Beverages – 0.4%
PepsiCo, Inc.	362,235	19,869
Food & Staples Retailing – 4.2%
CVS Corp.	3,552,200	104,328
Safeway, Inc.	2,057,000	48,813
Wal-Mart Stores, Inc.	947,700	42,609
		195,750
Personal Products 0.3%
Alberto-Culver Co.	344,300	14,788
Tobacco 1.6%
Altria Group, Inc.	1,077,920	76,209

TOTAL CONSUMER STAPLES		306,616

ENERGY 4.3%
Energy Equipment & Services – 3.0%
Diamond Offshore Drilling, Inc.	613,800	36,251
ENSCO International, Inc.	559,090	22,844

Quarterly Report

166

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Energy Equipment & Services – continued
GlobalSantaFe Corp.	927,247	$43,469
Transocean, Inc. (a)	644,900	38,075
		140,639
Oil, Gas & Consumable Fuels – 1.3%
ConocoPhillips	902,000	59,478
Exxon Mobil Corp.	48,400	2,899
		62,377

TOTAL ENERGY		203,016

FINANCIALS – 20.9%
Capital Markets 2.9%
Goldman Sachs Group, Inc.	556,500	61,872
Merrill Lynch & Co., Inc.	861,400	49,238
Morgan Stanley	324,700	16,517
Nuveen Investments, Inc. Class A	266,800	10,032
		137,659
Commercial Banks – 4.1%
Bank of America Corp.	2,677,740	115,223
Wachovia Corp.	642,171	31,865
Wells Fargo & Co.	750,900	44,769
		191,857
Consumer Finance – 0.1%
Capital One Financial Corp.	79,200	6,513
Diversified Financial Services – 1.5%
Citigroup, Inc.	1,638,686	71,725
Insurance – 10.0%
ACE Ltd.	894,900	39,743
AFLAC, Inc.	98,000	4,236
AMBAC Financial Group, Inc.	390,700	26,794
American International Group, Inc.	4,528,692	268,099
Hartford Financial Services Group, Inc.	1,082,500	79,077
MBIA, Inc.	395,700	22,939
MetLife, Inc.	708,300	34,693
		475,581
Thrifts & Mortgage Finance – 2.3%
Fannie Mae	1,333,780	68,076

167 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
MGIC Investment Corp.	408,230	$25,486
Washington Mutual, Inc.	342,700	14,249
		107,811

TOTAL FINANCIALS		991,146

HEALTH CARE – 16.7%
Health Care Providers & Services – 6.5%
Cardinal Health, Inc.	5,114,805	304,893
Pharmaceuticals – 10.2%
Johnson & Johnson	1,427,500	90,489
Pfizer, Inc.	6,638,400	169,080
Wyeth	4,906,300	224,659
		484,228

TOTAL HEALTH CARE		789,121

INDUSTRIALS – 8.3%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	624,000	23,887
United Technologies Corp.	378,400	18,920
		42,807
Commercial Services & Supplies – 0.2%
ChoicePoint, Inc. (a)	282,433	12,125
Industrial Conglomerates – 6.4%
3M Co.	697,600	49,634
General Electric Co.	5,586,020	187,746
Tyco International Ltd.	2,440,400	67,916
		305,296
Machinery – 0.5%
Ingersoll-Rand Co. Ltd. Class A	299,900	23,878
Marine – 0.1%
Alexander & Baldwin, Inc.	73,780	3,867
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	142,300	7,545

TOTAL INDUSTRIALS		395,518

Quarterly Report

168

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – 16.9%
Communications Equipment – 3.3%
Cisco Systems, Inc. (a)	5,758,500	$101,465
Comverse Technology, Inc. (a)	322,100	8,304
Motorola, Inc.	129,080	2,824
Nokia Corp. sponsored ADR	2,150,500	33,913
QUALCOMM, Inc.	298,100	11,838
		158,344
Computers & Peripherals – 2.6%
Dell, Inc. (a)	1,650,800	58,768
International Business Machines Corp.	816,900	65,858
		124,626
Electronic Equipment & Instruments – 0.2%
Flextronics International Ltd. (a)	534,600	6,982
Semiconductors & Semiconductor Equipment – 3.2%
Analog Devices, Inc.	82,500	3,007
Applied Materials, Inc.	1,920,000	35,155
Intel Corp.	3,357,760	86,362
KLA Tencor Corp.	211,100	10,715
Lam Research Corp. (a)	296,900	9,412
Novellus Systems, Inc. (a)	190,200	5,099
		149,750
Software 7.6%
BEA Systems, Inc. (a)	1,311,548	11,568
Microsoft Corp.	9,747,423	267,079
Symantec Corp. (a)	3,796,920	79,659
		358,306

TOTAL INFORMATION TECHNOLOGY		798,008

MATERIALS 0.3%
Chemicals – 0.3%
Praxair, Inc.	276,200	13,340

TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 5.8%
BellSouth Corp.	1,546,800	40,665
Qwest Communications International, Inc. (a)	7,117,500	27,758
SBC Communications, Inc.	8,508,800	204,892
		273,315

169 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	644,344	$16,708
TOTAL TELECOMMUNICATION SERVICES		290,023

TOTAL COMMON STOCKS
(Cost $4,072,690)		4,342,140
Convertible Bonds 0.1%
	Principal
	Amount (000s)

INFORMATION TECHNOLOGY – 0.1%
Communications Equipment – 0.1%
CIENA Corp. 3.75% 2/1/08	$2,130	1,912
TOTAL CONVERTIBLE BONDS
(Cost $2,051)		1,912
U.S. Treasury Obligations 0.0%

U.S. Treasury Bills, yield at date of purchase 3.17%
10/13/05 (c)
(Cost $1,793)	1,800	1,793
Money Market Funds 8.0%
	Shares
Fidelity Cash Central Fund, 3.6% (b)
(Cost $376,111)	376,111,283	376,111

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $4,452,645)		4,721,956

NET OTHER ASSETS – 0.2%		11,625
NET ASSETS 100%	$	4,733,581
Quarterly Report

170

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
103 S&P 500 Index Contracts	Sept. 2005	$31,451	$393

The face value of futures purchased as a percentage of net assets – 0.7%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,793,000.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $4,476,672,000. Net
unrealized appreciation aggregated
$245,284,000, of which $524,132,000
related to appreciated investment securities
and $278,848,000 related to depreciated
investment securities.

171 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

172

Quarterly Holdings Report for Fidelity® Advisor Dynamic Capital Appreciation Fund Class A Class T Class B Class C Institutional Class August 31, 2005

1.805756.101 ARG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.4%

		Shares	Value

CONSUMER DISCRETIONARY – 29.7%
Auto Components 0.2%
Delphi Corp.		69,400	$385,170
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A (a)		2,600	204,516
Career Education Corp. (a)		13,600	533,120
			737,636
Hotels, Restaurants & Leisure 2.0%
Carnival Corp. unit		30,700	1,514,738
Ctrip.com International Ltd. sponsored ADR		1,600	90,544
Kerzner International Ltd. (a)		12,200	696,010
Las Vegas Sands Corp.		7,600	268,204
Life Time Fitness, Inc. (a)		7,700	257,950
Royal Caribbean Cruises Ltd.		30,800	1,315,776
Starbucks Corp. (a)		4,200	205,968
WMS Industries, Inc. (a)		14,100	408,336
Wynn Resorts Ltd. (a)		3,900	186,108
			4,943,634
Household Durables – 9.3%
Avatar Holdings, Inc. (a)		800	42,992
D.R. Horton, Inc.		216,800	8,004,256
Harman International Industries, Inc.		31,600	3,267,440
KB Home		48,100	3,567,096
M.D.C. Holdings, Inc		7,600	580,488
Pulte Homes, Inc.		11,400	982,680
Ryland Group, Inc.		15,300	1,107,108
Toll Brothers, Inc. (a)		114,300	5,492,115
			23,044,175
Internet & Catalog Retail 9.2%
Blue Nile, Inc. (a)		42,200	1,426,782
eBay, Inc. (a)		508,560	20,591,594
GSI Commerce, Inc. (a)		38,900	700,589
Provide Commerce, Inc. (a)		3,900	99,528
			22,818,493
Media – 5.0%
DreamWorks Animation SKG, Inc. Class A		6,300	163,926
E.W. Scripps Co. Class A		2,400	120,000
Getty Images, Inc. (a)		41,800	3,577,662
NTL, Inc. (a)		8,744	558,567
Omnicom Group, Inc.		19,100	1,536,404
Pixar (a)		11,700	513,630

Quarterly Report	174

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Media – continued
Univision Communications, Inc. Class A (a)		63,000	$ 1,694,700
Walt Disney Co.		11,500	289,685
XM Satellite Radio Holdings, Inc. Class A (a)		114,900	4,050,225
			12,504,799
Multiline Retail – 0.2%
Sears Holdings Corp. (a)		3,100	421,166
Specialty Retail – 3.5%
Best Buy Co., Inc.		7,600	362,216
Chico’s FAS, Inc. (a)		177,000	6,143,670
Dick’s Sporting Goods, Inc. (a)		8,300	262,612
Guitar Center, Inc. (a)		2,100	120,540
Urban Outfitters, Inc. (a)		26,600	1,480,556
Zumiez, Inc.		7,800	257,244
			8,626,838

TOTAL CONSUMER DISCRETIONARY			73,481,911

ENERGY 18.1%
Energy Equipment & Services – 12.7%
Baker Hughes, Inc.		38,300	2,250,125
BJ Services Co.		30,700	1,936,556
ENSCO International, Inc.		11,100	453,546
GlobalSantaFe Corp.		54,100	2,536,208
Grant Prideco, Inc. (a)		168,200	6,199,852
Grey Wolf, Inc. (a)		29,000	227,070
Halliburton Co.		59,300	3,674,821
Nabors Industries Ltd. (a)		34,600	2,318,200
National Oilwell Varco, Inc. (a)		86,350	5,544,534
Pride International, Inc. (a)		164,000	4,149,200
Rowan Companies, Inc.		20,509	762,935
Schlumberger Ltd. (NY Shares)		6,500	560,495
Smith International, Inc.		15,200	528,048
Weatherford International Ltd. (a)		5,201	352,160
			31,493,750
Oil, Gas & Consumable Fuels – 5.4%
ConocoPhillips		11,700	771,498
Frontline Ltd. (b)		23,000	1,072,828
Frontline Ltd. (NY Shares)		17,800	832,328
General Maritime Corp.		7,800	291,408
Goodrich Petroleum Corp. (a)		13,400	291,986

	175		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
OMI Corp.		84,200	$1,610,746
Peabody Energy Corp.		7,800	559,026
Pioneer Natural Resources Co.		11,800	582,920
Pogo Producing Co.		7,800	436,800
Teekay Shipping Corp.		54,900	2,533,635
Top Tankers, Inc.		139,300	2,146,613
Tsakos Energy Navigation Ltd.		16,700	647,626
Valero Energy Corp.		15,600	1,661,400
			13,438,814

TOTAL ENERGY			44,932,564

FINANCIALS – 4.0%
Capital Markets 3.7%
Ameritrade Holding Corp. (a)		125,000	2,487,500
Calamos Asset Management, Inc. Class A		31,100	837,834
E*TRADE Financial Corp. (a)		191,900	3,070,400
Goldman Sachs Group, Inc.		4,400	489,192
Greenhill & Co., Inc.		11,700	470,574
Lazard Ltd. Class A		18,900	480,438
Merrill Lynch & Co., Inc.		11,700	668,772
optionsXpress Holdings, Inc.		27,700	475,055
UBS AG (NY Shares)		3,000	246,300
			9,226,065
Diversified Financial Services – 0.1%
JPMorgan Chase & Co.		6,800	230,452
Thrifts & Mortgage Finance – 0.2%
Countrywide Financial Corp.		7,833	264,677
Golden West Financial Corp., Delaware		2,300	140,277
			404,954

TOTAL FINANCIALS			9,861,471

HEALTH CARE – 6.6%
Biotechnology – 0.7%
Affymetrix, Inc. (a)		11,400	564,186
Celgene Corp. (a)		6,600	331,320
Genentech, Inc. (a)		5,100	479,094
OSI Pharmaceuticals, Inc. (a)		12,900	423,120
			1,797,720

Quarterly Report	176

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – 0.8%
Aspect Medical Systems, Inc. (a)		42,100	$ 1,278,156
Cyberonics, Inc. (a)		6,900	264,132
Cytyc Corp. (a)		14,800	369,260
Gen-Probe, Inc. (a)		430	19,574
			1,931,122
Health Care Providers & Services – 4.9%
PacifiCare Health Systems, Inc. (a)		1,700	128,146
UnitedHealth Group, Inc.		227,400	11,711,100
VCA Antech, Inc. (a)		7,800	187,122
			12,026,368
Pharmaceuticals – 0.2%
Atherogenics, Inc. (a)		27,000	479,520

TOTAL HEALTH CARE			16,234,730

INDUSTRIALS – 1.5%
Airlines – 0.1%
Northwest Airlines Corp. (a)		57,200	287,716
Commercial Services & Supplies – 0.9%
51job, Inc. sponsored ADR		7,300	110,303
Monster Worldwide, Inc. (a)		58,600	1,830,664
Robert Half International, Inc.		9,600	323,328
			2,264,295
Electrical Equipment – 0.0%
Rockwell Automation, Inc.		1,600	83,264
Machinery – 0.1%
Pentair, Inc.		7,700	303,996
Marine – 0.1%
Stolt-Nielsen SA Class B sponsored ADR		7,800	302,016
Road & Rail 0.3%
Landstar System, Inc.		16,000	581,120

TOTAL INDUSTRIALS			3,822,407

INFORMATION TECHNOLOGY – 36.6%
Communications Equipment – 6.3%
F5 Networks, Inc. (a)		29,200	1,205,668
Juniper Networks, Inc. (a)		169,700	3,858,978
Nokia Corp. sponsored ADR		114,800	1,810,396

	177		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
QUALCOMM, Inc.		41,200	$1,636,052
Research In Motion Ltd. (a)		91,690	7,165,731
			15,676,825
Computers & Peripherals – 2.2%
Apple Computer, Inc. (a)		102,800	4,824,404
Network Appliance, Inc. (a)		11,600	275,384
Seagate Technology		18,700	310,233
Tidel Technologies, Inc. (a)		2,248	719
			5,410,740
Electronic Equipment & Instruments – 0.1%
Cogent, Inc.		3,800	102,144
DTS, Inc. (a)		2,300	42,159
			144,303
Internet Software & Services – 19.4%
Baidu.com, Inc. ADR		9,300	753,979
Digitas, Inc. (a)		15,500	181,660
Google, Inc. Class A (sub. vtg.)		88,545	25,323,870
Loudeye Corp. (a)		15,700	16,642
Marchex, Inc. Class B (a)		23,300	342,044
Sina Corp. (a)		11,500	330,625
Yahoo! Japan Corp		1,879	4,449,097
Yahoo!, Inc. (a)		500,600	16,690,004
			48,087,921
IT Services – 0.1%
Cognizant Technology Solutions Corp. Class A (a)		4,800	218,544
Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.		30,900	1,126,305
ASML Holding NV (NY Shares) (a)		22,200	375,180
Freescale Semiconductor, Inc. Class B (a)		33,261	800,925
Intel Corp.		64,300	1,653,796
Lam Research Corp. (a)		8,000	253,600
Linear Technology Corp.		16,700	633,431
National Semiconductor Corp.		40,800	1,017,144
NVIDIA Corp. (a)		23,100	708,708
Silicon Laboratories, Inc. (a)		2,800	86,884
Teradyne, Inc. (a)		33,200	557,760
			7,213,733
Software 5.6%
Activision, Inc. (a)		2,000	44,700

Quarterly Report	178

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Autonomy Corp. PLC (a)	38,100	$239,063
BEA Systems, Inc. (a)	58,000	511,560
Convera Corp. Class A (a)	7,600	76,304
Hyperion Solutions Corp. (a)	1,700	73,729
Net 1 UEPS Technologies, Inc. (a)	600	14,838
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	11,500	382,490
Symantec Corp. (a)	482,533	10,123,542
Take-Two Interactive Software, Inc. (a)	87,450	2,081,310
THQ, Inc. (a)	7,600	255,436
		13,802,972

TOTAL INFORMATION TECHNOLOGY		90,555,038

MATERIALS 1.4%
Chemicals – 1.1%
Lyondell Chemical Co.	15,900	410,220
Monsanto Co.	17,500	1,117,200
Mosaic Co. (a)	67,300	1,086,895
		2,614,315
Metals & Mining – 0.3%
Apex Silver Mines Ltd. (a)	64,400	844,928

TOTAL MATERIALS		3,459,243

TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
Hutchison Telecommunications International Ltd.
sponsored ADR	67,500	1,225,125
Nextel Partners, Inc. Class A (a)	18,000	472,320
Sprint Nextel Corp.	75,856	1,966,946
		3,664,391

TOTAL COMMON STOCKS
(Cost $218,144,731)		246,011,755

179 Quarterly Report

Investments (Unaudited) continued

Convertible Preferred Stocks	0.0%
		Shares	Value
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(c)		2,200	$0
Procket Networks, Inc. Series C (a)(c)		202,511	2
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,033,003)			2
Money Market Funds 12.5%
Fidelity Securities Lending Cash Central Fund, 3.61% (d)(e)
(Cost $30,947,400)		30,947,400	30,947,400
TOTAL INVESTMENT PORTFOLIO 111.9%
(Cost $251,125,134)			276,959,157
NET OTHER ASSETS (11.9)%			(29,379,410)

NET ASSETS 100%			$ 247,579,747

Quarterly Report

180

Legend

(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,072,828 or 0.4% of net assets.

(c) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Chorum
Technologies, Inc.
Series E	9/19/00	$37,928
Procket Networks,
Inc. Series C	2/9/01	$1,999,999

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request. (e) Investment made with cash collateral received from securities on loan.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $251,795,150. Net unrealized appreciation aggregated $25,164,007, of which $35,394,409 related to appreciated investment securities and $10,230,402 related to depreciated investment securities.

Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

182

Quarterly Holdings Report for Fidelity® Advisor Equity Growth Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805739.101 EPG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 97.8%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.5%
Diversified Consumer Services – 0.6%
Weight Watchers International, Inc. (a)	829,300	$46,947
Hotels, Restaurants & Leisure 0.5%
Carnival Corp. unit	446,000	22,006
Royal Caribbean Cruises Ltd.	468,000	19,993
		41,999
Internet & Catalog Retail 1.1%
eBay, Inc. (a)	2,277,500	92,216
Media – 2.6%
E.W. Scripps Co. Class A	628,525	31,426
Gestevision Telecinco SA	199,389	4,625
Lamar Advertising Co. Class A (a)	871,340	35,045
Omnicom Group, Inc.	702,900	56,541
Warner Music Group Corp.	774,300	13,798
WPP Group PLC sponsored ADR	431,900	22,316
XM Satellite Radio Holdings, Inc. Class A (a)	1,249,316	44,038
		207,789
Multiline Retail – 2.5%
Dollar General Corp.	1,271,500	24,235
Dollar Tree Stores, Inc. (a)	1,319,800	30,052
Fred’s, Inc. Class A	1,743,756	24,430
Kohl’s Corp. (a)	1,060,600	55,628
Nordstrom, Inc.	995,700	33,436
Target Corp.	741,800	39,872
		207,653
Specialty Retail – 3.9%
Bed Bath & Beyond, Inc. (a)	855,900	34,707
Best Buy Co., Inc.	1,294,475	61,695
GameStop Corp. Class A (a)	216,000	7,290
Guitar Center, Inc. (a)	508,356	29,180
Home Depot, Inc.	2,555,400	103,034
Lowe’s Companies, Inc.	594,300	38,219
Staples, Inc.	1,862,950	40,910
		315,035
Textiles, Apparel & Luxury Goods – 0.3%
Carter’s, Inc. (a)	421,700	22,945

TOTAL CONSUMER DISCRETIONARY		934,584

Quarterly Report

184

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – 13.3%
Beverages – 2.5%
Brown-Forman Corp. Class B (non-vtg.)	471,700	$26,712
Diageo PLC sponsored ADR	404,050	23,318
PepsiCo, Inc.	2,826,185	155,016
		205,046
Food & Staples Retailing – 4.6%
7-Eleven, Inc. (a)	718,200	20,354
CVS Corp.	1,204,700	35,382
Longs Drug Stores Corp.	285,100	12,088
Wal-Mart Stores, Inc.	4,606,700	207,117
Walgreen Co.	2,216,200	102,677
		377,618
Food Products 3.0%
Bunge Ltd.	590,500	34,674
Campbell Soup Co.	1,086,500	31,943
Corn Products International, Inc.	1,194,700	26,905
General Mills, Inc.	539,500	24,882
Groupe Danone	92,200	9,681
Groupe Danone sponsored ADR	565,800	12,052
Hershey Co.	2,300	136
Kellogg Co.	946,900	42,923
Ralcorp Holdings, Inc.	175,600	7,788
The J.M. Smucker Co.	345,800	16,502
Wm. Wrigley Jr. Co.	559,000	39,717
		247,203
Household Products – 1.2%
Church & Dwight Co., Inc.	846,400	32,299
Colgate-Palmolive Co.	1,234,100	64,790
		97,089
Personal Products 0.6%
Avon Products, Inc.	1,383,390	45,403
Tobacco 1.4%
Altadis SA (Spain)	198,200	8,591
Altria Group, Inc.	975,200	68,947
British American Tobacco PLC	1,275,433	25,917
Imperial Tobacco Group PLC	304,800	8,463
		111,918

TOTAL CONSUMER STAPLES		1,084,277

185 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

ENERGY 7.0%
Energy Equipment & Services – 4.5%
Baker Hughes, Inc.	1,122,030	$65,919
Halliburton Co.	1,121,500	69,499
National Oilwell Varco, Inc. (a)	878,100	56,383
Noble Corp.	169,200	12,064
Schlumberger Ltd. (NY Shares)	964,500	83,169
Smith International, Inc.	901,400	31,315
Transocean, Inc. (a)	284,100	16,773
Weatherford International Ltd. (a)	546,800	37,024
		372,146
Oil, Gas & Consumable Fuels – 2.5%
Arch Coal, Inc.	403,400	25,898
BG Group PLC sponsored ADR	1,012,700	46,331
CONSOL Energy, Inc.	396,800	27,657
Peabody Energy Corp.	410,600	29,428
Tesoro Corp.	452,800	26,172
Valero Energy Corp.	428,503	45,636
		201,122

TOTAL ENERGY		573,268

FINANCIALS – 6.7%
Capital Markets 1.9%
E*TRADE Financial Corp. (a)	1,712,200	27,395
Greenhill & Co., Inc.	148,100	5,957
Lazard Ltd. Class A	102,700	2,611
Merrill Lynch & Co., Inc.	732,600	41,875
Morgan Stanley	740,500	37,669
UBS AG (NY Shares)	509,000	41,789
		157,296
Commercial Banks – 0.1%
Standard Chartered PLC (United Kingdom)	456,600	9,756
Consumer Finance – 1.2%
American Express Co.	1,754,512	96,919
Diversified Financial Services – 0.3%
JPMorgan Chase & Co.	660,664	22,390
Insurance – 3.2%
AFLAC, Inc.	1,382,100	59,734

Quarterly Report

186

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
American International Group, Inc.	2,835,999	$167,891
Prudential Financial, Inc.	504,900	32,500
		260,125

TOTAL FINANCIALS		546,486

HEALTH CARE – 15.2%
Biotechnology – 3.4%
Amgen, Inc. (a)	1,129,490	90,246
Amylin Pharmaceuticals, Inc. (a)	812,176	26,599
Genentech, Inc. (a)	749,600	70,417
Genzyme Corp. (a)	615,400	43,798
ImClone Systems, Inc. (a)	759,800	24,861
QLT, Inc. (a)	751,000	6,706
Tanox, Inc. (a)	969,100	12,782
		275,409
Health Care Equipment & Supplies – 4.1%
Alcon, Inc.	203,100	23,976
Baxter International, Inc.	1,919,900	77,430
Becton, Dickinson & Co.	1,062,300	55,909
C.R. Bard, Inc.	717,400	46,150
Dade Behring Holdings, Inc.	14,840	543
Medtronic, Inc.	1,812,953	103,338
Waters Corp. (a)	611,500	27,805
		335,151
Health Care Providers & Services – 0.7%
Community Health Systems, Inc. (a)	906,400	33,383
Health Management Associates, Inc. Class A	877,200	21,334
		54,717
Pharmaceuticals – 7.0%
Abbott Laboratories	961,100	43,374
Allergan, Inc.	517,400	47,627
Barr Pharmaceuticals, Inc. (a)	175,803	8,018
Johnson & Johnson	3,982,980	252,481
MGI Pharma, Inc. (a)	836,500	22,552
Roche Holding AG (participation certificate)	201,833	27,876

187 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Schering-Plough Corp.	4,539,500	$97,191
Wyeth	1,683,560	77,090
		576,209

TOTAL HEALTH CARE		1,241,486

INDUSTRIALS – 12.8%
Aerospace & Defense – 2.3%
EADS NV	639,364	21,584
Honeywell International, Inc.	1,310,600	50,170
Precision Castparts Corp.	289,626	28,001
Rolls Royce Group PLC	1,770,300	10,773
The Boeing Co.	1,110,400	74,419
		184,947
Air Freight & Logistics – 0.6%
FedEx Corp.	327,000	26,631
United Parcel Service, Inc. Class B	327,400	23,209
		49,840
Commercial Services & Supplies – 2.4%
Cintas Corp.	965,640	39,833
Corporate Executive Board Co.	329,200	26,589
Equifax, Inc.	780,000	25,771
Herman Miller, Inc.	799,100	23,893
Monster Worldwide, Inc. (a)	1,059,620	33,103
Robert Half International, Inc.	1,389,000	46,782
		195,971
Construction & Engineering – 0.1%
Washington Group International, Inc. (a)	188,300	9,950
Electrical Equipment – 0.3%
American Power Conversion Corp.	961,247	25,156
Industrial Conglomerates – 4.0%
General Electric Co.	8,449,870	284,000
Siemens AG sponsored ADR	518,700	39,681
		323,681
Machinery – 1.4%
Caterpillar, Inc.	744,700	41,323

Quarterly Report

188

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Machinery – continued
Deere & Co.		600,000	$39,228
Joy Global, Inc.		699,623	33,442
Watts Water Technologies, Inc. Class A		119,800	4,056
			118,049
Marine – 0.2%
Alexander & Baldwin, Inc.		231,719	12,144
Road & Rail 1.3%
Burlington Northern Santa Fe Corp.		473,000	25,078
Canadian National Railway Co.		128,100	8,453
CSX Corp.		556,400	24,443
Norfolk Southern Corp.		823,300	29,318
Union Pacific Corp.		242,000	16,521
			103,813
Trading Companies & Distributors – 0.2%
UAP Holding Corp.		1,109,437	19,038

TOTAL INDUSTRIALS			1,042,589

INFORMATION TECHNOLOGY – 28.8%
Communications Equipment – 5.4%
Andrew Corp. (a)		1,927,900	22,229
Avaya, Inc. (a)		2,916,502	29,748
Cisco Systems, Inc. (a)		4,584,900	80,786
Corning, Inc. (a)		2,898,500	57,854
Harris Corp.		923,400	35,652
Nokia Corp. sponsored ADR		1,543,800	24,346
Powerwave Technologies, Inc. (a)		2,300,347	24,108
QUALCOMM, Inc.		3,412,600	135,514
Research In Motion Ltd. (a)		423,810	33,121
			443,358
Computers & Peripherals – 3.9%
Apple Computer, Inc. (a)		1,779,666	83,520
Dell, Inc. (a)		4,022,040	143,185
EMC Corp. (a)		5,413,400	69,616
SanDisk Corp. (a)		112,200	4,357
UNOVA, Inc. (a)		716,886	20,797
			321,475
Electronic Equipment & Instruments – 1.4%
Amphenol Corp. Class A		685,618	29,077

	189		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Arrow Electronics, Inc. (a)	876,800	$26,146
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,321,442	22,300
Molex, Inc.	932,700	24,959
Symbol Technologies, Inc.	1,042,600	9,571
		112,053
Internet Software & Services – 1.3%
aQuantive, Inc. (a)	467,298	8,439
Digital River, Inc. (a)	590,353	22,422
Google, Inc. Class A (sub. vtg.)	248,400	71,042
Homestore, Inc. (a)	137,363	522
		102,425
IT Services – 0.3%
BearingPoint, Inc. (a)	2,691,154	22,014
Semiconductors & Semiconductor Equipment – 9.7%
Altera Corp. (a)	1,949,661	42,639
Analog Devices, Inc.	1,201,100	43,780
Applied Materials, Inc.	3,655,253	66,928
Applied Micro Circuits Corp. (a)	2,850,400	7,839
ASML Holding NV (NY Shares) (a)	1,077,024	18,202
Fairchild Semiconductor International, Inc. (a)	1,384,500	23,329
Freescale Semiconductor, Inc.:
Class A (a)	1,248,700	29,819
Class B (a)	597,004	14,376
Intel Corp.	9,159,700	235,587
Intersil Corp. Class A	1,612,736	33,867
KLA Tencor Corp.	180,400	9,157
Linear Technology Corp.	691,500	26,229
Maxim Integrated Products, Inc.	704,402	30,043
Micron Technology, Inc. (a)	1,668,100	19,867
Novellus Systems, Inc. (a)	747,900	20,051
ON Semiconductor Corp. (a)	1,262,800	7,261
PMC-Sierra, Inc. (a)	3,320,200	28,155
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,506,767	28,861
Teradyne, Inc. (a)	1,812,300	30,447
United Microelectronics Corp. sponsored ADR	6,950,706	23,702
Vitesse Semiconductor Corp. (a)	3,051,800	6,683
Xilinx, Inc.	1,588,968	44,634
		791,456

Quarterly Report

190

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Software 6.8%
Activision, Inc. (a)	475,774	$10,634
Autodesk, Inc.	102,600	4,432
Citrix Systems, Inc. (a)	1,269,156	30,206
Cognos, Inc. (a)	213,700	7,682
Electronic Arts, Inc. (a)	404,239	23,155
Kronos, Inc. (a)	534,013	23,139
Microsoft Corp.	12,969,124	355,350
NAVTEQ Corp.	615,100	28,627
Red Hat, Inc. (a)	660,900	9,391
SAP AG sponsored ADR	654,100	27,910
Take-Two Interactive Software, Inc. (a)	1,516,550	36,094
		556,620

TOTAL INFORMATION TECHNOLOGY		2,349,401

MATERIALS 1.4%
Chemicals – 1.4%
Ashland, Inc.	265,800	16,158
Chemtura Corp.	966,400	16,583
Monsanto Co.	882,800	56,358
Syngenta AG sponsored ADR	1,203,000	25,612
		114,711

TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	549,900	13,110
Crown Castle International Corp. (a)	951,000	23,547
Sprint Nextel Corp.	1,833,928	47,554
		84,211

UTILITIES – 0.1%
Gas Utilities 0.1%
Southern Union Co.	366,275	9,018
TOTAL COMMON STOCKS
(Cost $7,474,870)		7,980,031

191 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks 0.0%
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(d)	72,500	$0
Nonconvertible Preferred Stocks 0.0%
HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(d)	664,000	1
TOTAL PREFERRED STOCKS
(Cost $4,703)		1
Money Market Funds 0.2%
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)
(Cost $13,722)	13,721,899	13,722
TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $7,493,295)		7,993,754
NET OTHER ASSETS – 2.0%		166,060
NET ASSETS 100%		$8,159,814

Quarterly Report

192

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$1,250
GeneProt, Inc.
Series A	7/7/00	$3,652

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $7,538,545,000. Net
unrealized appreciation aggregated
$455,209,000, of which $866,124,000
related to appreciated investment securities
and $410,915,000 related to depreciated
investment securities.

193 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

194

Quarterly Holdings Report for Fidelity® Advisor Equity Income Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805771.101 EPI-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.2%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 14.9%
Auto Components 0.2%
TRW Automotive Holdings Corp. (a)	440,000	$12,914
Automobiles – 0.3%
Harley Davidson, Inc.	400,000	19,704
Distributors – 0.1%
Prestige Brands Holdings, Inc.	400,000	5,148
Diversified Consumer Services – 0.2%
Apollo Group, Inc. Class A (a)	100,000	7,866
Corinthian Colleges, Inc. (a)	420,000	5,326
		13,192
Hotels, Restaurants & Leisure 2.2%
California Pizza Kitchen, Inc. (a)(d)	1,100,000	32,549
GTECH Holdings Corp.	620,000	17,720
McDonald’s Corp.	1,200,000	38,940
O’Charleys, Inc. (a)	540,000	8,851
Outback Steakhouse, Inc.	260,000	10,819
Red Robin Gourmet Burgers, Inc. (a)	100,000	4,808
Royal Caribbean Cruises Ltd.	460,000	19,651
Ruby Tuesday, Inc.	540,000	11,934
Sonic Corp. (a)	230,000	7,036
		152,308
Household Durables – 0.5%
D.R. Horton, Inc.	319,999	11,814
Leggett & Platt, Inc.	140,000	3,389
Lennar Corp. Class A	140,000	8,694
Maytag Corp.	400,000	7,560
Yankee Candle Co., Inc.	220,000	6,043
		37,500
Leisure Equipment & Products – 0.4%
Brunswick Corp.	380,000	16,720
Eastman Kodak Co.	520,000	12,672
		29,392
Media – 6.0%
Belo Corp. Series A	1,300,000	31,928
Comcast Corp.:
Class A (a)	380,000	11,685
Class A (special) (a)	220,000	6,640
Dow Jones & Co., Inc.	320,000	13,072
DreamWorks Animation SKG, Inc. Class A	260,000	6,765

Quarterly Report

196

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Media – continued
Gannett Co., Inc.	300,000	$21,816
Journal Communications, Inc. Class A	1,260,000	20,135
McGraw Hill Companies, Inc.	240,000	11,573
Meredith Corp.	740,000	36,334
News Corp. Class A	1,346,400	21,825
Omnicom Group, Inc.	40,000	3,218
Time Warner, Inc.	4,500,000	80,640
Tribune Co.	900,000	33,813
Viacom, Inc. Class B (non-vtg.)	1,900,000	64,581
Walt Disney Co.	2,000,000	50,380
		414,405
Multiline Retail – 0.7%
Dollar General Corp.	520,000	9,911
Dollar Tree Stores, Inc. (a)	680,000	15,484
Nordstrom, Inc.	220,000	7,388
Target Corp.	360,000	19,350
		52,133
Specialty Retail – 3.3%
AnnTaylor Stores Corp. (a)	1,400,000	35,840
Big 5 Sporting Goods Corp.	490,000	12,769
Borders Group, Inc.	840,000	19,177
Finish Line, Inc. Class A	460,000	6,633
Gap, Inc.	1,200,000	22,812
Home Depot, Inc.	220,000	8,870
Hot Topic, Inc. (a)	400,000	6,200
Linens ’N Things, Inc. (a)	1,580,000	37,288
Office Depot, Inc. (a)	200,000	6,000
PETCO Animal Supplies, Inc. (a)	420,000	9,290
RadioShack Corp.	680,000	17,041
Sherwin-Williams Co.	400,000	18,544
Sports Authority, Inc. (a)	380,000	12,274
Staples, Inc.	300,000	6,588
West Marine, Inc. (a)	480,000	8,938
		228,264

197 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 1.0%
Liz Claiborne, Inc.	1,220,000	$50,057
Timberland Co. Class A (a)	500,000	16,495
		66,552

TOTAL CONSUMER DISCRETIONARY		1,031,512

CONSUMER STAPLES 8.7%
Beverages – 1.8%
Anheuser-Busch Companies, Inc.	660,000	29,245
Coca-Cola Enterprises, Inc.	180,000	4,023
The Coca-Cola Co.	2,000,000	88,000
		121,268
Food & Staples Retailing – 1.8%
Albertsons, Inc.	1,200,000	24,156
CVS Corp.	1,120,000	32,894
Safeway, Inc.	900,000	21,357
Wal-Mart Stores, Inc.	960,000	43,162
		121,569
Food Products 1.0%
Delta & Pine Land Co.	360,000	9,227
H.J. Heinz Co.	180,000	6,466
Hershey Co.	220,000	13,000
Kellogg Co.	180,000	8,159
Kraft Foods, Inc. Class A	500,000	15,500
McCormick & Co., Inc. (non-vtg.)	100,000	3,391
Wm. Wrigley Jr. Co.	160,000	11,368
		67,111
Household Products – 2.3%
Clorox Co.	100,000	5,757
Colgate-Palmolive Co.	840,000	44,100
Kimberly Clark Corp.	1,600,000	99,712
Procter & Gamble Co.	220,000	12,206
		161,775
Personal Products 0.4%
Avon Products, Inc.	160,000	5,251
Estee Lauder Companies, Inc. Class A	380,000	15,348
Gillette Co.	160,000	8,619
		29,218

Quarterly Report

198

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Tobacco 1.4%
Altria Group, Inc.	1,400,000	$98,980

TOTAL CONSUMER STAPLES		599,921

ENERGY 13.2%
Energy Equipment & Services – 4.0%
Baker Hughes, Inc.	500,000	29,375
BJ Services Co.	1,100,000	69,388
ENSCO International, Inc.	340,000	13,892
Halliburton Co.	1,000,000	61,970
Input/Output, Inc. (a)	1,200,000	10,368
Nabors Industries Ltd. (a)	220,000	14,740
National Oilwell Varco, Inc. (a)	518,506	33,293
Schlumberger Ltd. (NY Shares)	480,000	41,390
		274,416
Oil, Gas & Consumable Fuels – 9.2%
Apache Corp.	140,000	10,027
BP PLC sponsored ADR	1,100,000	75,218
Chevron Corp.	1,680,000	103,152
ConocoPhillips	760,000	50,114
Exxon Mobil Corp.	6,200,000	371,379
Teekay Shipping Corp.	140,000	6,461
Valero Energy Corp.	200,000	21,300
		637,651

TOTAL ENERGY		912,067

FINANCIALS – 22.4%
Capital Markets 3.7%
Bank of New York Co., Inc.	580,000	17,731
Federated Investors, Inc. Class B (non-vtg.)	200,000	6,212
Goldman Sachs Group, Inc.	160,000	17,789
Investors Financial Services Corp.	140,000	4,917
Janus Capital Group, Inc.	2,200,000	31,086
Lehman Brothers Holdings, Inc.	180,000	19,019
Merrill Lynch & Co., Inc.	1,300,000	74,308
Morgan Stanley	1,100,000	55,957
State Street Corp.	660,000	31,898
		258,917

199 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Commercial Banks – 5.1%
Bank of America Corp.	3,600,000	$154,908
U.S. Bancorp, Delaware	900,000	26,298
Wachovia Corp.	1,700,000	84,354
Wells Fargo & Co.	1,500,000	89,430
		354,990
Consumer Finance – 0.9%
American Express Co.	1,080,000	59,659
Diversified Financial Services – 4.2%
CapitalSource, Inc. (a)	160,000	3,168
Citigroup, Inc.	4,600,000	201,342
JPMorgan Chase & Co.	2,500,000	84,725
		289,235
Insurance – 6.9%
ACE Ltd.	400,000	17,764
AFLAC, Inc.	440,000	19,017
Allstate Corp.	400,000	22,484
American International Group, Inc.	3,400,000	201,280
Aon Corp.	200,000	5,984
Hartford Financial Services Group, Inc.	700,000	51,135
Marsh & McLennan Companies, Inc.	1,260,000	35,343
MBIA, Inc.	300,000	17,391
PartnerRe Ltd.	100,000	6,070
The Chubb Corp.	260,000	22,610
The St. Paul Travelers Companies, Inc.	1,400,000	60,214
XL Capital Ltd. Class A	220,000	15,290
		474,582
Real Estate 0.1%
Duke Realty Corp.	280,000	9,167
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	200,000	6,758
Fannie Mae	880,000	44,915
Freddie Mac	580,000	35,020
New York Community Bancorp, Inc.	380,000	6,680
The PMI Group, Inc.	200,000	8,092
		101,465

TOTAL FINANCIALS		1,548,015

Quarterly Report

200

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – 7.3%
Biotechnology – 0.6%
Biogen Idec, Inc. (a)	660,000	$27,819
Charles River Laboratories International, Inc. (a)	180,000	9,148
Chiron Corp. (a)	140,000	5,102
		42,069
Health Care Equipment & Supplies – 1.8%
Bausch & Lomb, Inc.	200,000	15,158
Baxter International, Inc.	500,000	20,165
Becton, Dickinson & Co.	500,000	26,315
Biomet, Inc.	400,000	14,756
C.R. Bard, Inc.	240,000	15,439
Dade Behring Holdings, Inc.	240,000	8,782
Dionex Corp. (a)	320,000	16,864
Fisher Scientific International, Inc. (a)	160,000	10,317
		127,796
Health Care Providers & Services – 1.0%
AmerisourceBergen Corp.	140,000	10,454
Caremark Rx, Inc. (a)	140,000	6,542
Medco Health Solutions, Inc. (a)	144,720	7,130
PAREXEL International Corp. (a)	240,000	4,651
Quest Diagnostics, Inc.	120,000	5,998
UnitedHealth Group, Inc.	400,000	20,600
WellPoint, Inc. (a)	140,000	10,395
		65,770
Pharmaceuticals – 3.9%
Abbott Laboratories	280,000	12,636
Allergan, Inc.	120,000	11,046
Bristol-Myers Squibb Co.	700,000	17,129
Johnson & Johnson	460,000	29,159
Medicis Pharmaceutical Corp. Class A	300,000	10,203
Merck & Co., Inc.	1,700,000	47,991
Pfizer, Inc.	2,800,000	71,316
Schering-Plough Corp.	1,600,000	34,256
Wyeth	800,000	36,632
		270,368

TOTAL HEALTH CARE		506,003

201 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – 10.1%
Aerospace & Defense – 2.6%
EADS NV	520,000	$17,554
Goodrich Corp.	240,100	11,001
Honeywell International, Inc.	920,000	35,218
Lockheed Martin Corp.	420,000	26,141
Northrop Grumman Corp.	260,000	14,583
Precision Castparts Corp.	100,000	9,668
The Boeing Co.	740,000	49,595
United Technologies Corp.	320,000	16,000
		179,760
Air Freight & Logistics – 0.8%
FedEx Corp.	120,000	9,773
Ryder System, Inc.	260,000	9,123
United Parcel Service, Inc. Class B	480,000	34,027
		52,923
Building Products 0.1%
Simpson Manufacturing Co. Ltd.	260,000	9,680
Commercial Services & Supplies – 1.1%
Equifax, Inc.	140,000	4,626
Manpower, Inc.	620,000	27,937
Pitney Bowes, Inc.	780,000	33,735
Waste Management, Inc.	240,000	6,583
Watson Wyatt & Co. Holdings Class A	200,000	5,454
		78,335
Construction & Engineering – 0.2%
Fluor Corp.	280,000	17,335
Electrical Equipment – 0.3%
A.O. Smith Corp.	620,000	17,447
Industrial Conglomerates – 2.6%
3M Co.	460,000	32,729
General Electric Co.	2,800,000	94,108
Tyco International Ltd.	1,800,000	50,094
		176,931
Machinery – 1.7%
Briggs & Stratton Corp.	260,000	9,594
Caterpillar, Inc.	240,000	13,318
Illinois Tool Works, Inc.	280,000	23,598
Ingersoll-Rand Co. Ltd. Class A	220,000	17,516
Kaydon Corp.	300,000	8,673

Quarterly Report

202

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Machinery – continued
Kennametal, Inc.	181,636	$8,472
SPX Corp.	780,000	35,521
		116,692
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	600,000	31,812
Union Pacific Corp.	220,000	15,019
		46,831

TOTAL INDUSTRIALS		695,934

INFORMATION TECHNOLOGY – 14.3%
Communications Equipment – 1.6%
Cisco Systems, Inc. (a)	1,600,000	28,192
Motorola, Inc.	1,600,000	35,008
Nokia Corp. sponsored ADR	1,700,000	26,809
Polycom, Inc. (a)	460,000	8,193
Scientific-Atlanta, Inc.	380,000	14,539
		112,741
Computers & Peripherals – 3.1%
Avid Technology, Inc. (a)	60,000	2,241
Hewlett-Packard Co.	2,700,000	74,952
International Business Machines Corp.	1,400,000	112,868
Lexmark International, Inc. Class A (a)	200,000	12,596
Seagate Technology	260,000	4,313
Western Digital Corp. (a)	400,000	5,540
		212,510
Electronic Equipment & Instruments – 1.4%
Arrow Electronics, Inc. (a)	640,000	19,085
Flextronics International Ltd. (a)	900,000	11,754
Kyocera Corp.	160,000	11,160
Rogers Corp. (a)	240,000	9,377
Symbol Technologies, Inc.	364,346	3,345
Tektronix, Inc.	1,100,000	27,797
Vishay Intertechnology, Inc. (a)	1,000,000	12,900
		95,418
IT Services – 1.4%
Accenture Ltd. Class A (a)	940,000	22,936
Automatic Data Processing, Inc.	780,000	33,345

203 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Computer Sciences Corp. (a)	360,000	$16,038
Electronic Data Systems Corp.	1,200,000	26,880
		99,199
Office Electronics – 1.0%
Canon, Inc. sponsored ADR	240,000	12,156
Xerox Corp. (a)	4,500,000	60,345
		72,501
Semiconductors & Semiconductor Equipment – 4.1%
Analog Devices, Inc.	140,000	5,103
Applied Materials, Inc.	2,200,000	40,282
DSP Group, Inc. (a)	340,000	8,660
Freescale Semiconductor, Inc.:
Class A (a)	1,950,500	46,578
Class B (a)	2,000,000	48,160
Intel Corp.	1,600,000	41,152
Microchip Technology, Inc.	560,000	17,427
National Semiconductor Corp.	2,200,000	54,846
Texas Instruments, Inc.	580,000	18,954
		281,162
Software 1.7%
BEA Systems, Inc. (a)	700,000	6,174
Macrovision Corp. (a)	260,000	4,810
Microsoft Corp.	2,600,000	71,240
Oracle Corp. (a)	500,000	6,485
Quest Software, Inc. (a)	720,000	9,763
Symantec Corp. (a)	800,000	16,784
		115,256

TOTAL INFORMATION TECHNOLOGY		988,787

MATERIALS 2.7%
Chemicals – 1.3%
Airgas, Inc.	200,000	5,626
E.I. du Pont de Nemours & Co.	400,000	15,828
FMC Corp. (a)	280,000	15,949
Georgia Gulf Corp.	220,000	6,138
International Flavors & Fragrances, Inc.	400,000	14,440
Praxair, Inc.	500,000	24,150

Quarterly Report

204

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Rockwood Holdings, Inc.	300,000	$5,820
Sensient Technologies Corp.	200,000	3,754
		91,705
Containers & Packaging – 0.3%
Aptargroup, Inc.	140,000	6,962
Ball Corp.	260,000	9,753
Pactiv Corp. (a)	340,000	6,599
		23,314
Metals & Mining – 0.6%
Alcoa, Inc.	820,000	21,968
Newmont Mining Corp.	300,000	11,874
Phelps Dodge Corp.	60,000	6,452
		40,294
Paper & Forest Products 0.5%
Bowater, Inc.	500,000	15,515
Weyerhaeuser Co.	260,000	16,905
		32,420

TOTAL MATERIALS		187,733

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.7%
BellSouth Corp.	4,700,000	123,563
SBC Communications, Inc.	2,800,000	67,424
Verizon Communications, Inc.	2,000,000	65,420
		256,407
Wireless Telecommunication Services – 0.2%
Sprint Nextel Corp.	660,000	17,114

TOTAL TELECOMMUNICATION SERVICES		273,521

UTILITIES – 1.7%
Electric Utilities – 0.5%
Cinergy Corp.	180,000	7,927
Edison International	240,000	10,807
FirstEnergy Corp.	360,000	18,371
		37,105

205 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

UTILITIES – continued
Independent Power Producers & Energy Traders – 0.4%
AES Corp. (a)		600,000	$9,444
TXU Corp.		200,000	19,404
			28,848
Multi-Utilities – 0.8%
Consolidated Edison, Inc.		100,000	4,691
KeySpan Corp.		180,000	6,871
NSTAR		280,000	8,277
Public Service Enterprise Group, Inc.		280,000	18,074
Wisconsin Energy Corp.		380,000	14,885
			52,798

TOTAL UTILITIES			118,751

TOTAL COMMON STOCKS
(Cost $5,779,911)			6,862,244

Preferred Stocks 0.7%

Convertible Preferred Stocks 0.6%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)		50,000	0
HEALTH CARE – 0.4%
Health Care Equipment & Supplies – 0.4%
Baxter International, Inc. 7.00%		500,000	28,855
UTILITIES – 0.2%
Multi-Utilities – 0.2%
Dominion Resources, Inc. 8.75%		180,000	10,024

TOTAL CONVERTIBLE PREFERRED STOCKS			38,879
Nonconvertible Preferred Stocks 0.1%

FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
Fannie Mae 7.00%		135,800	7,584
TOTAL PREFERRED STOCKS
(Cost $41,987)			46,463

Quarterly Report	206

Money Market Funds 0.2%
	Shares		Value (000s)
Fidelity Cash Central Fund, 3.6% (b)	6,286,336		$6,286
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	10,492,000		10,492
TOTAL MONEY MARKET FUNDS
(Cost $16,778)			16,778
TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $5,838,676)			6,925,485
NET OTHER ASSETS – (0.1)%			(6,784)
NET ASSETS 100%		$	6,918,701

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

Other Information
An affiliated company is a company in
which the fund has ownership of at least 5%
of the voting securities. Companies which
are affiliates of the fund at period-end are
noted in the fund’s Schedule of Investments.
Transactions during the period with
companies which are or were affiliates are
as follows:

	Value,	Purchases	Sales	Dividend	Value,
Affiliate	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
California Pizza
Kitchen, Inc	$17,270	$21,564	$15,032	$—	$32,549
Total	$17,270	$21,564	$15,032	$—	$32,549

207 Quarterly Report

Investments (Unaudited) continued

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,842,561,000. Net unrealized appreciation aggregated $1,082,924,000, of which $1,388,465,000 related to appreciated investment securities and $305,541,000 related to depreciated investment securities.

Quarterly Report

208

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

209 Quarterly Report

Quarterly Holdings Report for

Fidelityr Advisor Equity Value Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.6%

	Shares	Value

CONSUMER DISCRETIONARY – 9.0%
Auto Components 0.1%
Lear Corp.	3,800	$143,260
Automobiles – 0.6%
Monaco Coach Corp.	17,800	273,586
Toyota Motor Corp. sponsored ADR	5,300	434,494
Winnebago Industries, Inc.	600	18,282
		726,362
Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	18,700	606,815
Wynn Resorts Ltd. (a)	4,300	205,196
		812,011
Internet & Catalog Retail 0.1%
eBay, Inc. (a)	1,800	72,882
GSI Commerce, Inc. (a)	700	12,607
		85,489
Media – 5.5%
Clear Channel Communications, Inc.	6,100	203,130
Comcast Corp. Class A (special) (a)	8,400	253,512
E.W. Scripps Co. Class A	11,100	555,000
Gannett Co., Inc.	18,400	1,338,048
News Corp. Class B	51,760	884,578
Omnicom Group, Inc.	1,670	134,335
The New York Times Co. Class A	49,500	1,580,535
Time Warner, Inc.	27,400	491,008
Univision Communications, Inc. Class A (a)	3,600	96,840
Walt Disney Co.	19,900	501,281
XM Satellite Radio Holdings, Inc. Class A (a)	5,890	207,623
		6,245,890
Multiline Retail – 0.8%
Dollar General Corp.	1,500	28,590
Family Dollar Stores, Inc.	7,100	141,148
Federated Department Stores, Inc.	7,800	538,044
JCPenney Co., Inc.	4,890	237,801
		945,583
Specialty Retail – 1.2%
Best Buy Co., Inc.	2,850	135,831
Home Depot, Inc.	17,900	721,728

211 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Office Depot, Inc. (a)		7,200	$216,000
Staples, Inc.		13,800	303,048
			1,376,607

TOTAL CONSUMER DISCRETIONARY			10,335,202

CONSUMER STAPLES 7.1%
Beverages – 2.2%
Coca-Cola Enterprises, Inc.		22,500	502,875
PepsiCo, Inc.		3,500	191,975
The Coca-Cola Co.		42,750	1,881,000
			2,575,850
Food & Staples Retailing – 3.3%
CVS Corp.		34,200	1,004,454
SUPERVALU, Inc.		2,000	69,600
Wal-Mart Stores, Inc.		60,550	2,722,328
			3,796,382
Food Products 0.4%
Campbell Soup Co.		10,200	299,880
McCormick & Co., Inc. (non-vtg.)		3,600	122,076
			421,956
Personal Products 0.1%
Avon Products, Inc.		1,800	59,076
Tobacco 1.1%
Altria Group, Inc.		17,730	1,253,511

TOTAL CONSUMER STAPLES			8,106,775

ENERGY 12.3%
Energy Equipment & Services – 3.7%
Baker Hughes, Inc.		5,900	346,625
Cooper Cameron Corp. (a)		5,200	375,180
Halliburton Co.		38,900	2,410,633
Schlumberger Ltd. (NY Shares)		12,600	1,086,498
			4,218,936
Oil, Gas & Consumable Fuels – 8.6%
Amerada Hess Corp.		7,800	991,380
BP PLC sponsored ADR		8,800	601,744
Canadian Natural Resources Ltd.		17,200	847,213

Quarterly Report	212

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
El Paso Corp.	56,900	$660,040
Exxon Mobil Corp.	87,290	5,228,669
Peabody Energy Corp.	2,600	186,342
Total SA sponsored ADR	4,200	553,728
Ultra Petroleum Corp. (a)	19,100	844,984
		9,914,100

TOTAL ENERGY		14,133,036

FINANCIALS – 29.7%
Capital Markets 5.7%
American Capital Strategies Ltd.	18,000	679,140
Bank of New York Co., Inc.	9,900	302,643
Goldman Sachs Group, Inc.	7,400	822,732
Investors Financial Services Corp.	9,900	347,688
Janus Capital Group, Inc.	200	2,826
Legg Mason, Inc.	500	52,265
Lehman Brothers Holdings, Inc.	5,200	549,432
Mellon Financial Corp.	21,200	687,940
Merrill Lynch & Co., Inc.	16,000	914,560
National Financial Partners Corp.	2,600	114,140
Northern Trust Corp.	25,600	1,275,904
Nuveen Investments, Inc. Class A	12,600	473,760
State Street Corp.	7,310	353,292
		6,576,322
Commercial Banks – 5.7%
Bank of America Corp.	47,580	2,047,367
Cathay General Bancorp	3,500	117,845
Commerce Bancorp, Inc., New Jersey	1,700	57,324
East West Bancorp, Inc.	10,200	346,188
SunTrust Banks, Inc.	800	56,224
Synovus Financial Corp.	1,900	54,663
U.S. Bancorp, Delaware	12,600	368,172
UCBH Holdings, Inc.	19,400	369,958
UnionBanCal Corp.	4,600	311,742
Wachovia Corp.	32,549	1,615,081
Wells Fargo & Co.	19,680	1,173,322
		6,517,886

213 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Consumer Finance – 2.0%
Capital One Financial Corp.	1,700	$139,808
SLM Corp.	42,850	2,131,788
		2,271,596
Diversified Financial Services – 2.3%
CapitalSource, Inc. (a)	6,400	126,720
Citigroup, Inc.	33,760	1,477,675
JPMorgan Chase & Co.	29,481	999,111
		2,603,506
Insurance – 5.2%
Allstate Corp.	11,200	629,552
American International Group, Inc.	54,190	3,208,048
Hartford Financial Services Group, Inc.	9,000	657,450
Manulife Financial Corp.	2,600	132,338
MetLife, Inc. unit	21,300	588,093
Platinum Underwriters Holdings Ltd.	1,700	55,216
Prudential Financial, Inc.	4,700	302,539
The St. Paul Travelers Companies, Inc.	5,400	232,254
XL Capital Ltd. Class A	1,700	118,150
		5,923,640
Real Estate 5.7%
Derwent Valley Holdings PLC	10,700	236,914
Education Realty Trust, Inc.	8,000	147,600
Equity Lifestyle Properties, Inc.	35,100	1,585,116
Equity Office Properties Trust	40,700	1,355,310
General Growth Properties, Inc.	48,137	2,170,497
Pennsylvania Real Estate Investment Trust (SBI)	2,700	116,505
ProLogis	11,400	496,014
St. Modwen Properties PLC	29,400	231,520
United Dominion Realty Trust, Inc. (SBI)	8,600	203,648
		6,543,124
Thrifts & Mortgage Finance – 3.1%
Countrywide Financial Corp.	3,800	128,402
Fannie Mae	16,700	852,368
FirstFed Financial Corp., Delaware (a)	2,800	161,140
Freddie Mac	8,600	519,268
Golden West Financial Corp., Delaware	17,700	1,079,523
Hudson City Bancorp, Inc.	39,400	492,500

Quarterly Report

214

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Sovereign Bancorp, Inc.		300	$6,996
Washington Mutual, Inc.		8,500	353,430
			3,593,627

TOTAL FINANCIALS			34,029,701

HEALTH CARE – 8.3%
Biotechnology – 1.8%
Amgen, Inc. (a)		6,100	487,390
Amylin Pharmaceuticals, Inc. (a)		29,300	959,575
Biogen Idec, Inc. (a)		11,700	493,155
ImClone Systems, Inc. (a)		4,700	153,784
			2,093,904
Health Care Equipment & Supplies – 1.6%
Cooper Companies, Inc.		1,700	116,569
Hospira, Inc. (a)		16,300	649,392
Medtronic, Inc.		12,000	684,000
Varian, Inc. (a)		9,400	334,640
			1,784,601
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.		5,400	321,894
Health Net, Inc. (a)		11,200	516,432
UnitedHealth Group, Inc.		10,840	558,260
WellPoint, Inc. (a)		4,000	297,000
			1,693,586
Pharmaceuticals – 3.4%
Abbott Laboratories		17,900	807,827
Novartis AG sponsored ADR		3,100	151,125
Pfizer, Inc.		34,530	879,479
Roche Holding AG sponsored ADR		10,500	730,275
Wyeth		29,700	1,359,963
			3,928,669

TOTAL HEALTH CARE			9,500,760

INDUSTRIALS – 6.7%
Aerospace & Defense – 1.2%
Hexcel Corp. (a)		12,300	239,235
Honeywell International, Inc.		16,800	643,104

	215		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Aerospace & Defense – continued
Precision Castparts Corp.	1,570	$151,788
The Boeing Co.	5,800	388,716
		1,422,843
Electrical Equipment – 0.6%
American Power Conversion Corp.	8,500	222,445
Rockwell Automation, Inc.	9,200	478,768
		701,213
Industrial Conglomerates – 1.3%
General Electric Co.	43,790	1,471,782
Machinery – 0.9%
Caterpillar, Inc.	14,200	787,958
Danaher Corp.	3,900	208,884
Dover Corp.	455	18,519
		1,015,361
Road & Rail 2.7%
Burlington Northern Santa Fe Corp.	19,300	1,023,286
Canadian National Railway Co.	1,800	118,777
Canadian Pacific Railway Ltd.	2,700	101,945
Kansas City Southern (a)	6,600	132,726
Laidlaw International, Inc.	31,500	779,625
Norfolk Southern Corp.	27,520	979,987
		3,136,346

TOTAL INDUSTRIALS		7,747,545

INFORMATION TECHNOLOGY – 15.9%
Communications Equipment – 1.0%
Cisco Systems, Inc. (a)	23,200	408,784
Corning, Inc. (a)	11,900	237,524
Motorola, Inc.	18,100	396,028
QUALCOMM, Inc.	2,700	107,217
		1,149,553
Computers & Peripherals – 1.4%
Apple Computer, Inc. (a)	3,800	178,334
Hewlett-Packard Co.	50,100	1,390,776
		1,569,110

Quarterly Report

216

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 1.0%
Arrow Electronics, Inc. (a)	12,400	$369,768
Avnet, Inc. (a)	29,500	738,975
		1,108,743
Internet Software & Services – 0.9%
aQuantive, Inc. (a)	16,900	305,214
Digital River, Inc. (a)	9,100	345,618
Yahoo!, Inc. (a)	12,200	406,748
		1,057,580
Semiconductors & Semiconductor Equipment – 9.7%
Advanced Micro Devices, Inc. (a)	12,100	251,317
Altera Corp. (a)	12,163	266,005
Analog Devices, Inc.	18,160	661,932
Applied Materials, Inc.	44,880	821,753
Cirrus Logic, Inc. (a)	67,600	534,040
FormFactor, Inc. (a)	28,000	760,760
Freescale Semiconductor, Inc. Class B (a)	27,200	654,976
Intel Corp.	72,900	1,874,988
KLA Tencor Corp.	23,560	1,195,906
Lam Research Corp. (a)	39,800	1,261,660
Maxim Integrated Products, Inc.	1,800	76,770
MKS Instruments, Inc. (a)	7,900	140,304
National Semiconductor Corp.	70,200	1,750,086
Novellus Systems, Inc. (a)	5,900	158,179
Varian Semiconductor Equipment Associates, Inc. (a)	15,500	702,305
		11,110,981
Software 1.9%
Microsoft Corp.	81,940	2,245,156

TOTAL INFORMATION TECHNOLOGY		18,241,123

MATERIALS 3.0%
Chemicals – 2.8%
Chemtura Corp.	12,100	207,636
E.I. du Pont de Nemours & Co.	16,100	637,077
FMC Corp. (a)	26,360	1,501,466
Lubrizol Corp.	2,100	86,835
Praxair, Inc.	14,200	685,860
Sigma Aldrich Corp.	1,200	74,880
		3,193,754

217 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

MATERIALS – continued
Containers & Packaging – 0.2%
Ball Corp.	6,300	$236,313

TOTAL MATERIALS		3,430,067

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.2%
ALLTEL Corp.	21,800	1,351,382
BellSouth Corp.	29,600	778,184
Verizon Communications, Inc.	14,310	468,080
		2,597,646
Wireless Telecommunication Services – 1.1%
Sprint Nextel Corp.	47,810	1,239,713

TOTAL TELECOMMUNICATION SERVICES		3,837,359

UTILITIES – 4.3%
Electric Utilities – 2.1%
Edison International	16,900	761,007
El Paso Electric Co. (a)	100	2,096
Entergy Corp.	6,830	511,635
Exelon Corp.	17,790	958,703
ITC Holdings Corp.	2,000	54,520
Northeast Utilities	7,100	141,432
Pepco Holdings, Inc.	200	4,568
		2,433,961
Gas Utilities 0.3%
AGL Resources, Inc.	8,200	306,270
Independent Power Producers & Energy Traders – 1.0%
AES Corp. (a)	7,500	118,050
Constellation Energy Group, Inc.	6,600	387,750
TXU Corp.	7,100	688,842
		1,194,642
Multi-Utilities – 0.9%
CMS Energy Corp. (a)	15,000	241,500

Quarterly Report

218

Common Stocks continued
	Shares	Value

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.	5,100	$ 390,048
Public Service Enterprise Group, Inc.	5,500	355,025
		986,573

TOTAL UTILITIES		4,921,446

TOTAL COMMON STOCKS
(Cost $102,941,566)		114,283,014
Convertible Bonds 0.0%
	Principal
	Amount

INFORMATION TECHNOLOGY – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
ASM International NV 4.25% 12/6/11 (c)	$10,000	9,638
TOTAL CONVERTIBLE BONDS
(Cost $10,000)		9,638
Money Market Funds 1.1%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	636,729	636,729
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(d)	549,250	549,250
TOTAL MONEY MARKET FUNDS
(Cost $1,185,979)		1,185,979

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $104,137,545)		115,478,631

NET OTHER ASSETS – (0.7)%		(747,916)
NET ASSETS 100%		$114,730,715

219		Quarterly Report

Investments (Unaudited)	continued
Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,638 or 0.0% of net assets.

(d) Investment made with cash collateral received from securities on loan.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $104,340,661. Net unrealized appreciation aggregated $11,137,970, of which $12,663,957 related to appreciated investment securities and $1,525,987 related to depreciated investment securities.

Quarterly Report

220

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

221 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Fifty Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 97.1%

	Shares	Value

CONSUMER DISCRETIONARY – 12.1%
Diversified Consumer Services – 2.2%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	45,200	$786,028
Universal Technical Institute, Inc. (a)	27,100	867,471
		1,653,499
Hotels, Restaurants & Leisure 4.2%
Carnival Corp. unit	33,200	1,638,088
Kerzner International Ltd. (a)	27,100	1,546,055
		3,184,143
Internet & Catalog Retail 1.0%
eBay, Inc. (a)	17,600	712,624
Media – 1.9%
McGraw Hill Companies, Inc.	17,600	848,672
Radio One, Inc. Class D (non-vtg.) (a)	43,125	602,888
		1,451,560
Multiline Retail – 1.7%
Target Corp.	23,800	1,279,250
Specialty Retail – 1.1%
The Children’s Place Retail Stores, Inc. (a)	20,258	828,755

TOTAL CONSUMER DISCRETIONARY		9,109,831

CONSUMER STAPLES 4.7%
Food & Staples Retailing – 2.3%
CVS Corp.	21,500	631,455
Walgreen Co.	24,000	1,111,920
		1,743,375
Household Products – 1.5%
Colgate-Palmolive Co.	20,600	1,081,500
Personal Products 0.9%
Avon Products, Inc.	20,800	682,656

TOTAL CONSUMER STAPLES		3,507,531

ENERGY 11.1%
Energy Equipment & Services – 8.0%
Halliburton Co.	42,100	2,608,937
Nabors Industries Ltd. (a)	34,100	2,284,700
Weatherford International Ltd. (a)	16,900	1,144,299
		6,037,936

223 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – 3.1%
Chesapeake Energy Corp.	20,000	$632,200
EnCana Corp.	14,600	715,948
Valero Energy Corp.	8,900	947,850
		2,295,998

TOTAL ENERGY		8,333,934

FINANCIALS – 9.0%
Commercial Banks – 1.8%
Wells Fargo & Co.	22,800	1,359,336
Consumer Finance – 4.3%
American Express Co.	58,400	3,226,016
Insurance – 2.9%
American International Group, Inc.	37,200	2,202,240

TOTAL FINANCIALS		6,787,592

HEALTH CARE – 7.1%
Health Care Equipment & Supplies – 1.8%
Alcon, Inc.	4,900	578,445
Baxter International, Inc.	19,900	802,567
		1,381,012
Health Care Providers & Services – 4.5%
Henry Schein, Inc. (a)	29,500	1,229,855
UnitedHealth Group, Inc.	42,200	2,173,300
		3,403,155
Pharmaceuticals – 0.8%
Novo Nordisk AS Series B sponsored ADR	11,100	575,202

TOTAL HEALTH CARE		5,359,369

INDUSTRIALS – 18.4%
Aerospace & Defense – 3.1%
Precision Castparts Corp.	20,300	1,962,604
Rockwell Collins, Inc.	7,500	360,975
		2,323,579

Quarterly Report

224

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Airlines – 3.5%
AirTran Holdings, Inc. (a)	113,900	$1,176,587
Ryanair Holdings PLC sponsored ADR (a)	32,100	1,469,859
		2,646,446
Commercial Services & Supplies – 3.4%
Monster Worldwide, Inc. (a)	23,800	743,512
Navigant Consulting, Inc. (a)	27,700	535,718
R.R. Donnelley & Sons Co.	34,700	1,296,392
		2,575,622
Construction & Engineering – 2.0%
Jacobs Engineering Group, Inc. (a)	23,900	1,491,360
Industrial Conglomerates – 5.4%
3M Co.	32,200	2,291,030
General Electric Co.	51,900	1,744,359
		4,035,389
Machinery – 1.0%
Danaher Corp.	14,300	765,908

TOTAL INDUSTRIALS		13,838,304

INFORMATION TECHNOLOGY – 27.5%
Communications Equipment – 3.3%
Motorola, Inc.	21,600	472,608
QUALCOMM, Inc.	48,300	1,917,993
SiRF Technology Holdings, Inc. (a)	2,600	66,040
		2,456,641
Computers & Peripherals – 3.2%
Seagate Technology	115,800	1,921,122
UNOVA, Inc. (a)	16,500	478,665
		2,399,787
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	9,600	308,736
CDW Corp.	3,400	200,872
		509,608
Internet Software & Services – 6.7%
Google, Inc. Class A (sub. vtg.)	12,700	3,632,200
Yahoo!, Inc. (a)	41,200	1,373,608
		5,005,808

225 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 3.6%
Infosys Technologies Ltd.	38,884	$ 2,098,632
Paychex, Inc.	17,900	610,927
		2,709,559
Semiconductors & Semiconductor Equipment – 2.0%
Cypress Semiconductor Corp. (a)	15,900	248,517
Maxim Integrated Products, Inc.	29,500	1,258,175
		1,506,692
Software 8.0%
Microsoft Corp.	150,500	4,123,699
NAVTEQ Corp.	41,400	1,926,756
		6,050,455

TOTAL INFORMATION TECHNOLOGY		20,638,550

MATERIALS 5.9%
Chemicals – 2.3%
Monsanto Co.	14,700	938,448
Potash Corp. of Saskatchewan	7,300	801,306
		1,739,754
Construction Materials 1.4%
Florida Rock Industries, Inc.	17,750	1,004,650
Metals & Mining – 2.2%
Allegheny Technologies, Inc.	20,000	552,400
Carpenter Technology Corp.	19,900	1,108,430
		1,660,830

TOTAL MATERIALS		4,405,234

TELECOMMUNICATION SERVICES – 1.3%
Wireless Telecommunication Services – 1.3%
Sprint Nextel Corp.	35,900	930,887
TOTAL COMMON STOCKS
(Cost $60,897,986)		72,911,232

Quarterly Report

226

Money Market Funds 2.2%
		Shares	Value
Fidelity Cash Central Fund, 3.6% (b)
(Cost $1,697,252)		1,697,252	$ 1,697,252
TOTAL INVESTMENT PORTFOLIO	99.3%
(Cost $62,595,238)			74,608,484
NET OTHER ASSETS – 0.7%			506,895
NET ASSETS 100%			$75,115,379

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $62,620,756. Net unrealized
appreciation aggregated $11,987,728, of
which $12,813,883 related to appreciated
investment securities and $826,155 related
to depreciated investment securities.

227 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

228

Quarterly Holdings Report for Fidelityr Advisor Growth & Income Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805763.101 AGAI QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.1%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.7%
Hotels, Restaurants & Leisure 1.2%
Carnival Corp. unit	390,500	$19,267
Household Durables – 1.1%
Toll Brothers, Inc. (a)	397,600	19,105
Internet & Catalog Retail 2.7%
eBay, Inc. (a)	1,103,100	44,665
Leisure Equipment & Products – 0.2%
Sega Sammy Holdings, Inc.	47,200	3,482
Media – 1.4%
EchoStar Communications Corp. Class A	559,155	16,736
Omnicom Group, Inc.	74,200	5,969
		22,705
Multiline Retail – 2.6%
Federated Department Stores, Inc.	279,300	19,266
Target Corp.	448,700	24,118
		43,384
Specialty Retail – 1.4%
Chico’s FAS, Inc. (a)	468,900	16,276
GameStop Corp. Class B (a)	216,600	6,528
		22,804
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc. (a)	324,400	17,651

TOTAL CONSUMER DISCRETIONARY		193,063

CONSUMER STAPLES 4.1%
Food & Staples Retailing – 2.0%
Walgreen Co.	701,600	32,505
Food Products 1.1%
Nestle SA sponsored ADR	254,600	17,911
Tobacco 1.0%
Altria Group, Inc.	246,100	17,399

TOTAL CONSUMER STAPLES		67,815

ENERGY 17.1%
Energy Equipment & Services – 5.5%
Halliburton Co.	981,900	60,848

Quarterly Report

230

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Energy Equipment & Services – continued
National Oilwell Varco, Inc. (a)	70,500	$4,527
Schlumberger Ltd. (NY Shares)	299,900	25,860
		91,235
Oil, Gas & Consumable Fuels – 11.6%
Canadian Natural Resources Ltd.	345,700	17,028
CNX Gas Corp. (a)(d)	13,100	210
Exxon Mobil Corp.	359,806	21,552
Total SA sponsored ADR	383,400	50,547
Ultra Petroleum Corp. (a)	819,200	36,241
Valero Energy Corp.	612,500	65,230
		190,808

TOTAL ENERGY		282,043

FINANCIALS – 17.6%
Capital Markets 3.8%
Goldman Sachs Group, Inc.	397,700	44,216
Investors Financial Services Corp.	121,800	4,278
Lehman Brothers Holdings, Inc.	132,900	14,042
		62,536
Commercial Banks – 2.5%
Wells Fargo & Co.	679,000	40,482
Consumer Finance – 2.3%
American Express Co.	676,500	37,370
Insurance – 5.3%
American International Group, Inc.	920,730	54,507
MetLife, Inc. unit	614,400	16,964
Platinum Underwriters Holdings Ltd.	490,300	15,925
		87,396
Real Estate 2.6%
General Growth Properties, Inc.	476,200	21,472
Vornado Realty Trust	242,900	20,894
		42,366
Thrifts & Mortgage Finance – 1.1%
Golden West Financial Corp., Delaware	310,800	18,956

TOTAL FINANCIALS		289,106

231 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – 10.3%
Biotechnology – 2.3%
Affymetrix, Inc. (a)	102,300	$5,063
Anadys Pharmaceuticals, Inc. (a)	125,300	1,529
Genentech, Inc. (a)	322,600	30,305
		36,897
Health Care Equipment & Supplies – 4.0%
Alcon, Inc.	272,000	32,110
Fisher Scientific International, Inc. (a)	253,100	16,320
Synthes, Inc.	149,500	18,001
		66,431
Health Care Providers & Services – 1.9%
UnitedHealth Group, Inc.	603,700	31,091
Pharmaceuticals – 2.1%
Roche Holding AG (participation certificate)	235,512	32,527
Shire Pharmaceuticals Group PLC sponsored ADR	50,200	1,914
		34,441

TOTAL HEALTH CARE		168,860

INDUSTRIALS – 7.4%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	1,440,200	55,131
Air Freight & Logistics – 1.0%
Expeditors International of Washington, Inc.	304,060	16,878
Airlines – 0.7%
Ryanair Holdings PLC sponsored ADR (a)	262,900	12,038
Construction & Engineering – 0.9%
SNC-Lavalin Group, Inc.	266,000	15,249
Industrial Conglomerates – 1.4%
3M Co.	314,800	22,398

TOTAL INDUSTRIALS		121,694

INFORMATION TECHNOLOGY – 18.8%
Communications Equipment – 2.0%
Comverse Technology, Inc. (a)	626,435	16,149
Juniper Networks, Inc. (a)	714,300	16,243
		32,392

Quarterly Report

232

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 2.1%
Apple Computer, Inc. (a)	383,900	$18,016
Dell, Inc. (a)	450,400	16,034
		34,050
Internet Software & Services – 7.4%
aQuantive, Inc. (a)	622,215	11,237
Google, Inc. Class A (sub. vtg.)	203,200	58,115
Yahoo!, Inc. (a)	1,577,100	52,581
		121,933
Office Electronics – 0.5%
Zebra Technologies Corp. Class A (a)	228,900	8,552
Semiconductors & Semiconductor Equipment – 3.5%
Intel Corp.	1,555,100	39,997
Samsung Electronics Co. Ltd.	32,676	17,117
		57,114
Software 3.3%
Microsoft Corp.	1,852,400	50,756
Net 1 UEPS Technologies, Inc. (a)	161,700	3,999
		54,755

TOTAL INFORMATION TECHNOLOGY		308,796

MATERIALS 1.1%
Chemicals – 1.1%
Monsanto Co.	295,890	18,890

TELECOMMUNICATION SERVICES – 7.7%
Wireless Telecommunication Services – 7.7%
American Tower Corp. Class A (a)	1,715,300	40,893
Crown Castle International Corp. (a)	1,394,500	34,528
Sprint Nextel Corp.	1,944,982	50,433
		125,854

UTILITIES – 2.3%
Electric Utilities – 1.5%
Exelon Corp.	411,800	22,192
ITC Holdings Corp.	80,900	2,205
		24,397
233 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

UTILITIES – continued
Multi-Utilities – 0.8%
CMS Energy Corp. (a)	846,600	$13,630

TOTAL UTILITIES		38,027

TOTAL COMMON STOCKS
(Cost $1,510,473)		1,614,148

Convertible Preferred Stocks 1.0%

ENERGY 1.0%
Oil, Gas & Consumable Fuels – 1.0%
El Paso Corp. 4.99% (d)	14,700	15,829
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,023)		15,829

Convertible Bonds 0.5%
	Principal
	Amount (000s)

HEALTH CARE – 0.5%
Biotechnology – 0.5%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	$8,400	7,896
Human Genome Sciences, Inc. 2.25% 8/15/12 (d)	490	464
		8,360

TOTAL CONVERTIBLE BONDS
(Cost $8,182)		8,360

Quarterly Report

234

Money Market Funds 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.6% (b)	3,402,741	$3,403
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	12,433,750	12,434
TOTAL MONEY MARKET FUNDS
(Cost $15,837)		15,837
TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $1,550,515)		1,654,174
NET OTHER ASSETS – (0.6)%		(9,381)
NET ASSETS 100%		$1,644,793

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,503,000 or 1.0% of net assets.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $1,551,088,000. Net
unrealized appreciation aggregated
$103,086,000, of which $139,043,000
related to appreciated investment securities
and $35,957,000 related to depreciated
investment securities.

235 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

236

Quarterly Holdings Report for Fidelity® Advisor Growth Opportunities Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805740.101 GO-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.1%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 16.3%
Hotels, Restaurants & Leisure 1.9%
Carnival Corp. unit	322,800	$15,927
Hilton Hotels Corp.	1,291,630	29,927
Royal Caribbean Cruises Ltd.	81,800	3,494
Starwood Hotels & Resorts Worldwide, Inc. unit	473,600	27,611
		76,959
Household Durables – 0.4%
Fortune Brands, Inc.	172,200	14,978
Media – 9.6%
Central European Media Enterprises Ltd. Class A (a)	236,700	12,867
EchoStar Communications Corp. Class A	236,800	7,087
Lamar Advertising Co. Class A (a)	304,400	12,243
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	1,208,082	39,021
McGraw Hill Companies, Inc.	1,524,224	73,498
News Corp.:
Class A	2,637,420	42,753
Class B	1,076,200	18,392
Omnicom Group, Inc.	559,700	45,022
Spanish Broadcasting System, Inc. Class A (a)	152,060	1,174
Time Warner, Inc.	3,786,000	67,845
Univision Communications, Inc. Class A (a)	1,734,800	46,666
Viacom, Inc. Class B (non-vtg.)	233,715	7,944
Walt Disney Co.	430,500	10,844
		385,356
Multiline Retail – 2.3%
Federated Department Stores, Inc.	863,500	59,564
Kohl’s Corp. (a)	344,400	18,064
Nordstrom, Inc.	387,500	13,012
Target Corp.	86,100	4,628
		95,268
Specialty Retail – 2.1%
Best Buy Co., Inc.	387,300	18,459
Home Depot, Inc.	373,750	15,070
Lowe’s Companies, Inc.	204,100	13,126
Staples, Inc.	1,731,754	38,029
		84,684

TOTAL CONSUMER DISCRETIONARY		657,245

Quarterly Report

238

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – 11.3%
Beverages – 1.8%
PepsiCo, Inc.	301,300	$16,526
The Coca-Cola Co.	1,294,700	56,967
		73,493
Food & Staples Retailing – 3.3%
CVS Corp.	1,364,500	40,075
Wal-Mart Stores, Inc.	1,520,690	68,370
Walgreen Co.	559,600	25,926
		134,371
Food Products 1.1%
Bunge Ltd.	322,900	18,961
Corn Products International, Inc.	602,700	13,573
Kellogg Co.	267,100	12,108
		44,642
Household Products – 1.1%
Colgate-Palmolive Co.	409,000	21,473
Procter & Gamble Co.	378,525	21,001
		42,474
Personal Products 2.2%
Gillette Co.	1,619,600	87,248
Tobacco 1.8%
Altria Group, Inc.	1,041,980	73,668

TOTAL CONSUMER STAPLES		455,896

ENERGY 9.2%
Energy Equipment & Services – 4.9%
Baker Hughes, Inc.	485,400	28,517
Halliburton Co.	1,486,900	92,143
Schlumberger Ltd. (NY Shares)	899,500	77,564
		198,224
Oil, Gas & Consumable Fuels – 4.3%
BP PLC sponsored ADR	773,456	52,889
Exxon Mobil Corp.	1,601,300	95,918
Plains Exploration & Production Co. (a)	172,200	6,380
Total SA sponsored ADR	129,600	17,086
		172,273

TOTAL ENERGY		370,497

239 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – 13.2%
Capital Markets 3.2%
E*TRADE Financial Corp. (a)		247,100	$3,954
Goldman Sachs Group, Inc.		599,100	66,608
Lehman Brothers Holdings, Inc.		172,400	18,216
Merrill Lynch & Co., Inc.		688,800	39,372
			128,150
Commercial Banks – 1.9%
Bank of America Corp.		1,540,800	66,301
Wachovia Corp.		43,000	2,134
Wells Fargo & Co.		129,200	7,703
			76,138
Consumer Finance – 3.3%
American Express Co.		1,963,700	108,475
SLM Corp.		473,900	23,577
			132,052
Diversified Financial Services – 0.4%
Alliance Capital Management Holding LP		129,100	5,709
Citigroup, Inc.		258,393	11,310
			17,019
Insurance – 4.2%
ACE Ltd.		519,970	23,092
AFLAC, Inc.		387,400	16,743
American International Group, Inc.		1,877,528	111,150
Genworth Financial, Inc. Class A (non-vtg.)		560,500	18,031
			169,016
Thrifts & Mortgage Finance – 0.2%
Freddie Mac		172,600	10,422

TOTAL FINANCIALS			532,797

HEALTH CARE – 14.8%
Biotechnology – 2.8%
Amgen, Inc. (a)		581,200	46,438
Biogen Idec, Inc. (a)		344,500	14,521
Genentech, Inc. (a)		382,200	35,904
MedImmune, Inc. (a)		518,100	15,507
			112,370
Health Care Equipment & Supplies – 3.9%
Alcon, Inc.		236,900	27,966

Quarterly Report	240

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Becton, Dickinson & Co.	577,300	$30,383
C.R. Bard, Inc.	516,600	33,233
Dade Behring Holdings, Inc.	215,200	7,874
Hospira, Inc. (a)	150,800	6,008
Medtronic, Inc.	656,900	37,443
St. Jude Medical, Inc. (a)	311,700	14,307
		157,214
Health Care Providers & Services – 1.3%
McKesson Corp.	22,800	1,064
UnitedHealth Group, Inc.	990,100	50,990
		52,054
Pharmaceuticals – 6.8%
Allergan, Inc.	301,300	27,735
Elan Corp. PLC sponsored ADR (a)	86,200	768
Johnson & Johnson	1,431,400	90,736
Pfizer, Inc.	1,901,268	48,425
Roche Holding AG (participation certificate)	86,097	11,891
Sepracor, Inc. (a)	215,200	10,803
Wyeth	1,780,500	81,529
		271,887

TOTAL HEALTH CARE		593,525

INDUSTRIALS – 10.6%
Aerospace & Defense – 1.8%
Honeywell International, Inc.	1,249,500	47,831
The Boeing Co.	387,300	25,957
		73,788
Air Freight & Logistics – 0.8%
FedEx Corp.	387,300	31,542
Commercial Services & Supplies – 0.3%
Robert Half International, Inc.	361,800	12,185
Construction & Engineering – 0.7%
Fluor Corp.	440,500	27,271
Electrical Equipment – 0.2%
ABB Ltd. sponsored ADR (a)	1,291,300	9,414
Industrial Conglomerates – 6.0%
3M Co.	244,842	17,421

241 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Industrial Conglomerates – continued
General Electric Co.		5,564,150	$187,012
Tyco International Ltd.		1,291,300	35,937
			240,370
Machinery – 0.4%
Caterpillar, Inc.		112,200	6,226
Deere & Co.		173,300	11,330
			17,556
Road & Rail 0.4%
Laidlaw International, Inc.		258,200	6,390
Norfolk Southern Corp.		215,200	7,663
			14,053

TOTAL INDUSTRIALS			426,179

INFORMATION TECHNOLOGY – 18.9%
Communications Equipment – 6.5%
Cisco Systems, Inc. (a)		1,942,300	34,223
Corning, Inc. (a)		516,500	10,309
F5 Networks, Inc. (a)		129,100	5,331
Juniper Networks, Inc. (a)		4,119,000	93,666
Motorola, Inc.		1,636,900	35,815
Nokia Corp. sponsored ADR		1,249,600	19,706
QUALCOMM, Inc.		1,572,200	62,432
			261,482
Computers & Peripherals – 3.1%
Apple Computer, Inc. (a)		150,700	7,072
Dell, Inc. (a)		842,900	30,007
EMC Corp. (a)		2,281,400	29,339
Network Appliance, Inc. (a)		2,445,100	58,047
			124,465
Internet Software & Services – 2.0%
Google, Inc. Class A (sub. vtg.)		146,400	41,870
Yahoo!, Inc. (a)		1,119,000	37,307
			79,177
Semiconductors & Semiconductor Equipment – 4.5%
Advanced Micro Devices, Inc. (a)		559,600	11,623
Analog Devices, Inc.		191,800	6,991
Broadcom Corp. Class A (a)		301,500	13,115

Quarterly Report	242

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc. Class B (a)	662,875	$15,962
Intel Corp.	1,518,190	39,048
Marvell Technology Group Ltd. (a)	302,300	14,266
National Semiconductor Corp.	737,500	18,386
Texas Instruments, Inc.	1,963,700	64,174
		183,565
Software 2.8%
Microsoft Corp.	3,253,328	89,141
Red Hat, Inc. (a)	430,400	6,116
Symantec Corp. (a)	877,381	18,407
		113,664

TOTAL INFORMATION TECHNOLOGY		762,353

MATERIALS 3.1%
Chemicals – 3.1%
Chemtura Corp.	258,300	4,432
Monsanto Co.	1,145,700	73,141
Praxair, Inc.	947,000	45,740
		123,313

TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.3%
SBC Communications, Inc.	191,740	4,617
Verizon Communications, Inc.	215,400	7,046
		11,663
Wireless Telecommunication Services – 0.2%
Sprint Nextel Corp.	258,300	6,698

TOTAL TELECOMMUNICATION SERVICES		18,361

UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
TXU Corp.	86,100	8,353
TOTAL COMMON STOCKS
(Cost $3,514,002)		3,948,519

243 Quarterly Report

Investments (Unaudited) continued

Money Market Funds 2.0%
		Shares	Value (000s)
Fidelity Cash Central Fund, 3.6% (b)		50,656,068	$50,656
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)		31,144,750	31,145
TOTAL MONEY MARKET FUNDS
(Cost $81,801)			81,801
TOTAL INVESTMENT PORTFOLIO	100.1%
(Cost $3,595,803)			4,030,320
NET OTHER ASSETS – (0.1)%			(2,687)
NET ASSETS 100%			$4,027,633

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

Other Information
An affiliated company is a company in
which the fund has ownership of at least 5%
of the voting securities. Companies which
are affiliates of the fund at period-end are
noted in the fund’s Schedule of Investments.
Transactions during the period with
companies which are or were affiliates are
as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Martha Stewart Living
Omnimedia, Inc.
Class A	$14,444	$ 34,531	$22,793	$—	$39,021

Quarterly Report

244

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $3,638,785,000. Net
unrealized appreciation aggregated
$391,535,000, of which $571,369,000
related to appreciated investment securities
and $179,834,000 related to depreciated
investment securities.

245 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

246

Quarterly Holdings Report for

Fidelity® Advisor Large Cap Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805746.101 LC QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.2%

	Shares	Value

CONSUMER DISCRETIONARY – 13.1%
Diversified Consumer Services – 2.8%
Apollo Group, Inc. Class A (a)	250,540	$19,707,476
Bright Horizons Family Solutions, Inc. (a)	83,500	3,283,220
		22,990,696
Hotels, Restaurants & Leisure 0.3%
Carnival Corp. unit	48,000	2,368,320
Internet & Catalog Retail 2.4%
eBay, Inc. (a)	493,100	19,965,619
Media – 2.1%
Lamar Advertising Co. Class A (a)	123,100	4,951,082
Univision Communications, Inc. Class A (a)	459,800	12,368,620
		17,319,702
Specialty Retail – 5.1%
Aeropostale, Inc. (a)	209,900	5,360,846
Home Depot, Inc.	679,000	27,377,280
Staples, Inc.	458,691	10,072,854
		42,810,980
Textiles, Apparel & Luxury Goods – 0.4%
Fossil, Inc. (a)	146,262	3,216,301

TOTAL CONSUMER DISCRETIONARY		108,671,618

CONSUMER STAPLES 4.6%
Food & Staples Retailing – 3.6%
Wal-Mart Stores, Inc.	671,400	30,186,144
Food Products 1.0%
Nestle SA (Reg.)	28,075	7,880,388

TOTAL CONSUMER STAPLES		38,066,532

ENERGY 14.6%
Energy Equipment & Services – 7.1%
Baker Hughes, Inc.	83,900	4,929,125
BJ Services Co.	76,000	4,794,080
Grant Prideco, Inc. (a)	135,000	4,976,100
Halliburton Co.	321,900	19,948,143
Noble Corp.	68,100	4,855,530
Schlumberger Ltd. (NY Shares)	102,700	8,855,821

Quarterly Report

248

Common Stocks continued
	Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Smith International, Inc.	109,800	$3,814,452
Weatherford International Ltd. (a)	98,700	6,682,977
		58,856,228
Oil, Gas & Consumable Fuels – 7.5%
Amerada Hess Corp.	37,300	4,740,830
Apache Corp.	115,500	8,272,110
ConocoPhillips	172,200	11,354,868
Forest Oil Corp. (a)	90,300	4,058,985
Occidental Petroleum Corp.	110,600	9,183,118
Total SA sponsored ADR	76,400	10,072,576
Valero Energy Corp.	142,000	15,123,000
		62,805,487

TOTAL ENERGY		121,661,715

FINANCIALS – 25.5%
Capital Markets 4.5%
Goldman Sachs Group, Inc.	186,300	20,712,834
Merrill Lynch & Co., Inc.	116,480	6,657,997
UBS AG (NY Shares)	124,200	10,196,820
		37,567,651
Commercial Banks – 2.7%
Bank of America Corp.	429,400	18,477,082
Standard Chartered PLC (United Kingdom)	187,600	4,008,288
		22,485,370
Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	469,700	15,918,133
Insurance – 16.4%
ACE Ltd.	472,600	20,988,166
AMBAC Financial Group, Inc.	264,300	18,125,694
American International Group, Inc.	938,687	55,570,271
Hartford Financial Services Group, Inc.	127,400	9,306,570
W.R. Berkley Corp.	316,400	11,229,036
XL Capital Ltd. Class A	296,600	20,613,700
		135,833,437

TOTAL FINANCIALS		211,804,591

249 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

HEALTH CARE – 7.4%
Biotechnology – 1.0%
Cephalon, Inc. (a)	203,100	$8,229,612
Health Care Equipment & Supplies – 0.7%
Waters Corp. (a)	141,600	6,438,552
Health Care Providers & Services – 2.7%
Pediatrix Medical Group, Inc. (a)	17,200	1,275,036
UnitedHealth Group, Inc.	409,100	21,068,650
		22,343,686
Pharmaceuticals – 3.0%
Allergan, Inc.	63,100	5,808,355
Roche Holding AG (participation certificate)	79,792	11,020,274
Teva Pharmaceutical Industries Ltd. sponsored ADR	249,700	8,100,268
		24,928,897

TOTAL HEALTH CARE		61,940,747

INDUSTRIALS – 14.5%
Aerospace & Defense – 1.9%
Honeywell International, Inc.	410,700	15,721,596
Commercial Services & Supplies – 3.2%
Robert Half International, Inc.	782,940	26,369,419
Construction & Engineering – 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	98,800	3,064,776
Fluor Corp.	73,200	4,531,812
		7,596,588
Industrial Conglomerates – 6.6%
General Electric Co.	1,347,300	45,282,753
Tyco International Ltd.	343,800	9,567,954
		54,850,707
Road & Rail 1.9%
Burlington Northern Santa Fe Corp.	123,900	6,569,178
Norfolk Southern Corp.	272,300	9,696,603
		16,265,781

TOTAL INDUSTRIALS		120,804,091

INFORMATION TECHNOLOGY – 17.0%
Communications Equipment – 0.4%
Juniper Networks, Inc. (a)	168,000	3,820,320

Quarterly Report

250

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 2.5%
Dell, Inc. (a)	575,700	$ 20,494,920
Electronic Equipment & Instruments – 1.6%
Amphenol Corp. Class A	70,300	2,981,423
CDW Corp.	77,400	4,572,792
National Instruments Corp.	220,400	6,257,156
		13,811,371
Internet Software & Services – 3.8%
Google, Inc. Class A (sub. vtg.)	69,500	19,877,000
Homestore, Inc. (a)	3,956	15,033
Yahoo!, Inc. (a)	344,400	11,482,296
		31,374,329
IT Services – 0.6%
Affiliated Computer Services, Inc. Class A (a)	93,100	4,836,545
Office Electronics – 0.6%
Zebra Technologies Corp. Class A (a)	137,800	5,148,208
Semiconductors & Semiconductor Equipment – 3.2%
ARM Holdings PLC sponsored ADR	968,300	6,109,973
FormFactor, Inc. (a)	103,400	2,809,378
Freescale Semiconductor, Inc. Class A (a)	95,700	2,285,316
Intel Corp.	605,400	15,570,888
		26,775,555
Software 4.3%
Microsoft Corp.	1,112,038	30,469,841
Symantec Corp. (a)	242,700	5,091,846
		35,561,687

TOTAL INFORMATION TECHNOLOGY		141,822,935

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.5%
SBC Communications, Inc.	505,600	12,174,848
TOTAL COMMON STOCKS
(Cost $765,411,127)		816,947,077

251 Quarterly Report

Investments (Unaudited) continued

Money Market Funds 0.4%
		Shares	Value
Fidelity Cash Central Fund, 3.6% (b)
(Cost $3,289,847)		3,289,847	$ 3,289,847
TOTAL INVESTMENT PORTFOLIO	98.6%
(Cost $768,700,974)			820,236,924
NET OTHER ASSETS – 1.4%			11,924,747
NET ASSETS 100%			$ 832,161,671

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $773,474,854. Net
unrealized appreciation aggregated
$46,762,070, of which $71,237,443
related to appreciated investment securities
and $24,475,373 related to depreciated
investment securities.

Quarterly Report

252

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

253 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Leveraged Company Stock Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 91.2%

	Shares	Value

CONSUMER DISCRETIONARY – 11.1%
Auto Components 1.2%
Tenneco Automotive, Inc. (a)	353,300	$6,405,329
TRW Automotive Holdings Corp. (a)	47,700	1,399,995
		7,805,324
Diversified Consumer Services – 3.7%
Carriage Services, Inc. Class A (a)	36,900	230,625
Service Corp. International (SCI)	2,860,600	24,286,494
		24,517,119
Hotels, Restaurants & Leisure 2.5%
Alliance Gaming Corp. (a)	104,000	1,248,000
Centerplate, Inc. unit	30,815	369,780
Friendly Ice Cream Corp. (a)	41,076	468,266
Pinnacle Entertainment, Inc. (a)	246,700	4,919,198
Six Flags, Inc. (a)	1,097,600	7,847,840
Sunterra Corp. (a)	127,028	1,606,904
		16,459,988
Internet & Catalog Retail 0.3%
Audible, Inc. (a)	150,000	1,800,000
Media – 2.9%
Cablevision Systems Corp. – NY Group Class A (a)	19,900	620,880
Charter Communications, Inc. Class A (a)	1,845,500	2,749,795
Cumulus Media, Inc. Class A (a)	92,300	1,178,671
Emmis Communications Corp. Class A (a)	2,653	63,566
Gray Television, Inc.	103,900	1,277,970
Liberty Global, Inc. Class A (a)	2,264	114,898
LodgeNet Entertainment Corp. (a)	11,800	178,180
Nexstar Broadcasting Group, Inc. (a)(e)	819,700	4,754,260
NTL, Inc. (a)	49,322	3,150,689
PRIMEDIA, Inc. (a)	26,800	111,488
Regal Entertainment Group Class A	100	1,955
Rogers Communications, Inc. Class B (non-vtg.)	70,588	2,618,255
Spanish Broadcasting System, Inc. Class A (a)	39,500	304,940
The DIRECTV Group, Inc. (a)	58,150	925,167
The Reader’s Digest Association, Inc. (non-vtg.)	95,700	1,556,082
		19,606,796
Specialty Retail – 0.5%
AutoNation, Inc. (a)	20,200	420,362

255 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Blockbuster, Inc. Class A		171,900	$1,129,383
Gap, Inc.		87,400	1,661,474
			3,211,219

TOTAL CONSUMER DISCRETIONARY			73,400,446

CONSUMER STAPLES 3.3%
Food & Staples Retailing – 2.4%
Albertsons, Inc.		271,100	5,457,243
Koninklijke Ahold NV sponsored ADR (a)		343,000	3,062,990
Kroger Co. (a)		286,100	5,647,614
Pathmark Stores, Inc. (a)		63,840	689,472
Safeway, Inc.		51,600	1,224,468
			16,081,787
Food Products 0.8%
Corn Products International, Inc.		65,830	1,482,492
Kellogg Co.		15,100	684,483
Smithfield Foods, Inc. (a)		102,900	2,865,765
			5,032,740
Personal Products 0.1%
Revlon, Inc. Class A (sub. vtg.) (a)		258,025	913,409

TOTAL CONSUMER STAPLES			22,027,936

ENERGY 31.3%
Energy Equipment & Services – 4.3%
Grant Prideco, Inc. (a)		48,400	1,784,024
Grey Wolf, Inc. (a)		1,113,461	8,718,400
Hanover Compressor Co. (a)		38,500	581,735
Nabors Industries Ltd. (a)		56,200	3,765,400
Petroleum Geo-Services ASA sponsored ADR (a)		87,948	2,647,235
Pride International, Inc. (a)		237,900	6,018,870
Rowan Companies, Inc.		108,000	4,017,600
Universal Compression Holdings, Inc. (a)		15,300	630,360
			28,163,624
Oil, Gas & Consumable Fuels – 27.0%
Burlington Resources, Inc.		77,300	5,703,967
Canadian Natural Resources Ltd.		100,000	4,925,656
Chesapeake Energy Corp.		302,900	9,574,669
Comstock Resources, Inc. (a)		25,300	736,230

Quarterly Report	256

Common Stocks continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
El Paso Corp.		712,400	$ 8,263,840
Forest Oil Corp. (a)		497,600	22,367,120
Frontier Oil Corp.		133,400	4,889,110
Frontline Ltd.		14,700	685,677
Frontline Ltd. (NY Shares)		170,000	7,949,200
General Maritime Corp.		630,700	23,562,952
Houston Exploration Co. (a)		44,700	2,632,830
KCS Energy, Inc. (a)		40,700	940,984
Nexen, Inc.		114,600	4,969,009
OMI Corp.		879,400	16,822,922
Overseas Shipholding Group, Inc.		43,200	2,641,680
Petrohawk Energy Corp. (a)		74,263	868,877
Range Resources Corp.		336,600	11,723,778
Ship Finance International Ltd.:
(Norway)		1,470	29,156
(NY Shares)		46,931	964,432
Teekay Shipping Corp.		519,600	23,979,540
Valero Energy Corp.		194,300	20,692,950
Vintage Petroleum, Inc.		98,400	3,781,512
			178,706,091

TOTAL ENERGY			206,869,715

FINANCIALS – 0.8%
Consumer Finance – 0.2%
Metris Companies, Inc. (a)		88,400	1,292,408
Insurance – 0.5%
American Financial Group, Inc., Ohio		87,000	2,917,110
Real Estate 0.0%
Equity Office Properties Trust		500	16,650
Thrifts & Mortgage Finance – 0.1%
Capital Crossing Bank (a)		21,000	782,460

TOTAL FINANCIALS			5,008,628

HEALTH CARE – 3.5%
Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.		69,900	2,819,067
Health Care Providers & Services – 3.1%
DaVita, Inc. (a)		242,700	11,142,357

	257		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
Owens & Minor, Inc.		212,800	$6,098,848
Rural/Metro Corp. (a)		329,500	3,285,115
			20,526,320

TOTAL HEALTH CARE			23,345,387

INDUSTRIALS – 7.3%
Air Freight & Logistics – 0.3%
Park Ohio Holdings Corp. (a)		114,577	2,174,671
Airlines – 0.8%
AirTran Holdings, Inc. (a)		138,500	1,430,705
America West Holding Corp. Class B (a)		57,600	405,504
AMR Corp. (a)		230,270	2,899,099
Delta Air Lines, Inc. (a)		80,416	93,283
Northwest Airlines Corp. (a)		52,400	263,572
			5,092,163
Building Products 3.0%
American Standard Companies, Inc.		72,900	3,324,240
Jacuzzi Brands, Inc. (a)		206,000	1,695,380
Lennox International, Inc.		197,100	4,807,269
Masco Corp.		180,900	5,550,012
Royal Group Technologies Ltd. (sub. vtg.) (a)		69,900	684,249
York International Corp.		66,500	3,815,770
			19,876,920
Commercial Services & Supplies – 1.6%
Allied Waste Industries, Inc. (a)		296,100	2,362,878
Cenveo, Inc. (a)		384,800	3,709,472
Clean Harbors, Inc. (a)		17,300	482,670
Corrections Corp. of America (a)		31,800	1,259,280
Republic Services, Inc.		1,000	36,230
Waste Management, Inc.		111,400	3,055,702
			10,906,232
Construction & Engineering – 0.2%
Integrated Electrical Services, Inc. (a)		399,600	1,170,828
Industrial Conglomerates – 0.7%
Tyco International Ltd.		161,700	4,500,111
Machinery – 0.5%
Navistar International Corp. (a)		29,100	930,036
SPX Corp.		19,800	901,692

Quarterly Report	258

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Machinery – continued
Terex Corp. (a)	17,800	$868,284
Thermadyne Holdings Corp. (a)	5,100	71,145
Timken Co.	7,200	211,464
		2,982,621
Marine – 0.0%
Golden Ocean Group Ltd. (a)	232,800	182,137
Road & Rail 0.2%
Kansas City Southern (a)	50,500	1,015,555

TOTAL INDUSTRIALS		47,901,238

INFORMATION TECHNOLOGY – 11.6%
Communications Equipment – 1.4%
Motorola, Inc.	427,000	9,342,760
Computers & Peripherals – 1.1%
Maxtor Corp. (a)	500,000	2,430,000
McDATA Corp. Class A (a)	408,900	2,199,882
Seagate Technology	144,400	2,395,596
		7,025,478
Electronic Equipment & Instruments – 3.3%
Benchmark Electronics, Inc. (a)	100,000	2,911,000
Celestica, Inc. (sub. vtg.) (a)	808,300	9,682,849
DDi Corp. (a)	163,300	150,236
Merix Corp. (a)	30,600	187,884
SMTC Corp. (a)	343,580	1,116,979
Solectron Corp. (a)	1,048,400	4,298,440
Viasystems Group, Inc. (a)	7,990	63,920
Viasystems Group, Inc. (a)(h)	47,440	379,520
Vishay Intertechnology, Inc. (a)	219,800	2,835,420
		21,626,248
Semiconductors & Semiconductor Equipment – 5.3%
AMIS Holdings, Inc. (a)	189,276	2,265,634
Amkor Technology, Inc. (a)	1,705,314	8,697,101
Atmel Corp. (a)	2,360,000	4,861,600
Conexant Systems, Inc. (a)	72,300	124,356
Fairchild Semiconductor International, Inc. (a)	171,200	2,884,720
Freescale Semiconductor, Inc.:
Class A (a)	26,000	620,880
Class B (a)	4,471	107,662

259		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
ON Semiconductor Corp. (a)		2,613,900	$15,029,925
Skyworks Solutions, Inc. (a)		83,400	628,836
			35,220,714
Software 0.5%
Sybase, Inc. (a)		145,800	3,255,714

TOTAL INFORMATION TECHNOLOGY			76,470,914

MATERIALS 12.9%
Chemicals – 6.0%
Albemarle Corp.		80,200	2,912,062
Arch Chemicals, Inc.		117,658	2,913,212
Celanese Corp. Class A		856,600	15,787,138
Chemtura Corp.		547,732	9,399,074
Methanex Corp.		94,600	1,430,496
NOVA Chemicals Corp.		73,900	2,361,339
Rhodia SA sponsored ADR (a)		933,600	1,755,168
Texas Petrochemicals, Inc. (a)		158,000	2,844,000
			39,402,489
Construction Materials 0.5%
Texas Industries, Inc.		53,000	3,169,930
Containers & Packaging – 3.4%
Owens Illinois, Inc. (a)		171,000	4,411,800
Packaging Corp. of America		22,170	464,683
Pactiv Corp. (a)		248,200	4,817,562
Sealed Air Corp. (a)		11,400	578,550
Smurfit-Stone Container Corp. (a)		845,215	9,331,174
Temple-Inland, Inc.		83,400	3,210,066
			22,813,835
Metals & Mining – 0.3%
Barrick Gold Corp.		500	13,104
Chaparral Steel Co. (a)		53,000	1,182,960
Freeport-McMoRan Copper & Gold, Inc. Class B		22,570	951,777
Haynes International, Inc. (a)(f)		1,234	24,680
Oregon Steel Mills, Inc. (a)		1,600	35,968
			2,208,489
Paper & Forest Products 2.7%
Aracruz Celulose SA (PN B) sponsored ADR		80,100	2,937,267
Georgia-Pacific Corp.		22,600	725,234

Quarterly Report	260

Common Stocks continued
	Shares	Value

MATERIALS – continued
Paper & Forest Products – continued
International Paper Co.	188,500	$ 5,815,225
Weyerhaeuser Co.	128,400	8,348,568
		17,826,294

TOTAL MATERIALS		85,421,037

TELECOMMUNICATION SERVICES – 5.1%
Diversified Telecommunication Services – 2.3%
ALLTEL Corp.	42,051	2,606,741
Covad Communications Group, Inc. (a)	70,609	85,437
General Communications, Inc. Class A (a)	112,400	1,211,672
New Skies Satellites Holdings Ltd.	54,900	1,230,858
Qwest Communications International, Inc. (a)	2,263,000	8,825,700
Telewest Global, Inc. (a)	48,783	1,082,983
XO Communications, Inc. (a)	7,300	16,206
		15,059,597
Wireless Telecommunication Services – 2.8%
Centennial Communications Corp. Class A (a)	325,900	3,907,541
Crown Castle International Corp. (a)	47,100	1,166,196
Dobson Communications Corp. Class A (a)	266,700	2,029,587
NII Holdings, Inc. (a)	12,900	983,238
Sprint Nextel Corp.	393,812	10,211,545
		18,298,107

TOTAL TELECOMMUNICATION SERVICES		33,357,704

UTILITIES – 4.3%
Independent Power Producers & Energy Traders – 2.5%
AES Corp. (a)	1,043,900	16,430,986
Multi-Utilities – 1.8%
Aquila, Inc. (a)	88,200	354,564
CMS Energy Corp. (a)	732,500	11,793,250
		12,147,814

TOTAL UTILITIES		28,578,800

TOTAL COMMON STOCKS
(Cost $489,538,361)		602,381,805

261 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks 0.2%
	Shares	Value
Convertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	2,800	$121,828
Nonconvertible Preferred Stocks 0.2%

CONSUMER STAPLES 0.2%
Food Products 0.2%
Doane Pet Care Co. 14.25% pay in-kind (a)	12,495	1,124,550
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	10	18

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,124,568

TOTAL PREFERRED STOCKS
(Cost $681,796)		1,246,396

Corporate Bonds 0.5%
	Principal
	Amount
Convertible Bonds 0.4%

TELECOMMUNICATION SERVICES – 0.4%
Wireless Telecommunication Services – 0.4%
ICO North America, Inc. 7.5% 8/15/09 (h)	$2,180,000	2,310,800
Nonconvertible Bonds – 0.1%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Vertis, Inc. 13.5% 12/7/09 (f)	800,000	708,000
INDUSTRIALS – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (f)	1,510,000	256,700

TOTAL NONCONVERTIBLE BONDS		964,700

TOTAL CORPORATE BONDS
(Cost $3,677,329)		3,275,500

Quarterly Report

262

Floating Rate Loans 0.1%
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 0.1%
Diversified Telecommunication Services – 0.1%
McLeodUSA, Inc.:
revolver loan 9.0767% 5/31/07 (d)(g)	$ 450,726	$ 110,428
Tranche A, term loan 9.0765% 5/31/07 (d)(g)	1,504,393	368,576
Tranche B, term loan 9.8% 5/30/08 (d)(g)	1,408,850	345,168
		824,172

TOTAL FLOATING RATE LOANS
(Cost $2,317,400)		824,172

Money Market Funds 13.8%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	61,475,255	61,475,255
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	29,482,725	29,482,725
TOTAL MONEY MARKET FUNDS
(Cost $90,957,980)		90,957,980

TOTAL INVESTMENT PORTFOLIO 105.8%
(Cost $587,172,866)		698,685,853

NET OTHER ASSETS – (5.8)%		(38,102,705)

NET ASSETS 100%	$ 660,583,148

263 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Non-income producing – issuer filed for bankruptcy or is in default of interest payments.

(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $989,380 or 0.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,690,320 or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$2,180,000

Viasystems
Group, Inc.	2/13/04	$954,730

Quarterly Report

264

Other Information
An affiliated company is a company in
which the fund has ownership of at least 5%
of the voting securities. Companies which
are affiliates of the fund at period-end are
noted in the fund’s Schedule of Investments.
Transactions during the period with
companies which are or were affiliates are
as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
	beginning of		Proceeds	Income	period
Affiliate	period
Nexstar Broadcasting
Group, Inc	$ 2,043,245	$2,910,938	$—	$—	$ 4,754,260
TOTALS	$ 2,043,245	$2,910,938	$—	$—	$ 4,754,260

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $586,942,582. Net
unrealized appreciation aggregated
$111,743,271, of which $137,382,179
related to appreciated investment securities
and $25,638,908 related to depreciated
investment securities.

265 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

266

Quarterly Holdings Report for

Fidelity® Advisor Mid Cap Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805741.101 MC QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.2%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 24.9%
Automobiles – 0.7%
Renault SA	675,026	$59,759
Diversified Consumer Services – 2.8%
Career Education Corp. (a)	3,466,600	135,891
Service Corp. International (SCI)	2,628,000	22,312
Universal Technical Institute, Inc. (a)(d)	2,242,500	71,782
		229,985
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	1,017,586	35,911
Royal Caribbean Cruises Ltd.	3,146,400	134,414
Ruth’s Chris Steak House, Inc.	378,700	7,120
Sportingbet PLC (a)	4,639,999	29,365
		206,810
Household Durables – 8.1%
D.R. Horton, Inc.	1,291,600	47,686
Harman International Industries, Inc. (d)	5,829,180	602,737
		650,423
Leisure Equipment & Products – 1.9%
Eastman Kodak Co.	6,282,500	153,105
Media – 3.9%
EchoStar Communications Corp. Class A	1,062,800	31,810
Getty Images, Inc. (a)	1,652,400	141,429
Omnicom Group, Inc.	1,515,200	121,883
The DIRECTV Group, Inc. (a)	1,297,018	20,636
		315,758
Specialty Retail – 3.9%
Aeropostale, Inc. (a)	2,346,400	59,927
Electronics Boutique Holding Corp. (a)	500,600	32,088
GameStop Corp. Class A (a)	603,000	20,351
Pier 1 Imports, Inc.	1,438,800	17,913
Tiffany & Co., Inc.	4,877,700	182,524
		312,803
Textiles, Apparel & Luxury Goods – 1.0%
Phillips Van Heusen Corp. (d)	2,339,600	78,353

TOTAL CONSUMER DISCRETIONARY		2,006,996

Quarterly Report

268

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES 4.4%
Beverages – 1.3%
Molson Coors Brewing Co. Class B	1,686,700	$108,134
Food & Staples Retailing – 3.1%
Safeway, Inc.	10,570,300	250,833

TOTAL CONSUMER STAPLES		358,967

ENERGY 12.7%
Energy Equipment & Services – 10.6%
Grant Prideco, Inc. (a)	5,041,707	185,837
Halliburton Co.	248,800	15,418
National Oilwell Varco, Inc. (a)	6,252,440	401,469
SEACOR Holdings, Inc. (a)	1,138,100	81,374
Weatherford International Ltd. (a)	2,581,402	174,787
		858,885
Oil, Gas & Consumable Fuels – 2.1%
Tesoro Corp.	2,864,300	165,557

TOTAL ENERGY		1,024,442

FINANCIALS – 1.6%
Capital Markets 1.3%
Greenhill & Co., Inc.	1,436,200	57,764
Lazard Ltd. Class A	1,826,980	46,442
		104,206
Diversified Financial Services – 0.2%
Archipelago Holdings, Inc.	17,042	647
Indiabulls Financial Services Ltd.	1,395,027	6,965
Indiabulls Financial Services Ltd. GDR (e)	1,634,111	8,135
		15,747
Real Estate 0.1%
Sinochem Hong Kong Holding Ltd. (a)	39,745,600	7,671

TOTAL FINANCIALS		127,624

HEALTH CARE – 3.8%
Biotechnology – 1.5%
Neurocrine Biosciences, Inc. (a)(d)	2,626,800	120,307

269 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – 2.1%
C.R. Bard, Inc.	62,200	$4,001
Cytyc Corp. (a)(d)	6,572,362	163,980
		167,981
Health Care Providers & Services – 0.2%
Health Net, Inc. (a)	339,400	15,650

TOTAL HEALTH CARE		303,938

INDUSTRIALS – 5.7%
Aerospace & Defense – 1.6%
Argon ST, Inc. (a)	419,600	12,915
Embraer – Empresa Brasileira de Aeronautica SA
sponsored ADR	2,835,111	101,667
Essex Corp. (a)	791,600	17,486
		132,068
Construction & Engineering – 1.3%
Fluor Corp.	1,689,100	104,572
Industrial Conglomerates – 0.2%
Smiths Group PLC	1,197,101	19,588
Machinery – 1.0%
Flowserve Corp. (a)	2,094,100	77,775
Marine – 0.8%
Diana Shipping, Inc. (d)	2,988,600	41,870
DryShips, Inc.	1,289,600	20,608
		62,478
Road & Rail 0.8%
Norfolk Southern Corp.	1,766,220	62,895

TOTAL INDUSTRIALS		459,376

INFORMATION TECHNOLOGY – 15.7%
Communications Equipment – 9.7%
ADC Telecommunications, Inc. (a)	168,500	3,528
Andrew Corp. (a)	3,212,200	37,037
Comverse Technology, Inc. (a)	3,196,600	82,408
Harris Corp.	2,106,500	81,332
Juniper Networks, Inc. (a)	2,501,083	56,875
Motorola, Inc.	6,730,200	147,257

Quarterly Report

270

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Nokia Corp. sponsored ADR	10,111,900	$159,465
Research In Motion Ltd. (a)	2,746,260	214,625
		782,527
Computers & Peripherals – 0.4%
SanDisk Corp. (a)	843,900	32,769
Electronic Equipment & Instruments – 1.7%
Agilent Technologies, Inc. (a)	767,200	24,673
CDW Corp.	527,245	31,150
FLIR Systems, Inc. (a)	307,500	9,929
Symbol Technologies, Inc.	7,796,737	71,574
Trimble Navigation Ltd. (a)	112,400	4,105
		141,431
Internet Software & Services – 1.4%
Google, Inc. Class A (sub. vtg.)	262,587	75,100
Openwave Systems, Inc. (a)	829,200	14,271
Sohu.com, Inc. (a)	1,285,426	22,469
		111,840
IT Services – 0.7%
Heartland Payment Systems, Inc.	85,600	2,173
Wright Express Corp. (d)	2,435,300	53,577
		55,750
Semiconductors & Semiconductor Equipment – 1.8%
NVIDIA Corp. (a)	2,942,900	90,288
Silicon Laboratories, Inc. (a)	1,786,255	55,427
		145,715

TOTAL INFORMATION TECHNOLOGY		1,270,032

MATERIALS 11.4%
Chemicals – 7.4%
Ashland, Inc.	632,900	38,474
Monsanto Co.	3,005,800	191,890
Mosaic Co. (a)	6,622,570	106,955
Potash Corp. of Saskatchewan	2,395,840	262,986
		600,305

271 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Construction Materials 2.3%
Martin Marietta Materials, Inc.	738,900	$53,437
Texas Industries, Inc. (d)	2,138,500	127,904
		181,341
Metals & Mining – 1.7%
Novelis, Inc. (d)	5,931,560	136,915

TOTAL MATERIALS		918,561

TELECOMMUNICATION SERVICES – 19.0%
Diversified Telecommunication Services – 3.3%
Citizens Communications Co.	9,739,430	132,846
Cogent Communications Group, Inc. (a)	794,400	3,638
NeuStar, Inc. Class A	2,092,700	57,570
Philippine Long Distance Telephone Co. sponsored ADR	2,644,600	75,133
		269,187
Wireless Telecommunication Services – 15.7%
American Tower Corp. Class A (a)	10,187,210	242,863
Bharti Televentures Ltd. (a)	5,716,975	41,975
Crown Castle International Corp. (a)	3,986,000	98,693
Hutchison Telecommunications International Ltd.
sponsored ADR	8,568,300	155,515
Sprint Nextel Corp.	28,055,596	727,482
		1,266,528

TOTAL TELECOMMUNICATION SERVICES		1,535,715

TOTAL COMMON STOCKS
(Cost $6,374,192)		8,005,651

Nonconvertible Preferred Stocks 0.3%

FINANCIALS – 0.3%
Diversified Financial Services – 0.3%
European Capital Ltd. Preference shares (f)	2,100,000	25,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,686)		25,911

Quarterly Report

272

Money Market Funds 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.6% (b)	59,340,736	$59,341
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	17,605,050	17,605
TOTAL MONEY MARKET FUNDS
(Cost $76,946)		76,946
TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $6,476,824)		8,108,508
NET OTHER ASSETS – (0.5)%		(40,725)
NET ASSETS 100%		$8,067,783

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,135,000 or 0.1% of net assets.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,911,000 or 0.3% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
European Capital
Ltd. Preference
Shares	8/22/05	$ 25,686

273 Quarterly Report

Investments (Unaudited) continued Other Information

An affiliated company is a company in
which the fund has ownership of at least 5%
of the voting securities. Companies which
are affiliates of the fund at period-end are
noted in the fund’s Schedule of Investments.
Transactions during the period with
companies which are or were affiliates are
as follows:

	Value,	Purchases	Sales		Dividend	Value,
Affiliates	beginning of		Proceeds		Income	end of
(Amounts in thousands)	period					period
Adolph Coors Co. Class B	$ 140,939	$	$22,420	$		$
Career Education Corp	249,388	11,106	113,923
Citizens Communications Co.	270,050		120,549		11,802
Cytyc Corp	123,928	44,255				163,980
Diana Shipping, Inc		42,827			1,614	41,870
Harman International
Industries, Inc	499,988	165,906	9,642		182	602,737
Neurocrine Biosciences, Inc		124,072	5,719			120,307
Novelis, Inc		131,553	703		847	136,915
Phillips Van Heusen Corp		77,114			88	78,353
Salem Communications
Corp. Class A	26,658	129	21,637
SEACOR Holdings, Inc		80,517	17,916
SpectraSite, Inc	176,639		180,259
Texas Industries, Inc		81,625			304	127,904
Universal Technical Institute,
Inc	71,478	3,094				71,782
Varco International, Inc	151,864	9,092	31,823
WestJet Airlines Ltd	68,207	4,186	78,981
Wright Express Corp	—	61,515	16,702		—	53,577
TOTALS	$ 1,779,139	$ 836,991	$620,274		$14,837	$ 1,397,425

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,490,869,000. Net unrealized appreciation aggregated $1,617,639,000, of which $1,788,638,000 related to appreciated investment securities and $170,999,000 related to depreciated investment securities.

Quarterly Report

274

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

275 Quarterly Report

Quarterly Holdings Report for

Fidelityr Advisor Small Cap Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 95.6%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 17.9%
Auto Components 0.0%
Amerigon, Inc. (a)	300,000	$1,395
Diversified Consumer Services – 0.2%
Steiner Leisure Ltd. (a)	200,000	6,166
Hotels, Restaurants & Leisure 4.9%
Benihana, Inc. Class A (sub. vtg.) (a)	92,000	1,765
California Pizza Kitchen, Inc. (a)	300,000	8,877
Choice Hotels International, Inc.	27,700	1,701
Ctrip.com International Ltd. sponsored ADR	1,519,400	85,983
Monarch Casino & Resort, Inc. (a)	475,600	9,032
Sonic Corp. (a)	516,900	15,812
Starbucks Coffee Japan Ltd	53,607	15,598
Steak n Shake Co. (a)	512,400	10,023
		148,791
Household Durables – 2.3%
Beazer Homes USA, Inc.	135,000	8,429
Champion Enterprises, Inc. (a)	353,200	4,708
D.R. Horton, Inc.	225,940	8,342
Jarden Corp. (a)	465,150	18,462
Lennar Corp. Class B	57,420	3,307
Maytag Corp.	1,356,700	25,642
		68,890
Leisure Equipment & Products – 2.1%
Brunswick Corp.	672,600	29,594
MarineMax, Inc. (a)(d)	1,218,000	34,603
		64,197
Media – 2.5%
ADVO, Inc.	130,400	4,269
Cumulus Media, Inc. Class A (a)	300,000	3,831
Harris Interactive, Inc. (a)	1,100,000	4,620
Liberty Global, Inc. Class A (a)	28,089	1,426
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	16,576
Radio One, Inc. Class A (a)	500,000	7,040
Salem Communications Corp. Class A (a)	100,000	1,855
Scholastic Corp. (a)	100,000	3,647
WorldSpace, Inc. Class A (d)	2,075,700	32,796
		76,060
Multiline Retail – 0.5%
Neiman Marcus Group, Inc. Class A	160,100	15,834

277 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 3.5%
Aaron Rents, Inc.	434,500	$9,624
Bakers Footwear Group, Inc. (a)(d)	341,500	4,491
bebe Stores, Inc.	2,209,725	51,973
Big 5 Sporting Goods Corp.	78,000	2,033
Finlay Enterprises, Inc. (a)	160,900	1,929
Hot Topic, Inc. (a)	300,000	4,650
SAZABY, Inc.	465,200	10,909
Yamada Denki Co. Ltd.	310,100	19,994
		105,603
Textiles, Apparel & Luxury Goods – 1.9%
Asics Corp.	37,000	285
Carter’s, Inc. (a)	200,000	10,882
Liz Claiborne, Inc.	640,900	26,296
Quiksilver, Inc. (a)	1,300,000	19,825
		57,288

TOTAL CONSUMER DISCRETIONARY		544,224

CONSUMER STAPLES 4.4%
Food & Staples Retailing – 3.7%
Spartan Stores, Inc. (a)	200,000	2,048
United Natural Foods, Inc. (a)(d)	3,253,566	110,621
		112,669
Food Products 0.4%
McCormick & Co., Inc. (non-vtg.)	413,500	14,022
Household Products – 0.3%
Spectrum Brands, Inc. (a)	300,000	8,445

TOTAL CONSUMER STAPLES		135,136

ENERGY 4.5%
Energy Equipment & Services – 2.4%
BJ Services Co.	268,800	16,956
Global Industries Ltd. (a)	2,377,600	32,740
Maverick Tube Corp. (a)	200,000	6,370
Rowan Companies, Inc.	230,000	8,556
Smith International, Inc.	240,000	8,338
		72,960

Quarterly Report

278

Common Stocks continued
		Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 2.1%
Arch Coal, Inc.		100,000	$6,420
Petroquest Energy, Inc. (a)		1,000,000	7,800
Teekay Shipping Corp.		760,980	35,119
Tsakos Energy Navigation Ltd.		202,600	7,857
Valero Energy Corp.		48,233	5,137
			62,333

TOTAL ENERGY			135,293

FINANCIALS – 4.7%
Capital Markets 0.2%
E*TRADE Financial Corp. (a)		20,000	320
Investors Financial Services Corp.		2,400	84
Lazard Ltd. Class A		99,400	2,527
Waddell & Reed Financial, Inc. Class A		150,000	2,907
			5,838
Commercial Banks – 2.3%
East West Bancorp, Inc.		400,000	13,576
First Community Bancorp, California		4,100	194
PrivateBancorp, Inc.		339,695	11,669
SVB Financial Group (a)		869,840	40,917
Texas Capital Bancshares, Inc. (a)		200,000	4,388
			70,744
Insurance – 0.6%
Commerce Group, Inc., Massachusetts		50,000	2,916
Markel Corp. (a)		20,000	6,495
Navigators Group, Inc. (a)		100,000	3,706
Scottish Re Group Ltd.		83,900	2,019
Specialty Underwriters’ Alliance, Inc.		300,000	2,472
UICI		50,000	1,543
			19,151
Real Estate 1.3%
Capital Lease Funding, Inc.		1,093,700	11,232
CBL & Associates Properties, Inc.		120,008	5,091
CenterPoint Properties Trust (SBI)		23,640	997
Digital Realty Trust, Inc.		24,500	466
Gables Residential Trust (SBI)		200,000	8,712
Home Properties of New York, Inc.		3,274	134
Macquarie Goodman Group unit		636,910	2,052

	279		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Real Estate continued
Pennsylvania Real Estate Investment Trust (SBI)	200,000	$8,630
Reckson Associates Realty Corp.	100,000	3,315
		40,629
Thrifts & Mortgage Finance – 0.3%
Harbor Florida Bancshares, Inc.	200,000	7,284

TOTAL FINANCIALS		143,646

HEALTH CARE – 12.1%
Biotechnology – 1.6%
Anadys Pharmaceuticals, Inc. (a)	22,100	270
Charles River Laboratories International, Inc. (a)	541,400	27,514
Harvard Bioscience, Inc. (a)	300,000	873
Medarex, Inc. (a)	827,000	8,311
ONYX Pharmaceuticals, Inc. (a)	259,300	5,165
OSI Pharmaceuticals, Inc. (a)	10,400	341
Serologicals Corp. (a)	200,000	4,758
		47,232
Health Care Equipment & Supplies – 9.6%
American Medical Systems Holdings, Inc. (a)	1,033,800	21,193
Cholestech Corp. (a)	300,000	3,090
Dade Behring Holdings, Inc.	400,000	14,636
DJ Orthopedics, Inc. (a)	540,000	14,985
Edwards Lifesciences Corp. (a)	100,000	4,400
Foxhollow Technologies, Inc.	1,700	78
Gen-Probe, Inc. (a)	206,700	9,409
Greatbatch, Inc. (a)(d)	2,139,300	53,483
Hologic, Inc. (a)	100,000	4,823
INAMED Corp. (a)	145,400	10,542
Medical Action Industries, Inc. (a)	400,000	6,848
Mentor Corp.	1,261,900	66,376
Microtek Medical Holdings, Inc. (a)	38,500	135
Millipore Corp. (a)	466,270	29,818
Regeneration Technologies, Inc. (a)	500,000	4,625
ResMed, Inc. (a)	224,010	16,205
Schick Technologies, Inc. (a)	300,000	7,650
Sonic Innovations, Inc. (a)	400,000	2,012
Wright Medical Group, Inc. (a)	930,800	22,497
		292,805

Quarterly Report

280

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – 0.5%
American Dental Partners, Inc. (a)	156,022	$4,779
Caremark Rx, Inc. (a)	21,900	1,023
Community Health Systems, Inc. (a)	200,000	7,366
Diagnosticos da America SA	200,000	2,444
		15,612
Pharmaceuticals – 0.4%
Kyorin Pharmaceutical Co. Ltd.	310,000	3,972
Matrixx Initiatives, Inc. (a)(d)	600,000	7,920
		11,892

TOTAL HEALTH CARE		367,541

INDUSTRIALS – 16.9%
Aerospace & Defense – 1.7%
BE Aerospace, Inc. (a)(d)	3,238,100	51,356
Air Freight & Logistics – 0.7%
Forward Air Corp.	620,250	21,882
Building Products 0.4%
Trex Co., Inc. (a)	499,300	12,038
Commercial Services & Supplies – 6.4%
51job, Inc. sponsored ADR	931,400	14,073
A.T. Cross Co. Class A (a)	321,300	1,430
Advisory Board Co. (a)	400,500	20,918
Cintas Corp.	206,800	8,531
Copart, Inc. (a)	516,900	12,762
Heidrick & Struggles International, Inc. (a)	455,397	15,037
Korn/Ferry International (a)	856,700	16,980
Labor Ready, Inc. (a)	300,000	6,816
Waste Connections, Inc. (a)(d)	2,807,650	99,222
		195,769
Construction & Engineering – 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	459,000	14,238
Electrical Equipment – 0.7%
Energy Conversion Devices, Inc. (a)	75,000	2,603
Genlyte Group, Inc. (a)	200,000	9,842
Hoku Scientific, Inc. (d)	1,000,000	6,400
Lamson & Sessions Co. (a)	100,000	1,329
		20,174

281 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Machinery – 2.2%
Actuant Corp. Class A		423,600	$17,961
Albany International Corp. Class A		300,000	10,806
Astec Industries, Inc. (a)		300,000	9,315
Briggs & Stratton Corp.		620,200	22,885
Bucyrus International, Inc. Class A		9,100	411
CLARCOR, Inc.		200,000	5,660
			67,038
Marine – 1.4%
Alexander & Baldwin, Inc.		824,421	43,208
Road & Rail 2.5%
Heartland Express, Inc.		715,809	14,259
Knight Transportation, Inc.		300,000	7,107
Laidlaw International, Inc.		1,433,800	35,487
Landstar System, Inc.		286,399	10,402
Marten Transport Ltd. (a)		407,137	10,016
			77,271
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc. Class A		300,000	10,500

TOTAL INDUSTRIALS			513,474

INFORMATION TECHNOLOGY – 22.4%
Communications Equipment – 2.6%
Alvarion Ltd. (a)		100,000	862
Belden CDT, Inc.		932,450	20,001
CIENA Corp. (a)		1,000,000	2,250
Lucent Technologies, Inc. (a)		13,381	41
Polycom, Inc. (a)		1,670,960	29,760
Powerwave Technologies, Inc. (a)		400,000	4,192
SafeNet, Inc. (a)		258,400	8,269
SiRF Technology Holdings, Inc. (a)		500,000	12,700
			78,075
Computers & Peripherals – 0.4%
LaserCard Corp. (a)		50,000	479
Neoware Systems, Inc. (a)(d)		1,000,000	10,940
Tidel Technologies, Inc. (a)		72,993	23
			11,442
Electronic Equipment & Instruments – 5.0%
Amphenol Corp. Class A		206,700	8,766

Quarterly Report	282

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Bell Microproducts, Inc. (a)	300,000	$3,039
Celestica, Inc. (sub. vtg.) (a)	376,687	4,512
Enplas Corp.	40,000	1,140
FARO Technologies, Inc. (a)	500,000	10,330
FLIR Systems, Inc. (a)	336,683	10,871
Mettler-Toledo International, Inc. (a)	1,800,000	90,720
Nichicon Corp.	117,400	1,760
Vishay Intertechnology, Inc. (a)	1,520,481	19,614
		150,752
Internet Software & Services – 3.7%
Akamai Technologies, Inc. (a)	1,648,200	22,811
aQuantive, Inc. (a)	1,240,434	22,402
Digitas, Inc. (a)	673,538	7,894
Homestore, Inc. (a)	185,476	705
Openwave Systems, Inc. (a)	2,356,500	40,555
SonicWALL, Inc. (a)	300,000	1,791
Vignette Corp. (a)	1,540	23
Vitria Technology, Inc. (a)	500,000	1,710
Websense, Inc. (a)	300,000	14,967
		112,858
IT Services – 5.2%
MPS Group, Inc. (a)(d)	6,818,900	75,417
Pegasus Solutions, Inc. (a)	280,490	2,749
SI International, Inc. (a)	400,000	12,552
TALX Corp. (d)	1,850,000	65,971
		156,689
Semiconductors & Semiconductor Equipment – 3.8%
Advanced Analogic Technologies, Inc.	5,400	70
Agere Systems, Inc. (a)	409	5
Cymer, Inc. (a)	100,000	3,350
FormFactor, Inc. (a)	200,000	5,434
Intersil Corp. Class A	127,390	2,675
Jenoptik AG (a)	56,650	541
Lam Research Corp. (a)	516,900	16,386
LTX Corp. (a)	300,000	1,278
MKS Instruments, Inc. (a)	1,722,500	30,592
O2Micro International Ltd. (a)	400,000	6,692
PDF Solutions, Inc. (a)	13,400	210
Photronics, Inc. (a)	100,000	2,077

283		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
RF Micro Devices, Inc. (a)	2,000,000	$13,100
Sanken Electric Co. Ltd.	727,000	8,693
Semtech Corp. (a)	200,000	3,270
Silicon Laboratories, Inc. (a)	437,800	13,585
Trident Microsystems, Inc. (a)	129,774	4,558
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	4,531
		117,047
Software 1.7%
Agile Software Corp. (a)	300,000	1,992
Aspen Technology, Inc. (a)	300,000	1,506
Bottomline Technologies, Inc. (a)	565,000	8,690
E.piphany, Inc. (a)	500,000	2,090
JDA Software Group, Inc. (a)	200,000	2,830
Kronos, Inc. (a)	451,673	19,571
Lawson Software, Inc. (a)	300,000	1,944
Macrovision Corp. (a)	503,968	9,323
THQ, Inc. (a)	100,000	3,361
WatchGuard Technologies, Inc. (a)	300,000	1,320
		52,627

TOTAL INFORMATION TECHNOLOGY		679,490

MATERIALS 7.7%
Chemicals – 0.1%
Olin Corp.	100,000	1,868
OMNOVA Solutions, Inc. (a)	100,000	470
		2,338
Construction Materials 5.6%
Florida Rock Industries, Inc.	2,992,195	169,358
Containers & Packaging – 0.0%
Peak International Ltd. (a)	28,600	86
Metals & Mining – 2.0%
Cleveland-Cliffs, Inc.	413,400	29,384
Lionore Mining International Ltd. (a)	500,000	2,371
Oregon Steel Mills, Inc. (a)	200,000	4,496
Steel Dynamics, Inc.	723,517	22,812
Stillwater Mining Co. (a)	174,322	1,400
		60,463

Quarterly Report

284

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Paper & Forest Products 0.0%
Sino-Forest Corp. (a)	500,000	$1,120

TOTAL MATERIALS		233,365

TELECOMMUNICATION SERVICES – 4.9%
Wireless Telecommunication Services – 4.9%
Alamosa Holdings, Inc. (a)	5,572,400	96,402
American Tower Corp. Class A (a)	1,497,900	35,710
MTN Group Ltd.	1,000,000	7,290
Ubiquitel, Inc. (a)	1,000,000	8,670
		148,072

UTILITIES – 0.1%
Electric Utilities – 0.1%
Sierra Pacific Resources (a)	300,000	4,374
TOTAL COMMON STOCKS
(Cost $2,008,534)		2,904,615

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)
(Cost $108)	7,200	—

Money Market Funds 5.9%

Fidelity Cash Central Fund, 3.6% (b)	137,663,308	137,663
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	41,593,425	41,593
TOTAL MONEY MARKET FUNDS
(Cost $179,256)		179,256

TOTAL INVESTMENT PORTFOLIO 101.5%
(Cost $2,187,898)		3,083,871

NET OTHER ASSETS – (1.5)%		(45,676)
NET ASSETS 100%		$3,038,195

285 Quarterly Report

Investments (Unaudited) continued Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company (e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$124

Quarterly Report

286

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliates	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
American Italian Pasta Co.
Class A	$13,309	$ 10,725	$14,449	$387	$
Bakers Footwear Group, Inc.	3,158		380		4,491
BE Aerospace, Inc	27,573	7,136			51,356
Capital Lease Funding, Inc	26,485		10,607	888
Greatbatch, Inc. (formerly
Wilson Greatbatch
Technologies, Inc.)	29,143	14,143			53,483
Hoku Scientific, Inc		6,000			6,400
MarineMax, Inc	34,066	1,942			34,603
Matrixx Initiatives, Inc	6,845	1,348			7,920
MPS Group, Inc	82,411		5,596		75,417
Neoware Systems, Inc	4,380	5,568			10,940
TALX Corp	20,580	17,870		170	65,971
United Natural Foods, Inc	80,271	11,402			110,621
Waste Connections, Inc	95,629				99,222
WorldSpace, Inc. Class A		44,881			32,796
Wright Medical Group, Inc	32,811	20,121	23,566	—	—
Total	$456,661	$ 141,136	$54,598	$1,445	$ 553,220

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,188,283,000. Net unrealized appreciation aggregated $895,588,000, of which $1,004,993,000 related to appreciated investment securities and $109,405,000 related to depreciated investment securities.

287 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

288

Quarterly Holdings Report for Fidelity® Advisor Strategic Growth Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805773.101 ATQG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.1%

	Shares	Value

CONSUMER DISCRETIONARY – 8.6%
Internet & Catalog Retail 1.8%
eBay, Inc. (a)	4,100	$166,009
GSI Commerce, Inc. (a)	13,400	241,334
		407,343
Media – 3.6%
Getty Images, Inc. (a)	3,500	299,565
Lamar Advertising Co. Class A (a)	1,300	52,286
Univision Communications, Inc. Class A (a)	12,300	330,870
XM Satellite Radio Holdings, Inc. Class A (a)	3,500	123,375
		806,096
Specialty Retail – 3.2%
Best Buy Co., Inc.	2,400	114,384
Foot Locker, Inc.	4,000	87,360
Staples, Inc.	23,650	519,354
		721,098

TOTAL CONSUMER DISCRETIONARY		1,934,537

CONSUMER STAPLES – 11.2%
Beverages – 1.9%
PepsiCo, Inc.	7,600	416,860
Food & Staples Retailing – 5.2%
CVS Corp.	6,000	176,220
Wal-Mart Stores, Inc.	15,000	674,400
Walgreen Co.	7,000	324,310
		1,174,930
Food Products 0.9%
Global Bio-Chem Technology Group Co. Ltd.	246,000	114,745
The J.M. Smucker Co.	1,600	76,352
		191,097
Household Products – 2.4%
Colgate-Palmolive Co.	2,200	115,500
Procter & Gamble Co.	7,800	432,744
		548,244

Quarterly Report

290

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Personal Products 0.8%
Avon Products, Inc.	2,000	$65,640
Gillette Co.	2,300	123,901
		189,541

TOTAL CONSUMER STAPLES		2,520,672

ENERGY 4.1%
Energy Equipment & Services – 3.2%
Halliburton Co.	9,100	563,927
National Oilwell Varco, Inc. (a)	2,614	167,845
		731,772
Oil, Gas & Consumable Fuels – 0.9%
BG Group PLC sponsored ADR	2,800	128,100
BP PLC sponsored ADR	1,000	68,380
		196,480

TOTAL ENERGY		928,252

FINANCIALS – 1.8%
Capital Markets 0.2%
Harris & Harris Group, Inc. (a)	4,300	49,450
Consumer Finance – 0.5%
American Express Co.	2,000	110,480
Insurance – 1.1%
American International Group, Inc.	4,000	236,800

TOTAL FINANCIALS		396,730

HEALTH CARE – 20.1%
Biotechnology – 0.3%
Alnylam Pharmaceuticals, Inc. (a)	6,600	62,700
Health Care Equipment & Supplies – 3.8%
Medtronic, Inc.	8,100	461,700
Millipore Corp. (a)	1,800	115,110
St. Jude Medical, Inc. (a)	1,700	78,030
Waters Corp. (a)	4,400	200,068
		854,908

291 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – 2.4%
McKesson Corp.	4,800	$224,016
UnitedHealth Group, Inc.	6,120	315,180
		539,196
Pharmaceuticals – 13.6%
Eli Lilly & Co.	4,000	220,080
Johnson & Johnson	11,100	703,629
Nastech Pharmaceutical Co., Inc. (a)	54,600	776,958
Novartis AG sponsored ADR	5,200	253,500
Schering-Plough Corp.	20,700	443,187
Sepracor, Inc. (a)	2,000	100,400
Wyeth	12,000	549,480
		3,047,234

TOTAL HEALTH CARE		4,504,038

INDUSTRIALS – 7.8%
Aerospace & Defense – 2.0%
Honeywell International, Inc.	11,800	451,704
Construction & Engineering – 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	12,300	381,546
Electrical Equipment – 0.5%
American Power Conversion Corp.	4,800	125,616
Industrial Conglomerates – 3.3%
General Electric Co.	21,900	736,059
Road & Rail 0.3%
Burlington Northern Santa Fe Corp.	1,100	58,322

TOTAL INDUSTRIALS		1,753,247

INFORMATION TECHNOLOGY – 45.5%
Communications Equipment – 5.6%
AudioCodes Ltd. (a)	17,400	171,390
Cisco Systems, Inc. (a)	11,200	197,344
Harris Corp.	10,600	409,266
Juniper Networks, Inc. (a)	9,200	209,208
QUALCOMM, Inc.	3,300	131,043
Sonus Networks, Inc. (a)	14,000	65,940
Tekelec (a)	3,900	76,869
		1,261,060

Quarterly Report

292

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 17.7%
Apple Computer, Inc. (a)	5,800	$272,194
Dell, Inc. (a)	29,800	1,060,880
EMC Corp. (a)	93,900	1,207,554
UNOVA, Inc. (a)	49,599	1,438,867
		3,979,495
Electronic Equipment & Instruments – 8.4%
DTS, Inc. (a)	5,700	104,481
Flextronics International Ltd. (a)	30,500	398,330
Jabil Circuit, Inc. (a)	37,900	1,115,776
National Instruments Corp.	6,700	190,213
Solectron Corp. (a)	15,600	63,960
		1,872,760
Internet Software & Services – 3.5%
aQuantive, Inc. (a)	5,000	90,300
Google, Inc. Class A (sub. vtg.)	700	200,200
Yahoo! Japan Corp	74	175,217
Yahoo!, Inc. (a)	9,400	313,396
		779,113
Office Electronics – 0.6%
Zebra Technologies Corp. Class A (a)	3,800	141,968
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Semiconductor Engineering, Inc. sponsored ADR	68,000	227,120
Analog Devices, Inc.	6,100	222,345
ASE Test Ltd. (a)	40,200	251,451
Siliconware Precision Industries Co. Ltd. sponsored ADR	43,977	203,174
		904,090
Software 5.7%
Microsoft Corp.	39,600	1,085,040
Quest Software, Inc. (a)	9,400	127,464
Ulticom, Inc. (a)	4,898	52,115
		1,264,619

TOTAL INFORMATION TECHNOLOGY		10,203,105

TOTAL COMMON STOCKS
(Cost $20,955,387)		22,240,581

293 Quarterly Report

Investments (Unaudited) continued

Money Market Funds 2.7%
	Shares	Value
Fidelity Cash Central Fund, 3.6% (b)	279,612	$ 279,612
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	334,800	334,800
TOTAL MONEY MARKET FUNDS
(Cost $614,412)		614,412
TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $21,569,799)		22,854,993
NET OTHER ASSETS – (1.8)%		(415,121)
NET ASSETS 100%		$ 22,439,872

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $21,628,867. Net unrealized
appreciation aggregated $1,226,126, of
which $2,149,113 related to appreciated
investment securities and $922,987 related
to depreciated investment securities.

Quarterly Report

294

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

295 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Value Strategies Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 91.8%

		Shares	Value (000s)

CONSUMER DISCRETIONARY – 16.8%
Auto Components 0.2%
Lear Corp.		110,000	$4,147
Automobiles – 1.7%
Monaco Coach Corp.		82,600	1,270
Nissan Motor Co. Ltd.		3,000,000	31,635
			32,905
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)		166,000	1,409
Hotels, Restaurants & Leisure 7.8%
Brinker International, Inc. (a)		314,400	11,680
Carnival Corp. unit		62,000	3,059
Domino’s Pizza, Inc.		1,531,600	35,227
Outback Steakhouse, Inc.		265,800	11,060
Royal Caribbean Cruises Ltd.		474,100	20,254
Wendy’s International, Inc.		124,400	5,864
WMS Industries, Inc. (a)(d)		2,301,300	66,646
			153,790
Household Durables – 0.5%
Matsushita Electric Industrial Co. Ltd.		129,000	2,263
Newell Rubbermaid, Inc.		355,000	8,318
			10,581
Leisure Equipment & Products – 1.5%
Brunswick Corp.		184,100	8,100
Eastman Kodak Co.		744,500	18,143
K2, Inc. (a)		264,600	3,294
			29,537
Media – 0.8%
Clear Channel Communications, Inc.		92,800	3,090
E.W. Scripps Co. Class A		129,300	6,465
Lamar Advertising Co. Class A (a)		162,600	6,540
			16,095
Multiline Retail – 0.9%
Big Lots, Inc. (a)		699,400	8,260
Family Dollar Stores, Inc.		423,200	8,413
			16,673
Specialty Retail – 2.6%
AnnTaylor Stores Corp. (a)		472,600	12,099
Gap, Inc.		394,000	7,490
Pier 1 Imports, Inc.		717,700	8,935

	297		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Sports Authority, Inc. (a)	248,600	$8,030
TBC Corp. New (a)	148,300	3,952
Tiffany & Co., Inc.	309,100	11,567
		52,073
Textiles, Apparel & Luxury Goods – 0.7%
Liz Claiborne, Inc.	355,200	14,574

TOTAL CONSUMER DISCRETIONARY		331,784

CONSUMER STAPLES 2.1%
Food & Staples Retailing – 1.1%
Koninklijke Ahold NV sponsored ADR (a)	519,400	4,638
Safeway, Inc.	708,800	16,820
		21,458
Food Products 0.5%
Dean Foods Co. (a)	249,600	9,220
TreeHouse Foods, Inc. (a)	24,380	734
		9,954
Household Products – 0.5%
Colgate-Palmolive Co.	201,300	10,568

TOTAL CONSUMER STAPLES		41,980

ENERGY 5.1%
Energy Equipment & Services – 5.1%
Baker Hughes, Inc.	211,200	12,408
BJ Services Co.	138,100	8,711
Cooper Cameron Corp. (a)	201,900	14,567
Halliburton Co.	338,800	20,995
Helmerich & Payne, Inc.	218,300	12,971
Nabors Industries Ltd. (a)	135,500	9,079
Noble Corp.	166,800	11,893
Transocean, Inc. (a)	180,200	10,639
		101,263

Quarterly Report

298

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – 10.8%
Capital Markets 1.2%
Lehman Brothers Holdings, Inc.	104,300	$11,020
Merrill Lynch & Co., Inc.	206,400	11,798
		22,818
Commercial Banks – 0.9%
UnionBanCal Corp.	115,500	7,827
Wachovia Corp.	210,500	10,445
		18,272
Insurance – 6.5%
AFLAC, Inc.	365,400	15,793
AMBAC Financial Group, Inc.	125,200	8,586
Axis Capital Holdings Ltd.	375,000	10,594
Endurance Specialty Holdings Ltd.	742,700	27,257
Genworth Financial, Inc. Class A (non-vtg.)	195,800	6,299
Hartford Financial Services Group, Inc.	81,100	5,924
MBIA, Inc.	191,700	11,113
MetLife, Inc.	208,600	10,217
MetLife, Inc. unit	132,100	3,647
Montpelier Re Holdings Ltd.	257,000	8,404
Scottish Re Group Ltd.	129,600	3,118
The St. Paul Travelers Companies, Inc.	243,536	10,474
United America Indemnity Ltd. Class A (a)	374,200	6,717
		128,143
Real Estate 0.6%
Digital Realty Trust, Inc.	37,100	706
General Growth Properties, Inc.	245,200	11,056
		11,762
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	280,300	9,471
Fannie Mae	132,700	6,773
Freddie Mac	138,700	8,375
Hudson City Bancorp, Inc.	613,300	7,666
		32,285

TOTAL FINANCIALS		213,280

HEALTH CARE – 12.0%
Biotechnology – 0.3%
Cephalon, Inc. (a)	145,300	5,888
299 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – 3.6%
Baxter International, Inc.	721,900	$29,114
Becton, Dickinson & Co.	161,200	8,484
CONMED Corp. (a)	89,700	2,625
Dade Behring Holdings, Inc.	207,500	7,592
Fisher Scientific International, Inc. (a)	174,300	11,239
Hospira, Inc. (a)	49,200	1,960
Varian, Inc. (a)	321,500	11,445
		72,459
Health Care Providers & Services – 6.7%
AmerisourceBergen Corp.	282,300	21,079
Community Health Systems, Inc. (a)	456,500	16,813
HCA, Inc.	315,300	15,544
Health Net, Inc. (a)	57,400	2,647
McKesson Corp.	516,400	24,100
Omnicare, Inc.	138,300	7,268
Pediatrix Medical Group, Inc. (a)	101,100	7,495
Quest Diagnostics, Inc.	315,700	15,779
Triad Hospitals, Inc. (a)	173,800	8,367
Universal Health Services, Inc. Class B	252,000	12,880
		131,972
Pharmaceuticals – 1.4%
Schering-Plough Corp.	1,056,900	22,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	139,200	4,516
		27,144

TOTAL HEALTH CARE		237,463

INDUSTRIALS – 8.3%
Aerospace & Defense – 0.3%
Precision Castparts Corp.	60,500	5,849
Building Products 0.8%
Masco Corp.	478,700	14,687
Commercial Services & Supplies – 2.2%
Monster Worldwide, Inc. (a)	1,256,409	39,250
Navigant Consulting, Inc. (a)	237,000	4,584
		43,834
Construction & Engineering – 0.5%
Dycom Industries, Inc. (a)	529,700	9,386

Quarterly Report

300

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Industrial Conglomerates – 1.0%
Tyco International Ltd.		701,800	$19,531
Machinery – 2.1%
Albany International Corp. Class A		271,100	9,765
Briggs & Stratton Corp.		201,500	7,435
Kennametal, Inc.		241,200	11,250
SPX Corp.		303,500	13,821
			42,271
Road & Rail 1.3%
Canadian National Railway Co.		150,400	9,924
CSX Corp.		150,200	6,598
Laidlaw International, Inc.		398,592	9,865
			26,387
Transportation Infrastructure 0.1%
Macquarie Infrastructure Co. Trust		78,531	2,257

TOTAL INDUSTRIALS			164,202

INFORMATION TECHNOLOGY – 29.1%
Communications Equipment – 3.3%
ADC Telecommunications, Inc. (a)		477,542	10,000
Belden CDT, Inc.		1,101,385	23,625
EVS Broadcast Equipment SA		186,025	5,600
Motorola, Inc.		496,900	10,872
Nokia Corp. sponsored ADR		381,900	6,023
Powerwave Technologies, Inc. (a)		802,700	8,412
			64,532
Computers & Peripherals – 3.1%
Palm, Inc. (a)		409,154	13,985
Seagate Technology		842,800	13,982
Storage Technology Corp. (a)		306,500	11,325
Western Digital Corp. (a)		1,606,300	22,247
			61,539
Electronic Equipment & Instruments – 5.8%
Agilent Technologies, Inc. (a)		535,400	17,218
Avnet, Inc. (a)		611,550	15,319
AVX Corp.		658,100	8,746
Celestica, Inc. (sub. vtg.) (a)		1,196,600	14,334
Dolby Laboratories, Inc. Class A		363,200	5,811
Flextronics International Ltd. (a)		1,571,300	20,521

	301		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Mettler-Toledo International, Inc. (a)	201,200	$10,140
Molex, Inc.	301,100	8,057
Symbol Technologies, Inc.	1,199,800	11,014
Tech Data Corp. (a)	98,000	3,588
		114,748
Internet Software & Services – 0.1%
iBasis, Inc. (a)	680,001	1,748
IT Services – 1.1%
Affiliated Computer Services, Inc. Class A (a)	17,800	925
Ceridian Corp. (a)	1,067,900	21,678
		22,603
Office Electronics – 1.4%
Xerox Corp. (a)	2,094,500	28,087
Semiconductors & Semiconductor Equipment – 4.0%
Agere Systems, Inc. (a)	24,200	274
Applied Materials, Inc.	548,400	10,041
Applied Micro Circuits Corp. (a)	2,800,000	7,700
ASML Holding NV (NY Shares) (a)	36,600	619
National Semiconductor Corp.	465,200	11,597
Novellus Systems, Inc. (a)	313,500	8,405
Omnivision Technologies, Inc. (a)	1,257,000	18,428
Samsung Electronics Co. Ltd.	20,500	10,739
Trident Microsystems, Inc. (a)	326,000	11,449
		79,252
Software 10.3%
Activision, Inc. (a)	363,333	8,120
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Take-Two Interactive Software, Inc. (a)(d)	3,844,450	91,498
THQ, Inc. (a)(d)	3,065,739	103,042
		202,660

TOTAL INFORMATION TECHNOLOGY		575,169

MATERIALS 3.0%
Chemicals – 1.6%
Ashland, Inc.	169,200	10,286
Celanese Corp. Class A	151,100	2,785
Chemtura Corp.	209,800	3,600

Quarterly Report

302

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Cytec Industries, Inc.	189,400	$9,015
Lyondell Chemical Co.	217,655	5,615
		31,301
Containers & Packaging – 0.4%
Owens Illinois, Inc. (a)	279,800	7,219
Metals & Mining – 1.0%
Alcan, Inc.	312,700	10,295
Alcoa, Inc.	385,400	10,325
		20,620

TOTAL MATERIALS		59,140

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.6%
Alaska Communication Systems Group, Inc.	405,500	4,392
Iowa Telecommunication Services, Inc.	324,701	6,043
		10,435
Wireless Telecommunication Services – 0.5%
American Tower Corp. Class A (a)	267,545	6,378
Motient Corp. (a)	162,300	3,773
		10,151

TOTAL TELECOMMUNICATION SERVICES		20,586

UTILITIES – 3.5%
Electric Utilities – 2.3%
Edison International	328,600	14,797
Entergy Corp.	142,400	10,667
Exelon Corp.	152,200	8,202
PPL Corp.	336,200	10,745
		44,411
Independent Power Producers & Energy Traders – 0.7%
TXU Corp.	149,100	14,466

303 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)
UTILITIES – continued
Multi-Utilities – 0.5%
PG&E Corp.	265,000	$9,943
TOTAL UTILITIES		68,820
TOTAL COMMON STOCKS
(Cost $1,564,916)		1,813,687
Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)
(Cost $36)	2,400	0
Money Market Funds 8.7%
Fidelity Cash Central Fund, 3.6% (b)	152,210,656	152,211
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	19,134,500	19,135
TOTAL MONEY MARKET FUNDS
(Cost $171,346)		171,346
TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $1,736,298)		1,985,033
NET OTHER ASSETS – (0.5)%		(9,939)
NET ASSETS 100%	$	1,975,094

Quarterly Report

304

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$41

305 Quarterly Report

Investments (Unaudited) continued Other Information

An affiliated company is a company in
which the fund has ownership of at least 5%
of the voting securities. Companies which
are affiliates of the fund at period-end are
noted in the fund’s Schedule of Investments.
Transactions during the period with
companies which are or were affiliates are
as follows:

	Value,	Purchases		Sales		Dividend	Value, end
Affiliates	beginning of			Proceeds		Income	of period
(Amounts in thousands)	period
Actuate Corp	$9,421	$		$8,362	$		$
Big Dog Holdings, Inc	6,431			6,167
Carmike Cinemas, Inc	31,236			25,210		390
Hi/fn, Inc	9,600			6,838
Interwoven, Inc	21,962		2,109	18,471
Jack in the Box, Inc	68,233			68,841
MapInfo Corp	16,440			15,059
Performance Technologies, Inc	8,721			6,667
Selectica, Inc	7,963			6,258
Take Two Interactive Software, Inc	98,426			9,944			91,498
TB Wood’s Corp	1,416			1,413
Terayon Communication Systems, Inc.	14,162			22,543
THQ, Inc	63,733		2,590				103,042
U.S. Concrete, Inc	16,837			15,316
Vignette Corp	27,557		496	26,554
WMS Industries, Inc	68,441		—	—		—	66,646
Total	$470,579		$5,195	$237,643		$390	$ 261,186

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,736,769,000. Net unrealized appreciation aggregated $248,264,000, of which $310,070,000 related to appreciated investment securities and $61,806,000 related to depreciated investment securities.

Quarterly Report

306

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

307 Quarterly Report

Quarterly Holdings Report for Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor Value Strategies Fund)

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 91.8%

		Shares	Value (000s)

CONSUMER DISCRETIONARY – 16.8%
Auto Components 0.2%
Lear Corp.		110,000	$4,147
Automobiles – 1.7%
Monaco Coach Corp.		82,600	1,270
Nissan Motor Co. Ltd.		3,000,000	31,635
			32,905
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)		166,000	1,409
Hotels, Restaurants & Leisure 7.8%
Brinker International, Inc. (a)		314,400	11,680
Carnival Corp. unit		62,000	3,059
Domino’s Pizza, Inc.		1,531,600	35,227
Outback Steakhouse, Inc.		265,800	11,060
Royal Caribbean Cruises Ltd.		474,100	20,254
Wendy’s International, Inc.		124,400	5,864
WMS Industries, Inc. (a)(d)		2,301,300	66,646
			153,790
Household Durables – 0.5%
Matsushita Electric Industrial Co. Ltd.		129,000	2,263
Newell Rubbermaid, Inc.		355,000	8,318
			10,581
Leisure Equipment & Products – 1.5%
Brunswick Corp.		184,100	8,100
Eastman Kodak Co.		744,500	18,143
K2, Inc. (a)		264,600	3,294
			29,537
Media – 0.8%
Clear Channel Communications, Inc.		92,800	3,090
E.W. Scripps Co. Class A		129,300	6,465
Lamar Advertising Co. Class A (a)		162,600	6,540
			16,095
Multiline Retail – 0.9%
Big Lots, Inc. (a)		699,400	8,260
Family Dollar Stores, Inc.		423,200	8,413
			16,673
Specialty Retail – 2.6%
AnnTaylor Stores Corp. (a)		472,600	12,099
Gap, Inc.		394,000	7,490
Pier 1 Imports, Inc.		717,700	8,935

	309		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Sports Authority, Inc. (a)	248,600	$8,030
TBC Corp. New (a)	148,300	3,952
Tiffany & Co., Inc.	309,100	11,567
		52,073
Textiles, Apparel & Luxury Goods – 0.7%
Liz Claiborne, Inc.	355,200	14,574

TOTAL CONSUMER DISCRETIONARY		331,784

CONSUMER STAPLES 2.1%
Food & Staples Retailing – 1.1%
Koninklijke Ahold NV sponsored ADR (a)	519,400	4,638
Safeway, Inc.	708,800	16,820
		21,458
Food Products 0.5%
Dean Foods Co. (a)	249,600	9,220
TreeHouse Foods, Inc. (a)	24,380	734
		9,954
Household Products – 0.5%
Colgate-Palmolive Co.	201,300	10,568

TOTAL CONSUMER STAPLES		41,980

ENERGY 5.1%
Energy Equipment & Services – 5.1%
Baker Hughes, Inc.	211,200	12,408
BJ Services Co.	138,100	8,711
Cooper Cameron Corp. (a)	201,900	14,567
Halliburton Co.	338,800	20,995
Helmerich & Payne, Inc.	218,300	12,971
Nabors Industries Ltd. (a)	135,500	9,079
Noble Corp.	166,800	11,893
Transocean, Inc. (a)	180,200	10,639
		101,263

Quarterly Report

310

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – 10.8%
Capital Markets 1.2%
Lehman Brothers Holdings, Inc.	104,300	$11,020
Merrill Lynch & Co., Inc.	206,400	11,798
		22,818
Commercial Banks – 0.9%
UnionBanCal Corp.	115,500	7,827
Wachovia Corp.	210,500	10,445
		18,272
Insurance – 6.5%
AFLAC, Inc.	365,400	15,793
AMBAC Financial Group, Inc.	125,200	8,586
Axis Capital Holdings Ltd.	375,000	10,594
Endurance Specialty Holdings Ltd.	742,700	27,257
Genworth Financial, Inc. Class A (non-vtg.)	195,800	6,299
Hartford Financial Services Group, Inc.	81,100	5,924
MBIA, Inc.	191,700	11,113
MetLife, Inc.	208,600	10,217
MetLife, Inc. unit	132,100	3,647
Montpelier Re Holdings Ltd.	257,000	8,404
Scottish Re Group Ltd.	129,600	3,118
The St. Paul Travelers Companies, Inc.	243,536	10,474
United America Indemnity Ltd. Class A (a)	374,200	6,717
		128,143
Real Estate 0.6%
Digital Realty Trust, Inc.	37,100	706
General Growth Properties, Inc.	245,200	11,056
		11,762
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	280,300	9,471
Fannie Mae	132,700	6,773
Freddie Mac	138,700	8,375
Hudson City Bancorp, Inc.	613,300	7,666
		32,285

TOTAL FINANCIALS		213,280

HEALTH CARE – 12.0%
Biotechnology – 0.3%
Cephalon, Inc. (a)	145,300	5,888

311 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – 3.6%
Baxter International, Inc.	721,900	$29,114
Becton, Dickinson & Co.	161,200	8,484
CONMED Corp. (a)	89,700	2,625
Dade Behring Holdings, Inc.	207,500	7,592
Fisher Scientific International, Inc. (a)	174,300	11,239
Hospira, Inc. (a)	49,200	1,960
Varian, Inc. (a)	321,500	11,445
		72,459
Health Care Providers & Services – 6.7%
AmerisourceBergen Corp.	282,300	21,079
Community Health Systems, Inc. (a)	456,500	16,813
HCA, Inc.	315,300	15,544
Health Net, Inc. (a)	57,400	2,647
McKesson Corp.	516,400	24,100
Omnicare, Inc.	138,300	7,268
Pediatrix Medical Group, Inc. (a)	101,100	7,495
Quest Diagnostics, Inc.	315,700	15,779
Triad Hospitals, Inc. (a)	173,800	8,367
Universal Health Services, Inc. Class B	252,000	12,880
		131,972
Pharmaceuticals – 1.4%
Schering-Plough Corp.	1,056,900	22,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	139,200	4,516
		27,144

TOTAL HEALTH CARE		237,463

INDUSTRIALS – 8.3%
Aerospace & Defense – 0.3%
Precision Castparts Corp.	60,500	5,849
Building Products 0.8%
Masco Corp.	478,700	14,687
Commercial Services & Supplies – 2.2%
Monster Worldwide, Inc. (a)	1,256,409	39,250
Navigant Consulting, Inc. (a)	237,000	4,584
		43,834
Construction & Engineering – 0.5%
Dycom Industries, Inc. (a)	529,700	9,386

Quarterly Report

312

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Industrial Conglomerates – 1.0%
Tyco International Ltd.		701,800	$19,531
Machinery – 2.1%
Albany International Corp. Class A		271,100	9,765
Briggs & Stratton Corp.		201,500	7,435
Kennametal, Inc.		241,200	11,250
SPX Corp.		303,500	13,821
			42,271
Road & Rail 1.3%
Canadian National Railway Co.		150,400	9,924
CSX Corp.		150,200	6,598
Laidlaw International, Inc.		398,592	9,865
			26,387
Transportation Infrastructure 0.1%
Macquarie Infrastructure Co. Trust		78,531	2,257

TOTAL INDUSTRIALS			164,202

INFORMATION TECHNOLOGY – 29.1%
Communications Equipment – 3.3%
ADC Telecommunications, Inc. (a)		477,542	10,000
Belden CDT, Inc.		1,101,385	23,625
EVS Broadcast Equipment SA		186,025	5,600
Motorola, Inc.		496,900	10,872
Nokia Corp. sponsored ADR		381,900	6,023
Powerwave Technologies, Inc. (a)		802,700	8,412
			64,532
Computers & Peripherals – 3.1%
Palm, Inc. (a)		409,154	13,985
Seagate Technology		842,800	13,982
Storage Technology Corp. (a)		306,500	11,325
Western Digital Corp. (a)		1,606,300	22,247
			61,539
Electronic Equipment & Instruments – 5.8%
Agilent Technologies, Inc. (a)		535,400	17,218
Avnet, Inc. (a)		611,550	15,319
AVX Corp.		658,100	8,746
Celestica, Inc. (sub. vtg.) (a)		1,196,600	14,334
Dolby Laboratories, Inc. Class A		363,200	5,811
Flextronics International Ltd. (a)		1,571,300	20,521

	313		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Mettler-Toledo International, Inc. (a)	201,200	$10,140
Molex, Inc.	301,100	8,057
Symbol Technologies, Inc.	1,199,800	11,014
Tech Data Corp. (a)	98,000	3,588
		114,748
Internet Software & Services – 0.1%
iBasis, Inc. (a)	680,001	1,748
IT Services – 1.1%
Affiliated Computer Services, Inc. Class A (a)	17,800	925
Ceridian Corp. (a)	1,067,900	21,678
		22,603
Office Electronics – 1.4%
Xerox Corp. (a)	2,094,500	28,087
Semiconductors & Semiconductor Equipment – 4.0%
Agere Systems, Inc. (a)	24,200	274
Applied Materials, Inc.	548,400	10,041
Applied Micro Circuits Corp. (a)	2,800,000	7,700
ASML Holding NV (NY Shares) (a)	36,600	619
National Semiconductor Corp.	465,200	11,597
Novellus Systems, Inc. (a)	313,500	8,405
Omnivision Technologies, Inc. (a)	1,257,000	18,428
Samsung Electronics Co. Ltd.	20,500	10,739
Trident Microsystems, Inc. (a)	326,000	11,449
		79,252
Software 10.3%
Activision, Inc. (a)	363,333	8,120
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Take-Two Interactive Software, Inc. (a)(d)	3,844,450	91,498
THQ, Inc. (a)(d)	3,065,739	103,042
		202,660

TOTAL INFORMATION TECHNOLOGY		575,169

MATERIALS 3.0%
Chemicals – 1.6%
Ashland, Inc.	169,200	10,286
Celanese Corp. Class A	151,100	2,785
Chemtura Corp.	209,800	3,600

Quarterly Report

314

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Cytec Industries, Inc.	189,400	$9,015
Lyondell Chemical Co.	217,655	5,615
		31,301
Containers & Packaging – 0.4%
Owens Illinois, Inc. (a)	279,800	7,219
Metals & Mining – 1.0%
Alcan, Inc.	312,700	10,295
Alcoa, Inc.	385,400	10,325
		20,620

TOTAL MATERIALS		59,140

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.6%
Alaska Communication Systems Group, Inc.	405,500	4,392
Iowa Telecommunication Services, Inc.	324,701	6,043
		10,435
Wireless Telecommunication Services – 0.5%
American Tower Corp. Class A (a)	267,545	6,378
Motient Corp. (a)	162,300	3,773
		10,151

TOTAL TELECOMMUNICATION SERVICES		20,586

UTILITIES – 3.5%
Electric Utilities – 2.3%
Edison International	328,600	14,797
Entergy Corp.	142,400	10,667
Exelon Corp.	152,200	8,202
PPL Corp.	336,200	10,745
		44,411
Independent Power Producers & Energy Traders – 0.7%
TXU Corp.	149,100	14,466

315 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)
UTILITIES – continued
Multi-Utilities – 0.5%
PG&E Corp.	265,000	$9,943
TOTAL UTILITIES		68,820
TOTAL COMMON STOCKS
(Cost $1,564,916)		1,813,687
Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)
(Cost $36)	2,400	0
Money Market Funds 8.7%
Fidelity Cash Central Fund, 3.6% (b)	152,210,656	152,211
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	19,134,500	19,135
TOTAL MONEY MARKET FUNDS
(Cost $171,346)		171,346
TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $1,736,298)		1,985,033
NET OTHER ASSETS – (0.5)%		(9,939)
NET ASSETS 100%	$	1,975,094

Quarterly Report

316

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$41

317 Quarterly Report

Investments (Unaudited) continued Other Information

An affiliated company is a company in
which the fund has ownership of at least 5%
of the voting securities. Companies which
are affiliates of the fund at period-end are
noted in the fund’s Schedule of Investments.
Transactions during the period with
companies which are or were affiliates are
as follows:

	Value,	Purchases		Sales		Dividend	Value, end
Affiliates	beginning of			Proceeds		Income	of period
(Amounts in thousands)	period
Actuate Corp	$9,421	$		$8,362	$		$
Big Dog Holdings, Inc	6,431			6,167
Carmike Cinemas, Inc	31,236			25,210		390
Hi/fn, Inc	9,600			6,838
Interwoven, Inc	21,962		2,109	18,471
Jack in the Box, Inc	68,233			68,841
MapInfo Corp	16,440			15,059
Performance Technologies, Inc	8,721			6,667
Selectica, Inc	7,963			6,258
Take Two Interactive Software, Inc	98,426			9,944			91,498
TB Wood’s Corp	1,416			1,413
Terayon Communication Systems, Inc.	14,162			22,543
THQ, Inc	63,733		2,590				103,042
U.S. Concrete, Inc	16,837			15,316
Vignette Corp	27,557		496	26,554
WMS Industries, Inc	68,441		—	—		—	66,646
Total	$470,579		$5,195	$237,643		$390	$ 261,186

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,736,769,000. Net unrealized appreciation aggregated $248,264,000, of which $310,070,000 related to appreciated investment securities and $61,806,000 related to depreciated investment securities.

Quarterly Report

318

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

319 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005